                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04847

                                  Eclipse Funds
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                             Robert A. Anselmi, Esq.
                              Michael Hession, Esq.
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 576-7000

Date of fiscal year end:   10/31/04

Date of reporting period:  11/1/03-4/30/04

Item 1.   Reports to Stockholders.

[New York Life Investment Management LLC LOGO]


EQUITY FUNDS

     MainStay All Cap Growth Fund

     MainStay All Cap Value Fund

     MainStay Mid Cap Core Fund

     MainStay Mid Cap Opportunity Fund

     MainStay S&P 500 Index Fund

     MainStay Small Cap Opportunity Fund


INCOME FUNDS

     MainStay Cash Reserves Fund

     MainStay Indexed Bond Fund

     MainStay Intermediate Term Bond Fund

     MainStay Short Term Bond Fund


BLENDED FUNDS

     MainStay Asset Manager Fund

     MainStay Balanced Fund




                                                               MAINSTAY(R) FUNDS
                                                               SEMIANNUAL REPORT


                                                               Unaudited
                                                               April 30, 2004

MESSAGE FROM
THE PRESIDENT

Most domestic and international stock markets advanced during the six months ended April 30, 2004. The U.S. economy generally improved, with real gross domestic product growing at a seasonally adjusted annual rate of 4.1% in the fourth quarter of 2003 and, according to preliminary estimates, rising 4.4% in the first quarter of 2004. Inflation remained relatively modest throughout the reporting period but increased enough to reassure the Federal Reserve that unwanted deflation was no longer a serious concern.

Increases in corporate productivity led to worries that we might be having a "jobless recovery." In early April, however, the release of March employment figures showed a dramatic rise in nonfarm payrolls. Unfortunately, the combination of higher employment and rising inflation suggested that the Federal Reserve might soon move to raise interest rates. Bond markets adjusted to accommodate this perception, with yields rising and prices declining in April. The stock market, which had recorded relatively steady gains since mid-March of 2003, became increasingly volatile from late January through the end of April 2004.

In March and April, bond yields rose to reflect the increasing likelihood of a less-accommodative monetary policy. Since bond prices and yields tend to move in opposite directions, several bond indices recorded negative price performance during the six-month reporting period, but most provided positive total returns.

A weak U.S. dollar helped strengthen the performance of international stocks and was good news for U.S. exporters. The strengthening Japanese economy was greeted as positive news by international investors, but moves to decelerate the rapid economic growth in China were not as favorably received. Several international markets provided double-digit total returns for the six-month reporting period.

On January 1, 2004, the Eclipse Funds were re-branded as MainStay Funds. The change was part of a repositioning initiative at New York Life Investment Management LLC. During the reporting period, some Funds were merged, others liquidated, and still others renamed. The result was a single, robust, and integrated mutual fund family that gives investors a more comprehensive array of alternatives.

At MainStay, each of our Funds seeks to achieve its investment objective through consistent application of an established investment process. Whether the investments you've chosen use quantitative analysis, fundamental research, or a combination of the two, our disciplines remain the same, even when the markets move. We believe that our time-tested investment strategies can help you pursue your long-range goals with confidence. We hope to continue to serve your investment needs for many years to come.

Sincerely,

[/s/ Gary E. Wendlandt]
Gary E. Wendlandt

President

   TABLE OF CONTENTS

   Message from the President                     1
---------------------------------------------------

   EQUITY FUNDS

   MainStay All Cap Growth Fund                   2
---------------------------------------------------

   MainStay All Cap Value Fund                   16
---------------------------------------------------

   MainStay Mid Cap Core Fund                    30
---------------------------------------------------

   MainStay Mid Cap Opportunity Fund             46
---------------------------------------------------

   MainStay S&P 500 Index Fund                   60
---------------------------------------------------

   MainStay Small Cap Opportunity Fund           76

   INCOME FUNDS

   MainStay Cash Reserves Fund                   92
---------------------------------------------------

   MainStay Indexed Bond Fund                   103
---------------------------------------------------

   MainStay Intermediate Term Bond Fund         123
---------------------------------------------------

   MainStay Short Term Bond Fund                140
---------------------------------------------------

   BLENDED FUNDS

   MainStay Asset Manager Fund                  152
---------------------------------------------------

   MainStay Balanced Fund                       184
---------------------------------------------------

   Notes to Financial Statements                202
---------------------------------------------------

   Board Members and Officers                   213

                                                     www.mainstayfunds.com     1

MAINSTAY ALL CAP GROWTH FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                              SIX     ONE     FIVE    TEN
BENCHMARKS                                                   MONTHS   YEAR   YEARS   YEARS
S&P 500(R) INDEX(1)                                           6.27%  22.88%  -2.26%  11.36%
RUSSELL 1000(R) GROWTH INDEX(2)                                4.14  21.65   -6.37     9.61
RUSSELL 3000(R) GROWTH INDEX(3)                                4.13  22.93   -5.95     9.21
AVERAGE LIPPER LARGE-CAP GROWTH FUND(4)                        2.45  18.27   -5.46     7.94

 CLASS A SHARES
--------------------------------------------------------------------------------

                          SIX      ONE      FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS    YEARS
---------------------------------------------------------
With sales charges       -2.95%   12.47%   -7.79%   7.07%
Excluding sales charges   2.70    19.02    -6.74    7.68

                                              (in thousands, with sales charges)

                                          MAINSTAY ALL CAP                            RUSSELL 1000 GROWTH    RUSSELL 3000 GROWTH
                                            GROWTH FUND           S&P 500 INDEX             INDEX(1)                INDEX
                                          ----------------        -------------       -------------------    -------------------
4/30/94                                          945                   1000                   1000                   1000
                                                1023                   1175                   1196                   1186
                                                1421                   1530                   1585                   1580
                                                1573                   1914                   1935                   1867
                                                2232                   2700                   2750                   2653
                                                2807                   3289                   3479                   3280
                                                3427                   3622                   4438                   4193
                                                2595                   3152                   3007                   2862
                                                2087                   2754                   2402                   2310
                                                1663                   2388                   2058                   1963
4/30/04                                         1980                   2934                   2503                   2413

      -- MainStay All Cap Growth Fund     -- Russell 1000 Growth Index
      -- S&P 500 Index                    -- Russell 3000 Growth Index

 CLASS B SHARES
--------------------------------------------------------------------------------

                          SIX      ONE      FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS    YEARS
---------------------------------------------------------
With sales charges       -2.58%   13.22%   -7.83%   6.71%
Excluding sales charges   2.42    18.22    -7.53    6.71

                                              (in thousands, with sales charges)

                                          MAINSTAY ALL CAP                            RUSSELL 1000 GROWTH    RUSSELL 3000 GROWTH
                                            GROWTH FUND           S&P 500 INDEX             INDEX(1)                INDEX
                                          ----------------        -------------       -------------------    -------------------
4/30/94                                         1000                   1000                   1000                   1000
                                                1072                   1175                   1196                   1186
                                                1477                   1530                   1585                   1580
                                                1621                   1914                   1935                   1867
                                                2275                   2700                   2750                   2653
                                                2832                   3289                   3479                   3280
                                                3423                   3622                   4438                   4193
                                                2564                   3152                   3007                   2862
                                                2046                   2754                   2402                   2310
                                                1619                   2388                   2058                   1963
4/30/04                                         1914                   2934                   2503                   2413

      -- MainStay All Cap Growth Fund     -- Russell 1000 Growth Index
      -- S&P 500 Index                    -- Russell 3000 Growth Index

 CLASS C SHARES
--------------------------------------------------------------------------------

                          SIX      ONE      FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS    YEARS
---------------------------------------------------------
With sales charges       1.48%    17.29%   -7.52%   6.72%
Excluding sales charges   2.48    18.29    -7.52    6.72

                                              (in thousands, with sales charges)

                                          MAINSTAY ALL CAP                            RUSSELL 1000 GROWTH    RUSSELL 3000 GROWTH
                                            GROWTH FUND           S&P 500 INDEX             INDEX(1)                INDEX
                                          ----------------        -------------       -------------------    -------------------
4/30/94                                         1000                   1000                   1000                   1000
                                                1072                   1175                   1196                   1186
                                                1477                   1530                   1585                   1580
                                                1621                   1914                   1935                   1867
                                                2275                   2700                   2750                   2653
                                                2832                   3289                   3479                   3280
                                                3423                   3622                   4438                   4193
                                                2564                   3152                   3007                   2862
                                                2046                   2754                   2402                   2310
                                                1619                   2388                   2058                   1963
4/30/04                                         1915                   2934                   2503                   2413

      -- MainStay All Cap Growth Fund     -- Russell 1000 Growth Index
      -- S&P 500 Index                    -- Russell 3000 Growth Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for Class A, B, and C shares, first offered 1/1/04, includes the historical performance of Class I shares from inception (1/2/91) through 12/31/03 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for such shares.

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 2   MainStay All Cap Growth Fund

 CLASS I SHARES
--------------------------------------------------------------------------------

                          SIX      ONE      FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS    YEARS
---------------------------------------------------------
With sales charges        N/A      N/A      N/A      N/A
Excluding sales charges  2.84%    19.34%   -6.59%   7.87%

                                              (in thousands, with sales charges)

                                          MAINSTAY ALL CAP                            RUSSELL 1000 GROWTH    RUSSELL 3000 GROWTH
                                            GROWTH FUND           S&P 500 INDEX             INDEX(1)                INDEX
                                          ----------------        -------------       -------------------    -------------------
4/30/94                                         1000                   1000                   1000                   1000
                                                1085                   1175                   1196                   1186
                                                1510                   1530                   1585                   1580
                                                1676                   1914                   1935                   1867
                                                2382                   2700                   2750                   2653
                                                2999                   3289                   3479                   3280
                                                3666                   3622                   4438                   4193
                                                2775                   3152                   3007                   2862
                                                2237                   2754                   2402                   2310
                                                1787                   2388                   2058                   1963
4/30/04                                         2133                   2934                   2503                   2413

      -- MainStay All Cap Growth Fund     -- Russell 1000 Growth Index
      -- S&P 500 Index                    -- Russell 3000 Growth Index

1. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
2. The Russell 1000(R) Growth Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
3. MainStay All Cap Growth Fund, going forward, will measure its performance against the Russell 3000(R) Growth Index. The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization and represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly into an index.
4. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     3

 $1,000 INVESTED IN MAINSTAY ALL CAP GROWTH FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             11/1/03           4/30/04            PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(1,2)                     $1,000             $  982              $4              $1,046              $4
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(1,2)                     $1,000             $  980              $7              $1,043              $7
------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES(1,2)                     $1,000             $  981              $7              $1,043              $7
------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES(3)                       $1,000             $1,029              $5              $1,045              $5
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 121 (to reflect the four-month period).
2. Class A shares, Class B shares and Class C shares were first offered on January 1, 2004. Expenses paid during the period reflect ongoing costs for the four-month period ending April 30, 2004. Had these shares been offered for the six months ended April 30, 2004, based on a hypothetical 5% return, expenses paid during the period would be $7, $10 and $10, respectively, and the ending account value would be $1,044, $1,040 and $1,040, respectively.
3. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

 4   MainStay All Cap Growth Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Rudolph C. Carryl and Edmund C. Spelman of MacKay Shields LLC

MAINSTAY ALL CAP GROWTH FUND (FORMERLY ECLIPSE GROWTH EQUITY FUND)

DID THE FUND'S PORTFOLIO-MANAGEMENT MANDATE CHANGE DURING THE REPORTING PERIOD?

Prior to January 2004, the Fund invested primarily in large-cap growth stocks. As its new name implies, MainStay All Cap Growth Fund has the flexibility to diversify its portfolio without capitalization restrictions. We have added a number of new stocks to the portfolio to reflect this added flexibility.

WHAT FACTORS AFFECTED THE STOCK MARKET DURING THE SIX MONTHS ENDED APRIL 30,
2004?

A number of factors kept the market volatile as investor sentiment shifted from positive to negative. The chief concern was uncertainty over the timing and magnitude of an anticipated Federal Reserve move to increase interest rates. Other worries included global terrorist activity, ongoing tensions in Iraq, and the threat that high oil prices could slow consumer spending. Despite these negatives, the U.S. economy continued on a strong growth track, and recent employment data suggest that the long-awaited recovery in the job market is finally beginning to take hold.

WHY DID THE FUND LAG ITS BENCHMARK OVER THE REPORTING PERIOD?

The primary reason why the Fund underperformed the Russell 3000(R) Index(1) was an overweighted position in consumer discretionary stocks, where company-specific issues negatively affected results. The Fund was also hurt by its underweighted position in consumer staples, a sector that rose as investors grew more defensive. Company-specific issues also had a negative impact on several of the Fund's financial holdings.

WHICH SECTORS PRODUCED THE STRONGEST RESULTS DURING THE REPORTING PERIOD?

The Fund's energy holdings gained the most ground, rising 31.0%(2) as the price of oil rose. This compared with a 27.2% increase for related stocks in the Index. The Fund's three energy holdings, Weatherford International (+25.2%), BJ Services (+33.7%), and Baker Hughes (+28.8%) were all strong performers.

The second-best-performing sector was health care, which delivered a 15.8% return versus an 11.8% increase for related stocks in the Index. The Fund's best performers in this sector were Caremark Rx (+76.1%), Genentech (+47.0%), Forest Laboratories (+29.5%), WellPoint Health Networks (+24.1%), and Cardinal Health (+21.8%).

HOW DID THE FUND'S INDUSTRIAL HOLDINGS PERFORM?

The Fund's industrials holdings rose 8.7% during the first half of the fiscal year versus a 6.5% increase for related stocks in the Index. Cendant (+19.8%) and Illinois Tool Works (+16.6%) advanced on strength in their various business segments. Danaher (+11.4%) was well positioned for an economic recovery. FedEx (-6.0%) fell on concerns over declining domestic market share. Lockheed Martin (-2.2%) declined on uncertainty over the direction of defense spending, and we sold the Fund's position in the stock.

WHICH SECTORS LAGGED THE BENCHMARK?

The Fund's consumer discretionary stocks declined 1.2% versus a 2.1% increase for the sector in the Index. The Fund did, however, hold a number of strong performers, including International Game Technology (+91.6%), Harley-Davidson (+16.7%), and TJX (+16.4%). Unfortunately, these gains were more than offset by weakness in other holdings. Kohl's (-25.2%) fell on competitive concerns. InterActive (-13.7%) declined on investor worries over InterActive's third-party bookings (Expedia and Hotels.com) versus competitors' direct Internet bookings. Other laggards in the consumer discretionary sector were Bed Bath & Beyond (-10.7%), Lowe's (-10.9%), and Lennar (-1.2%).

Overall, the Fund's information technology holdings fell 4.8%, versus a 5.3% decline for related stocks in the Index. Investors generally rotated out of the sector and into more-defensive issues as business spending remained modest and evidence mounted that the semiconductor cycle had peaked. The Fund's top information technology performer was Symantec

Past performance is no guarantee of future results. Investment objectives may not be met, as the underlying investment options are subject to market risk and fluctuations in value.
1. See footnote on page 3 for more information on the Russell 3000(R) Index.
2. Percentages for Fund holdings reflect the total return performance of the indicated securities or sectors for the six months ended 4/30/04, or for the portion of the reporting period such securities or sector holdings were held in the Fund, if shorter. Due to purchases and sales, the performance of Fund holdings may differ from the performance of the securities or sectors themselves.

                                                     www.mainstayfunds.com     5

(+32.2%), which advanced on strong demand for its antivirus and Internet security software. Most of the major detractors in the sector were in semiconductor-related businesses. Among the semiconductor-related holdings that experienced significant declines were KLA-Tencor (-12.2%), Applied Materials (-8.6%), Intel (-17.5%), and Texas Instruments (-1.0%). Network storage software vendor VERITAS Software (-23.8%) declined after its January 2004 announcement that the company would likely miss sales and profit forecasts in the coming quarter.

HOW DID THE FUND'S FINANCIAL HOLDINGS PERFORM?

The Fund's financials stocks declined 1.9% during the period versus a 4.1% gain for related stocks in the Index. Most financial stocks performed well until early March 2004, when interest-rate concerns began to take hold. Morgan Stanley (-3.7%) declined even though it handily beat earnings estimates during the period. Fannie Mae (-1.9%) was eliminated from the portfolio early in the year. Other financials positions sold during the period included Bank of America and Fifth Third Bancorp. Both were eliminated as growth slowed and the commercial loan market remained sluggish. During the period, we added positions in Capital One Financial, Doral Financial, New Century Financial, IndyMac Bancorp, and New York Community Bancorp.

WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET AND HOW IS THE FUND POSITIONED GOING FORWARD?

Investors are clearly focused on the potential for a Federal Reserve interest-rate hike. Terrorism and geopolitical conflicts are also important concerns. Despite these issues, we continue to take a long-term view and believe that holding a broadly based portfolio of best-in-class companies with strong growth prospects is the appropriate strategy for any market environment.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                   100.00
Short-Term Investments (collateral from securities lending                        2.00
  is 2.0%)
Liabilities in Excess of Cash and Other Assets                                    -2.0

 6   MainStay All Cap Growth Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED


                                                        SHARES           VALUE
COMMON STOCKS (100.0%)+
------------------------------------------------------------------------------
AEROSPACE & DEFENSE (1.6%)
United Technologies Corp.                               58,800   $   5,072,088
                                                                 -------------

AIR FREIGHT & LOGISTICS (1.6%)
FedEx Corp.                                             71,600       5,148,756
                                                                 -------------
AUTOMOBILES (1.4%)
Harley-Davidson, Inc.                                   81,000       4,561,920
                                                                 -------------
BEVERAGES (0.9%)
PepsiCo, Inc.                                           54,700       2,980,603
                                                                 -------------

BIOTECHNOLOGY (2.9%)
Amgen, Inc. (a)                                         67,500       3,798,225
Genentech, Inc. (a)                                     25,200       3,094,560
Gilead Sciences, Inc. (a)                               38,700       2,354,121
                                                                 -------------
                                                                     9,246,906
                                                                 -------------
BUILDING PRODUCTS (0.8%)
Eagle Materials, Inc.                                   32,842       2,157,719
Eagle Materials, Inc. Class B                            2,831         180,901
                                                                 -------------
                                                                     2,338,620
                                                                 -------------
CAPITAL MARKETS (1.5%)
Morgan Stanley                                          91,400       4,697,046
                                                                 -------------

CHEMICALS (1.5%)
Praxair, Inc.                                          133,700       4,886,735
                                                                 -------------
COMMERCIAL SERVICES & SUPPLIES (2.2%)
Apollo Group, Inc. Class A (a)                          23,000       2,090,240
Cendant Corp.                                          214,400       5,076,992
                                                                 -------------
                                                                     7,167,232
                                                                 -------------
COMMUNICATIONS EQUIPMENT (2.8%)
Avaya, Inc. (a)                                        253,000       3,461,040
Cisco Systems, Inc. (a)                                243,800       5,088,106
QLogic Corp. (a)                                        20,000         539,800
                                                                 -------------
                                                                     9,088,946
                                                                 -------------
COMPUTERS & PERIPHERALS (4.3%)
*Dell, Inc. (a)                                        157,000       5,449,470
Hewlett-Packard Co.                                    230,000       4,531,000
International Business Machines Corp.                   44,200       3,897,114
                                                                 -------------
                                                                    13,877,584
                                                                 -------------
CONSUMER FINANCE (2.4%)
American Express Co.                                    75,900       3,715,305
Capital One Financial Corp.                             58,300       3,820,399
                                                                 -------------
                                                                     7,535,704
                                                                 -------------
DIVERSIFIED FINANCIAL SERVICES (1.6%)
Citigroup, Inc.                                        107,493       5,169,338
                                                                 -------------


                                                        SHARES           VALUE
ELECTRICAL EQUIPMENT (0.5%)
Roper Industries, Inc.                                  36,000   $   1,747,800
                                                                 -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
Agilent Technologies, Inc. (a)                         136,800       3,694,968
Amphenol Corp. Class A (a)                              98,400       3,110,424
                                                                 -------------
                                                                     6,805,392
                                                                 -------------
ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes, Inc.                                      46,600       1,709,288
BJ Services Co. (a)                                     51,400       2,287,300
Weatherford International Ltd. (a)                      43,700       1,900,076
                                                                 -------------
                                                                     5,896,664
                                                                 -------------
FOOD & STAPLES RETAILING (2.7%)
*Sysco Corp.                                           137,100       5,244,075
Walgreen Co.                                            97,400       3,358,352
                                                                 -------------
                                                                     8,602,427
                                                                 -------------
HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
*Boston Scientific Corp. (a)                           136,300       5,614,197
Medtronic, Inc.                                         95,100       4,798,746
                                                                 -------------
                                                                    10,412,943
                                                                 -------------
HEALTH CARE PROVIDERS & SERVICES (8.4%)
*Cardinal Health, Inc.                                  78,200       5,728,150
*Caremark Rx, Inc. (a)                                 163,100       5,520,935
HCA, Inc.                                               39,100       1,588,633
Odyssey Healthcare, Inc. (a)                            66,000       1,109,460
Oxford Health Plans, Inc.                               43,500       2,368,140
Unitedhealth Group, Inc.                                83,200       5,115,136
*WellPoint Health
  Networks, Inc. (a)                                    50,800       5,673,852
                                                                 -------------
                                                                    27,104,306
                                                                 -------------
HOTELS, RESTAURANTS & LEISURE (1.4%)
International Game Technology                          118,200       4,460,868
                                                                 -------------

HOUSEHOLD DURABLES (4.5%)
Centex Corp.                                            68,000       3,260,600
Harman International Industries, Inc.                   21,000       1,592,850
Hovnanian Enterprises, Inc. Class A (a)                 60,000       2,158,200
Lennar Corp. Class A                                    87,200       4,085,320
Mohawk Industries, Inc. (a)                             21,700       1,673,938
Toro Co. (The)                                          30,000       1,744,500
                                                                 -------------
                                                                    14,515,408
                                                                 -------------
HOUSEHOLD PRODUCTS (0.6%)
Colgate-Palmolive Co.                                   30,200       1,747,976
                                                                 -------------

INDUSTRIAL CONGLOMERATES (1.2%)
General Electric Co.                                   129,200       3,869,540
                                                                 -------------

+ Percentages indicated are based on Fund net assets.
*  Fund's 10 largest holdings. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com     7


                                                        SHARES           VALUE
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
w
INTERNET & CATALOG RETAIL (1.9%)
InterActive Corp. (a)(c)                               151,700   $   4,834,679
Netflix, Inc. (a)(c)                                    48,000       1,213,920
                                                                 -------------
                                                                     6,048,599
                                                                 -------------
IT SERVICES (1.8%)
*First Data Corp.                                      126,600       5,746,374
                                                                 -------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Brunswick Corp.                                         61,300       2,520,043
                                                                 -------------
MACHINERY (5.2%)
*Danaher Corp.                                          60,400       5,588,208
Dover Corp.                                            130,300       5,215,909
*Illinois Tool Works, Inc.                              68,500       5,905,385
                                                                 -------------
                                                                    16,709,502
                                                                 -------------
MEDIA (4.9%)
Clear Channel Communications, Inc.                      76,320       3,166,517
Gannett Co., Inc.                                       49,900       4,325,332
Omnicom Group, Inc.                                     64,700       5,144,297
Viacom, Inc. Class B                                    82,661       3,194,847
                                                                 -------------
                                                                    15,830,993
                                                                 -------------
MULTILINE RETAIL (2.9%)
Kohl's Corp. (a)                                       102,200       4,270,938
Target Corp.                                           114,100       4,948,517
                                                                 -------------
                                                                     9,219,455
                                                                 -------------
PHARMACEUTICALS (6.2%)
Forest Laboratories, Inc. (a)                           76,900       4,958,512
Johnson & Johnson                                       78,100       4,219,743
Pfizer, Inc.                                           125,400       4,484,304
Taro Pharmaceutical Industries Ltd. (a)                 25,000       1,081,250
*Teva Pharmaceutical Industries Ltd. ADR (b)            86,200       5,306,472
                                                                 -------------
                                                                    20,050,281
                                                                 -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.1%)
Analog Devices, Inc.                                   115,000       4,899,000
Applied Materials, Inc. (a)                            196,300       3,578,549
Intel Corp.                                            155,000       3,988,150
KLA-Tencor Corp. (a)                                    66,800       2,783,556


                                                        SHARES           VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
Maxim Integrated
  Products, Inc.                                       102,900   $   4,732,371
Silicon Laboratories, Inc.                              30,000       1,414,500
Texas Instruments, Inc.                                186,800       4,688,680
                                                                 -------------
                                                                    26,084,806
                                                                 -------------
SOFTWARE (7.3%)
Electronic Arts, Inc. (a)                              103,200       5,223,984
Microsoft Corp.                                        175,100       4,547,347
Oracle Corp. (a)                                       401,948       4,509,857
Symantec Corp. (a)                                     104,700       4,716,735
VERITAS Software Corp. (a)                             170,600       4,549,902
                                                                 -------------
                                                                    23,547,825
                                                                 -------------
SPECIALTY RETAIL (5.5%)
Advanced Auto Parts, Inc. (a)                           45,000       1,941,750
Bed Bath & Beyond, Inc. (a)                            115,600       4,291,072
Chico's Fas, Inc. (a)                                   35,000       1,425,550
Lowe's Cos., Inc.                                       91,700       4,773,902
TJX Cos., Inc. (The)                                   209,900       5,157,243
                                                                 -------------
                                                                    17,589,517
                                                                 -------------
TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach, Inc. (a)                                         37,000       1,576,200
                                                                 -------------

THRIFTS & MORTGAGE FINANCE (3.0%)
Doral Financial Corp.                                   60,000       1,967,400
IndyMac Bancorp, Inc. (a)                               55,000       1,768,800
New Century Financial Corp.                             39,500       1,675,985
New York Community Bancorp, Inc.                       170,566       4,276,090
                                                                 -------------
                                                                     9,688,275
                                                                 -------------
Total Common Stocks
  (Cost $290,768,068)                                              321,546,672
                                                                 -------------
                                                     PRINCIPAL
                                                        AMOUNT           VALUE
w
SHORT-TERM INVESTMENTS (2.0%)
------------------------------------------------------------------------------
INVESTMENT COMPANY (0.1%)
AIM Institutional Funds Group (d)                   $  181,108         181,108
                                                                 -------------
Total Investment Company
  (Cost $181,108)                                                      181,108
                                                                 -------------

 8   MainStay All Cap Growth Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                     PRINCIPAL
                                                        AMOUNT           VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.9%)
Credit Suisse First Boston
  1.113%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity $3,000,278 (d)
  (Collateralized by
  Various Bonds
  with a Principal Amount of $2,914,317 and a
  Market Value of $3,056,564)                       $3,000,000   $   3,000,000
                                                                 -------------
Lehman Brothers, Inc.
  1.113%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity $3,000,278 (d)
  (Collateralized by
  Various Bonds
  with a Principal Amount of $3,936,592 and a
  Market Value of $3,144,565)                        3,000,000       3,000,000
                                                                 -------------
Total Repurchase Agreements (Cost $6,000,000)                        6,000,000
                                                                 -------------
Total Short-Term Investments (Cost $6,181,108)                       6,181,108
                                                                 -------------

Total Investments
  (Cost $296,949,176) (e)                           102.0%    327,727,780(f)
Liabilities in Excess of Cash and Other Assets       (2.0)     (6,271,090)
                                                    ------  -------------
Net Assets                                          100.0%  $ 321,456,690
                                                    ======  =============

(a)  Non-income producing security.
(b)  ADR-American Depositary Receipt.
(c) Represents securities out on loan or a portion which is out on loan.
(d) Represents a security or a portion thereof, purchased with cash collateral received for securities on loan.
(e) The cost for federal Income tax purposes is $297,063,845.
(f)  At April 30, 2004 net unrealized appreciation was
     $30,663,935, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $49,210,914 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $18,546,979.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com     9

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $296,949,176) including $6,048,599
  market value of securities loaned             $327,727,780
Receivables:
  Investment securities sold                         445,507
  Dividends and interest                             156,441
  Fund shares sold                                   133,565
Other assets                                          17,786
                                                ------------
    Total assets                                 328,481,079
                                                ------------
LIABILITIES:
Securities lending collateral                      6,181,108
Payables:
  Fund shares redeemed                               263,931
  Due to Custodian                                   210,079
  Manager                                            208,794
  Transfer agent                                      84,691
  Professional                                        44,972
  NYLIFE Distributors                                  3,526
  Directors                                              804
Accrued expenses                                      26,484
                                                ------------
    Total liabilities                              7,024,389
                                                ------------
Net assets                                      $321,456,690
                                                ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.001 per share)
  1 billion shares authorized
  Class A                                       $        648
  Class B                                                 66
  Class C                                                 11
  Class I                                             16,045
Additional paid-in capital                       329,956,625
Accumulated net investment loss                     (362,960)
Accumulated net realized loss on investments     (38,932,349)
Net unrealized appreciation on investments        30,778,604
                                                ------------
Net assets                                      $321,456,690
                                                ============
CLASS A
Net assets applicable to outstanding shares     $ 12,094,930
                                                ============
Shares of capital stock outstanding                  648,359
                                                ============
Net asset value per share outstanding           $      18.65
Maximum sales charge (5.50% of offering price)          1.09
                                                ------------
Maximum offering price per share outstanding    $      19.74
                                                ============
CLASS B
Net assets applicable to outstanding shares     $  1,222,082
                                                ============
Shares of capital stock outstanding                   65,649
                                                ============
Net asset value and offering price per share
  outstanding                                   $      18.62
                                                ============
CLASS C
Net assets applicable to outstanding shares     $    199,686
                                                ============
Shares of capital stock outstanding                   10,721
                                                ============
Net asset value and offering price per share
  outstanding                                   $      18.63
                                                ============
CLASS I
Net assets applicable to outstanding shares     $307,939,992
                                                ============
Shares of capital stock outstanding               16,044,803
                                                ============
Net asset value and offering price per share
  outstanding                                   $      19.19
                                                ============

 10   MainStay All Cap Growth Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                  $ 1,279,023
  Interest                                             5,656
  Income from securities loaned -- net                 1,171
                                                 -----------
    Total income                                   1,285,850
                                                 -----------
EXPENSES:
  Manager                                          1,492,105
  Transfer agent                                     149,416
  Professional                                        54,512
  Shareholder communication                           20,565
  Custodian                                           17,604
  Directors                                           16,190
  Registration                                        12,495
  Service -- Class A                                   9,342
  Service -- Class B                                     460
  Service -- Class C                                      72
  Service -- Service Class                             4,802
  Distribution -- Class B                              1,380
  Distribution -- Class C                                215
  Miscellaneous                                       11,912
                                                 -----------
    Total expenses before reimbursement            1,791,070
  Expense reimbursement from Manager                (142,260)
                                                 -----------
    Net expenses                                   1,648,810
                                                 -----------
Net investment loss                                 (362,960)
                                                 -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                   5,718,457
Net change in unrealized appreciation on
  investments                                      6,370,248
                                                 -----------
Net realized and unrealized gain on investments   12,088,705
                                                 -----------
Net increase in net assets resulting from
  operations                                     $11,725,745
                                                 ===========

(a) Dividends recorded net of foreign withholding taxes in the amount of $3,274.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                             2004           2003
INCREASE (DECREASE)
IN NET ASSETS:
Operations:
 Net investment loss                 $   (362,960)  $   (142,962)
 Net realized gain (loss) on
  investments and
  written option transactions           5,718,457     (2,856,949)
 Net change in unrealized
  appreciation (depreciation) on
  investments and written option
  transactions                          6,370,248     53,772,257
                                     ---------------------------
 Net increase in net assets
  resulting from operations            11,725,745     50,772,346
                                     ---------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             12,891,854             --
   Class B                              1,290,127             --
   Class C                                214,308             --
   Class I                             20,623,000     49,738,142
   Service Class                          375,347      3,583,519
                                     ---------------------------
                                       35,394,636     53,321,661
 Cost of shares redeemed:
   Class A                               (642,872)            --
   Class B                                (18,399)            --
   Class C                                 (6,063)            --
   Class I                            (66,986,690)   (76,228,177)
   Service Class                      (11,343,459)    (4,891,991)
                                     ---------------------------
                                      (78,997,483)   (81,120,168)
                                     ---------------------------
    Decrease in net assets derived
     from capital share
     transactions                     (43,602,847)   (27,798,507)
                                     ---------------------------
    Net increase (decrease) in net
     assets                           (31,877,102)    22,973,839

NET ASSETS:
Beginning of period                   353,333,792    330,359,953
                                     ---------------------------
End of period                        $321,456,690   $353,333,792
                                     ===========================
Accumulated net investment loss at
 end of period                       $   (362,960)  $         --
                                     ===========================

 12   MainStay All Cap Growth Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                             CLASS A      CLASS B      CLASS C
                                            ----------   ----------   ----------
                                            JANUARY 1,   JANUARY 1,   JANUARY 1,
                                              2004**       2004**       2004**
                                             THROUGH      THROUGH      THROUGH
                                            APRIL 30,    APRIL 30,    APRIL 30,
                                             2004***      2004***      2004***
Net asset value at beginning of period       $ 18.99       $18.99       $18.99
                                             -------       ------       ------
Net investment loss (a)                        (0.04)       (0.08)       (0.08)
Net realized and unrealized gain (loss) on
  investments                                  (0.30)       (0.29)       (0.28)
                                             -------       ------       ------
Total from investment operations               (0.34)       (0.37)       (0.36)
                                             -------       ------       ------
Less distributions:
  From net realized gain on investments           --           --           --
                                             -------       ------       ------
Net asset value at end of period             $ 18.65       $18.62       $18.63
                                             =======       ======       ======
Total investment return (b)                    (1.79%)      (1.95%)      (1.90%)
Ratios (to average net
  assets)/Supplemental Data:
    Net investment loss                        (0.57%)+     (1.32%)+     (1.32%)+
    Net expenses                                1.30%+       2.05%+       2.05%+
    Expenses (before reimbursement)             1.38%+       2.13%+       2.13%+
Portfolio turnover rate                           23%          23%          23%
Net assets at end of period (in 000's)       $12,095       $1,222         $200

*    The Fund changed its fiscal year end from December 31 to
     October 31.
**   Commencement of Operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and is not annualized.

 14   MainStay All Cap Growth Fund     The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                            CLASS I
-----------------------------------------------------------------------------------------------
                                                                JANUARY 1,
     SIX MONTHS                                                    1999                YEAR
       ENDED                                                      THROUGH             ENDED
     APRIL 30,              YEAR ENDED OCTOBER 31,              OCTOBER 31,        DECEMBER 31,
      2004***       2003       2002       2001        2000         1999*               1998
      $  18.66    $  16.02   $  19.92   $  37.50   $    36.45   $    33.48           $  25.43
      --------    --------   --------   --------   ----------   ----------           --------
         (0.02)      (0.01)     (0.04)     (0.09)       (0.20)       (0.14)             (0.09)
          0.55        2.65      (3.86)    (12.79)        4.66         3.45              10.35
      --------    --------   --------   --------   ----------   ----------           --------
          0.53        2.64      (3.90)    (12.88)        4.46         3.31              10.26
      --------    --------   --------   --------   ----------   ----------           --------
            --          --        --       (4.70)       (3.41)       (0.34)             (2.21)
      --------    --------   --------   --------   ----------   ----------           --------
      $  19.19    $  18.66   $  16.02   $  19.92   $    37.50   $    36.45           $  33.48
      ========    ========   ========   ========   ==========   ==========           ========
          2.84%      16.48%    (19.58%)   (38.34%)      12.24%        9.96%             40.50%
         (0.20%)+    (0.04%)    (0.22%)    (0.32%)      (0.52%)      (0.49%)+           (0.31%)
          0.93%+      0.93%      0.93%      0.93%        0.93%        0.93%+             0.94%
          1.01%+      1.02%      1.02%      0.98%        0.93%        0.93%+             0.94%
            23%         35%        63%        35%          48%          27%                29%
      $307,940    $342,761   $320,059   $436,898   $1,197,216   $1,049,756           $975,010

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY ALL CAP VALUE FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                              SIX     ONE     FIVE    TEN
BENCHMARKS                                                   MONTHS   YEAR   YEARS   YEARS
S&P 500(R) INDEX(1)                                           6.27%  22.88%  -2.26%  11.36%
RUSSELL 1000(R) VALUE INDEX(2)                                 8.15  26.26     1.55  12.12
RUSSELL 3000(R) VALUE INDEX(3)                                 8.23  27.39     2.32  12.09
AVERAGE LIPPER LARGE-CAP VALUE FUND(4)                         7.68  24.91     0.35    9.87

 CLASS A SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        2.88%    19.59%   0.44%   7.23%
Excluding sales charges    8.87    26.55    1.58    7.84

                                              (in thousands, with sales charges)

                                          MAINSTAY ALL CAP                             RUSSELL 1000 VALUE     RUSSELL 3000 VALUE
                                             VALUE FUND           S&P 500 INDEX              INDEX                  INDEX
                                          ----------------        -------------        ------------------     ------------------
4/30/94                                          945                   1000                   1000                   1000
                                                1033                   1175                   1126                   1118
                                                1290                   1530                   1463                   1449
                                                1505                   1914                   1793                   1763
                                                1979                   2700                   2549                   2507
                                                1858                   3289                   2908                   2791
                                                1765                   3622                   2796                   2698
                                                2027                   3152                   2975                   2902
                                                1972                   2754                   2859                   2839
                                                1588                   2388                   2487                   2458
4/30/04                                         2010                   2934                   3140                   3131

      -- MainStay All Cap Value Fund      -- Russell 1000 Value Index
      -- S&P 500 Index                    -- Russell 3000 Value Index

 CLASS B SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        3.49%    20.70%   0.48%   7.08%
Excluding sales charges    8.49    25.70    0.84    7.08

                                              (in thousands, with sales charges)

                                          MAINSTAY ALL CAP                             RUSSELL 1000 VALUE     RUSSELL 3000 VALUE
                                             VALUE FUND           S&P 500 INDEX              INDEX                  INDEX
                                          ----------------        -------------        ------------------     ------------------
4/30/94                                         1000                   1000                   1000                   1000
                                                1085                   1175                   1126                   1118
                                                1346                   1530                   1463                   1449
                                                1559                   1914                   1793                   1763
                                                2037                   2700                   2549                   2507
                                                1901                   3289                   2908                   2791
                                                1791                   3622                   2796                   2698
                                                2044                   3152                   2975                   2902
                                                1974                   2754                   2859                   2839
                                                1577                   2388                   2487                   2458
4/30/04                                         1982                   2934                   3140                   3131

      -- MainStay All Cap Value Fund      -- Russell 1000 Value Index
      -- S&P 500 Index                    -- Russell 3000 Value Index

 CLASS C SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        7.49%    24.70%   0.84%   7.08%
Excluding sales charges    8.49    25.70    0.84    7.08

                                              (in thousands, with sales charges)

                                          MAINSTAY ALL CAP                             RUSSELL 1000 VALUE     RUSSELL 3000 VALUE
                                             VALUE FUND           S&P 500 INDEX              INDEX                  INDEX
                                          ----------------        -------------        ------------------     ------------------
4/30/94                                         1000                   1000                   1000                   1000
                                                1085                   1175                   1126                   1118
                                                1346                   1530                   1463                   1449
                                                1559                   1914                   1793                   1763
                                                2037                   2700                   2549                   2507
                                                1901                   3289                   2908                   2791
                                                1791                   3622                   2796                   2698
                                                2044                   3152                   2975                   2902
                                                1974                   2754                   2859                   2839
                                                1577                   2388                   2487                   2458
4/30/04                                         1982                   2934                   3140                   3131

      -- MainStay All Cap Value Fund      -- Russell 1000 Value Index
      -- S&P 500 Index                    -- Russell 3000 Value Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for Class A, B, and C shares, first offered 1/1/04, includes the historical performance of Class I shares from inception (1/2/91) through 12/31/03 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for such shares.

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 16   MainStay All Cap Value Fund

 CLASS I SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges         N/A      N/A      N/A     N/A
Excluding sales charges   9.00%    26.92%   1.82%   8.09%

                                              (in thousands, with sales charges)

                                          MAINSTAY ALL CAP                             RUSSELL 1000 VALUE     RUSSELL 3000 VALUE
                                             VALUE FUND           S&P 500 INDEX              INDEX                  INDEX
                                          ----------------        -------------        ------------------     ------------------
4/30/94                                         1000                   1000                   1000                   1000
                                                1096                   1175                   1126                   1118
                                                1372                   1530                   1463                   1449
                                                1604                   1914                   1793                   1763
                                                2114                   2700                   2549                   2507
                                                1990                   3289                   2908                   2791
                                                1894                   3622                   2796                   2698
                                                2181                   3152                   2975                   2902
                                                2126                   2754                   2859                   2839
                                                1716                   2388                   2487                   2458
4/30/04                                         2178                   2934                   3140                   3131

      -- MainStay All Cap Value Fund      -- Russell 1000 Value Index
      -- S&P 500 Index                    -- Russell 3000 Value Index

1. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
2. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
3. MainStay All Cap Value Fund, going forward, will measure its performance against the Russell 3000(R) Value Index. The Russell 3000(R) Value Index measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization and represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.
4. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                    www.mainstayfunds.com     17

 $1,000 INVESTED IN MAINSTAY ALL CAP VALUE FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                         ENDING ACCOUNT
                                                     ENDING ACCOUNT                          VALUE
                                                      VALUE (BASED                         (BASED ON
                                     BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL         EXPENSES
                                      ACCOUNT         RETURNS AND           PAID           5% RETURN             PAID
                                       VALUE           EXPENSES)           DURING          AND ACTUAL           DURING
SHARE CLASS                           11/1/03           4/30/04            PERIOD          EXPENSES)            PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(1,2)                   $1,000             $1,002              $4              $1,046               $4
-------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(1,2)                   $1,000             $  999              $7              $1,043               $7
-------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES(1,2)                   $1,000             $  999              $7              $1,043               $7
-------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES(3)                     $1,000             $1,090              $5              $1,045               $5
-------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 121 (to reflect the four-month period).
2. Class A shares, Class B shares and Class C shares were first offered on January 1, 2004. Expenses paid during the period reflect ongoing costs for the four-month period ending April 30, 2004. Had these shares been offered for the six months ended April 30, 2004, based on a hypothetical 5% return, expenses paid during the period would be $6, $10 and $10, respectively, and the ending account value would be $1,044, $1,040 and $1,040, respectively.
3. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

 18   MainStay All Cap Value Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Richard A. Rosen of MacKay Shields LLC

MAINSTAY ALL CAP VALUE FUND (FORMERLY ECLIPSE VALUE EQUITY FUND)

DID THE FUND'S PORTFOLIO-MANAGEMENT MANDATE CHANGE DURING THE REPORTING PERIOD?

Prior to January 2004, the Fund invested primarily in large-cap value stocks. As its new name implies, MainStay All Cap Value Fund now has the flexibility to diversify its portfolio without capitalization restrictions. We have added some new stocks to the portfolio to reflect this added flexibility.

WHAT MAJOR FACTORS INFLUENCED THE STOCK MARKET DURING THE SIX MONTHS ENDED APRIL 30, 2004?

In November and December 2003, evidence of an improving economy drove stock prices higher. Strong growth in corporate profits helped equities continue their climb in January and February 2004. Fourth-quarter 2003 earnings reports confirmed a strong growth trend, with rapid revenue growth making a significant contribution to bottom-line gains.

The interest-rate and inflation outlook remained relatively benign through most of the reporting period. In the last two months, however, strong employment figures and rising inflation data led to concerns that the Federal Reserve might move to raise interest rates. In March and April 2004, the equity market gave back some of the ground it had earlier gained.

WERE THERE OTHER FORCES AT WORK?

The push and pull of mixed economic signals had a definite effect. While U.S. economic news was generally favorable, the market was affected by geopolitical unrest and signs that economic growth in China might decelerate. First-quarter 2004 corporate profit reports were strong, but inflation and interest-rate concerns seemed to preoccupy investors in April.

WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG RELATIVE PERFORMANCE?

Excluding sales charges, the Fund outperformed its benchmarks largely because of good stock selection within the financials, industrials, and information technology sectors. As of April 30, 2004, the Fund was underweighted in financials and overweighted in industrials. Some holdings in the Fund's overweighted positions in energy, materials, and industrials also benefited from improving trends in manufacturing and industrial data.

HOW DID THE FUND'S FINANCIAL STOCKS IN THIS SECTOR FARE DURING THE PERIOD?

The financials sector was one of the Fund's weakest-performing sectors on an absolute basis. This was particularly true in April 2004, as concern about the potential for rising interest rates was reflected in the market. Fortunately, the Fund avoided many of the stocks that fell sharply, and it had exposure to some issues that posted good results. The Fund's insurance-related holdings advanced on positive pricing trends. Allstate, Prudential Financial, and Hartford Financial Services Group all enhanced the Fund's results during the reporting period. Bank One and FleetBoston Financial were also strong. FleetBoston Financial received an acquisition bid from Bank of America in late October 2003, and FleetBoston Financial's shares were up 13% for the reporting period.(1) Bank One gained 18%, partly because of a January 2004 takeover bid from J.P. Morgan Chase.

Unfortunately, the Fund also held financial stocks that detracted from the Fund's relative performance. Among them were Merrill Lynch, a capital-markets sensitive stock that fell with the broader equity market, and Washington Mutual, a lender that might be negatively affected by higher interest rates. Both stocks were down 8% during the period.

HOW DID THE FUND'S INFORMATION TECHNOLOGY HOLDINGS PERFORM?

Although the information technology sector generally provided lackluster performance during the reporting period, the Fund's holdings in the sector strongly outperformed information technology stocks in the Russell 1000(R) Value Index and the Russell 3000(R) Value Index. The Fund benefited from its position in Motorola, which rose 36% during the reporting period. Balance sheet strength, new leadership, and improving operating trends in mobile handsets, semiconductors, and telecommunications equipment helped Motorola post first-quarter 2004 earnings well above the most optimistic expectations.

Past performance is no guarantee of future results. Investment objectives may not be met, as the underlying investment options are subject to market risk and fluctuations in value.
1. Percentages reflect the price performance of the securities mentioned for the six months ended 4/30/04, or for the portion of the reporting period shares were held in the Fund, if shorter. Performance percentages do not reflect the impact of dividends received, if any. Due to purchases and sales, the performance of Fund holdings may differ from that of the securities themselves.

                                                    www.mainstayfunds.com     19

Although Advanced Micro Devices posted strong gains in 2003, investors began to take profits when the company appeared to be embarking on a major spending initiative. There was also speculation that rival Intel might counter Advanced Micro Devices' 64-bit microprocessor with one of its own.

WERE THERE OTHER STOCKS THAT ENHANCED OR DETRACTED FROM RESULTS?

The Fund's defense & aerospace industry holdings contributed positively to the Fund's performance, as government spending helped earnings and cash-flow generation. Raytheon was up 23%. Northrop Grumman and Boeing each gained 12%. Within the industrials sector, Navistar International climbed 12%. Navistar International has benefited from rising heavy-duty truck order rates and, in our view, has remained inexpensive relative to its earnings power. High energy prices helped the Fund's integrated energy stocks, with ConocoPhillips rising 26% and ChevronTexaco gaining 25%. We reduced the Fund's positions in these stocks as they approached our price targets. Bowater managed small gains during the reporting period, but the position had a negative impact on relative performance. We remain optimistic about price increases in the paper industry and expect these holdings to respond favorably.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

At the end of April 2004, the Fund was overweighted in energy, industrials, materials, health care, and consumer staples, and underweighted in the consumer discretionary, financials, and utilities sectors. We remain confident in our investment disciplines and will continue to seek opportunities among undervalued stocks with improving fundamental characteristics.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                   92.00
Short-Term Investments (collateral from securities lending                       8.70
  is 1.4%)
Convertible Preferred Stock                                                      0.60
Liabilities in Excess of Cash and Other Assets                                  -1.30

 20   MainStay All Cap Value Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED


                                                           SHARES           VALUE
COMMON STOCKS (92.0%)+
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE (4.7%)
Boeing Co. (The)                                           55,500   $   2,369,295
Northrop Grumman Corp.                                     25,900       2,570,575
Raytheon Co.                                               75,300       2,429,178
                                                                    -------------
                                                                        7,369,048
                                                                    -------------
AUTO COMPONENTS (2.3%)
Delphi Corp.                                              210,200       2,144,040
TRW Automotive Holdings Corp. (a)                          68,200       1,430,836
                                                                    -------------
                                                                        3,574,876
                                                                    -------------
BUILDING PRODUCTS (1.3%)
American Standard Cos., Inc. (a)                           19,600       2,061,724
                                                                    -------------
CAPITAL MARKETS (4.7%)
Goldman Sachs Group, Inc. (The)                            22,600       2,186,550
iShares Russell 3000 Value Index (c)                       40,000       3,043,200
Merrill Lynch & Co., Inc.                                  38,800       2,104,124
                                                                    -------------
                                                                        7,333,874
                                                                    -------------
COMMERCIAL BANKS (8.9%)
*Bank of America Corp.                                     49,277       3,966,306
Bank One Corp.                                             45,800       2,261,146
PNC Financial Services Group, Inc. (The)                   53,600       2,846,160
U.S. Bancorp                                               76,500       1,961,460
Wachovia Corp.                                             62,300       2,850,225
                                                                    -------------
                                                                       13,885,297
                                                                    -------------
COMMUNICATIONS EQUIPMENT (0.9%)
Motorola, Inc.                                             77,400       1,412,550
                                                                    -------------

COMPUTERS & PERIPHERALS (1.9%)
International Business Machines Corp.                      33,800       2,980,146
                                                                    -------------

CONTAINERS & PACKAGING (2.6%)
*Smurfit-Stone Container Corp. (a)                        233,700       4,017,303
                                                                    -------------

DIVERSIFIED FINANCIAL SERVICES (2.8%)
*Citigroup, Inc.                                           91,233       4,387,395
                                                                    -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.3%)
ALLTEL Corp.                                               47,100       2,371,014
BellSouth Corp.                                            74,200       1,915,102

+ Percentages indicated are based on Fund net assets.
* Fund's 10 largest holdings. May be subject to change daily.


                                                           SHARES           VALUE
DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
SBC Communications, Inc.                                   33,000   $     821,700
Verizon Communications, Inc.                               84,500       3,189,030
                                                                    -------------
                                                                        8,296,846
                                                                    -------------
ELECTRIC UTILITIES (0.6%)
FirstEnergy Corp.                                          24,500         957,950
                                                                    -------------

ELECTRICAL EQUIPMENT (1.0%)
Cooper Industries Ltd. Class A                             30,200       1,658,282
                                                                    -------------

ENERGY EQUIPMENT & SERVICES (4.2%)
Diamond Offshore Drilling, Inc. (d)                        91,500       2,064,240
Pride International, Inc. (a)                             135,200       2,280,824
Transocean, Inc. (a)                                       83,700       2,324,349
                                                                    -------------
                                                                        6,669,413
                                                                    -------------
FOOD & STAPLES RETAILING (3.4%)
*CVS Corp.                                                102,200       3,947,986
Kroger Co. (The) (a)                                       81,300       1,422,750
                                                                    -------------
                                                                        5,370,736
                                                                    -------------
FOOD PRODUCTS (4.0%)
Cadbury Schweppes PLC ADR (e)                              58,900       1,923,085
General Mills, Inc.                                        50,900       2,481,375
Kraft Foods, Inc. Class A                                  55,800       1,836,378
                                                                    -------------
                                                                        6,240,838
                                                                    -------------
HEALTH CARE PROVIDERS & SERVICES (3.0%)
HCA, Inc.                                                  76,500       3,108,195
Universal Health Services, Inc.
  Class B                                                  35,100       1,540,890
                                                                    -------------
                                                                        4,649,085
                                                                    -------------
HOUSEHOLD PRODUCTS (1.6%)
Kimberly-Clark Corp.                                       37,600       2,460,920
                                                                    -------------

INSURANCE (9.7%)
Allstate Corp. (The)                                       66,000       3,029,400
American International Group, Inc.                         27,300       1,956,045
Hartford Financial Services Group, Inc. (The)              49,200       3,005,136
Marsh & McLennan Cos., Inc.                                32,500       1,465,750
Prudential Financial, Inc.                                 60,400       2,653,976
St. Paul Travelers Cos., Inc. (The)                        77,834       3,165,509
                                                                    -------------
                                                                       15,275,816
                                                                    -------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES           VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
IT SERVICES (2.3%)
*Computer Sciences Corp. (a)                               87,900   $   3,595,989
                                                                    -------------

MACHINERY (3.0%)
*Navistar International Corp. (a)                         104,500       4,718,175
                                                                    -------------
METALS & MINING (1.5%)
Alcoa, Inc.                                                77,772       2,391,489
                                                                    -------------
OIL & GAS (9.0%)
*ChevronTexaco Corp.                                       40,121       3,671,071
*ConocoPhillips                                            51,300       3,657,690
ExxonMobil Corp.                                           78,300       3,331,665
Kerr-McGee Corp.                                           70,000       3,425,100
                                                                    -------------
                                                                       14,085,526
                                                                    -------------
PAPER & FOREST PRODUCTS (2.6%)
*Bowater, Inc.                                             95,700       4,014,615
                                                                    -------------
PHARMACEUTICALS (4.0%)
Bristol-Myers Squibb Co.                                   81,400       2,043,140
*Merck & Co., Inc.                                         90,200       4,239,400
                                                                    -------------
                                                                        6,282,540
                                                                    -------------
ROAD & RAIL (1.6%)
Burlington Northern Santa Fe Corp.                         76,000       2,485,200
                                                                    -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Advanced Micro Devices, Inc. (a)                           57,000         810,540
                                                                    -------------

SOFTWARE (1.0%)
BMC Software, Inc. (a)                                     95,900       1,659,070
                                                                    -------------

SPECIALTY RETAIL (2.3%)
Gap, Inc. (The)                                           162,300       3,572,223
                                                                    -------------

THRIFTS & MORTGAGE FINANCE (1.3%)
Washington Mutual, Inc.                                    51,500       2,028,585
                                                                    -------------
Total Common Stocks (Cost $124,532,931)                               144,246,051
                                                                    -------------


                                                           SHARES           VALUE
CONVERTIBLE PREFERRED STOCK (0.6%)
---------------------------------------------------------------------------------
OIL & GAS (0.6%)
Goldman Sachs Group, Inc. (The)
  2.75%, Series BSKT (f)                                   10,000   $     988,220
                                                                    -------------
Total Convertible Preferred Stock (Cost
  $1,000,000)                                                             988,220
                                                                    -------------
                                                        NUMBER OF
                                                    CONTRACTS (G)           VALUE
PURCHASED CALL OPTION (0.0%) (B)
---------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (0.0%) (B)
Rowan Cos., Inc.
  Strike Price $25.00
  Expire 10/16/04 (a)(h)                                      597          71,640
                                                                    -------------
Total Purchased Call Option (Cost $73,407)                                 71,640
                                                                    -------------
                                                        PRINCIPAL
                                                           AMOUNT           VALUE
SHORT-TERM INVESTMENTS (8.7%)
---------------------------------------------------------------------------------
COMMERCIAL PAPER (7.3%)
American Express Credit Corp.
  1.02%, due 5/4/04                                 $     700,000         699,941
American General Finance Corp.
  1.02%, due 5/7/04                                     1,670,000       1,669,716
Federal National Mortgage Association
  0.91%, due 5/3/04                                       890,000         889,955
General Electric Capital Corp.
  1.02%, due 5/6/04                                       445,000         444,937
Morgan Stanley & Co.
  0.97%, due 5/24/04                                    3,470,000       3,467,716
UBS Finance Delaware LLC
  1.02%, due 5/3/04                                     4,250,000       4,249,759
                                                                    -------------
Total Commercial Paper (Cost $11,422,024)                              11,422,024
                                                                    -------------

                                                           SHARES           VALUE
INVESTMENT COMPANY (0.1%)
AIM Institutional Funds Group (i)                         162,367         162,367
                                                                    -------------
Total Investment Company (Cost $162,367)                                  162,367
                                                                    -------------

 22   MainStay All Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                        PRINCIPAL
                                                           AMOUNT           VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.3%)
Lehman Brothers, Inc.
  1.1124%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity
  $2,000,185 (i)
  (Collateralized by Various Bonds with a
  Principal Amount of $2,628,126 and a Market
  Value of $2,099,358)                              $   2,000,000   $   2,000,000
                                                                    -------------
Total Repurchase Agreement (Cost $2,000,000)                            2,000,000
                                                                    -------------
Total Short-Term Investments (Cost $13,584,391)                        13,584,391
                                                                    -------------
Total Investments
  (Cost $139,190,729) (j)                                   101.3%    158,890,302(k)
Liabilities in Excess of
  Cash & Other Assets                                        (1.3)     (2,107,243)
                                                              ------ ------------
Net Assets                                                  100.0%  $ 156,783,059
                                                           ======    ============
                                                        NUMBER OF
                                                    CONTRACTS (g)           VALUE
WRITTEN CALL OPTIONS (-0.0%) (B)
---------------------------------------------------------------------------------
MACHINERY (-0.0%) (B)
Navistar International Corp.
  Strike Price $55.00
  Expire 7/17/04 (a)(h)                                      (229)  $      (9,160)
                                                                    -------------

OIL & GAS (-0.0%) (B)
ChevronTexaco Corp.
  Strike Price $90.00
  Expire 6/19/04 (a)(h)                                      (118)        (38,940)
                                                                    -------------
Total Written Call Options
  (Premium ($52,412))                                               $     (48,100)
                                                                    =============

(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c) Exchange Traded Fund -- represents a basket of securities that are traded on an exchange.
(d) Represents securities out on loan or a portion which is out on loan.
(e)  ADR -- American Depositary Receipt.
(f) An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.
(g)  One contract relates to 100 shares.
(h) Options can be exercised into the underlying common stock.
(i) Represents a security or portion thereof, purchased with cash collateral received for securities on loan.
(j) The cost for federal income tax purposes is $140,497,447.
(k)  At April 30, 2004 net unrealized appreciation was
     $18,392,855, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $19,699,032 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,306,177.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $139,190,729) including
  $2,030,400 market value of securities loaned  $158,890,302
Cash                                                   1,223
Receivables:
  Investment securities sold                       4,143,291
  Fund shares sold                                   356,524
  Dividends and interest                             241,398
Other assets                                          16,839
                                                ------------
    Total assets                                 163,649,577
                                                ------------
LIABILITIES:
Securities lending collateral                      2,162,367
Written options, at value (premium received
  $52,412)                                            48,100
Payables:
  Investment securities purchased                  4,417,310
  Manager                                             89,856
  Transfer agent                                      66,929
  Fund shares redeemed                                26,967
  Custodian                                            5,498
  NYLIFE Distributors                                  2,744
Accrued expenses                                      46,747
                                                ------------
    Total liabilities                              6,866,518
                                                ------------
Net assets                                      $156,783,059
                                                ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.001 per share)
  1 billion shares authorized
  Class A                                       $        635
  Class B                                                116
  Class C                                                 34
  Class I                                             12,158
Additional paid-in capital                       162,158,260
Accumulated undistributed net investment
  income                                             638,318
Accumulated net realized loss on investments
  and option transactions                        (25,730,347)
Net unrealized appreciation on investments and
  written options                                 19,703,885
                                                ------------
Net assets                                      $156,783,059
                                                ============
CLASS A
Net assets applicable to outstanding shares     $  7,676,558
                                                ============
Shares of capital stock outstanding                  634,552
                                                ============
Net asset value per share outstanding           $      12.10
Maximum sales charge (5.50% of offering price)          0.70
                                                ------------
Maximum offering price per share outstanding    $      12.80
                                                ============
CLASS B
Net assets applicable to outstanding shares     $  1,403,822
                                                ============
Shares of capital stock outstanding                  116,295
                                                ============
Net asset value and offering price per share
  outstanding                                   $      12.07
                                                ============

CLASS C
Net assets applicable to outstanding shares     $    410,202
                                                ============
Shares of capital stock outstanding                   33,985
                                                ============
Net asset value and offering price per share
  outstanding                                   $      12.07
                                                ============
CLASS I
Net assets applicable to outstanding shares     $147,292,477
                                                ============
Shares of capital stock outstanding               12,158,195
                                                ============
Net asset value and offering price per share
  outstanding                                   $      12.11
                                                ============

 24   MainStay All Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                  $ 1,549,022
  Interest                                            37,660
  Income from securities loaned -- net                   782
                                                 -----------
    Total income                                   1,587,464
                                                 -----------
EXPENSES:
  Manager                                            666,525
  Transfer agent                                     107,047
  Professional                                        31,992
  Registration                                        12,337
  Custodian                                           11,252
  Directors                                           10,514
  Shareholder communication                           10,456
  Service -- Class A                                   5,255
  Service -- Class B                                     453
  Service -- Class C                                     143
  Service -- Service Class                             2,596
  Distribution -- Class B                              1,360
  Distribution -- Class C                                427
  Miscellaneous                                       10,704
                                                 -----------
    Total expenses before reimbursement              871,061
  Expense reimbursement from Manager                (123,724)
                                                 -----------
    Net expenses                                     747,337
                                                 -----------
Net investment income                                840,127
                                                 -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN
OPTION TRANSACTIONS:
Net realized gain from:
  Security transactions                            8,408,994
  Written option transactions                         45,210
                                                 -----------
Net realized gain on investments and written
  option transactions                              8,454,204
                                                 -----------
Net change in unrealized appreciation on:
  Security transactions                            4,211,161
  Written option transactions                          4,312
                                                 -----------
Net unrealized gain on investments and written
  option transactions                              4,215,473
                                                 -----------
Net realized and unrealized gain on investments
  and written option transactions                 12,669,677
                                                 -----------
Net increase in net assets resulting from
  operations                                     $13,509,804
                                                 ===========
(a) Dividends recorded net of foreign withholdings taxes in
    the amount of $3,414.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                              2004           2003
INCREASE (DECREASE)
IN NET ASSETS:
Operations:
 Net investment income                $    840,127   $  2,115,385
 Net realized gain (loss) on
  investments and written option
  transactions                           8,454,204     (5,825,222)
 Net change in unrealized
  appreciation on investments and
  written option transactions            4,215,473     34,319,392
                                      ---------------------------
 Net increase in net assets
  resulting from operations             13,509,804     30,609,555
                                      ---------------------------

Dividends to shareholders:
 From net investment income:
   Class I                              (2,046,476)    (1,595,725)
   Service Class                           (65,067)       (40,231)
                                      ---------------------------
 Total dividends to shareholders        (2,111,543)    (1,635,956)
                                      ---------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                               8,368,320             --
   Class B                               1,466,964             --
   Class C                                 420,316             --
   Class I                              14,779,524     33,010,544
   Service Class                           429,948      1,233,322

 Net asset value of shares issued to shareholders
  in reinvestment of dividends:
   Class I                               2,043,233      1,593,669
   Service Class                            52,463         40,013
                                      ---------------------------
                                        27,560,768     35,877,548

 Cost of shares redeemed:
   Class A                                (652,028)            --
   Class B                                 (32,442)            --
   Class C                                  (2,284)            --
   Class I                             (44,136,992)   (36,240,410)
   Service Class                        (6,291,284)    (1,037,345)
                                      ---------------------------
                                       (51,115,030)   (37,277,755)
                                      ---------------------------
    Decrease in net assets derived
      from capital share
      transactions                     (23,554,262)    (1,400,207)
                                      ---------------------------
    Net increase (decrease) in net
     assets                            (12,156,001)    27,573,392

NET ASSETS:
Beginning of period                    168,939,060    141,365,668
                                      ---------------------------
End of period                         $156,783,059   $168,939,060
                                      ===========================
Accumulated undistributed net
 investment income at end of period   $    638,318   $  1,909,734
                                      ===========================

 26   MainStay All Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                              CLASS A             CLASS B             CLASS C
                                            ------------        ------------        ------------
                                             JANUARY 1,          JANUARY 1,          JANUARY 1,
                                               2004**              2004**              2004**
                                              THROUGH             THROUGH             THROUGH
                                             APRIL 30,           APRIL 30,           APRIL 30,
                                              2004***             2004***             2004***
Net asset value at beginning of period         $12.08              $12.08              $12.08
                                               ------              ------              ------
Net investment income                            0.07(c)             0.04(c)             0.04(c)
Net realized and unrealized gain (loss) on
  investments                                   (0.05)              (0.05)              (0.05)
                                               ------              ------              ------
Total from investment operations                 0.02               (0.01)              (0.01)
                                               ------              ------              ------
Less dividends and distributions:
  From net investment income                       --                  --                  --
  From net realized gain on investments            --                  --                  --
                                               ------              ------              ------
Total dividends and distributions                  --                  --                  --
                                               ------              ------              ------
Net asset value at end of period               $12.10              $12.07              $12.07
                                               ======              ======              ======
Total investment return (b)                      0.17%              (0.08%)             (0.08%)
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income                        0.80%+              0.05%+              0.05%+
    Net expenses                                 1.22%+              1.97%+              1.97%+
    Expenses (before reimbursement)              1.38%+              2.13%+              2.13%+
Portfolio turnover rate                            24%                 24%                 24%
Net assets at end of period (in 000's)         $7,677              $1,404              $  410

*    The Fund changed its fiscal year end from December 31 to
     October 31.
**   Commencement of Operations.
***  Unaudited.
+    Annualized.
(a)  Less than one cent per share.
(b)  Total return is calculated exclusive of sales charges and is not annualized.
(c)  Per share data based on average shares outstanding during the period.

 28   MainStay All Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                             CLASS I
-------------------------------------------------------------------------------------------------
                                                                       JANUARY 1,
SIX MONTHS                                                                1999
  ENDED                                                                  THROUGH      YEAR ENDED
APRIL 30,                  YEAR ENDED OCTOBER 31,                      OCTOBER 31,   DECEMBER 31,
 2004***       2003          2002          2001          2000             1999*          1998
 $  11.26    $   9.38      $  12.55      $  14.00      $  12.69         $  11.76       $  16.36
 --------    --------      --------      --------      --------         --------       --------
     0.07(c)     0.14(c)       0.13(c)       0.16(c)       0.15             0.09           0.18
     0.94        1.85         (1.86)        (1.15)         1.27             0.84          (1.58)
 --------    --------      --------      --------      --------         --------       --------
     1.01        1.99         (1.73)        (0.99)         1.42             0.93          (1.40)
 --------    --------      --------      --------      --------         --------       --------
    (0.16)      (0.11)        (0.31)        (0.15)        (0.11)           (0.00)(a)      (0.18)
       --          --         (1.13)        (0.31)          --               --           (3.02)
 --------    --------      --------      --------      --------         --------       --------
    (0.16)      (0.11)        (1.44)        (0.46)        (0.11)           (0.00)(a)      (3.20)
 --------    --------      --------      --------      --------         --------       --------
 $  12.11    $  11.26      $   9.38      $  12.55      $  14.00         $  12.69       $  11.76
 ========    ========      ========      ========      ========         ========       ========
     9.00%      21.43%       (16.46%)       (7.29%)       11.31%            7.91%         (8.10%)
     1.08%+      1.37%         1.12%         1.28%         1.12%            0.84%+         1.04%
     0.94%+      0.94%         0.94%         0.94%         0.94%            0.96%+         0.98%
     1.10%+      1.11%         1.12%         1.00%         0.94%            0.96%+         0.98%
       24%         64%           65%           94%           96%              49%            76%
 $147,292    $163,551      $137,069      $140,919      $742,924         $741,300       $800,993

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY MID CAP CORE FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                               SIX      ONE       SINCE
BENCHMARKS                                                    MONTHS    YEAR    INCEPTION
RUSSELL MIDCAP INDEX(1)                                       7.25%    35.45%     3.52%
AVERAGE LIPPER MID-CAP CORE FUND(2)                            6.53    33.08       2.88

 CLASS A SHARES
--------------------------------------------------------------------------------

                                 SIX      ONE       SINCE
TOTAL RETURNS                   MONTHS    YEAR    INCEPTION
-----------------------------------------------------------
With sales charges              0.27%    23.95%     0.45%
Excluding sales charges          6.10    31.17       2.17

                                              (in thousands, with sales charges)

                                                                 MAINSTAY MID CAP CORE FUND            RUSSELL MIDCAP INDEX
                                                                 --------------------------            --------------------
1/2/01                                                                      1000                               1000
                                                                             976                                972
                                                                             956                                965
                                                                             819                                828
4/30/04                                                                     1015                               1117

                                                   -- MainStay Mid Cap Core Fund
                                                         -- Russell Midcap Index

 CLASS B SHARES
--------------------------------------------------------------------------------

                                 SIX      ONE       SINCE
TOTAL RETURNS                   MONTHS    YEAR    INCEPTION
-----------------------------------------------------------
With sales charges              0.74%    25.40%     0.83%
Excluding sales charges          5.74    30.40       1.42

                                              (in thousands, with sales charges)

                                                                 MAINSTAY MID CAP CORE FUND            RUSSELL MIDCAP INDEX
                                                                 --------------------------            --------------------
1/2/01                                                                      1000                               1000
                                                                             974                                972
                                                                             947                                965
                                                                             804                                828
4/30/04                                                                     1028                               1117

                                                   -- MainStay Mid Cap Core Fund
                                                         -- Russell Midcap Index

 CLASS C SHARES
--------------------------------------------------------------------------------

                                 SIX      ONE       SINCE
TOTAL RETURNS                   MONTHS    YEAR    INCEPTION
-----------------------------------------------------------
With sales charges              4.64%    29.28%     1.39%
Excluding sales charges          5.64    30.28       1.39

                                              (in thousands, with sales charges)

                                                                 MAINSTAY MID CAP CORE FUND            RUSSELL MIDCAP INDEX
                                                                 --------------------------            --------------------
1/2/01                                                                      1000                               1000
                                                                             974                                972
                                                                             947                                965
                                                                             804                                828
4/30/04                                                                     1047                               1117

                                                   -- MainStay Mid Cap Core Fund
                                                         -- Russell Midcap Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for Class A, B, and C shares, first offered 1/1/04, includes the historical performance of Class I shares from inception (1/2/01) through 12/31/03 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for such shares.

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 30   MainStay Mid Cap Core Fund

 CLASS I SHARES
--------------------------------------------------------------------------------

                                 SIX      ONE       SINCE
TOTAL RETURNS                   MONTHS    YEAR    INCEPTION
-----------------------------------------------------------
With sales charges               N/A      N/A       N/A
Excluding sales charges         6.21%    31.56%     2.43%

                                              (in thousands, with sales charges)

                                                                 MAINSTAY MID CAP CORE FUND            RUSSELL MIDCAP INDEX
                                                                 --------------------------            --------------------
1/2/01                                                                    1000.00                            1000.00
                                                                           977.00                             972.00
                                                                           960.00                             965.00
                                                                           823.00                             828.00
4/30/04                                                                   1083.00                            1117.00

                                                   -- MainStay Mid Cap Core Fund
                                                         -- Russell Midcap Index

1. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.

2. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                    www.mainstayfunds.com     31

 $1,000 INVESTED IN MAINSTAY MID CAP CORE FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             11/1/03           4/30/04            PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(1,2)                     $1,000             $1,003              $6              $1,044              $6
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(1,2)                     $1,000             $1,001              $8              $1,042              $8
------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES(1,2)                     $1,000             $1,000              $8              $1,042              $8
------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES(3)                       $1,000             $1,062              $5              $1,045              $5
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 121 (to reflect the four-month period).
2. Class A shares, Class B shares and Class C shares were first offered on January 1, 2004. Expenses paid during the period reflect ongoing costs for the four-month period ending April 30, 2004. Had these shares been offered for the six months ended April 30, 2004, based on a hypothetical 5% return, expenses paid during the period would be $9, $13 and $13, respectively, and the ending account value would be $1,041, $1,038 and $1,038, respectively.
3. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

 32   MainStay Mid Cap Core Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Harvey Fram, CFA, of New York Life Investment Management LLC

MAINSTAY MID CAP CORE FUND

WHAT MAJOR FACTORS INFLUENCED THE STOCK MARKET DURING THE SIX MONTHS ENDED APRIL 30, 2004?

U.S. equities began the semiannual period with a bang, but the rally fizzled when the markets experienced a significant downturn in March and April 2004. As a result, six-month returns for the broadly watched equity indices were rather muted. As measured by Russell indices,(1) mid-cap stocks outperformed their large- and small-capitalization counterparts for the six months ended April 30, 2004. Value stocks outperformed growth stocks at all capitalization levels.

WHAT FACTORS MOST SIGNIFICANTLY AFFECTED FUND PERFORMANCE DURING THE SEMIANNUAL PERIOD?

The Fund's holdings in the telecommunication services and utilities sectors made the largest positive contributions to performance. Unfortunately, these strong holdings were not enough to outweigh the effects of the Fund's health care and industrial positions, which detracted from the Fund's six-month returns.

WHAT WERE SOME OF THE FUND'S STRONG PERFORMERS DURING THE REPORTING PERIOD?

Within the telecommunication services sector, the Fund's overweighted position in Sprint (PCS Group) (+119.8)(2) made the greatest security-level contribution to the Fund's performance. Sprint (PCS Group) shares skyrocketed more than 60% in the first quarter of 2004 alone, as takeover speculation on the heels of the AT&T Wireless/Cingular deal sparked investor interest. The Fund's underweighted position in Level 3 Communications (-46.8%), a high-speed communications network operation, also helped returns during the reporting period. In the utilities sector, the portfolio's overweighted position in Dallas-based energy company TXU (+51.1%) made a positive contribution to the Fund's return when the company's shares surged.

WHICH STOCKS DETRACTED FROM THE FUND'S PERFORMANCE?

Within the health care sector, the Fund's underweighted position in Biogen Idec (+54.5%), a rapidly growing biotech concern, proved to be the largest security-level detractor from Fund performance, as the company posted an impressive six-month gain. The Fund was also hurt by its underweighted position in medical-device company Zimmer Holdings (+25.1%), which had relatively strong performance. In the industrials sector, the Fund's overweighted positions in such laggards as SPX (-7.3%) and JetBlue Airways (-27.9%) had a negative impact on results. Career Education (+19.5%) had solid earnings and provided relatively strong performance for the six-month period, but the Fund's underweighted position relative to the Russell Midcap(R) Index detracted from the Fund's performance.

WHAT DO YOU ANTICIPATE GOING FORWARD?

We will continue to favor issues with an established history of real revenues and earnings. If investors become more fundamentally oriented, we believe that the Fund's model-driven performance will be more likely to produce results in line with our expectations relative to the equity market as a whole.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Past performance is no guarantee of future results. Investment objectives may not be met, as the underlying investment options are subject to market risk and fluctuations in value. Investors should note that funds that invest in companies with market capitalizations below $10 billion involve additional risks. The securities of these companies may be more volatile and less liquid than the securities of larger companies.

1. The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index. The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Results for all indices assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.

2. Percentages reflect total returns of Fund holdings in the securities mentioned, including purchases and sales, for the six months ended 4/30/04, or for the portion of the reporting period such securities were held in the Fund, if shorter.

                                                    www.mainstayfunds.com     33

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                    99.90
Cash and Other Assets (less liabilities)                                          0.10

 34   MainStay Mid Cap Core Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED


                                                           SHARES          VALUE
COMMON STOCKS (99.9%)+
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.7%)
Goodrich Corp.                                              4,421   $    127,281
Precision Castparts Corp.                                     644         28,986
Rockwell Collins, Inc.                                      1,964         63,339
United Defense Industries, Inc. (a)                           904         31,324
                                                                    ------------
                                                                         250,930
                                                                    ------------
AIR FREIGHT & LOGISTICS (0.5%)
CNF, Inc.                                                     313         11,443
J.B. Hunt Transport Services, Inc. (a)                      2,076         65,726
Ryder System, Inc.                                          2,189         80,534
                                                                    ------------
                                                                         157,703
                                                                    ------------
AUTO COMPONENTS (2.1%)
American Axle & Manufacturing Holdings, Inc. (a)              898         34,546
ArvinMeritor, Inc.                                            689         14,255
Autoliv, Inc.                                               3,565        151,620
BorgWarner, Inc.                                              626         51,295
Dana Corp.                                                  5,218        105,195
Delphi Corp.                                                3,067         31,283
Johnson Controls, Inc.                                      3,950        216,697
Lear Corp.                                                  1,968        119,300
                                                                    ------------
                                                                         724,191
                                                                    ------------
BEVERAGES (1.0%)
Adolph Coors Co. Class B                                      323         21,224
Coca-Cola Enterprises, Inc.                                 5,870        158,490
PepsiAmericas, Inc.                                         2,193         43,926
Pepsi Bottling Group, Inc. (The)                            4,391        128,525
                                                                    ------------
                                                                         352,165
                                                                    ------------
BIOTECHNOLOGY (0.6%)
Affymetrix, Inc. (a)                                          385         11,765
Biogen Idec, Inc. (a)                                       1,776        104,784
IDEXX Laboratories, Inc. (a)                                  873         53,480
ImClone Systems, Inc. (a)                                     327         21,870
Protein Design Labs, Inc. (a)                               1,206         29,523
                                                                    ------------
                                                                         221,422
                                                                    ------------
BUILDING PRODUCTS (0.7%)
American Standard Cos., Inc. (a)                            2,296        241,516
                                                                    ------------

CAPITAL MARKETS (3.3%)
A.G. Edwards, Inc.                                            832         30,443
Ameritrade Holding Corp. (a)                                5,731         70,147
BlackRock, Inc.                                               498         30,976


                                                           SHARES          VALUE
CAPITAL MARKETS (CONTINUED)
E*TRADE Financial Corp. (a)                                10,382   $    117,939
Franklin Resources, Inc.                                    1,030         56,475
Friedman, Billings, Ramsey Group, Inc. Class A              1,032         19,092
Jefferies Group, Inc.                                         270          9,207
Northern Trust Corp.                                        2,096         88,619
Nuveen Investments Class A                                    264          6,766
Raymond James Financial, Inc.                                 373          9,370
S&P 500 Index-SPDR Trust Series 1 (c)                       2,791        309,689
S&P MidCap 400 Index-MidCap SPDR Trust, Series 1
  (c)                                                       2,256        240,264
T.Rowe Price Group, Inc.                                    2,581        132,354
                                                                    ------------
                                                                       1,121,341
                                                                    ------------
CHEMICALS (1.9%)
Airgas, Inc.                                                1,161         25,716
Cabot Corp.                                                 1,431         48,368
Eastman Chemical Co.                                          488         20,774
Engelhard Corp.                                             2,185         63,452
International Flavors & Fragrances, Inc.                      871         31,574
Lyondell Chemical Co.                                         885         14,470
*Monsanto Co.                                               9,668        334,416
PPG Industries, Inc.                                        1,392         82,560
RPM International, Inc.                                       963         14,522
Scotts Co. (The) Class A (a)                                  139          9,167
                                                                    ------------
                                                                         645,019
                                                                    ------------
COMMERCIAL BANKS (3.0%)
Associated Banc-Corp.                                         437         17,895
Bank of Hawaii Corp.                                        1,464         64,006
CCBT Financial Cos., Inc.                                   1,608         53,804
Colonial BancGroup, Inc. (The)                                791         13,629
Commerce Bancshares, Inc.                                     855         38,390
First BanCorp.                                                472         17,398
First Horizon National Corp.                                1,566         68,841
Hibernia Corp. Class A                                      1,732         37,740
International Bancshares Corp.                                166          8,848
Marshall & Ilsley Corp.                                     4,814        177,011
North Fork Bancorp., Inc.                                   1,727         64,106
Provident Financial Group, Inc.                             1,094         43,082
Second Bancorp, Inc.                                        1,007         30,220
SouthTrust Corp.                                            6,941        215,726
Trust Company of New Jersey (The)                           2,161         80,000
UnionBanCal Corp.                                             332         17,739
United Bankshares, Inc.                                       413         12,394

+ Percentages indicated are based on Fund net assets.
* Fund's 10 largest holdings. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
COMMERCIAL BANKS (CONTINUED)
xUnizan Financial Corp.                                     1,277   $     31,095
Whitney Holding Corp.                                         237          9,717
                                                                    ------------
                                                                       1,001,641
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (1.8%)
Allied Waste Industries, Inc. (a)                           5,254         66,148
ARAMARK Corp. Class B                                       1,869         53,453
Career Education Corp. (a)                                    611         39,104
Donnelley (R.R.) & Sons Co.                                 2,300         67,666
H&R Block, Inc.                                             2,195         99,016
Hewitt Associates, Inc. Class A (a)                           460         14,219
HON INDUSTRIES, Inc.                                          641         23,723
IKON Office Solutions, Inc.                                 5,392         60,013
ITT Educational Services, Inc. (a)                          1,050         42,347
Manpower, Inc.                                              1,155         54,170
Republic Services, Inc.                                     1,469         42,337
University of Phoenix Online (a)                              157         13,668
Viad Corp.                                                  1,218         30,401
                                                                    ------------
                                                                         606,265
                                                                    ------------
COMMUNICATIONS EQUIPMENT (3.4%)
Avaya, Inc. (a)                                            13,822        189,085
Corning, Inc. (a)                                          11,125        122,709
Foundry Networks, Inc. (a)                                  1,162         13,131
Harris Corp.                                                1,766         79,558
*Juniper Networks, Inc. (a)                                14,658        320,717
Lucent Technologies, Inc. (a)                              75,838        255,574
Polycom, Inc. (a)                                           1,365         26,044
Scientific-Atlanta, Inc.                                    3,483        112,814
Tellabs, Inc. (a)                                           2,626         22,925
                                                                    ------------
                                                                       1,142,557
                                                                    ------------
COMPUTERS & PERIPHERALS (0.9%)
Lexmark International, Inc. (a)                               652         58,980
Maxtor Corp. (a)                                            2,163         14,081
NCR Corp. (a)                                               3,244        144,974
Network Appliance, Inc. (a)                                 3,309         61,614
Storage Technology Corp. (a)                                1,122         29,475
                                                                    ------------
                                                                         309,124
                                                                    ------------
CONSTRUCTION MATERIALS (0.7%)
Florida Rock Industries, Inc.                                 225          8,953
Lafarge North America, Inc.                                   204          9,027
Martin Marietta Materials, Inc.                             1,213         52,462
Vulcan Materials Co.                                        3,380        156,291
                                                                    ------------
                                                                         226,733
                                                                    ------------


                                                           SHARES          VALUE
CONSUMER FINANCE (0.5%)
AmeriCredit Corp. (a)                                       5,496   $     89,090
Providian Financial Corp. (a)                               6,245         75,752
                                                                    ------------
                                                                         164,842
                                                                    ------------
CONTAINERS & PACKAGING (1.0%)
Ball Corp.                                                  1,519        100,254
Bemis Co., Inc.                                               598         16,152
Owens-Illinois, Inc. (a)                                    1,362         19,014
Pactiv Corp. (a)                                            1,018         23,363
Sealed Air Corp. (a)                                          930         45,644
Sonoco Products Co.                                           585         14,543
Temple-Inland, Inc.                                         1,746        107,851
                                                                    ------------
                                                                         326,821
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (1.2%)
Chicago Mercantile Exchange (The)                             169         19,824
CIT Group, Inc.                                             4,914        168,894
Instinet Group, Inc. (a)                                    1,452          9,482
Moody's Corp.                                               3,265        210,625
                                                                    ------------
                                                                         408,825
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Citizens Communications Co. (a)                             2,719         35,456
IDT Corp. (a)                                                 706         13,118
NTL, Inc. (a)                                               2,443        138,689
Qwest Communications International, Inc. (a)                8,772         35,263
                                                                    ------------
                                                                         222,526
                                                                    ------------
ELECTRIC UTILITIES (6.0%)
Alliant Energy Corp.                                        2,562         63,691
Ameren Corp.                                                1,777         77,690
CenterPoint Energy, Inc.                                   10,213        110,198
DPL, Inc.                                                   3,635         64,049
Duquesne Light Holdings, Inc.                               2,796         52,481
Edison International                                       10,250        239,850
Great Plains Energy, Inc.                                   2,152         67,164
Hawaiian Electric Industries, Inc.                            513         25,527
Northeast Utilities                                         3,953         72,538
NSTAR                                                       1,638         79,279
OGE Energy Corp.                                            1,942         46,705
*PG&E Corp. (a)                                            12,968        356,879
Pinnacle West Capital Corp.                                   231          9,023
PPL Corp.                                                   3,532        151,346
TECO Energy, Inc.                                           3,733         47,521
Texas Genco Holdings, Inc.                                    554         19,601
TXU Corp.                                                   8,202        280,016

 36   MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
Wisconsin Energy Corp.                                      1,317   $     41,354
Xcel Energy, Inc.                                          13,719        229,519
                                                                    ------------
                                                                       2,034,431
                                                                    ------------
ELECTRICAL EQUIPMENT (0.6%)
Hubbell, Inc. Class B                                       1,890         84,936
Rockwell Automation, Inc.                                   3,720        121,607
                                                                    ------------
                                                                         206,543
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)
Agilent Technologies, Inc. (a)                              6,398        172,810
Amphenol Corp. Class A (a)                                    248          7,839
Arrow Electronics, Inc. (a)                                 3,767         95,230
Avnet, Inc. (a)                                             4,505         97,488
AVX Corp.                                                     580          8,230
CDW Corp. (a)                                                 817         51,054
Molex, Inc.                                                 1,417         42,198
PerkinElmer, Inc.                                           4,061         78,174
Sanmina-SCI Corp. (a)                                      16,047        160,791
Solectron Corp. (a)                                        17,052         83,555
Tektronix, Inc.                                             1,346         39,842
Vishay Intertechnology, Inc. (a)                            5,009         87,157
Waters Corp. (a)                                              793         34,218
                                                                    ------------
                                                                         958,586
                                                                    ------------
ENERGY EQUIPMENT & SERVICES (0.0%) (B)
Grant Prideco, Inc. (a)                                       629          9,592
                                                                    ------------

FOOD & STAPLES RETAILING (0.9%)
Rite Aid Corp. (a)                                         11,527         56,482
SUPERVALU, Inc.                                             4,986        153,519
Whole Foods Market, Inc.                                    1,295        103,587
                                                                    ------------
                                                                         313,588
                                                                    ------------
FOOD PRODUCTS (0.8%)
Hershey Foods Corp.                                           976         86,757
Hormel Foods Corp.                                            942         28,721
Lancaster Colony Corp.                                        300         12,390
Tyson Foods, Inc. Class A                                   7,838        146,884
                                                                    ------------
                                                                         274,752
                                                                    ------------
GAS UTILITIES (1.1%)
Kinder Morgan, Inc.                                         2,693        162,146
NiSource, Inc.                                              2,367         47,719
Sempra Energy                                               4,946        157,035
                                                                    ------------
                                                                         366,900
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Apogent Technologies, Inc. (a)                              3,255        105,527
Bausch & Lomb, Inc.                                         2,005        125,974
Beckman Coulter, Inc.                                         590         32,946
Hillenbrand Industries, Inc.                                1,258         84,915


                                                           SHARES          VALUE
HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
Respironics, Inc. (a)                                       1,120   $     58,699
Varian Medical Systems, Inc. (a)                              941         80,775
Zimmer Holdings, Inc. (a)                                      22          1,757
                                                                    ------------
                                                                         490,593
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES (4.7%)
Aetna, Inc.                                                   731         60,490
Andrx Corp. (a)                                             1,706         39,033
Caremark Rx, Inc. (a)                                       7,347        248,696
CIGNA Corp.                                                 3,386        218,431
Coventry Health Care, Inc. (a)                                759         31,756
DaVita, Inc. (a)                                            2,234        114,157
Express Scripts, Inc. (a)                                   1,153         89,173
Humana, Inc. (a)                                            4,013         65,372
IMS Health, Inc.                                            4,232        106,858
Manor Care, Inc.                                            2,587         83,922
PacifiCare Health Systems, Inc. (a)                         2,993        107,030
Quest Diagnostics, Inc.                                     1,468        123,826
Renal Care Group, Inc. (a)                                  1,777         87,926
Service Corp. International (a)                            11,213         82,864
Triad Hospitals, Inc. (a)                                   1,862         63,327
Universal Health Services, Inc. Class B                       814         35,735
WellChoice, Inc. (a)                                          825         34,980
                                                                    ------------
                                                                       1,593,576
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE (5.2%)
Applebee's International, Inc.                              1,469         56,968
Brinker International, Inc. (a)                             1,240         47,690
Caesars Entertainment, Inc. (a)                            10,391        137,681
CBRL Group, Inc.                                              307         11,528
Darden Restaurants, Inc.                                    1,006         22,796
GTECH Holdings Corp.                                          569         34,663
Harrah's Entertainment, Inc.                                2,618        139,225
Hilton Hotels Corp.                                         2,204         38,548
*International Game Technology                             10,009        377,740
International Speedway Corp. Class A                          180          7,583
Mandalay Resort Group                                       1,319         75,777
MGM Mirage (a)                                              1,706         78,152
Starwood Hotels & Resorts Worldwide, Inc.                   7,162        284,976
Station Casinos, Inc.                                       1,001         45,125
Wendy's International, Inc.                                 3,541        138,099
Yum! Brands, Inc. (a)                                       6,886        267,108
                                                                    ------------
                                                                       1,763,659
                                                                    ------------
HOUSEHOLD DURABLES (3.6%)
Black & Decker Corp. (The)                                  1,851        107,080
Centex Corp.                                                2,871        137,664
D.R. Horton, Inc.                                           6,575        189,360

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES (CONTINUED)
Fortune Brands, Inc.                                        2,889   $    220,286
Furniture Brands International, Inc.                          299          8,414
Harman International Industries, Inc.                       1,927        146,163
KB HOME                                                       675         46,528
Lennar Corp. Class A                                          686         32,139
Maytag Corp.                                                  491         13,699
NVR, Inc. (a)                                                 138         62,238
Ryland Group, Inc. (The)                                      276         21,790
Snap-on, Inc.                                                 564         19,052
Stanley Works (The)                                         2,358        100,239
Whirlpool Corp.                                             1,609        105,406
                                                                    ------------
                                                                       1,210,058
                                                                    ------------
INDUSTRIAL CONGLOMERATES (1.0%)
Alleghany Corp. (a)                                           126         33,070
ALLETE, Inc.                                                  949         32,788
Carlisle Cos., Inc.                                           546         32,350
Textron, Inc.                                               4,306        237,605
                                                                    ------------
                                                                         335,813
                                                                    ------------
INSURANCE (6.4%)
Ambac Financial Group, Inc.                                 2,165        149,385
American Financial Group, Inc.                                915         28,091
Aon Corp.                                                   2,754         71,769
Arthur J. Gallagher & Co.                                     993         32,004
Cincinnati Financial Corp.                                  2,893        118,617
Fidelity National Financial, Inc.                           5,707        208,876
First American Corp.                                        2,371         64,302
HCC Insurance Holdings, Inc.                                  795         25,456
Lincoln National Corp.                                      6,687        300,113
Loews Corp.                                                 4,709        273,169
Mercury General Corp.                                         267         13,614
Nationwide Financial Services, Inc. Class A                 2,038         70,107
Odyssey Re Holdings Corp.                                     430         10,204
Old Republic International Corp.                            3,369         78,228
Protective Life Corp.                                       1,681         60,449
SAFECO Corp.                                                2,618        114,642
St. Paul Travelers Cos., Inc. (The)                           281         11,428
StanCorp Financial Group, Inc.                                320         19,799
Torchmark Corp.                                             4,355        226,634
Transatlantic Holdings, Inc.                                  752         67,304
Unitrin, Inc.                                               1,679         66,572
UnumProvident Corp.                                         3,169         49,278
W. R. Berkley Corp.                                         2,457         99,509
Wesco Financial Corp.                                          25          9,911
                                                                    ------------
                                                                       2,169,461
                                                                    ------------


                                                           SHARES          VALUE
INTERNET SOFTWARE & SERVICES (0.3%)
VeriSign, Inc. (a)                                          6,504   $    104,910
                                                                    ------------

IT SERVICES (1.5%)
Acxiom Corp.                                                2,449         56,670
CheckFree Corp. (a)                                           811         24,362
Cognizant Technology Solutions Corp. (a)                    1,526         66,015
Computer Sciences Corp. (a)                                 1,961         80,224
Convergys Corp. (a)                                         1,631         23,682
DST Systems, Inc. (a)                                       1,115         49,227
Electronic Data Systems Corp.                              10,333        188,991
Sabre Holdings Corp.                                          845         19,934
                                                                    ------------
                                                                         509,105
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS (0.6%)
Brunswick Corp.                                             3,061        125,838
Hasbro, Inc.                                                2,465         46,564
Polaris Industries, Inc.                                      758         32,518
                                                                    ------------
                                                                         204,920
                                                                    ------------
MACHINERY (3.9%)
Cummins, Inc.                                                 849         50,779
Dover Corp.                                                 1,292         51,719
Eaton Corp.                                                 5,226        310,320
Graco, Inc.                                                   946         26,677
Harsco Corp.                                                1,210         52,671
ITT Industries, Inc.                                        1,175         93,166
*PACCAR, Inc.                                               5,996        338,534
Parker Hannifin Corp.                                       4,458        246,483
Pentair, Inc.                                                 625         37,244
SPX Corp.                                                   1,936         85,861
Timken Co. (The)                                            1,254         27,663
                                                                    ------------
                                                                       1,321,117
                                                                    ------------
MEDIA (0.9%)
Cablevision Systems New York Group Class A (a)                909         19,843
Cox Radio, Inc. Class A (a)                                   373          7,725
McClatchy Co. (The) Class A                                   663         47,073
Media General, Inc. Class A                                    99          7,116
PanAmSat Corp. (a)                                            946         21,834
Radio One, Inc. Class D (a)                                   508          9,632
Regal Entertainment Group Class A                             896         19,524
Sirius Satellite Radio, Inc. (a)                            6,977         23,024
UnitedGlobalCom, Inc. Class A (a)                           3,437         25,709

 38   MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
MEDIA (CONTINUED)
Wiley (John) & Sons, Inc. Class A                             615   $     18,819
XM Satellite Radio Holdings, Inc. Class A (a)               4,821        115,511
                                                                    ------------
                                                                         315,810
                                                                    ------------
METALS & MINING (1.8%)
CONSOL Energy, Inc.                                           629         18,008
Freeport-McMoRan Copper & Gold, Inc. Class B                4,219        128,680
Nucor Corp.                                                 1,588         94,327
Peabody Energy Corp.                                          399         18,709
Phelps Dodge Corp. (a)                                      3,134        206,311
United States Steel Corp.                                   4,025        115,236
Worthington Industries, Inc.                                1,592         28,736
                                                                    ------------
                                                                         610,007
                                                                    ------------
MULTILINE RETAIL (4.2%)
Dollar General Corp.                                        3,146         59,019
*Federated Department Stores, Inc.                          6,807        333,543
*J.C. Penney Co., Inc. Holding Co.                         10,006        338,803
May Department Stores Co. (The)                             7,715        237,622
Neiman Marcus Group, Inc. (The) Class A                       657         31,956
  Class B                                                     226         10,227
Nordstrom, Inc.                                             3,564        126,985
Saks, Inc.                                                  4,717         67,925
Sears, Roebuck and Co.                                      5,299        212,225
                                                                    ------------
                                                                       1,418,305
                                                                    ------------
MULTI-UTILITIES & UNREGULATED POWER (2.3%)
AES Corp. (The) (a)                                        15,739        136,457
Constellation Energy Group                                  5,808        223,492
Dynegy, Inc. Class A (a)                                    7,482         29,629
Energy East Corp.                                           1,606         37,821
MDU Resources Group, Inc.                                     711         15,926
National Fuel Gas Co.                                         826         20,229
Questar Corp.                                               2,177         77,218
Reliant Energy, Inc. (a)                                    6,470         53,766
Williams Cos., Inc. (The)                                  18,518        190,735
                                                                    ------------
                                                                         785,273
                                                                    ------------
OFFICE ELECTRONICS (1.0%)
*Xerox Corp. (a)                                           24,647        331,009
                                                                    ------------

OIL & GAS (5.4%)
Amerada Hess Corp.                                          2,656        188,921
Ashland, Inc.                                               2,554        122,337
Chesapeake Energy Corp.                                     1,311         18,026


                                                           SHARES          VALUE
OIL & GAS (CONTINUED)
EOG Resources, Inc.                                           712   $     35,066
Marathon Oil Corp.                                          9,536        320,028
Newfield Exploration Co. (a)                                  418         22,020
Noble Energy, Inc.                                          2,146         98,931
Pioneer Natural Resources Co.                                 751         24,565
Pogo Producing Co.                                          1,437         70,873
Sunoco, Inc.                                                2,849        179,202
Unocal Corp.                                                8,445        304,358
Valero Energy Corp.                                         3,252        207,348
Western Gas Resources, Inc.                                   463         25,210
Westport Resources Corp. (a)                                4,138        141,644
XTO Energy, Inc.                                            2,677         71,476
                                                                    ------------
                                                                       1,830,005
                                                                    ------------
PAPER & FOREST PRODUCTS (1.4%)
Boise Cascade Corp.                                         2,429         81,930
*Georgia-Pacific Corp.                                      9,367        328,782
Rayonier, Inc.                                              2,071         80,769
                                                                    ------------
                                                                         491,481
                                                                    ------------
PERSONAL PRODUCTS (0.4%)
Estee Lauder Cos., Inc. (The) Class A                       3,174        145,084
                                                                    ------------

PHARMACEUTICALS (0.9%)
American Pharmaceutical Partners, Inc. (a)                    462         19,543
Endo Pharmaceuticals Holdings, Inc. (a)                     1,130         26,973
Eon Labs, Inc. (a)                                             74          4,865
Medicis Pharmaceutical Corp. Class A                          660         28,327
Mylan Laboratories, Inc.                                    2,624         60,116
Sepracor, Inc. (a)                                          1,001         47,858
Valeant Pharmaceuticals International                       2,665         61,561
Watson Pharmaceuticals, Inc. (a)                            1,116         39,741
                                                                    ------------
                                                                         288,984
                                                                    ------------
REAL ESTATE (2.9%)
AMB Property Corp.                                            830         25,149
Archstone-Smith Trust                                         715         19,613
Arden Realty, Inc.                                          1,433         40,439
Boston Properties, Inc.                                     1,722         80,934
Camden Property Trust                                         372         15,743
CBL & Associates Properties, Inc.                             245         12,311
Cousins Properties, Inc.                                    1,276         35,881
Crescent Real Estate Equities Co.                             862         13,335
Developers Diversified Realty Corp.                         1,586         51,942

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
Forest City Enterprises, Inc. Class A                         719   $     37,704
Healthcare Realty Trust, Inc.                                 805         28,859
Hospitality Properties Trust                                  807         31,538
Host Marriot Corp. (a)                                      3,782         45,006
Liberty Property Trust                                        444         16,228
Macerich Co. (The)                                          1,748         73,189
Mack-Cali Realty Corp.                                        795         29,693
New Plan Excel Realty Trust                                 1,920         43,085
Public Storage, Inc.                                        2,475        103,430
Rouse Co. (The)                                             1,916         82,963
Simon Property Group, Inc.                                  1,691         81,523
Trizec Properties, Inc.                                     2,972         42,559
United Dominion Realty Trust, Inc.                            627         11,255
Vornado Realty Trust                                        1,376         69,419
                                                                    ------------
                                                                         991,798
                                                                    ------------
ROAD & RAIL (0.8%)
CSX Corp.                                                   2,356         72,470
Norfolk Southern Corp.                                      8,896        211,903
                                                                    ------------
                                                                         284,373
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Advanced Micro Devices, Inc. (a)                            9,238        131,364
Agere Systems, Inc. Class B (a)                            15,962         34,637
Altera Corp. (a)                                            3,899         78,019
Amkor Technology, Inc. (a)                                  1,045          8,444
Atmel Corp. (a)                                            15,481         90,409
Broadcom Corp. Class A (a)                                  7,503        283,313
Cypress Semiconductor Corp. (a)                             2,936         41,016
Fairchild Semiconductor International, Inc. (a)             3,336         64,952
International Rectifier Corp. (a)                           2,011         79,716
Lam Research Corp. (a)                                      1,397         30,930
LSI Logic Corp. (a)                                         1,161          8,638
National Semiconductor Corp. (a)                            5,730        233,727
PMC-Sierra, Inc. (a)                                        3,632         44,129
Rambus, Inc. (a)                                              266          4,955
Teradyne, Inc. (a)                                          2,039         41,555
                                                                    ------------
                                                                       1,175,804
                                                                    ------------
SOFTWARE (2.9%)
Autodesk, Inc.                                              4,204        140,834
BMC Software, Inc. (a)                                      8,756        151,479
Cadence Design Systems, Inc. (a)                            2,944         37,742
Compuware Corp. (a)                                        13,690        104,728
Jack Henry & Associates, Inc.                                 736         13,388


                                                           SHARES          VALUE
SOFTWARE (CONTINUED)
Novell, Inc. (a)                                            3,787   $     36,507
Red Hat, Inc. (a)                                           3,010         68,357
*Symantec Corp. (a)                                         9,214        415,091
                                                                    ------------
                                                                         968,126
                                                                    ------------
SPECIALTY RETAIL (3.5%)
Advanced Auto Parts, Inc. (a)                               1,810         78,102
Barnes & Noble, Inc. (a)                                    1,085         32,409
Borders Group, Inc.                                         2,317         55,539
Claire's Stores, Inc.                                       3,046         62,077
Foot Locker, Inc.                                           5,315        127,560
Limited Brands                                              8,810        181,838
RadioShack Corp.                                            6,270        192,865
Regis Corp.                                                 1,646         71,469
Rent-A-Center, Inc. (a)                                       778         22,772
Sherwin-Williams Co. (The)                                  1,548         58,901
Staples, Inc.                                               4,055        104,457
TJX Cos., Inc. (The)                                        5,856        143,882
Toys 'R' Us, Inc. (a)                                       2,722         42,055
                                                                    ------------
                                                                       1,173,926
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Coach, Inc. (a)                                             4,332        184,543
Polo Ralph Lauren Corp.                                       860         29,756
Reebok International Ltd.                                     318         11,569
Timberland Co. (The) Class A (a)                              463         29,039
                                                                    ------------
                                                                         254,907
                                                                    ------------
THRIFTS & MORTGAGE FINANCE (1.1%)
Astoria Financial Corp.                                     1,923         66,190
Countrywide Financial Corp.                                 1,150         68,195
Doral Financial Corp.                                         657         21,543
Downey Financial Corp.                                        652         31,459
IndyMac Bancorp, Inc.                                         675         21,708
MGIC Investment Corp.                                         919         67,657
New York Community Bancorp, Inc.                              774         19,404
People's Bank                                                 512         21,612
Sovereign Bancorp, Inc.                                     2,174         43,436
Webster Financial Corp.                                       628         27,318
                                                                    ------------
                                                                         388,522
                                                                    ------------
TOBACCO (0.7%)
Loews Corp.- Carolina Group                                 1,018         26,712
R.J. Reynolds Tobacco Holdings, Inc.                        3,157        204,479
                                                                    ------------
                                                                         231,191
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS (0.0%) (B)
MSC Industrial Direct Co., Inc. Class A                       530         15,190
                                                                    ------------

 40   MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
x
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
American Tower Corp. Class A (a)                            1,857   $     23,120
Crown Castle International Corp. (a)                        2,976         41,515
Nextel Partners, Inc. Class A (a)                           1,005         13,417
Telephone & Data Systems, Inc.                              1,565        103,227
United States Cellular Corp. (a)                              403         13,811
                                                                    ------------
                                                                         195,090
                                                                    ------------
Total Investments (Cost $30,426,640) (d)                     99.9%    33,886,110(e)
Cash and Other Assets,
  Less Liabilities                                            0.1         48,742
                                                            -----   ------------
Net Assets                                                  100.0%  $ 33,934,852
                                                           ======== ===============

(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c) Exchange Traded Fund -- represents a basket of securities that are traded on an exchange.
(d)  The cost for federal income tax purposes is $30,475,087.
(e)  At April 30, 2004 net unrealized appreciation was
     $3,411,023, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,400,971 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $989,948.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $30,426,640)                  $33,886,110
Cash                                                 113,876
Receivables:
  Investment securities sold                       3,093,876
  Dividends and interest                              36,550
  Fund shares sold                                    10,596
Other assets                                          12,743
                                                 -----------
    Total assets                                  37,153,751
                                                 -----------
LIABILITIES:
Payables:
  Investment securities purchased                  3,173,530
  Manager                                             16,775
  Custodian                                            5,787
  Transfer agent                                       3,756
  NYLIFE Distributors                                    781
Accrued expenses                                      18,270
                                                 -----------
    Total liabilities                              3,218,899
                                                 -----------
Net assets                                       $33,934,852
                                                 ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.001 per share)
  1 billion shares authorized
  Class A                                        $        58
  Class B                                                 76
  Class C                                                  7
  Class I                                              3,029
Additional paid-in capital                        31,576,848
Accumulated undistributed net investment
  income                                              48,416
Accumulated net realized loss on investments      (1,153,052)
Net unrealized appreciation on investments         3,459,470
                                                 -----------
Net assets                                       $33,934,852
                                                 ===========
CLASS A
Net assets applicable to outstanding shares      $   619,614
                                                 ===========
Shares of capital stock outstanding                   57,904
                                                 ===========
Net asset value per share outstanding            $     10.70
Maximum sales charge (5.50% of offering price)          0.62
                                                 -----------
Maximum offering price per share outstanding     $     11.32
                                                 ===========
CLASS B
Net assets applicable to outstanding shares      $   807,026
                                                 ===========
Shares of capital stock outstanding                   75,584
                                                 ===========
Net asset value and offering price per share
  outstanding                                    $     10.68
                                                 ===========
CLASS C
Net assets applicable to outstanding shares      $    76,021
                                                 ===========
Shares of capital stock outstanding                    7,122
                                                 ===========
Net asset value and offering price per share
  outstanding                                    $     10.67
                                                 ===========
CLASS I
Net assets applicable to outstanding shares      $32,432,191
                                                 ===========
Shares of capital stock outstanding                3,028,622
                                                 ===========
Net asset value and offering price per share
  outstanding                                    $     10.71
                                                 ===========

 42   MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                  $   252,786
  Interest                                                27
                                                 -----------
    Total income                                     252,813
                                                 -----------
EXPENSES:
  Manager                                            139,599
  Custodian                                           16,731
  Professional                                        14,598
  Transfer agent                                       8,551
  Registration                                         7,580
  Portfolio pricing                                    6,712
  Directors                                            6,535
  Shareholder communication                            2,177
  Distribution -- Class B                              1,158
  Distribution -- Class C                                 72
  Service -- Class A                                     203
  Service -- Class B                                     386
  Service -- Class C                                      24
  Miscellaneous                                        9,360
                                                 -----------
    Total expenses before reimbursement              213,686
  Expense reimbursement from Manager                 (47,608)
                                                 -----------
    Net expenses                                     166,078
                                                 -----------
Net investment income                                 86,735
                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                   3,443,564
Net change in unrealized appreciation on
  investments                                     (1,718,671)
                                                 -----------
Net realized and unrealized gain on investments    1,724,893
                                                 -----------
Net increase in net assets resulting from
  operations                                     $ 1,811,628
                                                 ===========

(a) Dividends recorded net of foreign withholding taxes in the amount of $24.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                               2004          2003
INCREASE IN NET ASSETS:
Operations:
 Net investment income                  $    86,735   $   115,176
 Net realized gain on investments         3,443,564       512,384
 Net change in unrealized appreciation
  (depreciation) on investments          (1,718,671)    6,009,353
                                        -------------------------
 Net increase in net assets resulting
  from operations                         1,811,628     6,636,913
                                        -------------------------

Dividends to shareholders:
 From net investment income:
   Class I                                 (113,396)      (82,305)
                                        -------------------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class A                                  643,411            --
   Class B                                  848,805            --
   Class C                                   79,730            --
   Class I                                1,142,952     2,326,100

 Net asset value of shares issued to
  shareholders in reinvestment of
  dividends:
   Class I                                   18,593         8,055
                                        -------------------------
                                          2,733,491     2,334,155

 Cost of shares redeemed:
   Class A                                   (3,585)           --
   Class B                                  (14,096)           --
   Class C                                     (124)           --
   Class I                                 (202,129)   (1,117,764)
                                        -------------------------
                                           (219,934)   (1,117,764)
                                        -------------------------
    Increase in net assets derived
     from capital share transactions      2,513,557     1,216,391
                                        -------------------------
    Net increase in net assets            4,211,789     7,770,999

NET ASSETS:
Beginning of period                      29,723,063    21,952,064
                                        -------------------------
End of period                           $33,934,852   $29,723,063
                                        =========================
Accumulated undistributed net
 investment income at end of period     $    48,416   $    75,077
                                        =========================

 44   MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                             CLASS A      CLASS B      CLASS C                        CLASS I
                                            ----------   ----------   ----------   ---------------------------------------------
                                            JANUARY 1,   JANUARY 1,   JANUARY 1,      SIX                            JANUARY 2,
                                              2004*        2004*        2004*       MONTHS                              2001*
                                             THROUGH      THROUGH      THROUGH       ENDED         YEAR ENDED          THROUGH
                                            APRIL 30,    APRIL 30,    APRIL 30,    APRIL 30,       OCTOBER 31,       OCTOBER 31,
                                              2004**       2004**       2004**      2004**       2003       2002        2001
Net asset value at beginning of period        $10.67       $10.67       $10.67      $ 10.12    $  7.82    $  8.41      $ 10.00
                                              ------       ------       ------      -------    -------    -------      -------
Net investment income (loss)                    0.01(b)     (0.01)(b)    (0.01)(b)     0.03(b)    0.04       0.03         0.03
Net realized and unrealized gain (loss) on
  investments                                   0.02         0.02         0.01         0.60       2.29      (0.58)       (1.62)
                                              ------       ------       ------      -------    -------    -------      -------
Total from investment operations                0.03         0.01         0.00         0.63       2.33      (0.55)       (1.59)
                                              ------       ------       ------      -------    -------    -------      -------
Less dividends:
  From net investment income                      --           --           --        (0.04)     (0.03)     (0.04)         --
                                              ------       ------       ------      -------    -------    -------      -------
Net asset value at end of period              $10.70       $10.68       $10.67      $ 10.71    $ 10.12    $  7.82      $  8.41
                                              ======       ======       ======      =======    =======    =======      =======
Total investment return (a)                     0.28%        0.09%        0.00%        6.21%     29.90%     (6.66%)     (15.90%)
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income (loss)               (0.19%)+     (0.94%)+     (0.94%)+      0.54%+     0.48%      0.34%        0.35%+
    Net expenses                                1.73%+       2.48%+       2.48%+       1.00%+     1.00%      1.00%        1.00%+
    Expenses (before reimbursement)             2.02%+       2.77%+       2.77%+       1.29%+     1.42%      1.27%        1.27%+
Portfolio turnover rate                           89%          89%          89%          89%       150%       151%         106%
Net assets at end of period (in 000's)        $  620       $  807       $   76      $32,432    $29,723    $21,952      $21,156

*    Commencement of Operations.
**   Unaudited.
+    Annualized.
(a)  Total return is calculated exclusive of sales charges and is not annualized.
(b)  Per share data based on average shares outstanding during the period.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY MID CAP OPPORTUNITY FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                             SIX     ONE     FIVE     SINCE
BENCHMARKS                                                  MONTHS   YEAR   YEARS   INCEPTION
RUSSELL MIDCAP(R) VALUE INDEX(1)                             8.30%  34.92%   7.65%     14.41%
RUSSELL MIDCAP(R) INDEX(2)                                    7.25  35.45     6.09      13.51
S&P 500(R) INDEX(3)                                           6.27  22.88   -2.26       11.72
AVERAGE LIPPER MID-CAP CORE FUND(4)                           6.53  33.08     7.82      12.27

 CLASS A SHARES
--------------------------------------------------------------------------------

                        SIX      ONE     FIVE      SINCE
TOTAL RETURNS          MONTHS    YEAR    YEARS   INCEPTION
----------------------------------------------------------
With sales charges     0.11%    26.26%   4.83%    12.27%
Excluding sales
  charges               5.94    33.60    6.02      12.95

                                              (in thousands, with sales charges)

                                          MAINSTAY MID CAP        RUSSELL MIDCAP         RUSSELL MIDCAP
                                          OPPORTUNITY FUND        VALUE INDEX(1)             INDEX              S&P 500 INDEX
                                          ----------------        --------------         --------------         -------------
12/27/94                                       945.00                1000.00                1000.00                1000.00
                                              1022.00                1124.00                1121.00                1129.00
                                              1277.00                1437.00                1466.00                1470.00
                                              1511.00                1692.00                1626.00                1839.00
                                              2219.00                2385.00                2293.00                2594.00
                                              2202.00                2430.00                2429.00                3161.00
                                              1961.00                2321.00                2818.00                3481.00
                                              2264.00                2776.00                2826.00                3029.00
                                              2515.00                3010.00                2806.00                2647.00
                                              2208.00                2604.00                2409.00                2294.00
4/30/04                                       2950.00                3513.00                3264.00                2819.00

    -- MainStay Mid Cap Opportunity Fund   -- Russell Midcap Value Index
    -- Russell Midcap Index                -- S&P 500 Index

 CLASS B SHARES
--------------------------------------------------------------------------------

                        SIX      ONE     FIVE      SINCE
TOTAL RETURNS          MONTHS    YEAR    YEARS   INCEPTION
----------------------------------------------------------
With sales charges     0.54%    27.56%   4.88%    12.02%
Excluding sales
  charges               5.54    32.56    5.21      12.02

                                              (in thousands, with sales charges)

                                          MAINSTAY MID CAP        RUSSELL MIDCAP         RUSSELL MIDCAP
                                          OPPORTUNITY FUND        VALUE INDEX(1)             INDEX              S&P 500 INDEX
                                          ----------------        --------------         --------------         -------------
12/27/94                                      1000.00                1000.00                1000.00                1000.00
                                              1079.00                1124.00                1121.00                1129.00
                                              1337.00                1437.00                1466.00                1470.00
                                              1565.00                1692.00                1626.00                1839.00
                                              2281.00                2385.00                2293.00                2594.00
                                              2243.00                2430.00                2429.00                3161.00
                                              1980.00                2321.00                2818.00                3481.00
                                              2269.00                2776.00                2826.00                3029.00
                                              2502.00                3010.00                2806.00                2647.00
                                              2181.00                2604.00                2409.00                2294.00
4/30/04                                       2891.00                3513.00                3264.00                2819.00

    -- MainStay Mid Cap Opportunity Fund   -- Russell Midcap Value Index
    -- Russell Midcap Index                -- S&P 500 Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for Class A and B shares, first offered 1/1/04, includes the historical performance of Class I shares from inception (12/27/94) through 12/31/03 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for such shares. Prior to 1/1/04, the Fund offered Class L shares, which were subject to a 1% sales charge and a 1% CDSC on

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 46   MainStay Mid Cap Opportunity Fund

 CLASS C SHARES
--------------------------------------------------------------------------------

                        SIX      ONE     FIVE      SINCE
TOTAL RETURNS          MONTHS    YEAR    YEARS   INCEPTION
----------------------------------------------------------
With sales charges     4.54%    31.62%   5.25%    12.04%
Excluding sales
  charges               5.54    32.62    5.25      12.04

                                              (in thousands, with sales charges)

                                          MAINSTAY MID CAP        RUSSELL MIDCAP         RUSSELL MIDCAP
                                          OPPORTUNITY FUND        VALUE INDEX(1)             INDEX              S&P 500 INDEX
                                          ----------------        --------------         --------------         -------------
12/27/94                                      1000.00                1000.00                1000.00                1000.00
                                              1078.00                1124.00                1121.00                1129.00
                                              1337.00                1437.00                1466.00                1470.00
                                              1565.00                1692.00                1626.00                1839.00
                                              2282.00                2385.00                2293.00                2594.00
                                              2243.00                2430.00                2429.00                3161.00
                                              1980.00                2321.00                2818.00                3481.00
                                              2269.00                2776.00                2826.00                3029.00
                                              2502.00                3010.00                2806.00                2647.00
                                              2184.00                2604.00                2409.00                2294.00
4/30/04                                       2896.00                3513.00                3264.00                2819.00

    -- MainStay Mid Cap Opportunity Fund   -- Russell Midcap Value Index
    -- Russell Midcap Index                -- S&P 500 Index

 CLASS I SHARES
--------------------------------------------------------------------------------

                        SIX      ONE     FIVE      SINCE
TOTAL RETURNS          MONTHS    YEAR    YEARS   INCEPTION
----------------------------------------------------------
With sales charges      N/A      N/A      N/A      N/A
Excluding sales
  charges              6.02%    33.87%   6.27%    13.21%

                                              (in thousands, with sales charges)

                                          MAINSTAY MID CAP        RUSSELL MIDCAP         RUSSELL MIDCAP
                                          OPPORTUNITY FUND        VALUE INDEX(1)             INDEX              S&P 500 INDEX
                                          ----------------        --------------         --------------         -------------
12/27/94                                      1000.00                1000.00                1000.00                1000.00
                                              1083.00                1124.00                1121.00                1129.00
                                              1356.00                1437.00                1466.00                1470.00
                                              1608.00                1692.00                1626.00                1839.00
                                              2366.00                2385.00                2293.00                2594.00
                                              2353.00                2430.00                2429.00                3161.00
                                              2100.00                2321.00                2818.00                3481.00
                                              2431.00                2776.00                2826.00                3029.00
                                              2706.00                3010.00                2806.00                2647.00
                                              2383.00                2604.00                2409.00                2294.00
4/30/04                                       3190.00                3513.00                3264.00                2819.00

    -- MainStay Mid Cap Opportunity Fund   -- Russell Midcap Value Index
    -- Russell Midcap Index                -- S&P 500 Index

redemptions within one year of purchase. Performance for Class L shares, first offered 12/30/02, includes the historical performance of Class I shares from inception through 12/29/02 adjusted to reflect the applicable sales charge, CDSC, and fees and expenses for such shares. Effective 1/1/04, all outstanding Class L shares of the Fund were converted to and/or redesignated Class C shares.

1. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results for all indices assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
2. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
3. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
4. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                    www.mainstayfunds.com     47

 $1,000 INVESTED IN MAINSTAY MID CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             11/1/03           4/30/04            PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(1,2)                     $1,000             $1,005             $ 5              $1,045             $ 5
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(1,2)                     $1,000             $1,003             $ 7              $1,043             $ 7
------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES(3)                       $1,000             $1,056             $11              $1,039             $11
------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES(3)                       $1,000             $1,061             $ 6              $1,045             $ 5
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 121 (to reflect the four-month period).
2. Class A shares and Class B shares were first offered on January 1, 2004. Expenses paid during the period reflect ongoing costs for the four-month period ending April 30, 2004. Had Class A shares and Class B shares been offered for the six months ended April 30, 2004, based on a hypothetical 5% return, expenses paid during the period would be $7 and $11, respectively, and the ending account value would be $1,043 and $1,039, respectively.
3. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

 48   MainStay Mid Cap Opportunity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Wesley G. McCain and Kathy A. O'Connor of New York Life Investment Management LLC

MAINSTAY MID CAP OPPORTUNITY FUND
(FORMERLY ECLIPSE MID CAP VALUE FUND)

WHAT MAJOR FACTORS INFLUENCED THE STOCK MARKET DURING THE SIX MONTHS ENDED APRIL 30, 2004?
Most broadly watched equity indices provided positive performance for the six months ended April 30, 2004. Mid-caps and small-caps tended to outperform large-capitalization issues. The market favored the value style over the growth style of investing at all capitalization levels.

For much of the semiannual period, positive investor sentiment boosted the U.S. equity markets. Low interest rates and indications of rebounding economic activity helped to fuel an optimistic outlook. In March and April, however, heightened geopolitical tensions and growing concerns over potential interest-rate increases contributed to generally declining equity indices.

WHAT FACTORS MOST SIGNIFICANTLY AFFECTED FUND PERFORMANCE DURING THE SEMIANNUAL PERIOD?

Fund holdings in the consumer durables & apparel, capital goods, and materials industry groups showed weaker relative performance than related stocks in the Russell Midcap(R) Value Index.(1)

The Fund's relative performance was also affected by its underweighted exposure to the top 50% of companies within the Russell Midcap(R) Value Index, as measured by market capitalization. For the six months ended April 30, 2004, these larger mid-cap companies outperformed the smaller mid-cap companies in the Index. Unlike the Index, which has a larger weighting in securities with larger market capitalizations, the Fund attempts to have equal weights among the securities in its portfolio. It is important to note that the Fund was invested in some, but not all, of the companies in the Russell Midcap(R) Value Index.

WHAT WERE SOME OF THE FUND'S STRONG PERFORMERS DURING THE REPORTING PERIOD?

Software company Autodesk (+73.8%)(2) provided outstanding results. Other strong performers included Activision (+48.4%), Mandalay Resort Group (+47.4%), Kmart Holding (+47.3%), and MGIC Investment (+40.9%).

WHICH STOCKS UNDERPERFORMED?

Maxtor (-52.4%), which operates in the computers & peripherals industry, was the Fund's worst-performing stock during the reporting period. Quanta Services (-32.4%), Citrix Systems (-24.3%), Ascential Software (-23.7%), and United States Steel (-18.3%) also detracted from the Fund's performance.

WERE THERE ANY SIGNIFICANT PURCHASES DURING THE REPORTING PERIOD?

The Fund purchases stocks that have relatively improving operating characteristics and are relatively undervalued based on our proprietary model. Among the securities that fit the Fund's purchase criteria during the reporting period were Activision, Apogent Technologies, and Bausch & Lomb.

WHAT STOCKS DID THE FUND SELL?

The Fund sells stocks that exhibit deteriorating operating results and/or are relatively overvalued. During the reporting period, AdvancePCS was acquired by Caremark Rx in a stock and cash transaction. The Fund sold its entire position in American Eagle Outfitters when weakening sales hampered earnings. The Fund also sold JDS Uniphase when declining demand caused the company to dramatically reduce its workforce.

DID THE FUND CHANGE ITS INDUSTRY GROUP WEIGHTINGS?

Weighting changes in the Fund result from a combination of security performance, industry performance, and the Fund's proprietary security selection process. From the end of October 2003 to the end of April 2004, the Fund increased its weighting in the banks industry group from 8.70% to 15.46%. The shift reflected new purchases and improved performance among banks relative to other industry groups. Over the same period, the Fund decreased its technology hardware & equipment industry group

Past performance is no guarantee of future results. Investment objectives may not be met, as the underlying investment options are subject to market risk and fluctuations in value. Investors should note that funds that invest in companies with market capitalizations below $10 billion involve additional risks. The securities of these companies may be more volatile and less liquid than the securities of larger companies.
1. See footnote on page 47 for more information on the Russell Midcap(R) Value Index.
2. Percentages reflect total returns of Fund holdings in the securities mentioned, including purchases and sales, for the six months ended 4/30/04, or for the portion of the reporting period such securities were held in the Fund, if shorter.

                                                    www.mainstayfunds.com     49
weighting from 12.38% to 7.21%. The decline reflected position sales and weaker relative performance of the industry group.

HOW DO THE FUND'S WEIGHTINGS DIFFER FROM THOSE OF ITS BENCHMARK?

As of April 30, 2004, the Fund was overweighted relative to the Russell Midcap(R) Value Index in the health care equipment & services, consumer durables & apparel, and banks industry groups. The Fund's overweighted position in banks helped performance, but an overweighted position in consumer durables & apparel detracted from the Fund's results.

At the end of the reporting period, the Fund was underweighted relative to the Russell Midcap(R) Value Index in the utilities, insurance, and materials industry groups. Although the Fund was underweighted in the insurance and materials industry groups, the Fund's positions underperformed related securities in the benchmark.

WHAT DO YOU ANTICIPATE GOING FORWARD?

We will continue to utilize the Fund's proprietary quantitative methodologies to select mid-capitalization stocks of companies that our model indicates are relatively undervalued and have strong operating characteristics. Whatever the markets or the economy may bring, the Fund will continue to seek high total return.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                    96.5
Short-Term Investment                                                             3.3
Cash and Other Assets (less liabilities)                                          0.2

 50   MainStay Mid Cap Opportunity Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED


                                                           SHARES          VALUE
COMMON STOCKS (96.5%)+
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS (1.0%)
J.B. Hunt Transport Services, Inc.                          6,200   $    196,292
                                                                    ------------

AUTO COMPONENTS (1.4%)
Dana Corp.                                                 12,900        260,064
                                                                    ------------
CAPITAL MARKETS (1.6%)
Bear Stearns Cos., Inc. (The)                               2,097        168,053
Lehman Brothers Holdings, Inc.                              1,700        124,780
                                                                    ------------
                                                                         292,833
                                                                    ------------
COMMERCIAL BANKS (1.9%)
International Bancshares Corp.                              2,700        143,910
Silicon Valley Bancshares (a)                               6,300        216,468
                                                                    ------------
                                                                         360,378
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (2.7%)
Cendant Corp.                                               9,100        215,488
Deluxe Corp.                                                  600         24,786
*Kelly Services, Inc. Class A                               9,400        279,368
                                                                    ------------
                                                                         519,642
                                                                    ------------
COMPUTERS & PERIPHERALS (2.6%)
Dell, Inc. (a)                                              4,800        166,608
InFocus Corp. (a)                                          27,300        223,041
Maxtor Corp. (a)                                           16,200        105,462
                                                                    ------------
                                                                         495,111
                                                                    ------------
CONSTRUCTION & ENGINEERING (0.7%)
Quanta Services, Inc. (a)                                  25,300        138,391
                                                                    ------------

CONSUMER FINANCE (3.1%)
AmeriCredit Corp. (a)                                      14,100        228,561
Student Loan Corp. (The)                                      700         99,120
WFS Financial, Inc. (a)                                     5,700        253,878
                                                                    ------------
                                                                         581,559
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (1.2%)
CIT Group, Inc.                                             6,700        230,279
                                                                    ------------

ELECTRIC UTILITIES (1.4%)
*Edison International                                      11,500        269,100
                                                                    ------------

ELECTRICAL EQUIPMENT (0.3%)
American Power
  Conversion Corp.                                          3,300         61,578
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.6%)
Avnet, Inc. (a)                                            10,700        231,548
Sanmina-SCI Corp. (a)                                      24,800        248,496


                                                           SHARES          VALUE
Solectron Corp. (a)                                        26,100   $    127,890
Tektronix, Inc.                                             8,700        257,520
                                                                    ------------
                                                                         865,454
                                                                    ------------
FOOD & STAPLES RETAILING (1.9%)
Albertson's, Inc.                                          10,600        247,616
SUPERVALU, Inc.                                             3,900        120,081
                                                                    ------------
                                                                         367,697
                                                                    ------------
FOOD PRODUCTS (3.5%)
Hershey Foods Corp.                                         2,200        195,558
Hormel Foods Corp.                                          6,400        195,136
*Tyson Foods, Inc. Class A                                 14,800        277,352
                                                                    ------------
                                                                         668,046
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
Apogent Technologies, Inc. (a)                              7,800        252,876
Bausch & Lomb, Inc.                                         3,800        238,754
                                                                    ------------
                                                                         491,630
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES (7.6%)
*Caremark Rx, Inc. (a)                                      7,740        261,999
Coventry Health Care, Inc. (a)                              5,850        244,764
HEALTHSOUTH Corp. (a)                                      29,900        130,065
Humana, Inc. (a)                                           15,700        255,753
*Manor Care, Inc.                                           8,100        262,764
*PacifiCare Health
  Systems, Inc. (a)                                         7,800        278,928
                                                                    ------------
                                                                       1,434,273
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE (3.6%)
Bob Evans Farms, Inc.                                       6,300        193,158
CBRL Group, Inc.                                            2,200         82,610
Choice Hotels International, Inc.                           1,900         85,310
Mandalay Resort Group                                       2,500        143,625
Outback Steakhouse, Inc.                                    3,900        171,327
                                                                    ------------
                                                                         676,030
                                                                    ------------
HOUSEHOLD DURABLES (8.2%)
Centex Corp.                                                3,400        163,030
Fortune Brands, Inc.                                        3,300        251,625
Hovnanian Enterprises, Inc. Class A (a)                     4,400        158,268
KB HOME                                                     1,200         82,716
La-Z-Boy, Inc.                                              5,600        116,704
M.D.C. Holdings, Inc.                                       1,320         81,563
NVR, Inc. (a)                                                 400        180,400
Ryland Group, Inc. (The)                                    1,300        102,635

+ Percentages indicated are based on Fund net assets.
* Fund's 10 largest holdings. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES (CONTINUED)
Stanley Works (The)                                         5,800   $    246,558
Toll Brothers, Inc. (a)                                     4,400        174,108
                                                                    ------------
                                                                       1,557,607
                                                                    ------------
HOUSEHOLD PRODUCTS (1.4%)
Energizer Holdings, Inc. (a)                                6,000        259,800
                                                                    ------------

INDUSTRIAL CONGLOMERATES (0.4%)
Alleghany Corp.                                               306         80,313
                                                                    ------------
INSURANCE (1.6%)
MBIA, Inc.                                                  2,600        153,114
Torchmark Corp.                                             2,900        150,916
                                                                    ------------
                                                                         304,030
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS (1.4%)
Callaway Golf Co.                                           7,100        120,487
Hasbro, Inc.                                                7,900        149,231
                                                                    ------------
                                                                         269,718
                                                                    ------------
MACHINERY (1.3%)
Terex Corp. (a)                                             7,200        236,520
                                                                    ------------

METALS & MINING (1.1%)
United States Steel Corp.                                   7,400        211,862
                                                                    ------------
MULTILINE RETAIL (4.2%)
Federated Department
  Stores, Inc.                                              3,400        166,600
Kmart Holding Corp. (a)                                     4,700        210,278
Neiman Marcus Group, Inc. (The) Class A                     1,800         87,552
Saks, Inc.                                                 13,700        197,280
Sears, Roebuck & Co.                                        3,400        136,170
                                                                    ------------
                                                                         797,880
                                                                    ------------
MULTI-UTILITIES & UNREGULATED POWER (1.3%)
Williams Cos., Inc. (The)                                  23,700        244,110
                                                                    ------------

OIL & GAS (1.3%)
Overseas Shipholding Group, Inc.                            7,600        249,052
                                                                    ------------

PERSONAL PRODUCTS (1.6%)
*Estee Lauder Cos., Inc. (The) Class A                      6,400        292,544
                                                                    ------------
PHARMACEUTICALS (0.7%)
Mylan Laboratories, Inc.                                    5,600        128,296
                                                                    ------------


                                                           SHARES          VALUE
REAL ESTATE (4.9%)
AMB Property Corp.                                          4,400   $    133,320
Cousins Properties, Inc.                                    3,800        106,856
Equity Office Properties Trust                              9,200        231,564
Hospitality Properties Trust                                2,400         93,792
LNR Property Corp.                                          3,600        180,792
Reckson Associates Realty Corp.                             7,900        187,783
                                                                    ------------
                                                                         934,107
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
Advanced Micro Devices, Inc. (a)                            5,400         76,788
Novellus Systems, Inc. (a)                                  1,600         46,336
                                                                    ------------
                                                                         123,124
                                                                    ------------
SOFTWARE (5.7%)
*Activision, Inc. (a)                                      18,300        275,598
Ascential Software Corp. (a)                                5,200         88,400
*Autodesk, Inc.                                             8,600        288,100
Cadence Design
  Systems, Inc. (a)                                        19,700        252,554
Citrix Systems, Inc. (a)                                    9,200        175,260
                                                                    ------------
                                                                       1,079,912
                                                                    ------------
SPECIALTY RETAIL (3.3%)
Barnes & Noble, Inc. (a)                                    3,500        104,545
Circuit City Stores, Inc.                                  10,900        127,312
Home Depot, Inc. (The)                                      2,300         80,937
Sherwin-Williams Co. (The)                                  3,800        144,590
Zale Corp. (a)                                              2,900        162,168
                                                                    ------------
                                                                         619,552
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Reebok International Ltd.                                   3,500        127,330
                                                                    ------------

THRIFTS & MORTGAGE FINANCE (13.5%)
Astoria Financial Corp.                                     6,900        237,498
Countrywide Financial Corp.                                 2,799        165,981
Doral Financial Corp.                                       4,800        157,392
Freddie Mac                                                 1,600         93,440
Fremont General Corp.                                      10,500        226,275
GreenPoint Financial Corp.                                  5,000        195,000
Independence Community
  Bank Corp.                                                4,800        174,864
IndyMac Bancorp, Inc.                                       6,900        221,904
MGIC Investment Corp.                                       3,000        220,860
New Century Financial Corp.                                 5,300        224,879
New York Community
  Bancorp, Inc.                                             8,333        208,908
PMI Group, Inc. (The)                                       5,600        240,968
Radian Group, Inc.                                          4,200        195,342
                                                                    ------------
                                                                       2,563,311
                                                                    ------------

 52   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
TOBACCO (1.5%)
*R.J. Reynolds Tobacco
  Holdings, Inc.                                            4,500   $    291,465
                                                                    ------------
Total Common Stocks (Cost $15,695,601)                                18,278,890
                                                                    ------------
                                                        PRINCIPAL
                                                           AMOUNT          VALUE
SHORT-TERM INVESTMENT (3.3%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.3%)
Bank of New York (The)
  0.90%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity
  $616,046
  (Collateralized by
  Federal National Mortgage
  Association
  3.921%, due 3/1/33
  with a Principal Amount of
  $753,000 and a
  Market Value of $751,759 including accrued
  interest)                                         $     616,000        616,000
                                                                    ------------
Total Short-Term Investment (Cost $616,000)                              616,000
                                                                    ------------
Total Investments (Cost $16,311,601) (b)                     99.8%    18,894,890(c)
Cash and Other Assets,
  Less Liabilities                                            0.2         44,369
                                                            -----   ------------
Net Assets                                                  100.0%  $ 18,939,259
                                                           ======== ============

(a)  Non-income producing security.
(b)  The cost for federal income tax purposes is $16,325,932.
(c)  At April 30, 2004 net unrealized appreciation was
     $2,568,958, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,162,570 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $593,612.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $16,311,601)                  $18,894,890
Cash                                                  38,536
Receivables:
  Investment securities sold                         919,022
  Fund shares sold                                    54,729
  Dividends and interest                              38,710
Other assets                                          24,325
                                                 -----------
    Total assets                                  19,970,212
                                                 -----------
LIABILITIES:
Payables:
  Investment securities purchased                    648,931
  Fund shares redeemed                               328,110
  Transfer agent                                      11,454
  Custodian                                            3,818
  Manager                                              3,214
  NYLIFE Distributors                                  2,373
Accrued expenses                                      33,053
                                                 -----------
    Total liabilities                              1,030,953
                                                 -----------
Net assets                                       $18,939,259
                                                 ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share)
  1 billion shares authorized
  Class A                                        $     1,033
  Class B                                                776
  Class C                                                538
  Class I                                              6,234
Additional paid-in capital                        15,383,145
Accumulated undistributed net investment
  income                                              23,197
Accumulated undistributed net realized gain
  on investments                                     941,047
Net unrealized appreciation on investments         2,583,289
                                                 -----------
Net assets                                       $18,939,259
                                                 ===========
CLASS A
Net assets applicable to outstanding shares      $ 2,276,391
                                                 ===========
Shares of capital stock outstanding                  103,254
                                                 ===========
Net asset value per share outstanding            $     22.05
Maximum sales charge (5.50% of offering price)          1.28
                                                 -----------
Maximum offering price per share outstanding     $     23.33
                                                 ===========
CLASS B
Net assets applicable to outstanding shares      $ 1,694,943
                                                 ===========
Shares of capital stock outstanding                   77,555
                                                 ===========
Net asset value and offering price per share
  outstanding                                    $     21.85
                                                 ===========
CLASS C
Net assets applicable to outstanding shares      $ 1,176,630
                                                 ===========
Shares of capital stock outstanding                   53,828
                                                 ===========
Net asset value and offering price per share
  outstanding                                    $     21.86
                                                 ===========
CLASS I
Net assets applicable to outstanding shares      $13,791,295
                                                 ===========
Shares of capital stock outstanding                  623,449
                                                 ===========
Net asset value and offering price per share
  outstanding                                    $     22.12
                                                 ===========

 54   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                    $ 110,414
  Interest                                             2,854
                                                   ---------
    Total income                                     113,268
                                                   ---------
EXPENSES:
  Manager                                             74,188
  Transfer agent                                      22,934
  Registration                                        21,285
  Professional                                        18,008
  Trustees                                             7,941
  Custodian                                            5,165
  Portfolio pricing                                    2,395
  Distribution -- Class B                              1,748
  Distribution -- Class C                                887
  Shareholder communication                            1,556
  Service -- Class A                                     820
  Service -- Class B                                     583
  Service -- Class C                                     296
  Service -- Service Class                                 9
  Miscellaneous                                        8,809
                                                   ---------
    Total expenses before reimbursement              166,624
  Expense reimbursement from Manager                 (73,243)
  Fees paid indirectly (See Note 2(D))                (3,310)
                                                   ---------
    Net expenses                                      90,071
                                                   ---------
Net investment income                                 23,197
                                                   ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                     955,651
Net change in unrealized appreciation on
  investments                                       (266,238)
                                                   ---------
Net realized and unrealized gain on investments      689,413
                                                   ---------
Net increase in net assets resulting from
  operations                                       $ 712,610
                                                   =========

(a) Dividends recorded net of foreign withholding taxes in the amount of $58.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                               2004           2003
INCREASE (DECREASE)
IN NET ASSETS:
Operations:
 Net investment income                  $    23,197   $    229,089
 Net realized gain on investments           955,651     10,470,034
 Net change in unrealized appreciation
  on investments                           (266,238)       787,704
                                        --------------------------
 Net increase in net assets resulting
  from operations                           712,610     11,486,827
                                        --------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class I                                       --       (220,660)
   Service Class                                 --             (1)

 From net realized gain on investments:
   Class C                                      (11)            --
   Class I                                 (109,405)            --
   Service Class                               (167)            --
                                        --------------------------
 Total dividends and distributions to
  shareholders                             (109,583)      (220,661)
                                        --------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                                2,423,081             --
   Class B                                1,805,423             --
   Class C                                1,225,685          1,148
   Class I                                3,356,404      6,543,744
   Service Class                             21,108          1,529

 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class C                                       10             --
   Class I                                  109,130        219,240
   Service Class                                167              1
                                        --------------------------
                                          8,941,008      6,765,662

 Cost of shares redeemed:
   Class A                                  (45,696)            --
   Class B                                  (31,937)            --
   Class C                                   (1,408)          (104)
   Class I                               (4,121,428)   (55,643,197)
   Service Class                            (24,327)            --
                                        --------------------------
                                         (4,224,796)   (55,643,301)
                                        --------------------------
    Increase (decrease) in net assets
     derived from capital share
     transactions                         4,716,212    (48,877,639)
                                        --------------------------
    Net increase (decrease) in net
     assets                               5,319,239    (37,611,473)

                                               2004           2003

NET ASSETS:
Beginning of period                     $13,620,020   $ 51,231,493
                                        --------------------------
End of period                           $18,939,259   $ 13,620,020
                                        ==========================
Accumulated undistributed net
 investment income at end of period     $    23,197   $         --
                                        ==========================

 56   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                 CLASS A              CLASS B                     CLASS C
                                            -----------------    -----------------    -------------------------------
                                               JANUARY 1,           JANUARY 1,                           DECEMBER 30,
                                                 2004**               2004**          SIX MONTHS            2002**
                                                 THROUGH              THROUGH           ENDED              THROUGH
                                                APRIL 30,            APRIL 30,        APRIL 30,          OCTOBER 31,
                                                 2004***              2004***          2004***               2003
Net asset value at beginning of period           $21.93               $21.79            $20.86              $15.87
                                                 ------               ------            ------              ------
Net investment income (loss)                       0.00(b)             (0.02)            (0.01)              (0.06)(a)
Net realized and unrealized gain (loss) on
  investments                                      0.12                 0.08              1.16                5.05
                                                 ------               ------            ------              ------
Total from investment operations                   0.12                 0.06              1.15                4.99
                                                 ------               ------            ------              ------
Less dividends and distributions:
  From net investment income                        --                   --                --                  --
  From net realized gain on investments             --                   --              (0.15)                --
                                                 ------               ------            ------              ------
Total dividends and distributions                   --                   --              (0.15)                --
                                                 ------               ------            ------              ------
Net asset value at end of period                 $22.05               $21.85            $21.86              $20.86
                                                 ======               ======            ======              ======
Total investment return (c)                        0.55%                0.28%             5.54%              31.44%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income (loss)                   0.05%+              (0.70%)+          (0.70%)+            (0.53%)+
    Net expenses                                   1.36%+#              2.11%+#           2.11%+#             2.13%+#
    Expenses (before reimbursement)                2.25%+#              3.00%+#           3.00%+#             2.37%+#
Portfolio turnover rate                              25%                  25%               25%                 90%
Net assets at end of period (in 000's)           $2,276               $1,695            $1,177              $    1

*    The Fund changed its fiscal year end from December 31 to
     October 31.
**   Commencement of Operations.
***  Unaudited.
+    Annualized.
#    Includes transfer agent fees paid indirectly which amounted to 0.04%, 0.09%, 0.13% and 0.15% of average net assets for the six months ended April 30, 2004, the years ended October
     31, 2003 and October 31, 2002 and the ten months ended
     October 31, 2001, respectively, and custodian fees and other expenses paid indirectly which amounted to 0.02% of average net assets for the year ended December 31, 2000.
(a)  Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges and is not annualized.
(d)  Restated.

 58   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                           CLASS I
     ------------------------------------------------------------------------------------
                                        JANUARY 1,
     SIX MONTHS                            2001
       ENDED          YEAR ENDED          THROUGH
     APRIL 30,        OCTOBER 31,       OCTOBER 31,         YEAR ENDED DECEMBER 31,
      2004***       2003       2002        2001*        2000       1999            1998
      $ 21.01     $ 16.16    $ 16.30      $ 16.93     $ 16.06    $ 17.73         $  17.76
      -------     -------    -------      -------     -------    -------         --------
         0.04        0.08(a)    0.09         0.06        0.06       0.11             0.06
         1.22        4.84      (0.14)       (0.69)       0.88      (0.13)            1.76
      -------     -------    -------      -------     -------    -------         --------
         1.26        4.92      (0.05)       (0.63)       0.94      (0.02)            1.82
      -------     -------    -------      -------     -------    -------         --------
          --        (0.07)     (0.09)         --        (0.06)     (0.11)           (0.06)
        (0.15)        --         --           --        (0.01)     (1.54)           (1.79)
      -------     -------    -------      -------     -------    -------         --------
        (0.15)      (0.07)     (0.09)         --        (0.07)     (1.65)           (1.85)
      -------     -------    -------      -------     -------    -------         --------
      $ 22.12     $ 21.01    $ 16.16      $ 16.30     $ 16.93    $ 16.06         $  17.73
      =======     =======    =======      =======     =======    =======         ========
         6.02%      30.59%     (0.38%)      (3.72%)      5.83%      0.04%           10.35%
         0.33%+      0.47%      0.46%        0.41%+      0.35%      0.51%            0.33%
         1.08%+#     1.13%#     1.17%#       1.19%+#(d)    1.06%#    1.05%           0.98%
         1.97%+#     1.37%#     1.29%#       1.22%+#(d)    1.06%#    1.05%           1.08%
           25%         90%        75%          69%        114%        51%              81%
      $13,791     $13,617    $51,231      $56,907     $67,401    $83,064         $124,525

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY S&P 500 INDEX FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                              SIX     ONE     FIVE    TEN
BENCHMARKS                                                   MONTHS   YEAR   YEARS   YEARS
S&P 500(R) INDEX(1)                                           6.27%  22.88%  -2.26%  11.36%
AVERAGE LIPPER S&P 500 INDEX OBJECTIVE FUND(2)                 5.92  22.05   -2.78   10.91

 CLASS A SHARES
--------------------------------------------------------------------------------

                         SIX      ONE      FIVE     TEN
TOTAL RETURNS           MONTHS    YEAR    YEARS    YEARS
---------------------------------------------------------
With sales charges      2.80%    18.61%   -3.18%   10.54%
Excluding sales          5.98    22.28    -2.59    10.88
  charges

                                              (in thousands, with sales charges)

                                                                MAINSTAY S&P 500 INDEX FUND               S&P 500 INDEX
                                                                ---------------------------               -------------
4/30/94                                                                    970.00                            1000.00
                                                                          1133.00                            1175.00
                                                                          1465.00                            1530.00
                                                                          1822.00                            1914.00
                                                                          2556.00                            2700.00
                                                                          3106.00                            3289.00
                                                                          3408.00                            3622.00
                                                                          2965.00                            3152.00
                                                                          2579.00                            2754.00
                                                                          2228.00                            2388.00
4/30/04                                                                   2725.00                            2934.00

                                                  -- MainStay S&P 500 Index Fund
                                                                -- S&P 500 Index

 CLASS I SHARES
--------------------------------------------------------------------------------

                          SIX      ONE      FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS    YEARS
----------------------------------------------------------
With sales charges        N/A      N/A      N/A      N/A
Excluding sales charges  6.12%    22.63%   -2.38%   11.12%

                                              (in thousands, with sales charges)

                                                                MAINSTAY S&P 500 INDEX FUND               S&P 500 INDEX
                                                                ---------------------------               -------------
4/30/94                                                                   1000.00                            1000.00
                                                                          1171.00                            1175.00
                                                                          1517.00                            1530.00
                                                                          1891.00                            1914.00
                                                                          2659.00                            2700.00
                                                                          3239.00                            3289.00
                                                                          3560.00                            3622.00
                                                                          3102.00                            3152.00
                                                                          2704.00                            2754.00
                                                                          2342.00                            2388.00
4/30/04                                                                   2872.00                            2934.00

                                                  -- MainStay S&P 500 Index Fund
                                                                -- S&P 500 Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 3% and an annual 12b-1 fee of .25%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are contractual and may be discontinued at any time after December 31, 2004. Performance for Class A shares, first offered 1/1/04, includes the historical performance of Class I shares from inception (1/2/91) through 12/31/03 adjusted to reflect the applicable sales charge and fees and expenses for such shares.

1. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. Standard & Poor's does not sponsor, endorse, sell, or promote the Fund or represent the advisability of investing in the Fund. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
2. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

 60   MainStay S&P 500 Index Fund

 $1,000 INVESTED IN MAINSTAY S&P 500 INDEX FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             11/1/03           4/30/04            PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES(1,2)                     $1,000             $  999              $2              $1,048              $2
------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES(3)                       $1,000             $1,061              $2              $1,049              $2
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 121 (to reflect the four-month period).
2. Class A shares were first offered on January 1, 2004. Expenses paid during the period reflect ongoing costs for the four-month period ending April 30, 2004. Had Class A shares been offered for the six months ended April 30, 2004, based on a hypothetical 5% return, expenses paid during the period would be $3, and the ending account value would be $1,047.
3. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

                                                    www.mainstayfunds.com     61

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Francis J. Ok of New York Life Investment Management LLC

MAINSTAY S&P 500 INDEX FUND (FORMERLY ECLIPSE INDEXED EQUITY FUND)

WHAT MAJOR FACTORS INFLUENCED THE STOCK MARKET DURING THE SIX MONTHS ENDED APRIL 30, 2004?

When the reporting period began, investor sentiment was changing, since most indicators seemed to show that the U.S. economy was firmly on the path of expansion. Bearish gloom gave way to a general sense of optimism, prompting investors to question how high the stock market might rise. Several factors served as catalysts in the U.S. economic recovery. These included the lowest interest rates in more than four decades, President Bush's tax-cut program, the positive impact of a weaker U.S. dollar on export activity, and slim inventories that stimulated business investment.

The U.S. equity markets, however, were not able to sustain the tremendous gains they had seen in the last months of 2003. Stocks surged in early February 2004, but late February through the end of April proved to be a troublesome time for U.S. equities. Terrorism muted any momentum that had been building in the equity markets, as the train bombing in Madrid and the assassination of Hamas leader Sheik Ahmed Yasin drove equities lower. Ongoing violence against civilians and coalition troops involved in the rebuilding of Iraq continued to trouble the financial markets through the end of the semiannual period.

WHAT FACTORS MOST SIGNIFICANTLY AFFECTED FUND PERFORMANCE DURING THE SEMIANNUAL PERIOD?

Excluding all shares charges, the differences in return between the Fund and its benchmark, the S&P 500(R) Index,(1) and between the Fund and the average Lipper(2) S&P 500 Index objective fund over the semiannual period were modest. Since the Fund includes real-world expenses that a hypothetical index does not, there may be times when the Fund underperforms the Index. Excluding sales charges, the Fund's modest outperformance of its Lipper peer group may be attributed to a difference in annual expenses.

WHAT WERE THE BEST-PERFORMING SUBINDUSTRIES(3) IN THE S&P 500(R) INDEX DURING THE REPORTING PERIOD?

Based on total returns alone, wireless services (+44.16%)(4) was the best-performing subindustry for the six months ended April 30, 2004. Other top-performing subindustries included Internet retail (+42.69%), oil & gas refineries (+38.16%), fertilizers & agricultural chemicals (+38.08%), and office electronics (+27.94%).

Because of their higher weightings in the Index, however, subindustries with lower total returns were among the five top contributors to the overall performance of the S&P 500(R) Index. Taking weightings and total returns both into consideration, the leading subindustry was integrated oil & gas (+19.37%), followed by pharmaceuticals (+7.52%), health care equipment (+18.56%), multi-line insurance (+17.97%), and industrial conglomerates (+7.28%).

WHICH SUBINDUSTRIES WERE THE WORST PERFORMERS?

Based solely on total returns, the worst-performing subindustries in the Index for the reporting period were airlines (-28.85%), semiconductor equipment (-22.98%), semiconductors (-15.72%), IT consulting (-15.17%), and gold (-14.57%). Because of a higher Index weighting, semiconductors (-15.72%) had the greatest negative impact on the total return of the Index for the reporting period when weightings and total returns were taken into account. Other poor-performing subindustries by impact were computer hardware (-3.50%), semiconductor equipment (-22.98%), investment banking & brokerage (-5.30%), and home improvement retail (-6.65%).

Past performance is no guarantee of future results. Investment objectives may not be met, as the underlying investment options are subject to market risk and fluctuations in value. Index funds generally seek to reflect the performance of an index or an allocation among indices, unlike other funds, whose objectives may, in some cases, involve seeking to outperform an index or other benchmark.
1. See footnote on page 60 for more information on the S&P 500 Index.
2. See footnote on page 60 for more information about Lipper Inc.
3. The Global Industry Classification Standard categorizes companies by sector, industry group, industry, and subindustry. Results in these sections of the semiannual report reflect subindustry and company performance. In the Portfolio of Investments that follows, companies are listed by industry.
4. Percentages reflect the total return performance, including reinvestment of all dividends and capital gains, of the subindustries or the securities mentioned for the six months ended 4/30/04. Due to purchases and sales, the performance of Fund holdings may differ from that of the subindustries or securities themselves.

 62   MainStay S&P 500 Index Fund

WHO WERE THE CORPORATE LEADERS DURING THE REPORTING PERIOD?

For the six months ended April 30, 2004, the best-performing company in the S&P 500(R) Index based on total return alone was AT&T Wireless Services (+90.48%). Other top-performing companies based solely on total returns were Autodesk (+74.03%), Visteon (+68.11%), Biogen Idec (+67.95%), and Novell (+64.22%). As
impressive as these returns may be, the five stocks with the greatest positive impact on the performance of the S&P 500(R) Index all had higher weightings and lower total returns. Taking weightings and total returns both into account, the strongest positive contributors to the performance of the Index for the six-month period were ExxonMobil (+16.30%), followed by Pfizer (+13.10%), American International Group (+17.00%), ChevronTexaco (+23.10%), and Altria Group (+19.10%).

WHICH COMPANIES' STOCKS LAGGED THE S&P 500(R) INDEX?

Not surprisingly, based on total returns alone, the worst-performing security in the S&P 500(R) Index for the reporting period was a member of the worst-performing subindustry. That company was Delta Air Lines (-52.23%). Other poor-performing securities (based on total returns alone) were QLogic (-51.85%), Ciena (-35.41%), PMC-Sierra (-33.13%), and Apartment Investment & Management (-31.12%). Similarly, when taking both weightings and total returns into account, semiconductor company Intel (-22.15%), a company from the worst performing subindustry, made the greatest negative contribution to the performance of the Index.

Other laggards (based on weightings and total returns) included Wal-Mart Stores (-3.30%), Wyeth (-13.70%), Applied Materials (-21.99%), and Comcast (-11.26%).

WERE THERE ANY CHANGES MADE TO THE FUND OR THE INDEX DURING THE PERIOD?

The Fund seeks to track the performance and weightings of stocks in the S&P 500(R) Index. The Index itself, however, may change from time to time as companies merge, divest units, add to their market capitalization, or face financial difficulties. Standard & Poor's may also occasionally adjust the Index to better reflect the companies that it believes are most representative of the makeup of our economy. During the six months ended April 30, 2004, there were eight companies deleted from the Index and eight companies added to it.

WHAT DO YOU ANTICIPATE GOING FORWARD?

We believe that interest rates are a key factor that could affect the outlook for the U.S. equity market for the remainder of the year. Most investors feel that the Federal Reserve will not be able to keep the targeted federal funds rate at its current record low of 1.0%. Indeed, we believe that surging oil prices may prompt the Federal Reserve to increase interest rates sooner rather than later to head off the prospect of inflation. Signs of inflation have already materialized in the Consumer Price Index, the Producer Price Index, and the ISM Index, the last of which tracks manufacturing costs. Political uncertainty is another variable that could hold off a stock market rally. The mere possibility of a change in leadership may add to the instability of the global landscape. Finally, heightened geopolitical tensions and ongoing terrorist threats remain obstacles with no clear resolution in sight.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                    95.5
Short Term Investments                                                            4.4
Cash and Other Assets (less liabilities)                                          0.1

                                                    www.mainstayfunds.com     63

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED


                                                           SHARES            VALUE
COMMON STOCKS (95.5%)+
----------------------------------------------------------------------------------
AEROSPACE & DEFENSE (1.8%)
Boeing Co. (The)                                           90,008   $    3,842,442
General Dynamics Corp.                                     21,076        1,973,135
Goodrich Corp.                                             12,544          361,142
Honeywell International, Inc.                              91,671        3,169,983
Lockheed Martin Corp.                                      48,183        2,298,329
Northrop Grumman Corp.                                     19,930        1,978,052
Raytheon Co.                                               44,053        1,421,150
Rockwell Collins, Inc.                                     19,069          614,975
United Technologies Corp.                                  55,106        4,753,444
                                                                    --------------
                                                                        20,412,652
                                                                    --------------
AIR FREIGHT & LOGISTICS (1.0%)
FedEx Corp.                                                31,960        2,298,244
Ryder System, Inc.                                          6,770          249,068
United Parcel Service, Inc. Class B                       120,611        8,460,862
                                                                    --------------
                                                                        11,008,174
                                                                    --------------
AIRLINES (0.1%)
Delta Air Lines, Inc. (a)                                  13,301           82,732
Southwest Airlines Co.                                     83,781        1,196,393
                                                                    --------------
                                                                         1,279,125
                                                                    --------------
AUTO COMPONENTS (0.2%)
Cooper Tire & Rubber Co.                                    7,942          169,880
Dana Corp.                                                 15,970          321,955
Delphi Corp.                                               60,051          612,520
Goodyear Tire & Rubber Co. (The) (a)                       18,792          163,678
Johnson Controls, Inc.                                     20,145        1,105,155
Visteon Corp.                                              13,808          149,955
                                                                    --------------
                                                                         2,523,143
                                                                    --------------
AUTOMOBILES (0.7%)
Ford Motor Co.                                            195,965        3,010,022
General Motors Corp.                                       60,007        2,845,532
Harley-Davidson, Inc.                                      32,419        1,825,838
                                                                    --------------
                                                                         7,681,392
                                                                    --------------
BEVERAGES (2.7%)
Adolph Coors Co. Class B                                    3,884          255,218
Anheuser-Busch Cos., Inc.                                  87,142        4,465,156
Brown-Forman Corp. Class B                                 13,025          610,352
Coca-Cola Co. (The)                                       261,085       13,203,068
Coca-Cola Enterprises, Inc.                                48,457        1,308,339
Pepsi Bottling Group, Inc. (The)                           27,716          811,247
PepsiCo, Inc.                                             182,612        9,950,528
                                                                    --------------
                                                                        30,603,908
                                                                    --------------
BIOTECHNOLOGY (1.1%)
Amgen, Inc. (a)                                           137,829        7,755,638
Biogen Idec, Inc. (a)                                      35,029        2,066,711


                                                           SHARES            VALUE
BIOTECHNOLOGY (CONTINUED)
Chiron Corp. (a)                                           20,070   $      931,248
Genzyme Corp. (a)                                          23,790        1,036,292
MedImmune, Inc. (a)                                        26,969          653,729
                                                                    --------------
                                                                        12,443,618
                                                                    --------------
BUILDING PRODUCTS (0.2%)
American Standard Cos., Inc. (a)                            7,725          812,593
Masco Corp.                                                48,768        1,365,991
                                                                    --------------
                                                                         2,178,584
                                                                    --------------
CAPITAL MARKETS (3.4%)
Bank of New York Co., Inc. (The)                           82,414        2,401,544
Bear Stearns Cos., Inc. (The)                              11,031          884,024
Charles Schwab Corp. (The)                                144,385        1,485,722
E*TRADE Financial Corp. (a)                                39,000          443,040
Federated Investors, Inc. Class B                          11,525          338,835
Franklin Resources, Inc.                                   26,777        1,468,183
Goldman Sachs Group, Inc. (The)                            51,569        4,989,301
J.P. Morgan Chase & Co.                                   219,829        8,265,570
Janus Capital Group, Inc.                                  25,664          390,093
Lehman Brothers Holdings, Inc.                             29,517        2,166,548
Mellon Financial Corp.                                     46,149        1,367,856
Merrill Lynch & Co., Inc.                                 103,624        5,619,529
Morgan Stanley                                            117,147        6,020,184
Northern Trust Corp.                                       23,715        1,002,670
State Street Corp.                                         35,667        1,740,550
T.Rowe Price Group, Inc.                                   13,207          677,255
                                                                    --------------
                                                                        39,260,904
                                                                    --------------
CHEMICALS (1.4%)
Air Products & Chemicals, Inc.                             24,399        1,215,314
Dow Chemical Co. (The)                                     99,909        3,965,388
E.I. du Pont de Nemours & Co.                             106,614        4,579,071
Eastman Chemical Co.                                        8,304          353,501
Ecolab, Inc.                                               27,758          827,189
Engelhard Corp.                                            13,689          397,529
Great Lakes Chemical Corp.                                  5,368          134,844
Hercules, Inc. (a)                                         11,823          131,354
International Flavors & Fragrances, Inc.                   10,044          364,095
Monsanto Co.                                               28,030          969,558
PPG Industries, Inc.                                       18,162        1,077,188
Praxair, Inc.                                              34,967        1,278,044
Rohm & Haas Co.                                            23,677          918,194
Sigma-Aldrich Corp.                                         7,644          432,956
                                                                    --------------
                                                                        16,644,225
                                                                    --------------
COMMERCIAL BANKS (5.9%)
AmSouth Bancorp.                                           37,966          836,011
*Bank of America Corp.                                    217,863       17,535,793
Bank One Corp.                                            119,507        5,900,061

+ Percentages indicated are based on Fund net assets.
* Fund's 10 largest holdings. May be subject to change daily.

 64   MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES            VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------
COMMERCIAL BANKS (CONTINUED)
BB&T Corp.                                                58,445   $    2,015,768
Charter One Financial, Inc.                                24,227          808,455
Comerica, Inc.                                             18,827          972,038
Fifth Third Bancorp                                        60,321        3,236,825
First Horizon National Corp.                               13,474          592,317
Huntington Bancshares, Inc.                                24,392          521,989
KeyCorp                                                    45,024        1,337,213
M&T Bank Corp.                                             12,833        1,090,805
Marshall & Ilsley Corp.                                    23,995          882,296
National City Corp.                                        64,958        2,252,094
North Fork Bancorp., Inc.                                  16,031          595,071
PNC Financial Services Group, Inc. (The)                   29,609        1,572,238
Regions Financial Corp.                                    23,743          824,119
SouthTrust Corp.                                           35,579        1,105,795
SunTrust Banks, Inc.                                       30,059        2,045,515
Synovus Financial Corp.                                    32,260          770,046
U.S. Bancorp                                              204,976        5,255,585
Union Planters Corp.                                       20,181          561,032
Wachovia Corp.                                            140,367        6,421,790
Wells Fargo & Co.                                         180,680       10,201,193
Zions Bancorp                                               9,593          542,196
                                                                    --------------
                                                                        67,876,245
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Allied Waste Industries, Inc. (a)                          34,207          430,666
Apollo Group, Inc. Class A (a)                             18,820        1,710,362
Avery Dennison Corp.                                       11,873          762,603
Cendant Corp.                                             107,467        2,544,819
Cintas Corp.                                               18,192          817,912
Deluxe Corp.                                                5,830          240,837
Donnelley (R.R.) & Sons Co.                                22,837          671,864
Equifax, Inc.                                              15,209          372,773
H&R Block, Inc.                                            19,182          865,300
Monster Worldwide, Inc. (a)                                11,987          306,987
Pitney Bowes, Inc.                                         24,946        1,091,387
Robert Half International, Inc.                            18,245          497,541
Waste Management, Inc.                                     61,654        1,750,974
                                                                    --------------
                                                                        12,064,025
                                                                    --------------
COMMUNICATIONS EQUIPMENT (2.8%)
ADC Telecommunications, Inc. (a)                           86,090          215,225
Andrew Corp. (a)                                           17,185          291,286
Avaya, Inc. (a)                                            45,329          620,101
CIENA Corp. (a)                                            50,600          209,484
Cisco Systems, Inc. (a)                                   732,860       15,294,788
Comverse Technology, Inc. (a)                              20,249          331,274
Corning, Inc. (a)                                         145,751        1,607,633
JDS Uniphase Corp. (a)                                    153,553          466,801
Lucent Technologies, Inc. (a)                             454,886        1,532,966
Motorola, Inc.                                            249,964        4,561,843
QLogic Corp. (a)                                           10,012          270,224
QUALCOMM, Inc.                                             85,997        5,371,372


                                                           SHARES            VALUE
COMMUNICATIONS EQUIPMENT (CONTINUED)
Scientific-Atlanta, Inc.                                   16,013   $      518,661
Tellabs, Inc. (a)                                          44,260          386,390
                                                                    --------------
                                                                        31,678,048
                                                                    --------------
COMPUTERS & PERIPHERALS (3.4%)
Apple Computer, Inc. (a)                                   38,723          996,343
Dell, Inc. (a)                                            273,397        9,489,610
EMC Corp. (a)                                             258,310        2,882,740
Gateway, Inc. (a)                                          39,954          192,578
Hewlett-Packard Co.                                       325,599        6,414,300
International Business Machines Corp.                     181,206       15,976,933
Lexmark International, Inc. (a)                            13,653        1,235,050
NCR Corp. (a)                                              10,224          456,911
Network Appliance, Inc. (a)                                36,471          679,090
Silicon Graphics, Inc. (a)                                     35               67
Sun Microsystems, Inc. (a)                                345,873        1,348,905
                                                                    --------------
                                                                        39,672,527
                                                                    --------------
CONSTRUCTION & ENGINEERING (0.0%) (B)
Fluor Corp.                                                 8,568          326,955
                                                                    --------------

CONSTRUCTION MATERIALS (0.0%) (B)
Vulcan Materials Co.                                       10,899          503,970
                                                                    --------------

CONSUMER FINANCE (1.2%)
American Express Co.                                      137,157        6,713,835
Capital One Financial Corp.                                24,635        1,614,332
MBNA Corp.                                                136,677        3,332,185
Providian Financial Corp. (a)                              31,073          376,915
SLM Corp.                                                  48,210        1,846,925
                                                                    --------------
                                                                        13,884,192
                                                                    --------------
CONTAINERS & PACKAGING (0.2%)
Ball Corp.                                                  6,053          399,498
Bemis Co., Inc.                                            11,318          305,699
Pactiv Corp. (a)                                           16,976          389,599
Sealed Air Corp. (a)                                        9,008          442,113
Temple-Inland, Inc.                                         5,789          357,586
                                                                    --------------
                                                                         1,894,495
                                                                    --------------
DISTRIBUTORS (0.1%)
Genuine Parts Co.                                          18,810          673,398
                                                                    --------------

DIVERSIFIED FINANCIAL SERVICES (2.5%)
*Citigroup, Inc.                                          549,259       26,413,865
Moody's Corp.                                              15,919        1,026,935
Principal Financial Group, Inc.                            34,548        1,219,544
                                                                    --------------
                                                                        28,660,344
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
ALLTEL Corp.                                               33,323        1,677,480
AT&T Corp.                                                 84,395        1,447,374
BellSouth Corp.                                           195,170        5,037,338
CenturyTel, Inc.                                           15,283          441,373
Citizens Communications Co. (a)                            30,265          394,655

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES            VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
Qwest Communications International, Inc. (a)             189,067   $      760,049
SBC Communications, Inc.                                  353,219        8,795,153
Sprint Corp. (FON Group)                                  151,629        2,712,643
Verizon Communications, Inc.                              294,447       11,112,430
                                                                    --------------
                                                                        32,378,495
                                                                    --------------
ELECTRIC UTILITIES (2.0%)
Allegheny Energy, Inc. (a)                                 13,470          185,616
Ameren Corp.                                               19,387          847,600
American Electric Power Co., Inc.                          42,232        1,285,542
CenterPoint Energy, Inc.                                   32,670          352,509
Cinergy Corp.                                              19,020          721,619
CMS Energy Corp. (a)                                       15,597          129,611
Consolidated Edison, Inc.                                  23,980          988,216
Dominion Resources, Inc.                                   34,544        2,204,253
DTE Energy Co.                                             17,971          701,228
Edison International                                       34,897          816,590
Entergy Corp.                                              24,263        1,324,760
Exelon Corp.                                               35,115        2,350,598
FirstEnergy Corp.                                          34,845        1,362,439
FPL Group, Inc.                                            19,601        1,247,016
PG&E Corp. (a)                                             44,439        1,222,961
Pinnacle West Capital Corp.                                 9,732          380,132
PPL Corp.                                                  19,137          820,020
Progress Energy, Inc.                                      25,851        1,105,647
Public Service Enterprise Group, Inc.                      25,102        1,076,876
Southern Co. (The)                                         77,593        2,231,575
TECO Energy, Inc.                                          20,137          256,344
TXU Corp.                                                  34,563        1,179,981
Xcel Energy, Inc.                                          42,767          715,492
                                                                    --------------
                                                                        23,506,625
                                                                    --------------
ELECTRICAL EQUIPMENT (0.4%)
American Power Conversion Corp.                            21,039          392,588
Cooper Industries, Ltd. Class A                             9,844          540,534
Emerson Electric Co.                                       45,029        2,711,646
Power-One, Inc. (a)                                         8,592           73,891
Rockwell Automation, Inc.                                  19,884          650,008
Thomas & Betts Corp. (a)                                    6,251          150,274
                                                                    --------------
                                                                         4,518,941
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Agilent Technologies, Inc. (a)                             50,817        1,372,567
Jabil Circuit, Inc. (a)                                    21,284          561,685
Molex, Inc.                                                20,546          611,860
PerkinElmer, Inc.                                          13,526          260,376
Sanmina-SCI Corp. (a)                                      54,693          548,024
Solectron Corp. (a)                                        88,730          434,777
Symbol Technologies, Inc.                                  24,721          296,652
Tektronix, Inc.                                             9,084          268,886


                                                           SHARES            VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
Thermo Electron Corp. (a)                                  17,585   $      513,482
Waters Corp. (a)                                           13,282          573,118
                                                                    --------------
                                                                         5,441,427
                                                                    --------------
ENERGY EQUIPMENT & SERVICES (0.8%)
Baker Hughes, Inc.                                         35,824        1,314,024
BJ Services Co. (a)                                        16,887          751,471
Halliburton Co.                                            46,807        1,394,849
Nabors Industries, Ltd. (a)                                15,570          690,685
Noble Corp. (a)                                            14,328          532,428
Rowan Cos., Inc. (a)                                       10,105          225,342
Schlumberger Ltd.                                          62,837        3,677,850
Transocean, Inc. (a)                                       34,284          952,067
                                                                    --------------
                                                                         9,538,716
                                                                    --------------
FOOD & STAPLES RETAILING (3.5%)
Albertson's, Inc.                                          39,421          920,875
Costco Wholesale Corp.                                     48,981        1,834,338
CVS Corp.                                                  42,196        1,630,031
Kroger Co. (The) (a)                                       80,396        1,406,930
Safeway, Inc. (a)                                          47,263        1,084,686
SUPERVALU, Inc.                                            14,298          440,235
Sysco Corp.                                                68,894        2,635,196
Walgreen Co.                                              109,696        3,782,318
*Wal-Mart Stores, Inc.                                    461,479       26,304,303
Winn-Dixie Stores, Inc.                                    15,093          115,009
                                                                    --------------
                                                                        40,153,921
                                                                    --------------
FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland Co.                                 69,196        1,215,082
Campbell Soup Co.                                          44,021        1,216,300
ConAgra Foods, Inc.                                        57,616        1,664,526
General Mills, Inc.                                        39,688        1,934,790
H.J. Heinz Co.                                             37,677        1,438,885
Hershey Foods Corp.                                        13,909        1,236,371
Kellogg Co.                                                43,994        1,887,342
McCormick & Co., Inc.                                      14,910          509,326
Sara Lee Corp.                                             84,555        1,951,529
Wm. Wrigley Jr. Co.                                        24,100        1,486,970
                                                                    --------------
                                                                        14,541,121
                                                                    --------------
GAS UTILITIES (0.3%)
KeySpan Corp.                                              16,829          608,368
Kinder Morgan, Inc.                                        13,117          789,775
Nicor, Inc.                                                 4,708          160,025
NiSource, Inc.                                             28,254          569,599
Peoples Energy Corp.                                        3,910          163,438
Sempra Energy                                              23,931          759,809
                                                                    --------------
                                                                         3,051,014
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Applera Corp. Applied Biosystems Group                     22,410          416,154
Bausch & Lomb, Inc.                                         5,703          358,319
Baxter International, Inc.                                 65,179        2,062,915
Becton, Dickinson & Co.                                    27,274        1,378,701
Biomet, Inc.                                               27,418        1,083,011
Boston Scientific Corp. (a)                                87,502        3,604,207

 66   MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES            VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
C.R. Bard, Inc.                                            5,517   $      586,292
Guidant Corp.                                              33,283        2,097,162
Medtronic, Inc.                                           129,501        6,534,620
Millipore Corp. (a)                                         5,215          273,422
St. Jude Medical, Inc. (a)                                 18,260        1,392,508
Stryker Corp.                                              21,363        2,113,442
Zimmer Holdings, Inc. (a)                                  25,828        2,062,366
                                                                    --------------
                                                                        23,963,119
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES (2.0%)
Aetna, Inc.                                                16,431        1,359,665
AmerisourceBergen Corp.                                    11,924          690,280
Anthem, Inc. (a)                                           14,807        1,311,604
Cardinal Health, Inc.                                      46,487        3,405,173
Caremark Rx, Inc. (a)                                      47,600        1,611,260
CIGNA Corp.                                                14,969          965,650
Express Scripts, Inc. (a)                                   8,341          645,093
HCA, Inc.                                                  52,929        2,150,505
Health Management Associates, Inc.                         25,617          592,521
Humana, Inc. (a)                                           17,379          283,104
IMS Health, Inc.                                           25,462          642,916
Manor Care, Inc.                                            9,667          313,598
McKesson Corp.                                             31,194        1,025,035
Medco Health Solutions, Inc. (a)                           28,977        1,025,786
Quest Diagnostics, Inc.                                    11,281          951,552
Tenet Healthcare Corp. (a)                                 49,788          585,507
UnitedHealth Group, Inc.                                   66,869        4,111,106
WellPoint Health Networks, Inc. (a)                        16,557        1,849,251
                                                                    --------------
                                                                        23,519,606
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE (1.3%)
Carnival Corp.                                             67,395        2,875,745
Darden Restaurants, Inc.                                   17,590          398,589
Harrah's Entertainment, Inc.                               11,828          629,013
Hilton Hotels Corp.                                        40,445          707,390
International Game Technology                              36,972        1,395,323
Marriott International, Inc. Class A                       24,723        1,165,937
McDonald's Corp.                                          134,790        3,670,332
Starbucks Corp. (a)                                        42,324        1,644,711
Starwood Hotels & Resorts Worldwide, Inc.                  21,553          857,594
Wendy's International, Inc.                                12,325          480,675
Yum! Brands, Inc. (a)                                      31,175        1,209,278
                                                                    --------------
                                                                        15,034,587
                                                                    --------------
HOUSEHOLD DURABLES (0.5%)
American Greetings Corp. Class A (a)                        7,085          145,243
Black & Decker Corp. (The)                                  8,343          482,642
Centex Corp.                                               13,260          635,817


                                                           SHARES            VALUE
HOUSEHOLD DURABLES (CONTINUED)
Fortune Brands, Inc.                                       15,549   $    1,185,611
KB HOME                                                     5,120          352,922
Leggett & Platt, Inc.                                      20,688          467,549
Maytag Corp.                                                8,410          234,639
Newell Rubbermaid, Inc.                                    29,598          699,697
Pulte Homes, Inc.                                          13,233          650,667
Snap-on, Inc.                                               6,236          210,652
Stanley Works (The)                                         9,085          386,202
Whirlpool Corp.                                             7,366          482,547
                                                                    --------------
                                                                         5,934,188
                                                                    --------------
HOUSEHOLD PRODUCTS (2.0%)
Clorox Co. (The)                                           22,535        1,166,862
Colgate-Palmolive Co.                                      56,923        3,294,703
Kimberly-Clark Corp.                                       53,548        3,504,717
Procter & Gamble Co. (The)                                138,025       14,596,144
                                                                    --------------
                                                                        22,562,426
                                                                    --------------
INDUSTRIAL CONGLOMERATES (4.0%)
3M Co.                                                     83,520        7,222,810
*General Electric Co. (c)                               1,087,536       32,571,703
Textron, Inc.                                              14,613          806,345
Tyco International Ltd.                                   213,762        5,867,767
                                                                    --------------
                                                                        46,468,625
                                                                    --------------
INSURANCE (4.5%)
ACE, Ltd.                                                  29,501        1,293,324
AFLAC, Inc.                                                54,730        2,311,248
Allstate Corp. (The)                                       75,255        3,454,205
Ambac Financial Group, Inc.                                11,395          786,255
*American International Group, Inc.                       278,205       19,933,388
Aon Corp.                                                  33,422          870,977
Chubb Corp. (The)                                          20,068        1,384,692
Cincinnati Financial Corp.                                 18,220          746,821
Hartford Financial Services Group, Inc. (The)              31,073        1,897,939
Jefferson-Pilot Corp.                                      15,072          747,421
Lincoln National Corp.                                     19,020          853,618
Loews Corp.                                                19,799        1,148,540
Marsh & McLennan Cos., Inc.                                56,991        2,570,294
MBIA, Inc.                                                 15,487          912,029
MetLife, Inc.                                              80,771        2,786,599
Progressive Corp. (The)                                    23,305        2,039,654
Prudential Financial, Inc.                                 57,634        2,532,438
SAFECO Corp.                                               14,862          650,807
St. Paul Travelers Cos., Inc. (The)                        71,107        2,891,922
Torchmark Corp.                                            12,075          628,383
UnumProvident Corp.                                        30,962          481,459
XL Capital Ltd. Class A                                    14,607        1,115,244
                                                                    --------------
                                                                        52,037,257
                                                                    --------------
INTERNET & CATALOG RETAIL (0.5%)
eBay, Inc. (a)                                             68,997        5,507,341
                                                                    --------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES            VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (0.3%)
Yahoo!, Inc. (a)                                           71,034   $    3,584,376
                                                                    --------------

IT SERVICES (1.2%)
Affiliated Computer Services, Inc. Class A (a)             14,500          703,250
Automatic Data Processing, Inc.                            62,522        2,739,089
Computer Sciences Corp. (a)                                20,107          822,578
Convergys Corp. (a)                                        15,711          228,124
Electronic Data Systems Corp.                              51,118          934,948
First Data Corp.                                           94,747        4,300,566
Fiserv, Inc. (a)                                           20,731          757,925
Paychex, Inc.                                              40,265        1,501,079
Sabre Holdings Corp.                                       15,269          360,196
SunGard Data Systems, Inc. (a)                             30,411          792,815
Unisys Corp. (a)                                           35,178          458,369
                                                                    --------------
                                                                        13,598,939
                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick Corp.                                             9,643          396,424
Eastman Kodak Co.                                          30,676          791,134
Hasbro, Inc.                                               18,616          351,656
Mattel, Inc.                                               46,809          793,881
                                                                    --------------
                                                                         2,333,095
                                                                    --------------
MACHINERY (1.4%)
Caterpillar, Inc.                                          37,039        2,879,041
Crane Co.                                                   6,385          196,722
Cummins, Inc.                                               4,396          262,925
Danaher Corp.                                              16,371        1,514,645
Deere & Co.                                                26,018        1,770,265
Dover Corp.                                                21,726          869,692
Eaton Corp.                                                16,174          960,412
Illinois Tool Works, Inc.                                  32,936        2,839,413
Ingersoll-Rand Co. Class A                                 18,831        1,215,541
ITT Industries, Inc.                                        9,815          778,231
Navistar International Corp. (a)                            7,268          328,150
PACCAR, Inc.                                               18,669        1,054,052
Pall Corp.                                                 13,207          314,062
Parker-Hannifin Corp.                                      12,602          696,765
                                                                    --------------
                                                                        15,679,916
                                                                    --------------
MEDIA (3.6%)
Clear Channel Communications, Inc.                         65,835        2,731,494
Comcast Corp. Class A (a)                                 239,984        7,223,519
Dow Jones & Co., Inc.                                       8,750          403,288
Gannett Co., Inc.                                          28,824        2,498,464
Interpublic Group of Cos., Inc. (The) (a)                  44,325          695,459
Knight-Ridder, Inc.                                         8,585          664,822
McGraw-Hill Cos., Inc. (The)                               20,433        1,611,346
Meredith Corp.                                              5,310          270,491


                                                           SHARES            VALUE
MEDIA (CONTINUED)
New York Times Co. (The) Class A                           16,194   $      741,847
Omnicom Group, Inc.                                        20,379        1,620,334
Time Warner, Inc. (a)                                     486,190        8,177,716
Tribune Co.                                                35,237        1,687,148
Univision Communications, Inc. Class A (a)                 34,466        1,166,674
Viacom, Inc. Class B                                      186,507        7,208,496
Walt Disney Co. (The)                                     218,790        5,038,734
                                                                    --------------
                                                                        41,739,832
                                                                    --------------
METALS & MINING (0.6%)
Alcoa, Inc.                                                92,818        2,854,153
Allegheny Technologies, Inc.                                8,627           88,168
Freeport-McMoRan Copper & Gold, Inc. Class B               18,315          558,607
Newmont Mining Corp.                                       46,252        1,729,825
Nucor Corp.                                                 8,332          494,921
Phelps Dodge Corp. (a)                                      9,990          657,642
United States Steel Corp.                                  12,095          346,280
Worthington Industries, Inc.                                9,225          166,511
                                                                    --------------
                                                                         6,896,107
                                                                    --------------
MULTILINE RETAIL (1.0%)
Big Lots, Inc. (a)                                         12,421          175,881
Dillard's, Inc. Class A                                     9,019          151,790
Dollar General Corp.                                       35,831          672,190
Family Dollar Stores, Inc.                                 18,387          590,958
Federated Department Stores, Inc.                          19,276          944,524
J.C. Penney Co., Inc. Holding Co.                          28,852          976,929
Kohl's Corp. (a)                                           36,392        1,520,822
May Department Stores Co. (The)                            30,970          953,876
Nordstrom, Inc.                                            14,594          519,984
Sears, Roebuck and Co.                                     23,779          952,349
Target Corp.                                               97,430        4,225,539
                                                                    --------------
                                                                        11,684,842
                                                                    --------------
MULTI-UTILITIES & UNREGULATED POWER (0.4%)
AES Corp. (The) (a)                                        66,034          572,515
Calpine Corp. (a)                                          40,882          177,428
Constellation Energy Group, Inc.                           17,719          681,827
Duke Energy Corp.                                          96,766        2,037,892
Dynegy, Inc. Class A (a)                                   39,935          158,143
El Paso Corp.                                              68,428          479,680
Williams Cos., Inc. (The)                                  55,448          571,114
                                                                    --------------
                                                                         4,678,599
                                                                    --------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp. (a)                                            84,621        1,136,460
                                                                    --------------

OIL & GAS (5.1%)
Amerada Hess Corp.                                          9,531          677,940
Anadarko Petroleum Corp.                                   26,619        1,426,246

 68   MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES            VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------
OIL & GAS (CONTINUED)
Apache Corp.                                              34,781   $    1,456,281
Ashland, Inc.                                               7,251          347,323
Burlington Resources, Inc.                                 21,169        1,424,039
ChevronTexaco Corp.                                       114,140       10,443,810
ConocoPhillips                                             73,098        5,211,887
Devon Energy Corp.                                         24,977        1,528,592
EOG Resources, Inc.                                        12,346          608,041
*ExxonMobil Corp.                                         699,311       29,755,683
Kerr-McGee Corp.                                           10,808          528,835
Marathon Oil Corp.                                         36,288        1,217,825
Occidental Petroleum Corp.                                 41,008        1,935,578
Sunoco, Inc.                                                8,226          517,415
Unocal Corp.                                               27,691          997,984
Valero Energy Corp.                                         7,100          452,696
                                                                    --------------
                                                                        58,530,175
                                                                    --------------
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp.                                         9,157          308,866
Georgia-Pacific Corp.                                      26,916          944,752
International Paper Co.                                    51,377        2,071,521
Louisiana-Pacific Corp.                                    11,186          263,878
MeadWestvaco Corp.                                         21,463          561,257
Weyerhaeuser Co.                                           23,793        1,408,545
                                                                    --------------
                                                                         5,558,819
                                                                    --------------
PERSONAL PRODUCTS (0.6%)
Alberto-Culver Co.                                          9,448          445,568
Avon Products, Inc.                                        25,170        2,114,280
Gillette Co. (The)                                        107,501        4,398,941
                                                                    --------------
                                                                         6,958,789
                                                                    --------------
PHARMACEUTICALS (8.0%)
Abbott Laboratories                                       166,737        7,339,763
Allergan, Inc.                                             13,848        1,219,316
Bristol-Myers Squibb Co.                                  207,340        5,204,234
Forest Laboratories, Inc. (a)                              39,409        2,541,092
*Johnson & Johnson                                        316,459       17,098,280
King Pharmaceuticals, Inc. (a)                             25,794          444,947
Lilly (Eli) & Co.                                         120,117        8,865,836
Merck & Co., Inc.                                         237,515       11,163,205
Mylan Laboratories, Inc.                                   28,600          655,226
*Pfizer, Inc.                                             813,143       29,077,994
Schering-Plough Corp.                                     157,269        2,631,110
Watson Pharmaceuticals, Inc. (a)                           11,443          407,485
Wyeth                                                     142,441        5,422,729
                                                                    --------------
                                                                        92,071,217
                                                                    --------------
REAL ESTATE (0.4%)
Apartment Investment & Management Co. Class A               9,989          281,390
Equity Office Properties Trust                             42,712        1,075,061
Equity Residential                                         29,093          798,894
Plum Creek Timber Co., Inc.                                19,805          585,436


                                                           SHARES            VALUE
REAL ESTATE (CONTINUED)
ProLogis                                                   19,198   $      564,805
Simon Property Group, Inc.                                 21,795        1,050,737
                                                                    --------------
                                                                         4,356,323
                                                                    --------------
ROAD & RAIL (0.4%)
Burlington Northern Santa Fe Corp.                         39,871        1,303,782
CSX Corp.                                                  22,918          704,958
Norfolk Southern Corp.                                     41,754          994,580
Union Pacific Corp.                                        27,595        1,626,173
                                                                    --------------
                                                                         4,629,493
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Advanced Micro Devices, Inc. (a)                           36,943          525,329
Altera Corp. (a)                                           40,968          819,770
Analog Devices, Inc.                                       39,875        1,698,675
Applied Materials, Inc. (a)                               179,558        3,273,342
Applied Micro Circuits Corp. (a)                           32,588          143,713
Broadcom Corp. Class A (a)                                 31,888        1,204,091
*Intel Corp.                                              691,450       17,791,009
KLA-Tencor Corp. (a)                                       20,768          865,403
Linear Technology Corp.                                    33,483        1,192,999
LSI Logic Corp. (a)                                        40,359          300,271
Maxim Integrated Products, Inc.                            35,095        1,614,019
Micron Technology, Inc. (a)                                65,301          889,400
National Semiconductor Corp. (a)                           18,970          773,786
Novellus Systems, Inc. (a)                                 16,059          465,069
NVIDIA Corp. (a)                                           16,951          348,174
PMC-Sierra, Inc. (a)                                       18,043          219,222
Teradyne, Inc. (a)                                         20,253          412,756
Texas Instruments, Inc.                                   185,164        4,647,616
Xilinx, Inc.                                               36,265        1,219,592
                                                                    --------------
                                                                        38,404,236
                                                                    --------------
SOFTWARE (4.1%)
Adobe Systems, Inc.                                        25,469        1,052,888
Autodesk, Inc.                                             11,990          401,665
BMC Software, Inc. (a)                                     24,933          431,341
Citrix Systems, Inc. (a)                                   17,472          332,842
Computer Associates International, Inc.                    62,187        1,667,233
Compuware Corp. (a)                                        40,609          310,659
Electronic Arts, Inc. (a)                                  31,611        1,600,149
Intuit, Inc. (a)                                           21,227          901,511
Mercury Interactive Corp. (a)                               9,200          391,460
*Microsoft Corp. (c)                                    1,151,049       29,892,743
Novell, Inc. (a)                                           41,699          401,978
Oracle Corp. (a)                                          558,071        6,261,557
Parametric Technology Corp. (a)                            28,220          129,248
PeopleSoft, Inc. (a)                                       38,900          656,632
Siebel Systems, Inc. (a)                                   52,184          536,451

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES            VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------
SOFTWARE (CONTINUED)
Symantec Corp. (a)                                         33,207   $    1,495,975
VERITAS Software Corp. (a)                                 45,529        1,214,258
                                                                    --------------
                                                                        47,678,590
                                                                    --------------
SPECIALTY RETAIL (2.3%)
AutoNation, Inc. (a)                                       29,380          500,048
AutoZone, Inc. (a)                                          9,359          819,568
Bed Bath & Beyond, Inc. (a)                                31,549        1,171,099
Best Buy Co., Inc.                                         34,518        1,872,601
Circuit City Stores, Inc.                                  22,252          259,903
Gap, Inc. (The)                                            95,559        2,103,254
Home Depot, Inc. (The)                                    243,237        8,559,510
Limited Brands                                             49,667        1,025,127
Lowe's Cos., Inc.                                          84,009        4,373,508
Office Depot, Inc. (a)                                     33,105          579,669
RadioShack Corp.                                           18,022          554,357
Sherwin-Williams Co. (The)                                 15,725          598,336
Staples, Inc.                                              52,335        1,348,150
Tiffany & Co.                                              15,515          605,085
TJX Cos., Inc. (The)                                       54,550        1,340,293
Toys "R" Us, Inc. (a)                                      22,869          353,326
                                                                    --------------
                                                                        26,063,834
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Jones Apparel Group, Inc.                                  13,702          501,493
Liz Claiborne, Inc.                                        11,505          403,825
NIKE, Inc. Class B                                         28,367        2,041,006
Reebok International Ltd.                                   6,392          232,541
V.F. Corp.                                                 11,568          533,979
                                                                    --------------
                                                                         3,712,844
                                                                    --------------
THRIFTS & MORTGAGE FINANCE (1.7%)
Countrywide Financial Corp.                                29,277        1,736,126
Fannie Mae                                                103,575        7,117,674
Freddie Mac                                                73,390        4,285,976
Golden West Financial Corp.                                16,302        1,713,503
MGIC Investment Corp.                                      10,572          778,311
Washington Mutual, Inc.                                    96,040        3,783,015
                                                                    --------------
                                                                        19,414,605
                                                                    --------------
TOBACCO (1.2%)
Altria Group, Inc.                                        218,561       12,103,908
R.J. Reynolds Tobacco Holdings, Inc.                        9,098          589,278
UST, Inc.                                                  17,987          669,296
                                                                    --------------
                                                                        13,362,482
                                                                    --------------


                                                           SHARES            VALUE
TRADING COMPANIES & DISTRIBUTORS (0.0%) (B)
Grainger (W.W.), Inc.                                       9,778   $      512,367
                                                                    --------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
AT&T Wireless Services, Inc. (a)                          290,941        4,017,895
Nextel Communications, Inc. Class A (a)                   117,447        2,802,286
                                                                    --------------
                                                                         6,820,181
                                                                    --------------
Total Common Stocks (Cost $1,052,160,038)                            1,098,833,454(d)
                                                                    --------------
                                                        PRINCIPAL
                                                           AMOUNT            VALUE
SHORT-TERM INVESTMENTS (4.4%)
----------------------------------------------------------------------------------
COMMERCIAL PAPER (3.2%)
7-Eleven, Inc.
  1.02%, due 6/15/04                                $   8,200,000        8,189,542
  1.03%, due 5/28/04                                    3,235,000        3,232,500
American Honda Finance Corp.
  1.00%, due 5/5/04                                     1,600,000        1,599,822
  1.00%, due 5/11/04                                    9,800,000        9,797,274
  1.01%, due 5/5/04                                       600,000          599,933
  1.01%, due 5/11/04                                      900,000          899,747
Dealers Capital Access Trust
  1.06%, due 6/4/04                                     4,200,000        4,195,792
HBOS Treasury Services PLC
  1.04%, due 5/27/04                                    1,400,000        1,398,953
Hitachi Credit America Corp.
  1.01%, due 5/13/04                                    2,200,000        2,199,259
International Lease Finance Corp.
  1.03%, due 5/25/04                                      700,000          699,519
Toyota Credit Puerto Rico
  1.03%, due 5/25/04                                      500,000          499,657
Yorkshire Building Society
  1.03%, due 5/26/04                                    2,200,000        2,198,425
  1.04%, due 5/26/04                                    1,700,000        1,698,777
                                                                    --------------
Total Commercial Paper (Cost $37,209,200)                               37,209,200
                                                                    --------------

 70   MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                        PRINCIPAL
                                                           AMOUNT            VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------
U.S. GOVERNMENT (1.2%)
United States Treasury Bills
  0.89%, due 7/15/04 (c)                            $   2,900,000   $    2,894,473
  0.91%, due 7/8/04 (c)                                10,900,000       10,881,274
                                                                    --------------
Total U.S. Government (Cost $13,775,853)                                13,775,747
                                                                    --------------
Total Short-Term Investments (Cost $50,985,053)                         50,984,947
                                                                    --------------
Total Investments (Cost $1,103,145,091) (e)                  99.9%   1,149,818,401(f)
Cash and Other Assets, Less Liabilities                       0.1          317,701
                                                              ------ -------------
Net Assets                                                  100.0%  $1,150,136,102
                                                           ======   ==============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                        CONTRACTS      UNREALIZED
                                                             LONG   DEPRECIATION (G)
FUTURES CONTRACTS (-0.1%)
------------------------------------------------------------------------------------
Standard & Poor's 500 Index June 2004                         188    $   (1,507,228)
  Mini June 2004                                               17            (4,392)
                                                                     --------------
Total Futures Contracts (Settlement Value
  $52,926,885) (d)                                                   $   (1,511,620)
                                                                     ==============

(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c) Segregated or designated as collateral for futures contracts.
(d) The combined market value of common stocks and settle-ment value of Standard & Poor's 500 Index futures contracts represents 100.1% of net assets.
(e) The cost for federal income tax purposes is $1,107,133,096.
(f)  At April 30, 2004 net unrealized appreciation was
     $42,685,305, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $158,103,779 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $115,418,474.
(g) Represents the difference between the value of the con-tracts at the time they were opened and the value at April 30, 2004.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $1,103,145,091)            $1,149,818,401
Cash                                                   7,913
Receivables:
  Fund shares sold                                 2,257,769
  Dividends                                        1,391,692
Other assets                                          20,492
                                              --------------
    Total assets                               1,153,496,267
                                              --------------
LIABILITIES:
Payables:
  Investment securities purchased                    976,000
  Fund shares redeemed                               852,654
  Variation margin on futures contracts              771,667
  Transfer agent                                     338,791
  Manager                                            192,997
  Professional                                        82,049
  NYLIFE Distributors                                 49,558
  Shareholder communication                           48,951
  Custodian                                           27,369
  Directors                                            5,691
Accrued expenses                                      14,438
                                              --------------
    Total liabilities                              3,360,165
                                              --------------
Net assets                                    $1,150,136,102
                                              ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.001 per share)
  500 million shares authorized
  Class A                                     $        9,341
  Class I                                             35,609
Additional paid-in capital                     1,137,528,987
Accumulated undistributed net investment
  income                                           4,519,580
Accumulated net realized loss on investments
  and futures contracts                          (37,119,105)
Net unrealized appreciation on investments
  and futures contracts                           45,161,690
                                              --------------
Net assets                                    $1,150,136,102
                                              ==============
CLASS A
Net assets applicable to outstanding shares   $  237,650,869
                                              ==============
Shares of capital stock outstanding                9,341,438
                                              ==============
Net asset value per share outstanding         $        25.44
Maximum sales charge (3.00% of offering
  price)                                                0.79
                                              --------------
Maximum offering price per share outstanding  $        26.23
                                              ==============
CLASS I
Net assets applicable to outstanding shares   $  912,485,233
                                              ==============
Shares of capital stock outstanding               35,609,025
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        25.63
                                              ==============

 72   MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                      $ 8,602,554
  Interest                                           392,402
                                                 -----------
    Total income                                   8,994,956
                                                 -----------
EXPENSES:
  Manager                                          2,753,945
  Transfer agent                                     192,002
  Service -- Class A                                 185,699
  Service -- Service Class                            93,676
  Professional                                       122,121
  Custodian                                           66,086
  Shareholder communication                           62,008
  Directors                                           36,081
  Registration                                        13,738
  Miscellaneous                                       28,682
                                                 -----------
    Total expenses before reimbursement            3,554,038
  Expense reimbursement from Manager              (1,622,296)
                                                 -----------
    Net expenses                                   1,931,742
                                                 -----------
Net investment income                              7,063,214
                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
  Security transactions                           (2,679,335)
  Futures transactions                             7,890,356
                                                 -----------
Net realized gain on investments                   5,211,021
                                                 -----------
Net change in unrealized appreciation
  (depreciation) on investments:
  Security transactions                           49,967,663
  Futures transactions                            (2,252,296)
                                                 -----------
Net unrealized gain on investments                47,715,367
                                                 -----------
Net realized and unrealized gain on investments   52,926,388
                                                 -----------
Net increase in net assets resulting from
  operations                                     $59,989,602
                                                 ===========

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                               2004            2003
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $    7,063,214   $  10,878,788
 Net realized gain on investments
  and futures contracts                   5,211,021       2,197,918
 Net change in unrealized
  appreciation (depreciation) on
  investments and
  futures contracts                      47,715,367     138,389,476
                                     ------------------------------
 Net increase in net assets
  resulting from operations              59,989,602     151,466,182
                                     ------------------------------

Dividends to shareholders:
 From net investment income:
   Class I                               (9,637,543)     (7,726,950)
   Service Class                         (2,029,294)     (1,659,778)
                                     ------------------------------
 Total dividends to shareholders        (11,666,837)     (9,386,728)
                                     ------------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                              270,105,432              --
   Class I                              191,904,616     293,140,422
   Service Class                         16,110,983     105,806,918
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends:
   Class I                                9,634,831       7,719,756
   Service Class                          2,029,015       1,659,778
                                     ------------------------------
                                        489,784,877     408,326,874

 Cost of shares redeemed:
   Class A                              (31,820,360)             --
   Class I                             (105,456,500)   (164,877,116)
   Service Class                       (225,114,946)    (66,922,507)
                                     ------------------------------
                                       (362,391,806)   (231,799,623)
                                     ------------------------------
    Increase in net assets derived
     from capital share
     transactions                       127,393,071     176,527,251
                                     ------------------------------
    Net increase in net assets          175,715,836     318,606,705

NET ASSETS:
Beginning of period                     974,420,266     655,813,561
                                     ------------------------------
End of period                        $1,150,136,102   $ 974,420,266
                                     ==============================
Accumulated undistributed net
 investment income at end of period  $    4,519,580   $   9,123,203
                                     ==============================

 74   MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                        CLASS A                                        CLASS I
                                      ------------   ---------------------------------------------------------------------------
                                       JANUARY 1,                                                               JANUARY 1,
                                         2004**      SIX MONTHS                                                    1999
                                        THROUGH        ENDED                                                      THROUGH
                                       APRIL 30,     APRIL 30,               YEAR ENDED OCTOBER 31,             OCTOBER 31,
                                        2004***       2004***       2003       2002       2001        2000         1999*
Net asset value at beginning of
  period                                $  25.46      $  24.43    $  20.57   $  25.84   $  37.38   $    36.99   $    33.39
                                        --------      --------    --------   --------   --------   ----------   ----------
Net investment income                       0.08          0.15        0.32(a)     0.31      0.30(a)       0.37        0.31
Net realized and unrealized gain
  (loss) on investments                    (0.10)         1.34        3.85      (3.86)     (9.06)        1.86         3.60
                                        --------      --------    --------   --------   --------   ----------   ----------
Total from investment operations           (0.02)         1.49        4.17      (3.55)     (8.76)        2.23         3.91
                                        --------      --------    --------   --------   --------   ----------   ----------
Less dividends and distributions:
  From net investment income                  --         (0.29)      (0.31)     (0.32)     (0.36)       (0.38)         --
  From net realized gain on
    investments                               --            --          --      (1.40)     (2.42)       (1.46)       (0.31)
                                        --------      --------    --------   --------   --------   ----------   ----------
  Total dividends and distributions           --         (0.29)      (0.31)     (1.72)     (2.78)       (1.84)       (0.31)
                                        --------      --------    --------   --------   --------   ----------   ----------
Net asset value at end of period        $  25.44      $  25.63    $  24.43   $  20.57   $  25.84   $    37.38   $    36.99
                                        ========      ========    ========   ========   ========   ==========   ==========
Total investment return (b)                (0.08%)        6.12%      20.59%    (15.23%)   (24.90%)       5.98%       11.80%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income                   1.04%+        1.33%+      1.46%      1.31%      1.03%        0.95%        1.06%+
    Net expenses                            0.59%+        0.30%+      0.30%      0.30%      0.30%        0.30%        0.30%+
    Expenses (before reimbursement)         0.88%+        0.59%+      0.61%      0.59%      0.57%        0.54%        0.55%+
Portfolio turnover rate                        1%            1%          3%         4%         5%          11%           7%
Net assets at end of period (in
  000's)                                $237,651      $912,485    $777,843   $527,277   $612,937   $1,503,224   $1,641,591

                                        CLASS I
                                      ------------

                                       YEAR ENDED
                                      DECEMBER 31,
                                          1998
Net asset value at beginning of
  period                               $    27.05
                                       ----------
Net investment income                        0.38
Net realized and unrealized gain
  (loss) on investments                      7.36
                                       ----------
Total from investment operations             7.74
                                       ----------
Less dividends and distributions:
  From net investment income                (0.38)
  From net realized gain on
    investments                             (1.02)
                                       ----------
  Total dividends and distributions         (1.40)
                                       ----------
Net asset value at end of period       $    33.39
                                       ==========
Total investment return (b)                 28.62%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income                    1.29%
    Net expenses                             0.30%
    Expenses (before reimbursement)          0.56%
Portfolio turnover rate                         8%
Net assets at end of period (in
  000's)                               $1,472,263

*    The Fund changed its fiscal year end from December 31 to
     October 31.
**   Commencement of Operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and is not annualized.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY SMALL CAP OPPORTUNITY FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                              SIX     ONE     FIVE    TEN
BENCHMARKS                                                   MONTHS   YEAR   YEARS   YEARS
RUSSELL 2000(R) VALUE INDEX(1)                                9.09%  42.45%  12.92%  12.90%
S&P 500(R) INDEX(2)                                            6.27  22.88   -2.26   11.36
S&P SMALLCAP 600(R) INDEX(3)                                   8.47  39.94   10.92   12.17
LIPPER SMALL CAP VALUE FUNDS INDEX(4)                        10.46   46.70   13.68   12.38
AVERAGE LIPPER SMALL-CAP VALUE FUND(5)                       10.45   42.48   13.58   13.28

 CLASS A SHARES
--------------------------------------------------------------------------------

                         SIX      ONE      FIVE     TEN
TOTAL RETURNS           MONTHS    YEAR    YEARS    YEARS
---------------------------------------------------------
With sales charges      3.83%    37.84%    8.78%   11.72%
Excluding sales          9.87    45.86    10.02    12.35
  charges

                                              (in thousands, with sales charges)

                                 MAINSTAY SMALL
                                 CAP OPPORTUNITY                          LIPPER SM-CAP       RUSSELL 2000        S&P SMALL CAP
                                      FUND            S&P 500 INDEX        VALUE INDEX       VALUE INDEX(1)         600 INDEX
                                 ---------------      -------------       -------------      --------------       -------------
4/30/94                               945.00             1000.00             1000.00             1000.00             1000.00
                                      940.00             1175.00             1061.00             1056.00             1060.00
                                     1185.00             1530.00             1307.00             1333.00             1439.00
                                     1379.00             1914.00             1439.00             1527.00             1493.00
                                     2110.00             2700.00             2044.00             2165.00             2191.00
                                     1879.00             3289.00             1693.00             1833.00             1878.00
                                     1893.00             3622.00             1817.00             1913.00             2262.00
                                     1940.00             3152.00             2208.00             2377.00             2446.00
                                     2342.00             2754.00             2648.00             2911.00             2850.00
                                     2077.00             2388.00             2191.00             2362.00             2253.00
4/30/04                              3029.00             2934.00             3214.00             3365.00             3153.00

      -- MainStay Small Cap   -- S&P SmallCap 600    -- S&P 500 Index
         Opportunity Fund        Index
      -- Lipper Small Cap     -- Russell 2000 Value
         Value Funds Index       Index

 CLASS B SHARES
--------------------------------------------------------------------------------

                          SIX      ONE     FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges       4.42%    39.73%   8.94%   11.32%
Excluding sales charges   9.42    44.73    9.22    11.32

                                              (in thousands, with sales charges)

                                 MAINSTAY SMALL
                                 CAP OPPORTUNITY                          LIPPER SM-CAP       RUSSELL 2000        S&P SMALL CAP
                                      FUND            S&P 500 INDEX        VALUE INDEX       VALUE INDEX(1)         600 INDEX
                                 ---------------      -------------       -------------      --------------       -------------
4/30/94                              1000.00             1000.00             1000.00             1000.00             1000.00
                                      986.00             1175.00             1061.00             1056.00             1060.00
                                     1231.00             1530.00             1307.00             1333.00             1439.00
                                     1413.00             1914.00             1439.00             1527.00             1493.00
                                     2134.00             2700.00             2044.00             2165.00             2191.00
                                     1879.00             3289.00             1693.00             1833.00             1878.00
                                     1880.00             3622.00             1817.00             1913.00             2262.00
                                     1912.00             3152.00             2208.00             2377.00             2446.00
                                     2290.00             2754.00             2648.00             2911.00             2850.00
                                     2019.00             2388.00             2191.00             2362.00             2253.00
4/30/04                              2921.00             2934.00             3214.00             3365.00             3153.00

      -- MainStay Small Cap   -- S&P SmallCap 600    -- S&P 500 Index
         Opportunity Fund        Index
      -- Lipper Small Cap     -- Russell 2000 Value
         Value Funds Index       Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for Class A and B shares, first offered 1/1/04, includes the historical performance of Class I shares from inception (1/12/87) through 12/31/03 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for such shares. Prior to 1/1/04, the Fund offered Class L shares, which were subject to a 1% sales charge and a 1% CDSC on redemptions within one year of purchase. Performance for Class L shares, first offered 12/30/02, includes the historical performance of Class I shares from inception through 12/29/02 adjusted to reflect the applicable sales charge, CDSC, and fees and expenses for such shares. Effective 1/1/04, all outstanding Class L shares of the Fund were converted and/or redesignated Class C shares.

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 76   MainStay Small Cap Opportunity Fund

 CLASS C SHARES
--------------------------------------------------------------------------------

                          SIX      ONE     FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges       8.36%    43.76%   9.23%   11.33%
Excluding sales charges   9.36    44.76    9.23    11.33

                                              (in thousands, with sales charges)

                                 MAINSTAY SMALL
                                 CAP OPPORTUNITY                          LIPPER SM-CAP       RUSSELL 2000        S&P SMALL CAP
                                      FUND            S&P 500 INDEX        VALUE INDEX       VALUE INDEX(1)         600 INDEX
                                 ---------------      -------------       -------------      --------------       -------------
4/30/94                              1000.00             1000.00             1000.00             1000.00             1000.00
                                      985.00             1175.00             1061.00             1056.00             1060.00
                                     1231.00             1530.00             1307.00             1333.00             1439.00
                                     1414.00             1914.00             1439.00             1527.00             1493.00
                                     2134.00             2700.00             2044.00             2165.00             2191.00
                                     1881.00             3289.00             1693.00             1833.00             1878.00
                                     1882.00             3622.00             1817.00             1913.00             2262.00
                                     1914.00             3152.00             2208.00             2377.00             2446.00
                                     2291.00             2754.00             2648.00             2911.00             2850.00
                                     2021.00             2388.00             2191.00             2362.00             2253.00
4/30/04                              2925.00             2934.00             3214.00             3365.00             3153.00

      -- MainStay Small Cap   -- S&P SmallCap 600    -- S&P 500 Index
         Opportunity Fund        Index
      -- Lipper Small Cap     -- Russell 2000 Value
         Value Funds Index       Index

 CLASS I SHARES
--------------------------------------------------------------------------------

                         SIX      ONE      FIVE     TEN
TOTAL RETURNS           MONTHS    YEAR    YEARS    YEARS
---------------------------------------------------------
With sales charges        N/A       N/A      N/A      N/A
Excluding sales         9.86%    46.06%   10.27%   12.65%
  charges

                                              (in thousands, with sales charges)

                                 MAINSTAY SMALL                                                                 LIPPER SMALL CAP
                                 CAP OPPORTUNITY                          RUSSELL 2000        S&P SMALL CAP        VALUE FUNDS
                                      FUND            S&P 500 INDEX        VALUE INDEX          600 INDEX             INDEX
                                 ---------------      -------------       ------------        -------------     ----------------
4/30/94                              1000.00             1000.00             1000.00             1000.00             1000.00
                                      998.00             1175.00             1056.00             1060.00             1061.00
                                     1261.00             1530.00             1333.00             1439.00             1307.00
                                     1473.00             1914.00             1527.00             1493.00             1439.00
                                     2260.00             2700.00             2165.00             2191.00             2044.00
                                     2018.00             3289.00             1833.00             1878.00             1693.00
                                     2039.00             3622.00             1913.00             2262.00             1817.00
                                     2095.00             3152.00             2377.00             2446.00             2208.00
                                     2533.00             2754.00             2911.00             2850.00             2648.00
                                     2253.00             2388.00             2362.00             2253.00             2191.00
4/30/04                              3291.00             2934.00             3365.00             3153.00             3214.00

      -- MainStay Small Cap   -- S&P SmallCap 600    -- S&P 500 Index
         Opportunity Fund        Index
      -- Lipper Small Cap     -- Russell 2000 Value
         Value Funds Index       Index

1. The Russell 2000(R) Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
2. "S&P 500(R)" is a trademark of the McGraw-Hill Companies, Inc. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
3. S&P SmallCap 600(R) Index is a market-value weighted benchmark of 600 small-capitalization common stocks. Results assume reinvestment of all dividend and capital-gain distributions. An investment cannot be made directly into an index.
4. Lipper Small Cap Value Funds Index is an unmanaged index that tracks the performance of the 30 largest small-company value funds, after expenses. Results assume reinvestment of all dividend and capital-gain distributions. An investment cannot be made directly into an index.
5. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                    www.mainstayfunds.com     77

 $1,000 INVESTED IN MAINSTAY SMALL CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             11/1/03           4/30/04            PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(1,2)                     $1,000             $1,011             $ 6              $1,044             $ 6
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(1,2)                     $1,000             $1,008             $ 9              $1,041             $ 9
------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES(3)                       $1,000             $1,095             $14              $1,037             $14
------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES(3)                       $1,000             $1,099             $ 6              $1,044             $ 6
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 121 (to reflect the four-month period).
2. Class A shares and Class B shares were first offered on January 1, 2004. Expenses paid during the period reflect ongoing costs for the four-month period ending April 30, 2004. Had Class A shares and Class B shares been offered for the six months ended April 30, 2004, based on a hypothetical 5% return, expenses paid during the period would be $10 and $14, respectively, and the ending account value would be $1,040 and $1,037, respectively.
3. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

 78   MainStay Small Cap Opportunity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Wesley G. McCain and Kathy A. O'Connor of New York Life Investment Management LLC

MAINSTAY SMALL CAP OPPORTUNITY FUND
(FORMERLY ECLIPSE SMALL CAP VALUE FUND)

WHAT MAJOR FACTORS INFLUENCED THE STOCK MARKET DURING THE SIX MONTHS ENDED APRIL 30, 2004?

All broadly watched equity indices provided positive performance for the six months ended April 30, 2004. Small-capitalization stocks outperformed large-capitalization stocks. The market favored the value style over the growth style of investing across all capitalization levels.

For much of the semiannual period, positive investor sentiment boosted the U.S. equity markets. Low interest rates and indications of rebounding economic activity helped to fuel an optimistic outlook. In April, however, heightened geopolitical tensions and growing concerns over potential interest-rate increases contributed to market uncertainty.

WHAT FACTORS MOST SIGNIFICANTLY AFFECTED FUND PERFORMANCE DURING THE SEMIANNUAL PERIOD?

The relative performance of Fund holdings in the real estate, energy, transportation, and media industry groups was stronger than that of related stocks in the Fund's benchmark, the Russell 2000(R) Value Index.(1)

The Fund's relative performance was also enhanced by its overweighted exposure to the bottom 25% of companies within the Russell 2000(R) Value Index, as measured by market capitalization. For the six months ended April 30, 2004, these smaller small-cap companies outperformed the larger small-cap companies in the Index. Unlike the Index, which has a larger weighting in securities with larger market capitalizations, the Fund attempts to have relatively equal weightings among the securities in its portfolio. It is important to note that the Fund was invested in some, but not all, of the companies in the Russell 2000(R) Value Index.

WHAT WERE SOME OF THE FUND'S STRONG PERFORMERS DURING THE REPORTING PERIOD?

Wireless telecommunication services company Arch Wireless (+117.0%)(2) provided outstanding results. Other strong performers included Harvest Natural Resources (+110.0%), Ocwen Financial (+104.4%), Petroleum Development (+84.9%), and EnPro Industries (+83.1%).

WHICH STOCKS UNDERPERFORMED?

Quovadx (-64.4%), which operates in the Internet software & services industry, was the Fund's worst-performing stock during the reporting period. Brightpoint (-59.4%), Time Warner Telecom (-57.9%), Bookham Technology (-57.6%), and Friedman's (-46.3%) also detracted from the Fund's results.

WERE THERE ANY SIGNIFICANT PURCHASES DURING THE REPORTING PERIOD?

The Fund purchases stocks that have relatively improving operating characteristics and are relatively undervalued based on our proprietary model. Among the securities that fit the Fund's purchase criteria during the reporting period were Petroleum Development, Titanium Metals, Nuevo Energy, Res-Care, and Lakes Entertainment.

WHAT STOCKS DID THE FUND SELL?

The Fund sells stocks that exhibit deteriorating operating results and/or are relatively overvalued. During the reporting period, Enesco Group, R&G Financial, Dura Automotive Systems, and New Focus were among the stocks that were eliminated from the Fund's portfolio based on the Fund's proprietary sell disciplines.

DID THE FUND CHANGE ITS INDUSTRY-GROUP WEIGHTINGS?

Weighting changes in the Fund result from a combination of security performance, industry performance, and the Fund's proprietary security selection process. From the end of October 2003 to the end of April 2004, the Fund increased its weighting in the insurance industry group from 7.8% to 14.4%, in

Past performance is no guarantee of future results. Investment objectives may not be met, as the underlying investment options are subject to market risk and fluctuations in value. Percentages reflect total returns of Fund holdings in the securities mentioned, including purchases and sales, for the six months ended 4/30/04, or for the portion of the reporting period such securities were held in the Fund, if shorter. Stocks of small companies may be subject to greater price volatility, significantly lower trading volumes, and greater spreads between bid and ask prices than stocks of larger companies. Small companies may be more vulnerable to adverse business or market development than mid- or large-capitalization companies.

1. See footnote on page 77 for more information on the Russell 2000(R) Value Index.
2. Percentages reflect total returns of Fund holdings in the securities mentioned, including purchases and sales, for the six months ended 4/30/04, or for the portion of the reporting period such securities were held in the Fund, if shorter.

                                                    www.mainstayfunds.com     79
health care equipment & services from 1.5% to 4.7%, and in energy from 5.2% to 8.2%. The shifts reflected new purchases and improved performance among these industry groups relative to other industry groups.

Over the same period, the Fund decreased its weightings in banks from 16.7% to 10.8%, in food, beverage & tobacco from 9.4% to 3.8%, and in telecommunication services from 7.0% to 2.0%. The decline in these industry group weightings reflected position sales and weaker relative performance of the groups.

HOW DO THE FUND'S WEIGHTINGS DIFFER FROM THOSE OF ITS BENCHMARK?

As of April 30, 2004, the Fund was overweighted relative to the Russell 2000(R) Value Index in the insurance, energy, consumer durables & apparel, and health care equipment & services industry groups. The Fund's overweighted positions in insurance, energy, and consumer durables & apparel helped Fund performance.

At the end of the reporting period, the Fund was underweighted relative to the Russell 2000(R) Value Index in the capital goods, materials, and banks industry groups. Security selection in each of these industry groups was quite strong. Although the Fund was underweighted in capital goods and banks, these industry groups made a relatively strong contribution to Fund performance. In the materials industry group, the Fund's underweighted position detracted from relative performance.

WHAT DO YOU ANTICIPATE GOING FORWARD?

We will continue to utilize the Fund's proprietary quantitative methodologies to select small-capitalization stocks of companies that our model indicates are relatively undervalued and have strong operating characteristics.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                   100.10
Short-Term Investments                                                            0.50
Liabilities in Excess of Cash and Other Assets                                   -0.60

 80   MainStay Small Cap Opportunity Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED


                                                           SHARES           VALUE
COMMON STOCKS (100.1%)+
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.1%)
Ducommun, Inc. (a)                                         10,800   $     254,880
                                                                    -------------

AIR FREIGHT & LOGISTICS (0.2%)
Hub Group, Inc. Class A (a)                                12,000         414,000
                                                                    -------------

AUTO COMPONENTS (0.1%)
Tenneco Automotive, Inc. (a)                               20,400         281,520
                                                                    -------------

BIOTECHNOLOGY (0.2%)
Caliper Life Sciences, Inc. (a)                            65,000         436,800
                                                                    -------------
BUILDING PRODUCTS (0.9%)
Jacuzzi Brands, Inc. (a)                                  196,300       1,715,662
                                                                    -------------

CAPITAL MARKETS (5.2%)
iShares Russell 2000 Index Fund (b)                        22,800       2,533,308
iShares Russell 2000 Value Index Fund (b)                  15,800       2,556,440
iShares S&P SmallCap 600 Index Fund (b)                    18,900       2,586,654
iShares S&P SmallCap 600/ BARRA Value Index Fund
  (b)                                                      25,200       2,590,056
SWS Group, Inc.                                             4,000          64,960
                                                                    -------------
                                                                       10,331,418
                                                                    -------------
CHEMICALS (0.6%)
Ethyl Corp. (a)                                            19,600         364,952
Octel Corp.                                                   400           9,320
OM Group, Inc. (a)                                         29,800         758,410
                                                                    -------------
                                                                        1,132,682
                                                                    -------------
COMMERCIAL BANKS (4.7%)
BFC Financial Corp. Class A (a)                            83,663       1,087,619
Center Financial Corp.                                     29,500         427,750
Century Bancorp, Inc. Class A                               6,800         222,700
Columbia Bancorp                                            8,300         240,700
F.N.B. Corp.                                                1,900          37,240
First Citizens BancShares, Inc. Class A                     6,800         833,068
First Financial Corp.                                       7,000         206,500
First M&F Corp.                                             6,900         237,636
First Republic Bank                                        15,000         571,500
FLAG Financial Corp.                                        6,100          79,300
FNB Corp.                                                   5,700         114,000
Humboldt Bancorp                                           72,400       1,388,632
Independent Bank Corp.                                     34,476         862,934
Nara Bancorp, Inc.                                          2,900          83,520


                                                           SHARES           VALUE
COMMERCIAL BANKS (CONTINUED)
Oak Hill Financial, Inc.                                    8,800   $     284,944
Provident Bankshares Corp.                                 33,000         929,610
Republic Bancorp, Inc. Class A                             11,870         222,563
S&T Bancorp, Inc.                                          14,500         412,235
Southern Financial Bancorp, Inc.                            2,880         121,047
Southside Bancshares, Inc.                                  3,835          70,602
State Financial Services Corp. Class A                      7,100         207,817
Taylor Capital Group, Inc.                                  2,500          51,925
Trust Company of
  New Jersey (The)                                          2,600          96,252
U.S.B. Holding Co., Inc.                                    4,400          92,620
West Coast Bancorp                                         19,300         424,600
                                                                    -------------
                                                                        9,307,314
                                                                    -------------
COMMERCIAL SERVICES & SUPPLIES (4.1%)
Ambassadors International, Inc.                            48,200         624,190
Brink's Co. (The)                                          10,200         282,846
Century Business
  Services, Inc. (a)                                       94,000         388,220
Consolidated Graphics, Inc. (a)                            14,500         541,140
Geo Group, Inc. (The) (a)                                  17,500         411,250
Gundle/SLT Environmental, Inc. (a)                          2,300          42,389
Imagistics International, Inc. (a)                         11,900         481,831
Mail-Well, Inc. (a)                                       216,100         875,205
MemberWorks, Inc. (a)                                      34,700       1,023,997
*United Rentals, Inc. (a)                                 201,600       3,467,520
                                                                    -------------
                                                                        8,138,588
                                                                    -------------
COMMUNICATIONS EQUIPMENT (1.3%)
Audiovox Corp. Class A (a)                                 35,700         539,070
Bookham Technology PLC ADR (a)(c)                         278,954         387,745
CommScope, Inc. (a)                                        14,600         255,646
Digi International, Inc. (a)                               80,600         783,432
Enterasys Networks, Inc. (a)                                9,100          19,110
MRV Communications, Inc. (a)                              252,300         592,905
                                                                    -------------
                                                                        2,577,908
                                                                    -------------
COMPUTERS & PERIPHERALS (1.0%)
Intergraph Corp. (a)                                       34,100         859,661
Komag, Inc. (a)                                             5,600          71,176
Quantum Corp. (a)                                          15,900          49,767
Western Digital Corp. (a)                                 128,400       1,037,472
                                                                    -------------
                                                                        2,018,076
                                                                    -------------
CONSTRUCTION & ENGINEERING (1.8%)
Comfort Systems USA, Inc. (a)                              80,200         546,964
Perini Corp. (a)                                           86,100       1,214,010

+ Percentages indicated are based on Fund net assets.
* Fund's 10 largest holdings. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES           VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (CONTINUED)
Quanta Services, Inc. (a)                                   4,200   $      22,974
Washington Group
  International, Inc. (a)                                  46,900       1,694,028
                                                                    -------------
                                                                        3,477,976
                                                                    -------------
CONSTRUCTION MATERIALS (0.3%)
Texas Industries, Inc.                                     16,900         569,699
                                                                    -------------

CONSUMER FINANCE (2.4%)
Advanta Corp. Class B                                     108,500       1,738,170
ASTA Funding, Inc.                                         45,200         724,556
CompuCredit Corp. (a)                                         400           6,628
World Acceptance Corp. (a)                                152,600       2,334,780
                                                                    -------------
                                                                        4,804,134
                                                                    -------------
CONTAINERS & PACKAGING (0.2%)
Crown Holdings, Inc. (a)                                   29,600         249,824
Greif, Inc. Class A                                         4,900         161,063
                                                                    -------------
                                                                          410,887
                                                                    -------------
DISTRIBUTORS (0.3%)
Noland Co.                                                 15,200         674,880
                                                                    -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Cincinnati Bell, Inc. (a)                                 168,900         667,155
ITC-DeltaCom, Inc. (a)                                     63,700         377,741
Primus Telecommunications Group, Inc. (a)                  14,400          80,208
Time Warner Telecom, Inc. (a)                             364,900       1,386,620
                                                                    -------------
                                                                        2,511,724
                                                                    -------------
ELECTRIC UTILITIES (0.6%)
Green Mountain Power Corp.                                 50,400       1,288,728
                                                                    -------------
ELECTRICAL EQUIPMENT (0.2%)
General Cable Corp. (a)                                    61,000         469,700
                                                                    -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Brightpoint, Inc. (a)                                      45,625         496,856
CellStar Corp. (a)                                         13,700          95,489
MTS Systems Corp.                                          16,200         381,510
Pemstar, Inc. (a)                                          27,200          88,672
                                                                    -------------
                                                                        1,062,527
                                                                    -------------
FOOD & STAPLES RETAILING (0.9%)
NeighborCare, Inc. (a)                                     59,600       1,379,144
Pantry, Inc. (The) (a)                                      8,400         167,580
Smart & Final, Inc. (a)                                    23,500         271,425
                                                                    -------------
                                                                        1,818,149
                                                                    -------------


                                                           SHARES           VALUE
FOOD PRODUCTS (3.7%)
Cal-Maine Foods, Inc.                                      18,200   $     200,928
Central Garden & Pet Co. (a)                               21,900         843,369
Chiquita Brands
  International, Inc. (a)                                   8,000         144,080
Corn Products International, Inc.                           7,100         301,750
John B. Sanfilippo &
  Son, Inc. (a)                                            27,200         853,264
*M & F Worldwide Corp. (a)                                311,700       3,871,314
Omega Protein Corp. (a)                                    10,600          84,482
Pilgrim's Pride Corp.                                      11,700         270,621
Sanderson Farms, Inc.                                      20,000         743,600
Zapata Corp. (a)                                            1,000          58,500
                                                                    -------------
                                                                        7,371,908
                                                                    -------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
ALARIS Medical
  Systems, Inc. (a)                                        19,800         384,516
*Dade Behring Holdings, Inc. (a)                           88,500       4,071,000
                                                                    -------------
                                                                        4,455,516
                                                                    -------------
HEALTH CARE PROVIDERS & SERVICES (2.4%)
Alderwoods Group, Inc. (a)                                180,000       2,210,400
Gentiva Health Services, Inc. (a)                          63,300         924,813
Mariner Health Care, Inc. (a)                              14,800         267,288
MedCath Corp. (a)                                          20,500         311,600
Res-Care, Inc. (a)                                         72,400         981,744
                                                                    -------------
                                                                        4,695,845
                                                                    -------------
HOTELS, RESTAURANTS & LEISURE (2.7%)
Aztar Corp. (a)                                            10,300         266,770
Dave & Buster's, Inc. (a)                                  24,600         457,806
Isle of Capri Casinos, Inc. (a)                            47,400         995,400
La Quinta Corp. (a)                                        74,000         532,060
Lakes Entertainment, Inc. (a)                             114,400       2,594,592
Prime Hospitality Corp. (a)                                53,000         532,650
                                                                    -------------
                                                                        5,379,278
                                                                    -------------
HOUSEHOLD DURABLES (4.7%)
Brookfield Homes Corp.                                     48,300       1,561,539
Emerson Radio Corp. (a)                                     8,900          36,223
Fedders Corp.                                               4,900          26,509
Hooker Furniture Corp.                                     13,000         296,140
*M.D.C. Holdings, Inc.                                     65,960       4,075,669
Standard Pacific Corp.                                     35,800       1,805,752
Technical Olympic USA, Inc. (a)                             2,100          68,775
William Lyon Homes, Inc. (a)                               16,000       1,410,560
                                                                    -------------
                                                                        9,281,167
                                                                    -------------
INDUSTRIAL CONGLOMERATES (0.1%)
United Capital Corp. (a)                                    9,800         196,000
                                                                    -------------

 82   MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES           VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
INSURANCE (14.4%)
Allmerica Financial Corp. (a)                              40,200   $   1,397,352
AmerUs Group Co.                                           21,200         818,320
Argonaut Group, Inc. (a)                                   32,900         608,650
*Ceres Group, Inc. (a)                                    528,300       3,618,855
Delphi Financial Group, Inc. Class A                       26,050       1,046,168
Donegal Group, Inc. Class B                                62,500       1,319,375
Enstar Group, Inc. (The) (a)                                4,800         211,200
FBL Financial Group, Inc. Class A                          70,400       1,874,752
FPIC Insurance Group, Inc. (a)                             75,700       1,672,970
Independence Holding Co.                                    6,200         223,200
Kansas City Life Insurance Co.                             29,600       1,184,000
LandAmerica Financial
  Group, Inc.                                              49,300       2,031,653
National Western Life Insurance Co. Class A (a)             8,100       1,176,930
NYMAGIC, Inc.                                              34,500         883,200
Odyssey Re Holdings Corp.                                   2,700          64,071
Ohio Casualty Corp. (a)                                    15,700         308,034
Phoenix Cos., Inc. (The)                                   90,500       1,146,635
*Safety Insurance Group, Inc.                             190,800       4,123,188
SCPIE Holdings, Inc.                                       65,600         541,200
Stewart Information
  Services Corp.                                           72,600       2,577,300
United Fire & Casualty Co.                                 42,200       1,849,626
                                                                    -------------
                                                                       28,676,679
                                                                    -------------
INTERNET & CATALOG RETAIL (1.1%)
Blair Corp.                                                34,400         894,400
Systemax, Inc. (a)                                        243,100       1,217,931
                                                                    -------------
                                                                        2,112,331
                                                                    -------------
INTERNET SOFTWARE & SERVICES (3.3%)
Equinix, Inc. (a)                                           6,100         179,279
*InfoSpace, Inc. (a)                                      115,200       3,765,888
Keynote Systems, Inc. (a)                                 220,800       2,618,688
Quovadx, Inc. (a)                                          26,500          61,745
                                                                    -------------
                                                                        6,625,600
                                                                    -------------
IT SERVICES (0.1%)
Sykes Enterprises, Inc. (a)                                38,600         211,142
                                                                    -------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
K2, Inc. (a)                                               28,200         413,412
Steinway Musical
  Instruments, Inc. (a)                                       200           7,250
                                                                    -------------
                                                                          420,662
                                                                    -------------


                                                           SHARES           VALUE
MACHINERY (2.7%)
Alamo Group, Inc.                                          33,900   $     561,723
Ampco-Pittsburgh Corp.                                      1,600          20,704
Astec Industries, Inc. (a)                                 18,500         330,040
EnPro Industries, Inc. (a)                                  6,600         130,680
Greenbrier Cos., Inc. (The) (a)                            61,100       1,032,590
Joy Global, Inc.                                           82,900       2,176,125
NACCO Industries, Inc. Class A                              9,900         842,292
Terex Corp. (a)                                             8,000         262,800
                                                                    -------------
                                                                        5,356,954
                                                                    -------------
MEDIA (0.4%)
Carmike Cinemas, Inc. (a)                                   8,300         313,242
Pegasus Communications Corp. (a)                            3,000          60,102
PRIMEDIA, Inc. (a)                                         63,300         184,836
Young Broadcasting, Inc. Class A (a)                        7,800         137,748
                                                                    -------------
                                                                          695,928
                                                                    -------------
METALS & MINING (1.9%)
Brush Engineered
  Materials, Inc. (a)                                      13,500         218,430
Carpenter Technology Corp.                                  9,800         267,638
Gibraltar Steel Corp.                                       2,200          54,120
Metal Management, Inc. (a)                                140,400       2,035,800
Metals USA, Inc. (a)                                       44,300         560,439
Oregon Steel Mills, Inc. (a)                                  200           1,706
Quanex Corp.                                                4,800         195,840
Schnitzer Steel Industries, Inc. Class A                    3,000          78,810
Steel Technologies, Inc.                                      300           5,787
Stillwater Mining Co. (a)                                  17,300         232,339
Titanium Metals Corp. (a)                                   1,000          79,250
                                                                    -------------
                                                                        3,730,159
                                                                    -------------
MULTILINE RETAIL (0.6%)
Dillard's, Inc. Class A                                    66,600       1,120,878
                                                                    -------------

MULTI-UTILITIES & UNREGULATED POWER (3.0%)
Avista Corp.                                               20,400         344,760
*Energen Corp.                                             85,800       3,547,830
Westar Energy, Inc.                                       100,500       2,051,205
                                                                    -------------
                                                                        5,943,795
                                                                    -------------
OFFICE ELECTRONICS (0.0%) (D)
Gerber Scientific, Inc. (a)                                 7,800          46,800
                                                                    -------------

OIL & GAS (8.2%)
Comstock Resources, Inc. (a)                               95,900       1,951,565
Denbury Resources, Inc. (a)                                 5,200          94,952
General Maritime Corp. (a)                                152,900       3,071,761

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES           VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
OIL & GAS (CONTINUED)
Harvest Natural
  Resources, Inc. (a)                                      39,200   $     644,448
*KCS Energy, Inc. (a)                                     291,400       3,502,628
Nuevo Energy Co. (a)                                       14,100         486,450
Overseas Shipholding
  Group, Inc.                                              42,700       1,399,279
Petroleum Development Corp. (a)                            27,100         715,982
Plains Exploration &
  Production Co. (a)                                       16,400         323,080
Resource America, Inc. Class A                             73,300       1,419,088
Swift Energy Co. (a)                                       14,700         318,843
Tesoro Petroleum Corp. (a)                                116,400       2,364,084
                                                                    -------------
                                                                       16,292,160
                                                                    -------------
PAPER & FOREST PRODUCTS (0.7%)
Louisiana-Pacific Corp.                                    42,400       1,000,216
Potlatch Corp.                                             12,600         477,288
                                                                    -------------
                                                                        1,477,504
                                                                    -------------
REAL ESTATE (8.2%)
American Land Lease, Inc.                                  35,700         690,795
American Mortgage
  Acceptance Co.                                            3,400          45,492
Anworth Mortgage Asset Corp.                               15,800         184,386
Avatar Holdings, Inc. (a)                                     400          15,264
Bluegreen Corp. (a)                                        82,200       1,048,872
Corporate Office
  Properties Trust                                          6,900         140,415
Corrections Corp. of America (a)                           45,600       1,661,664
Cousins Properties, Inc.                                   45,000       1,265,400
CRIIMI MAE, Inc. (a)                                       46,300         492,169
HRPT Properties Trust                                       8,300          79,265
Impac Mortgage Holdings, Inc.                             159,600       3,002,076
Koger Equity, Inc.                                         59,500       1,246,525
LaSalle Hotel Properties                                   42,100         926,200
LNR Property Corp.                                          5,600         281,232
LTC Properties, Inc.                                       29,000         451,240
National Health Investors, Inc.                            25,900         620,823
Newcastle Investment Corp.                                 67,800       1,811,616
Novastar Financial, Inc.                                   18,600         603,756
Prime Group Realty Trust (a)                                2,000          11,060
Redwood Trust, Inc.                                        17,100         742,995
Senior Housing Properties Trust                            57,700         862,615
Thornburg Mortgage, Inc.                                    2,900          75,052
                                                                    -------------
                                                                       16,258,912
                                                                    -------------


                                                           SHARES           VALUE
ROAD & RAIL (1.8%)
AMERCO (a)                                                  7,800   $     219,414
RailAmerica, Inc. (a)                                      24,800         303,056
*SCS Transportation, Inc. (a)                             137,300       3,141,424
                                                                    -------------
                                                                        3,663,894
                                                                    -------------
SOFTWARE (0.1%)
RSA Security, Inc. (a)                                      6,600         105,732
                                                                    -------------

SPECIALTY RETAIL (1.5%)
Building Materials Holding Corp.                            4,100          67,404
Friedman's, Inc. Class A (a)                               33,500         168,170
Rent-Way, Inc. (a)                                        200,400       1,871,736
Stage Stores, Inc. (a)                                     20,900         820,534
TBC Corp. (a)                                               2,200          61,468
Trans World
  Entertainment Corp. (a)                                     700           7,266
                                                                    -------------
                                                                        2,996,578
                                                                    -------------
TEXTILES, APPAREL & LUXURY GOODS (2.4%)
Brown Shoe Co., Inc.                                        6,900         252,402
Haggar Corp.                                               76,800       1,508,352
Hampshire Group, Ltd. (a)                                  13,600         405,987
Hartmarx Corp. (a)                                        161,700         942,711
Kellwood Co.                                                2,200          86,790
Movado Group, Inc.                                          6,300         189,000
Perry Ellis International, Inc. (a)                         8,200         231,650
Phillips-Van Heusen Corp.                                  64,400       1,163,708
                                                                    -------------
                                                                        4,780,600
                                                                    -------------
THRIFTS & MORTGAGE FINANCE (6.0%)
BankAtlantic Bancorp, Inc. Class A                         45,400         710,510
BankUnited Financial Corp. Class A (a)                     26,300         695,109
Berkshire Hills Bancorp, Inc.                              12,800         433,280
Corus Bankshares, Inc.                                      7,600         286,900
EverTrust Financial Group, Inc.                            28,100         452,972
Fidelity Bankshares, Inc.                                  11,400         379,050
First Federal Financial Corp. of Kentucky                   2,300          57,500
FIRSTFED AMERICA BANCORP, Inc.                              5,100         124,950
FirstFed Financial Corp. (a)                               26,400       1,067,088
Flagstar Bancorp, Inc.                                     20,600         420,858
Fremont General Corp.                                      27,100         584,005
Hawthorne Financial Corp. (a)                              35,500       1,198,480
Heritage Financial Corp.                                    2,600          50,700
Hudson River Bancorp., Inc.                                25,100         452,051
ITLA Capital Corp. (a)                                     36,700       1,578,100
New Century Financial Corp.                                 1,650          70,009
Ocwen Financial Corp. (a)                                 110,600       1,202,222
PennFed Financial Services, Inc.                           16,000         481,600

 84   MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES           VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (CONTINUED)
Provident Financial
  Holdings, Inc.                                           10,950   $     268,275
Sterling Financial Corp. (a)                               23,657         780,918
United Community
  Financial Corp.                                           7,300          89,571
Warwick Community
  Bancorp, Inc.                                               400          12,548
WSFS Financial Corp.                                       11,900         576,674
                                                                    -------------
                                                                       11,973,370
                                                                    -------------
TOBACCO (0.1%)
Universal Corp.                                             5,100         256,224
                                                                    -------------
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
American Tower Corp. Class A (a)                            3,200          39,840
Arch Wireless, Inc. Class A (a)                             8,600         293,862
Crown Castle
  International Corp. (a)                                  19,000         265,050
Dobson Communications Corp. Class A (a)                    71,400         255,612
SBA Communications Corp. (a)                              153,900         615,600
                                                                    -------------
                                                                        1,469,964
                                                                    -------------
Total Common Stocks (Cost $176,697,536)                               199,292,832
                                                                    -------------
                                                        PRINCIPAL
                                                           AMOUNT           VALUE
SHORT-TERM INVESTMENT (0.5%)
---------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.5%)
Bank of New York (The)
  0.90%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity $930,070
  (Collateralized by
  Federal National Mortgage Association
  3.917%, due 3/1/33
  with a Principal Amount of
  $1,129,351 and a
  Market Value of $1,127,459
  including accrued interest)                       $     930,000   $     930,000
                                                                    -------------
Total Short-Term Investment (Cost $930,000)                               930,000
                                                                    -------------
Total Investments (Cost $177,627,536) (e)                   100.6%    200,222,832(f)
Liabilities in Excess of
  Cash and Other Assets                                      (0.6)     (1,120,723)
                                                           -------- -------------
Net Assets                                                  100.0%  $ 199,102,109
                                                           ======== =============

(a)  Non-income producing security.
(b) Exchange Traded Fund -- represents a basket of securities that are traded on an exchange.
(c)  ADR -- American Depositary Receipt.
(d)  Less than one tenth of a percent.
(e) The cost for federal income tax purposes is $177,631,905.
(f)  At April 30, 2004 net unrealized appreciation was
     $22,590,927, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $29,559,836 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,968,909.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $177,627,536)                $200,222,832
Cash                                                   5,046
Receivables:
  Investment securities sold                       7,317,807
  Fund shares sold                                   993,904
  Dividends and interest                             111,112
Other assets                                          28,327
                                                ------------
    Total assets                                 208,679,028
                                                ------------
LIABILITIES:
Payables:
  Investment securities purchased                  6,725,988
  Fund shares redeemed                             2,608,380
  Manager                                            175,255
  Transfer agent                                      10,010
  NYLIFE Distributors                                  6,442
  Custodian                                            2,036
Accrued expenses                                      48,808
                                                ------------
    Total liabilities                              9,576,919
                                                ------------
Net assets                                      $199,102,109
                                                ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share)
  1 billion shares authorized:
  Class A                                       $      3,515
  Class B                                              3,516
  Class C                                                961
  Class I                                            109,229
Additional paid-in capital                       146,294,327
Accumulated undistributed net investment
  income                                               8,053
Accumulated undistributed net realized gain
  on investments                                  30,087,212
Net unrealized appreciation on investments        22,595,296
                                                ------------
Net assets                                      $199,102,109
                                                ============
CLASS A
Net assets applicable to outstanding shares     $  5,964,422
                                                ============
Shares of capital stock outstanding                  351,502
                                                ============
Net asset value per share outstanding           $      16.97
Maximum sales charge (5.50% of offering price)          0.99
                                                ------------
Maximum offering price per share outstanding    $      17.96
                                                ============
CLASS B
Net assets applicable to outstanding shares     $  5,923,454
                                                ============
Shares of capital stock outstanding                  351,612
                                                ============
Net asset value and offering price per share
  outstanding                                   $      16.85
                                                ============
CLASS C
Net assets applicable to outstanding shares     $  1,617,871
                                                ============
Shares of capital stock outstanding                   96,060
                                                ============
Net asset value and offering price per share
  outstanding                                   $      16.84
                                                ============
CLASS I
Net assets applicable to outstanding shares     $185,596,362
                                                ============
Shares of capital stock outstanding               10,922,850
                                                ============
Net asset value and offering price per share
  outstanding                                   $      16.99
                                                ============

 86   MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                 $  1,465,513
  Interest                                            21,517
                                                ------------
    Total income                                   1,487,030
                                                ------------
EXPENSES:
  Manager                                            996,135
  Transfer agent                                      71,400
  Professional                                        27,042
  Registration                                        23,141
  Custodian                                           22,004
  Shareholder communication                           20,621
  Trustees                                            16,367
  Distribution -- Class B                              6,815
  Distribution -- Class C                              1,902
  Service -- Class A                                   2,601
  Service -- Class B                                   2,272
  Service -- Class C                                     634
  Service -- Service Class                               573
  Miscellaneous                                       14,365
                                                ------------
    Total expenses before reimbursement            1,205,872
  Fees paid indirectly (See Note 2(D))               (42,247)
                                                ------------
    Net expenses                                   1,163,625
                                                ------------
Net investment income                                323,405
                                                ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                  30,151,180
Net change in unrealized depreciation on
  investments                                    (14,074,188)
                                                ------------
Net realized and unrealized gain on
  investments                                     16,076,992
                                                ------------
Net increase in net assets resulting from
  operations                                    $ 16,400,397
                                                ============

(a) Dividends recorded net of foreign withholding taxes in the amount of $93.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                              2004           2003
INCREASE
IN NET ASSETS:
Operations:
 Net investment income                $    323,405   $    653,795
 Net realized gain on investments       30,151,180     14,921,032
 Net change in unrealized
  depreciation on investments          (14,074,188)    30,247,013
                                      ---------------------------
 Net increase in net assets
  resulting from operations             16,400,397     45,821,840
                                      ---------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class I                                (528,959)    (1,275,510)
   Service Class                            (2,412)        (1,461)

 From net realized gain on investments:
   Class C                                     (75)            --
   Class I                              (8,784,719)            --
   Service Class                           (58,962)            --
                                      ---------------------------
 Total dividends and distributions
  to shareholders                       (9,375,127)    (1,276,971)
                                      ---------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                               7,459,250             --
   Class B                               6,397,595             --
   Class C                               1,700,145          1,149
   Class I                              89,271,484    123,830,893
   Service Class                           150,100        853,598

 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class C                                      74             --
   Class I                               8,970,887      1,237,937
   Service Class                            61,284          1,461
                                      ---------------------------
                                       114,010,819    125,925,038

 Cost of shares redeemed:
   Class A                              (1,255,362)            --
   Class B                                (152,430)            --
   Class C                                  (1,050)          (102)
   Class I                             (83,612,671)  (117,287,648)
   Service Class                        (1,347,714)       (16,449)
                                      ---------------------------
                                       (86,369,227)  (117,304,199)
                                      ---------------------------
    Increase in net assets derived
     from capital share transactions    27,641,592      8,620,839
                                      ---------------------------
    Net increase in net assets          34,666,862     53,165,708

                                              2004           2003

NET ASSETS:
Beginning of period                   $164,435,247   $111,269,539
                                      ---------------------------
End of period                         $199,102,109   $164,435,247
                                      ===========================
Accumulated undistributed net
 investment income at end of period   $      8,053   $    216,019
                                      ===========================

 88   MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                              CLASS A       CLASS B              CLASS C
                                            -----------   -----------   -------------------------
                                            JANUARY 1,    JANUARY 1,                 DECEMBER 30,
                                              2004**        2004**      SIX MONTHS      2002**
                                              THROUGH       THROUGH       ENDED        THROUGH
                                             APRIL 30,     APRIL 30,    APRIL 30,    OCTOBER 31,
                                              2004***       2004***      2004***         2003
Net asset value at beginning of period        $16.78        $16.71        $16.15       $ 11.46
                                              ------        ------        ------       -------
Net investment income (loss)                   (0.02)(d)     (0.06)(d)     (0.13)(d)     (0.05)(d)
Net realized and unrealized gain (loss) on
  investments                                   0.21          0.20          1.63          4.74
                                              ------        ------        ------       -------
Total from investment operations                0.19          0.14          1.50          4.69
                                              ------        ------        ------       -------
Less dividends and distributions:
  From net investment income                      --            --            --            --
  From net realized gain on investments           --            --        (0.81)            --
                                              ------        ------        ------       -------
Total dividends and distributions                 --            --        (0.81)            --
                                              ------        ------        ------       -------
Net asset value at end of period              $16.97        $16.85        $16.84       $ 16.15
                                              ======        ======        ======       =======
Total investment return (b)                     1.13%         0.84%         9.36%        40.92%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income (loss)               (0.63%)++     (1.12%)++     (1.12%)++     (0.47%)++
    Net expenses                                1.92%++#      2.67%++#      2.67%++#      2.27%++#
    Expenses (before reimbursement)             1.92%++#      2.67%++#      2.67%++#      2.34%++#
Portfolio turnover rate                           68%           68%           68%          135%
Net assets at end of period (in 000's)        $5,964        $5,923        $1,618       $     2

*    The Fund changed its fiscal year end from December 31 to
     October 31.
**   Commencement of Operations.
***  Unaudited.
+    Less than 0.01% of average net assets.
++   Annualized.
#    Includes transfer agent fees paid indirectly which amounted to 0.05%, 0.08%, 0.07% and 0.08% of average net assets for the six months ended April 30, 2004, the years ended October
     31, 2003 and October 31, 2002 and the ten months ended
     October 31, 2001, respectively, and custodian fees and other expenses paid indirectly which amounted to 0.02% of average net assets for the year ended December 31, 2000 and less
     than 0.01% of average net assets for the other years
     indicated.
(a)  Less than one cent per share.
(b)  Total return is calculated exclusive of sales charges and is not annualized.
(c)  Restated.
(d)  Per share data based on average shares outstanding during the period.

 90   MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                CLASS I
  ---------------------------------------------------------------------------------------------------
           SIX                                      JANUARY 1,
         MONTHS                                        2001
          ENDED                                       THROUGH
        APRIL 30,         YEAR ENDED OCTOBER 31,    OCTOBER 31,         YEAR ENDED DECEMBER 31,
         2004***             2003         2002         2001*        2000       1999            1998
        $  16.26           $  11.58     $  11.04     $  10.65     $  11.76   $  11.93        $  14.19
        --------           --------     --------     --------     --------   --------        --------
            0.03(d)            0.07(d)      0.15         0.08        (0.00)(a)     0.01         (0.00)(a)
            1.56               4.74         0.50         0.31        (1.11)      0.35            0.42
        --------           --------     --------     --------     --------   --------        --------
            1.59               4.81         0.65         0.39        (1.11)      0.36            0.42
        --------           --------     --------     --------     --------   --------        --------
           (0.05)             (0.13)       (0.11)          --           --      (0.01)             --
           (0.81)                --           --           --           --      (0.52)          (2.68)
        --------           --------     --------     --------     --------   --------        --------
           (0.86)             (0.13)       (0.11)          --           --      (0.53)          (2.68)
        --------           --------     --------     --------     --------   --------        --------
        $  16.99           $  16.26     $  11.58     $  11.04     $  10.65   $  11.76        $  11.93
        ========           ========     ========     ========     ========   ========        ========
            9.86%             42.04%        5.84%        3.66%       (9.44%)     3.05%           3.40%
            0.36%++            0.53%        1.08%        0.70%++     (0.00%)+     0.05%         (0.00%)+
            1.19%++#           1.27%#       1.26%#       1.23%++#(c)     1.21%#     1.18%#       1.14%#
            1.19%++#           1.34%#       1.27%#       1.23%++#(c)     1.21%#     1.18%#       1.14%#
              68%               135%         103%          77%         105%        56%             73%
        $185,596           $163,362     $111,181     $108,105     $157,630   $251,229        $201,492

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY CASH RESERVES FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                               SIX     ONE   FIVE    TEN
BENCHMARKS                                                    MONTHS  YEAR   YEARS  YEARS
AVERAGE LIPPER MONEY MARKET FUND(1)                            0.17%  0.37%  2.75%  3.86%
AVERAGE LIPPER INSTITUTIONAL MONEY MARKET FUND(1)               0.34  0.71   3.19   4.26

 CLASS I SHARES(2)
--------------------------------------------------------------------------------

                            SIX      ONE    FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges          N/A      N/A     N/A     N/A
Excluding sales charges    0.31%    0.65%   3.15%   4.14%

                                              (in thousands, with sales charges)

                                                                                                   AVERAGE LIPPER MONEY MARKET
                                                                MAINSTAY CASH RESERVES FUND                    FUND
                                                                ---------------------------        ---------------------------
4/30/94                                                                   1000.00                            1000.00
                                                                          1048.00                            1045.00
                                                                          1105.00                            1099.00
                                                                          1161.00                            1151.00
                                                                          1223.00                            1208.00
                                                                          1285.00                            1264.00
                                                                          1352.00                            1325.00
                                                                          1434.00                            1398.00
                                                                          1473.00                            1429.00
                                                                          1491.00                            1440.00
4/30/04                                                                   1500.00                            1446.00

                                                  -- MainStay Cash Reserves Fund
                                             -- Average Lipper money market fund

 SWEEP SHARES CLASS(2)
--------------------------------------------------------------------------------

                            SIX      ONE    FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges          N/A      N/A     N/A     N/A
Excluding sales charges    0.06%    0.15%   2.64%   3.57%

                                              (in thousands, with sales charges)

                                                                                                   AVERAGE LIPPER INSTITUTIONAL
                                                                MAINSTAY CASH RESERVES FUND             MONEY MARKET FUND
                                                                ---------------------------        ----------------------------
4/30/94                                                                   1000.00                            1000.00
                                                                          1042.00                            1045.00
                                                                          1091.00                            1099.00
                                                                          1139.00                            1151.00
                                                                          1194.00                            1208.00
                                                                          1247.00                            1264.00
                                                                          1305.00                            1325.00
                                                                          1377.00                            1398.00
                                                                          1408.00                            1429.00
                                                                          1418.00                            1440.00
4/30/04                                                                   1420.00                            1510.00

                                                  -- MainStay Cash Reserves Fund
                               -- Average Lipper institutional money market fund

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price and reinvestment of dividend and capital-gain distributions. The graphs assume an initial investment of $1,000. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fees, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Sweep Shares Class shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .25%, and are available only through financial institutions participating in a sweep account arrangement. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for the Sweep Shares Class shares, first offered 12/8/98, includes the performance of Class I shares from inception (1/2/91) through 12/7/98.

1. MainStay Cash Reserves Fund, going forward, will measure its Sweep Shares Class performance against the average Lipper institutional money market fund. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.
2. As of 4/30/04, MainStay Cash Reserves Fund had an effective 7-day yield and current yield of 0.62% for the Class I shares and 0.12% for the Sweep Shares Class. These yields reflect certain expense limitations. Had these expense limitations not been in effect, the effective 7-day yield and the current 7-day yield would have been 0.51% and 0.50% for the Class I Shares and 0.01% and 0.01% for the Sweep Shares Class. These expense limitations are voluntary and may be terminated or revised at any time. The current yield is more reflective of the Fund's earnings than the total return.

 92   MainStay Cash Reserves Fund

 $1,000 INVESTED IN MAINSTAY CASH RESERVES FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             11/1/03           4/30/04            PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES(1)                       $1,000             $1,003              $2              $1,048              $3
------------------------------------------------------------------------------------------------------------------------

SWEEP SHARES(1)                         $1,000             $1,001              $5              $1,045              $5
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

                                                    www.mainstayfunds.com     93

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Mark C. Boyce and David E. Clement, CFA, of New York Life Investment Management LLC

MAINSTAY CASH RESERVES FUND (FORMERLY ECLIPSE MONEY MARKET FUND)

WHAT MAJOR FACTORS INFLUENCED THE MONEY MARKETS DURING THE SIX MONTHS ENDED APRIL 30, 2004?

The sustained war in Iraq, ongoing tensions in the Middle East, and growing domestic budget deficits continued to influence the financial markets. The money markets, although relatively quiet, were affected by the overall low level of interest rates.

The Federal Reserve remained largely out of sight from the money markets. The targeted federal funds rate remained at 1.0% for the entire period. From November through March, the LIBOR(1) 30-day to one-year yield curve flattened by approximately 10 basis points, reflecting the likelihood of no Federal Open Market Committee action. In April, however, the financial markets began to anticipate that the FOMC might move to tighten interest rates, and the LIBOR curve steepened by approximately 47 basis points. Aside from this rise late in the period, yields on most short-term debt instruments remained relatively stable.

HOW DID FEDERAL RESERVE POLICY INFLUENCE THE FUND'S DURATION POSITIONING DURING THE SEMIANNUAL PERIOD?

The Federal Reserve's accommodative monetary policy kept the money market yield curve relatively flat for most of the semiannual period, making it difficult to find attractive investment opportunities with more than a six-month maturity. As a result of current market conditions and the uncertainty regarding when the Federal Reserve might tighten interest rates, we managed the Fund's duration using a laddered maturity approach.

WHAT IS A LADDERED MATURITY?

A laddered portfolio staggers maturities to allow different securities in the portfolio to come due at progressive dates. The strategy was designed to help the Fund react to future interest-rate increases. The decision caused the Fund's weighted average maturity to decline to 74 days at the end of April 2004 from 82 days at the end of October 2003.

HOW DID THE FUND INVEST DURING THE REPORTING PERIOD?

We continued to seek opportunities for yield enhancement by investing in short-term corporate notes. For example, the Fund purchased corporate notes of Bank One, Minnesota Mining & Manufacturing, AIG SunAmerica, and Lehman Brothers Holdings.

During the reporting period, we purchased a General Electric floating-rate security and a DaimlerChrysler asset-backed security. We also purchased Yankee certificates of deposit in the longer maturity range (four months or longer). Some names included Toronto Dominion Bank, Barclay's Bank, and Deutsche Bank. A portion of the Fund's assets were invested in callable agency securities.

DID THE FUND CHANGE ITS ASSET CLASS WEIGHTINGS?

During the six-month reporting period, significant weighting changes included an increase in the Fund's exposure to short-term corporate notes and a decrease in the Fund's exposure to asset-backed securities.

WHAT DO YOU ANTICIPATE GOING FORWARD?

In the coming quarter, we expect the Federal Reserve to remain on hold, as it continues to review economic data in search of a clearer picture of the economy's potential. In our opinion, the risks appear slanted toward a stronger economy with inflationary pressure, which will likely lead to Federal Reserve tightening in the fall.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Past performance is no guarantee of future results and yields will fluctuate. Investment objectives may not be met, as the underlying investment options are subject to market risk and fluctuations in value. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
1. The London interbank offered rate (LIBOR) is a floating interest rate that is widely used as a base rate in bank, corporate, and government lending agreements.

 94   MainStay Cash Reserves Fund

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004

(PORTFOLIO COMPOSITION PIE CHART)

Commercial Paper                                                                 64.80
Certificates of Deposit                                                           9.60
Medium-Term Notes                                                                 9.50
Corporate Bonds                                                                   7.90
U.S. Government & Federal Agency                                                  4.70
Asset-Backed Securities                                                           2.10
Bank Note                                                                         1.50
Liabilities in Excess of Cash and Other Assets                                   -0.10

                                                    www.mainstayfunds.com     95

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED

                                                        PRINCIPAL       AMORTIZED
                                                           AMOUNT            COST
SHORT-TERM INVESTMENTS (100.1%)+
---------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.1%)
Carmax Auto Owner Trust
  Series 2003-2 Class A1
  1.13%, due 11/15/04 (c)                           $     500,306   $     500,306
CIT Equipment Collateral
  Series 2003-EF1 Class A1
  1.139%, due 10/15/04 (c)                                907,908         907,908
DaimlerChrysler Auto Trust
  Series 2003-B 1 Class A1
  1.14%, due 12/8/04 (c)                                4,322,633       4,322,633
GE Commercial Equipment Financing LLC
  Series 2003-1 Class A1
  1.06%, due 9/20/04 (b)(c)                             2,870,987       2,870,987
Nissan Auto Lease Trust
  Series 2002-A Class A1
  1.166%, due 10/15/04 (c)                                912,846         912,846
Whole Auto Loan Trust
  Series 2003-1 Class A1
  1.10%, due 9/15/04 (c)                                  899,358         899,358
                                                                    -------------
                                                                       10,414,038
                                                                    -------------
BANK NOTE (1.5%)
Bank One Corp.
  1.17%, due 6/16/04 (c)                                7,475,000       7,475,000
                                                                    -------------

CERTIFICATES OF DEPOSIT (9.6%) (D)
Barclay's Bank PLC NY
  1.14%, due 10/4/04 (c)                                7,000,000       7,000,000
Deutsche Bank NY
  1.11%, due 12/17/04 (c)                              10,000,000       9,992,136
Rabobank Nederland N.V. NY
  1.18%, due 7/30/04 (c)                               25,000,000      25,000,604
Toronto Dominion Bank
  1.41%, due 1/5/05 (c)                                 5,000,000       5,000,000
                                                                    -------------
                                                                       46,992,740
                                                                    -------------
COMMERCIAL PAPER (64.8%)
Archer-Daniels-Midland Co.
  1.05%, due 6/22/04 (a)                                6,225,000       6,215,922
Bank of America Corp.
  1.11%, due 7/6/04                                    10,000,000       9,980,267
Barton Capital Corp.
  1.03%, due 5/14/04 (a)                                5,000,000       4,998,426
Cafco LLC
  1.02%, due 5/25/04 (a)                                6,105,000       6,101,194
Chevron Texaco Funding Corp.
  1.00%, due 5/6/04                                    10,000,000       9,999,167
Ciesco LP
  1.02%, due 5/7/04                                    12,855,000      12,853,543

                                                        PRINCIPAL       AMORTIZED
                                                           AMOUNT            COST
COMMERCIAL PAPER (CONTINUED)
Citigroup Global Markets Holdings, Inc.
  1.02%, due 5/4/04                                 $   9,923,000   $   9,922,719
  1.03%, due 6/2/04                                    10,000,000       9,991,417
Coca-Cola Enterprises, Inc.
  1.04%, due 7/2/04 (a)                                10,000,000       9,982,667
Countrywide Home Loans, Inc
  1.04%, due 5/7/04                                     2,186,000       2,185,747
CXC, Inc.
  1.075%, due 8/23/04 (a)                               8,308,000       8,280,214
Delaware Funding Corp.
  1.03%, due 5/20/04 (a)                                3,929,000       3,927,089
E.I. Du Pont de Nemours & Co.
  1.00%, due 5/5/04                                     6,735,000       6,734,626
Edison Asset Securitization LLC
  1.05%, due 6/1/04 (a)                                10,000,000       9,991,542
  1.12%, due 10/4/04 (a)                               10,980,000      10,927,394
Govco, Inc.
  1.03%, due 6/18/04 (a)                               10,000,000       9,986,839
  1.06%, due 7/19/04 (a)                               10,000,000       9,977,328
HBOS Treasury Services PLC
  1.06%, due 8/9/04                                     4,173,000       4,160,959
Ing U.S. Funding LLC
  1.03%, due 6/7/04                                     8,235,000       8,226,753
J.P. Morgan Chase & Co.
  1.04%, due 6/2/04                                     2,700,000       2,697,660
Lehman Brothers Holdings, Inc.
  1.10%, due 9/20/04                                    2,000,000       1,991,444
Liberty Street Funding Co.
  1.05%, due 6/3/04 (a)                                10,000,000       9,990,958
Marsh & McLennan Cos., Inc.
  1.05%, due 7/7/04 (a)                                 7,091,000       7,077,557
Morgan Stanley Dean Witter & Co.
  1.02%, due 5/5/04                                     5,153,000       5,152,708
National Rural Utilities Cooperative Finance Corp.
  1.03%, due 5/13/04                                   10,000,000       9,997,139
Nordea North America, Inc.
  1.08%, due 8/17/04                                   10,000,000       9,968,200
PACCAR Financial Corp.
  1.02%, due 5/18/04                                   11,805,000      11,799,983
Park Avenue Receivables Corp.
  1.02%, due 5/19/04 (a)                               10,000,000       9,995,467
Province of Quebec
  1.05%, due 7/26/04                                    7,782,000       7,762,934
  1.17%, due 6/8/04 (a)                                 5,203,000       5,196,912

+ Percentages indicated are based on Fund net assets.

 96   MainStay Cash Reserves Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                        PRINCIPAL       AMORTIZED
                                                           AMOUNT            COST
SHORT-TERM INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
xRepublic of Italy
  1.06%, due 9/2/04                                 $   5,942,000   $   5,920,655
  1.065%, due 8/23/04                                   5,000,000       4,983,355
Royal Bank of Canada
  1.10%, due 10/4/04                                   10,000,000       9,952,944
Societe Generale North America
  1.04%, due 6/3/04                                    13,302,000      13,290,087
Three Rivers Funding Corp.
  1.03%, due 5/17/04 (a)                               13,730,000      13,724,500
Toyota Credit Puerto Rico
  1.03%, due 5/12/04                                    8,398,000       8,395,837
Toyota Motor Credit Corp.
  1.05%, due 6/3/04                                     3,275,000       3,272,039
Windmill Funding Corp.
  1.03%, due 5/3/04 (a)                                 5,040,000       5,040,000
  1.03%, due 5/11/04 (a)                                8,000,000       7,998,169
World Omni Vehicle
  Leasing, Inc.
  1.06%, due 5/3/04 (a)                                 7,363,000       7,363,000
                                                                    -------------
                                                                      316,015,361
                                                                    -------------
CORPORATE BONDS (7.9%)
3M Co.
  5.639%, due 12/13/04 (a)                             10,000,000      10,263,511
Abbott Laboratories
  5.13%, due 7/1/04                                     5,000,000       5,031,719
AIG SunAmerica Global Financing
  5.20%, due 5/10/04 (a)                                5,000,000       5,003,933
Diageo Capital PLC
  6.625%, due 6/24/04                                   3,000,000       3,022,958
Lehman Brothers Holdings, Inc. Series G
  7.75%, due 1/15/05 (b)(c)                             5,050,000       5,278,213
Tennessee Valley Authority
  4.75%, due 7/15/04                                    5,000,000       5,036,704
Wachovia Corp.
  7.10%, due 8/15/04                                    5,000,000       5,082,564
                                                                    -------------
                                                                       38,719,602
                                                                    -------------
MEDIUM-TERM NOTES (9.5%)
American Honda Finance Corp.
  1.06%, due 9/16/04 (a)(b)(c)                         10,000,000      10,000,000
General Electric Capital Corp. Series A
  1.26%, due 9/15/04 (b)(c)                             3,400,000       3,402,542
  1.323%, due 9/24/04 (b)(c)                            5,000,000       5,003,361

                                                        PRINCIPAL       AMORTIZED
                                                           AMOUNT            COST
MEDIUM-TERM NOTES (CONTINUED)
Household Finance Corp.
  1.12%, due 8/18/04 (b)(c)                         $  10,000,000   $  10,000,000
Lehman Brothers Holdings, Inc.
  Series A
  1.07%, due 5/16/05 (b)(c)                             7,000,000       7,000,000
  Series G
  1.513%, due 9/20/04 (b)(c)                            5,000,000       5,006,965
Merrill Lynch & Co., Inc. Series B
  5.35%, due 6/15/04 (c)                                5,800,000       5,828,037
                                                                    -------------
                                                                       46,240,905
                                                                    -------------
U.S. GOVERNMENT & FEDERAL AGENCIES (4.7%)
Federal Home Loan
  Mortgage Corp.
  5.00%, due 5/15/04                                    5,000,000       5,006,222
Federal National Mortgage Association
  1.75%, due 5/23/04                                   10,000,000      10,000,000
U.S. Treasury Bill
  0.935%, due 5/6/04                                      169,000         168,987
U.S. Treasury Notes
  1.10%, due 4/30/04                                    5,000,000       5,010,021
  1.625%, due 3/31/05                                   3,000,000       3,007,692
                                                                    -------------
                                                                       23,192,922
                                                                    -------------
Total Short-Term Investments
  (Amortized Cost $489,050,568) (e)                         100.1%    489,050,568
Liabilities in Excess of
  Cash and Other Assets                                      (0.1)       (274,857)
                                                              ------ ------------
Net Assets                                                  100.0%  $ 488,775,711
                                                           ======== ===============

(a)  May be sold to institutional investors only.
(b)  Floating rate. Rate shown is the rate in effect at April
     30, 2004.
(c)  Coupon interest bearing security.
(d)  Yankee certificate of deposit (CD) -- dollar-denominated
     CD issued in the United States by foreign banks and corporations.
(e) The cost stated also represents the aggregate cost for federal income tax purposes.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

The table below sets forth the diversification of Cash Reserves Fund investments by industry.

INDUSTRY DIVERSIFICATION

                                                        AMORTIZED
                                                             COST      PERCENT +
Agency                                              $  39,133,636            8.0%
Automobile -- Sequential                                5,221,990            1.1
Beverages -- Non-Alcoholic                              9,982,667            2.0
Beverages -- Wine/Spirits                               3,022,958            0.6
Chemicals -- Diversified                                6,734,626            1.4
Commercial Banks -- Central U.S.                        7,475,000            1.5
Commercial Banks -- Eastern U.S.                       41,992,740            8.6
Commercial Banks -- Europe                             13,290,087            2.7
Commercial Banks -- Non-U.S.                            5,000,000            1.0
Diversified Financial Services                         21,245,091            4.3
Diversified Manufacturing                              10,263,511            2.1
Finance -- Auto Loans                                  26,485,175            5.4
Finance -- Consumer Loans                              10,000,000            2.0
Finance -- Equipment Loans                                907,907            0.2
Finance -- Investment Banker/ Broker                   55,267,878           11.3
Finance -- Mortgage Loan/ Banker                        2,185,748            0.5
Finance -- Other Services                              48,352,610            9.9
Finance -- Receivables                                107,024,066           21.9
Food -- Flour & Grain                                   6,215,922            1.3
Insurance Brokers                                       7,077,557            1.5
Life/Health Insurance                                   5,003,933            1.0
Medical -- Drugs                                        5,031,719            1.0
Money Center Banks                                     14,113,903            3.0
Oil Companies Integrated                                9,999,167            2.0
Regional Authority                                     12,959,847            2.7
Super -- Regional Banks -- U.S.                        15,062,830            3.1
                                                    ------------          ------
                                                      489,050,568          100.1
Liabilities in Excess of Cash and Other Assets           (274,857)          (0.1)
                                                    ------------          ------
Net Assets                                          $ 488,775,711          100.0%
                                                    =============      =========

+  Percentages indicated are based on Fund net assets.

 98   MainStay Cash Reserves Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value
  (amortized cost $489,050,568)                 $489,050,568
Cash                                                     395
Receivables:
  Investment securities sold                       8,159,000
  Interest                                         1,442,869
  Fund shares sold                                   688,959
Other assets                                          23,796
                                                ------------
    Total assets                                 499,365,587
                                                ------------
LIABILITIES:
Payables:
  Investment securities purchased                  7,362,350
  Fund shares redeemed                             2,625,683
  Manager                                            163,198
  NYLIFE Distributors                                120,967
  Shareholder communication                           66,808
  Transfer agent                                      31,766
  Custodian                                           13,221
  Directors                                            2,016
Accrued expenses                                      69,432
Dividend payable                                     134,435
                                                ------------
    Total liabilities                             10,589,876
                                                ------------
Net assets                                      $488,775,711
                                                ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.001 per share)
  8 billion shares authorized
  Class I                                       $    216,996
  Sweep Shares Class                                 271,777
Additional paid-in capital                       488,286,428
Accumulated undistributed net realized gain on
  investments                                            510
                                                ------------
Net assets                                      $488,775,711
                                                ============
CLASS I
Net assets applicable to outstanding shares     $216,983,072
                                                ============
Shares of capital stock outstanding              216,996,077
                                                ============
Net asset value and offering price per share
  outstanding                                   $       1.00
                                                ============
SWEEP SHARES CLASS
Net assets applicable to outstanding shares     $271,792,639
                                                ============
Shares of capital stock outstanding              271,776,956
                                                ============
Net asset value and offering price per share
  outstanding                                   $       1.00
                                                ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                        $2,809,951
                                                  ----------
EXPENSES:
  Manager                                          1,247,763
  Distribution -- Sweep Shares Class                 342,718
  Service -- Sweep Shares Class                      342,718
  Service -- Service Class                             6,946
  Professional                                        76,343
  Shareholder communication                           67,704
  Transfer agent                                      57,538
  Custodian                                           25,496
  Directors                                           20,898
  Registration                                         3,083
  Portfolio pricing                                    1,573
  Miscellaneous                                       25,216
                                                  ----------
    Total expenses before reimbursement            2,217,996
  Expense reimbursement from Manager                (277,846)
                                                  ----------
    Net expenses                                   1,940,150
                                                  ----------
Net investment income                                869,801
                                                  ----------

REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                         (39)
                                                  ----------
Net increase in net assets resulting from
  operations                                      $  869,762
                                                  ==========

 100   MainStay Cash Reserves Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                               2004             2003
DECREASE
IN NET ASSETS:
Operations:
 Net investment income               $      869,801   $    3,273,616
 Net realized gain (loss) on
  investments                                   (39)           8,311
                                     -------------------------------
 Net increase in net assets
  resulting from operations                 869,762        3,281,927
                                     -------------------------------
Dividends and distributions to shareholders:
 From net investment income:
   Class I                                 (686,684)      (2,263,628)
   Service Class                            (10,765)         (85,667)
   Sweep Shares Class                      (172,352)        (924,321)
 From net realized gain on investments:
   Class I                                   (3,421)          (8,060)
   Service Class                               (230)            (313)
   Sweep Shares Class                        (4,111)          (7,760)
                                     -------------------------------
 Total dividends and distributions
  to shareholders                          (877,563)      (3,289,749)
                                     -------------------------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class I                              257,328,463      490,606,863
   Service Class                          2,796,267       29,010,391
   Sweep Shares Class                    71,596,624       97,731,999
 Net asset value of shares
  issued to shareholders
  in reinvestment of dividends
  and distributions:
   Class I                                  573,579        2,250,176
   Service Class                              6,148           84,448
   Sweep Shares Class                       144,513          932,002
                                     -------------------------------
                                        332,445,594      620,615,879
 Cost of shares redeemed:
   Class I                             (261,973,693)    (601,715,257)
   Service Class                        (20,300,483)     (23,255,832)
   Sweep Shares Class                   (72,800,453)    (117,116,374)
                                     -------------------------------
                                       (355,074,629)    (742,087,463)
                                     -------------------------------
    Decrease in net assets derived
     from capital share
     transactions                       (22,629,035)    (121,471,584)
                                     -------------------------------
    Net decrease in net assets          (22,636,836)    (121,479,406)
NET ASSETS:
Beginning of period                     511,412,547      632,891,953
                                     -------------------------------
End of period                        $  488,775,711   $  511,412,547
                                     ===============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                           CLASS I
                                       --------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED
                                       APRIL 30,                             YEAR ENDED OCTOBER 31,
                                        2004***            2003              2002              2001              2000
Net asset value at beginning of
  period                                $   1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                        --------         --------          --------          --------          --------
Net investment income                       0.00(a)          0.01              0.02              0.04              0.06
Net realized gain on investments            0.00(a)          0.00(a)           0.00(a)             --                --
                                        --------         --------          --------          --------          --------
Total from investment operations            0.00(a)          0.01              0.02              0.04              0.06
                                        --------         --------          --------          --------          --------
Less dividends and distributions:
  From net investment income               (0.00)(a)        (0.01)            (0.02)            (0.04)            (0.06)
  From net realized gain on
    investments                            (0.00)(a)        (0.00)(a)         (0.00)(a)           --                --
                                        --------         --------          --------          --------          --------
Total dividends and distributions          (0.00)(a)        (0.01)            (0.02)            (0.04)            (0.06)
                                        --------         --------          --------          --------          --------
Net asset value at end of period        $   1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                        ========         ========          ========          ========          ========
Total investment return (b)                 0.31%            0.83%             1.65%             4.67%             5.98%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income                     0.63%+           0.84%             1.61%             4.50%             5.81%
  Net expenses                              0.50%+           0.50%             0.50%             0.50%             0.50%
  Expenses (before reimbursement)           0.61%+           0.60%             0.62%             0.61%             0.57%
Net assets at end of period (in
  000's)                                $216,983         $221,058          $329,921          $199,495          $160,942

                                                CLASS I
                                       --------------------------
                                       JANUARY 1,
                                          1999
                                         THROUGH      YEAR ENDED
                                       OCTOBER 31,   DECEMBER 31,
                                          1999*          1998
Net asset value at beginning of
  period                                $   1.00       $   1.00
                                        --------       --------
Net investment income                       0.04           0.05
Net realized gain on investments              --             --
                                        --------       --------
Total from investment operations            0.04           0.05
                                        --------       --------
Less dividends and distributions:
  From net investment income               (0.04)         (0.05)
  From net realized gain on
    investments                              --             --
                                        --------       --------
Total dividends and distributions          (0.04)         (0.05)
                                        --------       --------
Net asset value at end of period        $   1.00       $   1.00
                                        ========       ========
Total investment return (b)                 3.96%          5.25%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income                     4.68%+         5.12%
  Net expenses                              0.50%+         0.50%
  Expenses (before reimbursement)           0.62%+         0.63%
Net assets at end of period (in
  000's)                                $246,713       $194,338

                                                                       SWEEP SHARES CLASS
                                       ----------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED
                                       APRIL 30,                               YEAR ENDED OCTOBER 31,
                                        2004***              2003              2002              2001              2000
Net asset value at beginning of
  period                                $   1.00           $   1.00          $   1.00          $   1.00          $   1.00
                                        --------           --------          --------          --------          --------
Net investment income                       0.00(a)            0.00(a)           0.01              0.04              0.05
Net realized gain on investments            0.00(a)            0.00(a)           0.00(a)             --                --
                                        --------           --------          --------          --------          --------
Total from investment operations            0.00(a)            0.00(a)           0.01              0.04              0.05
                                        --------           --------          --------          --------          --------
Less dividends and distributions:
  From net investment income               (0.00)(a)          (0.00)(a)         (0.01)            (0.04)            (0.05)
  From net realized gain on
    investments                            (0.00)(a)          (0.00)(a)         (0.00)(a)            --                --
                                        --------           --------          --------          --------          --------
Total dividends and distributions          (0.00)(a)          (0.00)(a)         (0.01)            (0.04)            (0.05)
                                        --------           --------          --------          --------          --------
Net asset value at end of period        $   1.00           $   1.00          $   1.00          $   1.00          $   1.00
                                        ========           ========          ========          ========          ========
Total investment return (b)                 0.06%              0.33%             1.14%             4.15%             5.46%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income                     0.13%+             0.34%             1.11%             4.00%             5.31%
  Net expenses                              1.00%+             1.00%             1.00%             1.00%             1.00%
  Expenses (before reimbursement)           1.11%+             1.10%             1.12%             1.11%             1.07%
Net assets at end of period (in
  000's)                                $271,793           $272,856          $291,312          $285,034          $221,935

                                           SWEEP SHARES CLASS
                                       --------------------------
                                       JANUARY 1,    DECEMBER 8,
                                          1999           1998
                                         THROUGH       THROUGH
                                       OCTOBER 31,   DECEMBER 31,
                                          1999*         1998**
Net asset value at beginning of
  period                                $   1.00       $   1.00
                                        --------       --------
Net investment income                       0.04           0.00(a)
Net realized gain on investments              --             --
                                        --------       --------
Total from investment operations            0.04           0.00(a)
                                        --------       --------
Less dividends and distributions:
  From net investment income               (0.04)         (0.00)(a)
  From net realized gain on
    investments                               --             --
                                        --------       --------
Total dividends and distributions          (0.04)         (0.00)(a)
                                        --------       --------
Net asset value at end of period        $   1.00       $   1.00
                                        ========       ========
Total investment return (b)                 3.53%          0.31%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income                     4.18%+         4.62%+
  Net expenses                              1.00%+         1.00%+
  Expenses (before reimbursement)           1.12%+         1.13%+
Net assets at end of period (in
  000's)                                $152,268       $  6,957

*                The Fund changed its fiscal year end from December 31 to
                 October 31.
**               Sweep Shares Class first offered on December 8, 1998.
***              Unaudited.
+                Annualized.
(a)              Less than one cent per share.
(b)              Total return is calculated exclusive of sales charges and is not annualized.

 102   MainStay Cash Reserves Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MAINSTAY INDEXED BOND FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                               SIX     ONE    FIVE    TEN
BENCHMARKS                                                    MONTHS   YEAR   YEARS  YEARS
CITIGROUP BROAD INVESTMENT GRADE (BIG) BOND INDEX(1)           1.32%   1.88%  6.65%  7.35%
AVERAGE LIPPER GENERAL U.S. GOVERNMENT FUND(2)                  0.56  -0.25   5.31   6.07

 CLASS A SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        -2.13%   -2.11%   5.23%   6.12%
Excluding sales charges    0.90      0.92   5.87    6.44

                                              (in thousands, with sales charges)

                                                                 MAINSTAY INDEXED BOND FUND          CITIGROUP BIG BOND INDEX
                                                                 --------------------------          ------------------------
04/30/94                                                                   970.00                            1000.00
                                                                          1033.00                            1073.00
                                                                          1115.00                            1164.00
                                                                          1181.00                            1248.00
                                                                          1299.00                            1385.00
                                                                          1362.00                            1472.00
                                                                          1371.00                            1490.00
                                                                          1525.00                            1674.00
                                                                          1630.00                            1805.00
                                                                          1795.00                            1994.00
04/30/04                                                                  1811.00                            2032.00

                                                   -- MainStay Indexed Bond Fund
                                                     -- Citigroup BIG Bond Index

 CLASS I SHARES
--------------------------------------------------------------------------------

                            SIX      ONE    FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges          N/A      N/A     N/A     N/A
Excluding sales charges    1.02%    1.17%   6.13%   6.70%

                                              (in thousands, with sales charges)

                                                                 MAINSTAY INDEXED BOND FUND          CITIGROUP BIG BOND INDEX
                                                                 --------------------------          ------------------------
4/30/94                                                                   1000.00                            1000.00
                                                                          1067.00                            1073.00
                                                                          1155.00                            1164.00
                                                                          1226.00                            1248.00
                                                                          1352.00                            1385.00
                                                                          1420.00                            1472.00
                                                                          1433.00                            1490.00
                                                                          1598.00                            1674.00
                                                                          1712.00                            1805.00
                                                                          1890.00                            1994.00
4/30/04                                                                   1912.00                            2032.00

                                                   -- MainStay Indexed Bond Fund
                                                     -- Citigroup BIG Bond Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 3% and an annual 12b-1 fee of .25%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for Class A shares, first offered 1/1/04, includes the historical performance of Class I shares from inception (1/2/91) through 12/31/03 adjusted to reflect the applicable sales charge and fees and expenses for such shares.

1. The Citigroup Broad Investment Grade (BIG) Bond Index--the Citigroup BIG Bond Index--is an unmanaged index that is considered representative of the U.S. investment-grade bond market. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.

2. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

                                                   www.mainstayfunds.com     103

 $1,000 INVESTED IN MAINSTAY INDEXED BOND FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             11/1/03           4/30/04            PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES(1,2)                     $1,000             $  998              $2              $1,048              $3
------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES(3)                       $1,000             $1,010              $2              $1,048              $3
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 121 (to reflect the four-month period).
2. Class A shares were first offered on January 1, 2004. Expenses paid during the period reflect ongoing costs for the four-month period ending April 30, 2004. Had Class A shares been offered for the six months ended April 30, 2004, based on a hypothetical 5% return, expenses paid during the period would be $4, and the ending account value would be $1,046.
3. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

 104   MainStay Indexed Bond Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Paul Cunningham and Eric Greenman of the New York Life Investment Management LLC

MAINSTAY INDEXED BOND FUND

WHAT ECONOMIC FORCES AFFECTED THE INVESTMENT-GRADE BOND MARKET DURING THE SIX MONTHS ENDED APRIL 30, 2004?

Generally, the economy expanded. Real gross domestic product, which had grown at an unusually high 8.2% in the third quarter 2003, advanced 4.1% in the fourth quarter. According to preliminary estimates, real gross domestic product grew at a seasonally adjusted annual rate of 4.4% in the first quarter of 2004.

Through much of the reporting period, disappointing payroll figures grabbed national headlines and dominated the market's attention. This changed in early April 2004, however, when the U.S. Department of Labor announced that some 308,000 jobs had been added in March.

HOW DID THE FEDERAL RESERVE RESPOND TO SIGNS OF ECONOMIC GROWTH?

The Federal Reserve maintained its accommodative fiscal policy. The targeted federal funds rate remained at 1.0%, its lowest level since 1958. As the probability of "an unwelcome fall in inflation" diminished, the Federal Open Market Committee began to suggest that removing its policy accommodation was a possibility, and investors began to anticipate that the FOMC might tighten monetary policy in the future by raising the targeted federal funds rate.

HOW DID THE OVERALL BOND MARKET PERFORM DURING THE REPORTING PERIOD?

As a result of the weak job market, the five-year Treasury yield fell approximately 40 basis points, or 0.40%, during the first five months of the reporting period. When the employment outlook improved, however, Treasury yields reversed course, rising roughly 85 basis points in April 2004. Volatility in the Treasury market clouded the outlook and led to increased volatility elsewhere in the bond market.

Corporate credits provided the strongest performance within the Citigroup Broad Investment Grade (BIG) Bond Index,(1) returning 1.86% overall, AAA-rated bonds(2) gained only 0.93%, AA-rated bonds gained 1.04%, and A-rated bonds gained 1.37%. BBB-rated bonds led the way returning 2.62%.

Mortgage-backed bonds were also relatively strong, returning 1.44% for the six months ended April 30, 2004. Asset-backed securities returned 1.06%, bonds issued by government-sponsored entities returned 0.92%, and U.S. Treasuries returned 0.77%.

HOW DID YOU POSITION THE FUND DURING THE REPORTING PERIOD?

As indexed-fund managers, we seek to track the performance of the Citigroup
(BIG) Bond Index. Since the Fund's portfolio does not contain every security in the Index, however, its performance may vary. The Fund also incurs real-world expenses that a hypothetical index does not, so there may be times when the Fund underperforms the Index. During the reporting period, some of the Fund's underperformance relative to the Citigroup BIG Bond Index resulted from sector and issuer selection.

As in the past, one of the indexing strategies we utilized was to diversify the Fund's holdings in the corporate sector. We are currently buying positions as low as less than 0.1% of the portfolio (primarily BBB credits) to minimize issuer overweights, while striving to achieve neutrality among industries, credit rating categories, and the overall corporate sector.

Past performance is no guarantee of future results. Investment objectives may not be met, as underlying investment options are subject to market risk and fluctuations in value. Index funds generally seek to reflect the performance of an index or an allocation among indices, unlike other funds, whose objectives may, in some cases, involve seeking to outperform an index or other benchmark.
1. See footnote on page 103 for more information on the Citigroup BIG Bond
   Index.
2. Debt rated AAA has the highest rating assigned by Standard & Poor's, and in the opinion of Standard & Poor's, the obligor's capacity to meet its financial commitment on the obligation is extremely strong. Debt rated AA by Standard & Poor's is deemed by Standard & Poor's to differ from the highest-rated issues only in small degree. In the opinion of Standard & Poor's, the obligor's capacity to meet its financial commitment on the obligation is very strong. Debt rated A by Standard & Poor's is deemed by Standard & Poor's to be somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. In the opinion of Standard & Poor's, however, the obligor's capacity to meet its financial commitment on the obligation is still strong. Debt rated BBB by Standard & Poor's is deemed by Standard & Poor's to exhibit adequate protection parameters. It is the opinion of Standard & Poor's, however, that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation than would be the case for debt in higher-rated categories. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

                                                   www.mainstayfunds.com     105

WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE BOND MARKET GOING FORWARD?

As we move into the second half of 2004, several factors may have an impact on performance in the investment-grade bond market. Economic reports that indicate continuing strength in the economy, an improving job market, and/or potential inflation may increase the likelihood of Federal Reserve tightening before the November elections rather than after. Perceived and actual progress in the economic cycle will impact Treasury rates as well as securities that typically trade at a spread to Treasuries. Global issues--including Iraq, terrorist threats, and other sources of uncertainty--could result in rotation to or from different quality sectors.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004
(PORTFOLIO COMPOSITION PIE CHART)

U.S. GOVERNMENT & FEDERAL AGENCIES                                               68.3
Corporate Bonds                                                                  20.70
Short-Term Investments                                                           14.10
Foreign Corporate Bonds                                                           4.00
Yankee Bonds                                                                      1.40
Asset-Backed Securities                                                           1.00
Liabilities in Excess of Cash and Other Assets                                   -9.50

 106   MainStay Indexed Bond Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
LONG-TERM BONDS (95.4%)+
ASSET-BACKED SECURITIES (1.0%)
----------------------------------------------------------------------------------
AIRLINES (0.1%)
Northwest Airlines, Inc.
  Series 2000-1 Class G
  8.072%, due 10/1/19                               $    183,001   $       201,476
                                                                   ---------------

CONSUMER FINANCE (0.5%)
MBNA Credit Card
  Master Note Trust
  Series 2002-A1
  Class A1
  4.95%, due 1/15/07                                   1,000,000         1,051,446
                                                                   ---------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Bank One Issuance Trust Series 2002-A3 Class A3
  3.59%, due 9/15/07                                   1,000,000         1,004,908
                                                                   ---------------
Total Asset-Backed Securities
  (Cost $2,222,569)                                                      2,257,830
                                                                   ---------------

CORPORATE BONDS (20.7%)
----------------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.7%)
Boeing Co. (The)
  6.125%, due 2/15/33                                    250,000           245,168
General Dynamics Corp.
  4.25%, due 5/15/13                                     100,000            93,841
Goodrich Corp.
  6.45%, due 12/15/07                                    100,000           109,088
Honeywell International, Inc.
  7.50%, due 3/1/10                                      100,000           115,418
Litton Industries, Inc.
  8.00%, due 10/15/09                                    100,000           116,342
Lockheed Martin Corp.
  7.65%, due 5/1/16                                      250,000           295,034
Northrop Grumman Corp.
  7.125%, due 2/15/11                                    100,000           112,437
Raytheon Co.
  5.50%, due 11/15/12                                    100,000           101,318
  6.75%, due 8/15/07                                     150,000           164,380
United Technologies Corp.
  6.35%, due 3/1/11                                      250,000           274,275
                                                                   ---------------
                                                                         1,627,301
                                                                   ---------------

AUTO COMPONENTS (0.0%) (E)
Delphi Corp.
  6.50%, due 5/1/09                                      100,000           106,186
                                                                   ---------------

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
AUTOMOBILES (0.6%)
DaimlerChrysler North America Holdings, Inc.
  4.05%, due 6/4/08                                 $    250,000   $       245,567
  6.40%, due 5/15/06                                     250,000           265,990
  8.50%, due 1/18/31                                     250,000           288,928
General Motors Corp.
  8.375%, due 7/15/33                                    500,000           540,759
                                                                   ---------------
                                                                         1,341,244
                                                                   ---------------

BEVERAGES (0.4%)
Anheuser-Busch Cos., Inc.
  5.95%, due 1/15/33                                     250,000           248,612
Coca-Cola Enterprises, Inc.
  8.50%, due 2/1/22                                      252,000           321,140
Pepsi Bottling Holdings, Inc.
  5.625%, due 2/17/09 (a)                                250,000           268,073
                                                                   ---------------
                                                                           837,825
                                                                   ---------------

BUILDING PRODUCTS (0.1%)
Masco Corp.
  6.75%, due 3/15/06                                     100,000           107,240
                                                                   ---------------

CAPITAL MARKETS (2.0%)
Bear Stearns Cos.,
  Inc. (The)
  5.70%, due 11/15/14                                    250,000           254,407
Credit Suisse FirstBoston USA, Inc.
  4.625%, due 1/15/08                                    250,000           257,350
  6.50%, due 1/15/12                                     250,000           273,067
FPL Group Capital, Inc.
  7.375%, due 6/1/09                                     250,000           284,518
Goldman Sachs Group, Inc. (The)
  4.75%, due 7/15/13                                     250,000           237,820
  5.70%, due 9/1/12                                      250,000           257,752
  6.875%, due 1/15/11                                    250,000           278,173
J.P. Morgan Chase & Co.
  6.75%, due 2/1/11                                      500,000           558,557
Lehman Brothers Holdings, Inc.
  6.625%, due 2/5/06                                     250,000           267,053
  7.00%, due 2/1/08                                      250,000           278,464
Merrill Lynch & Co., Inc. Series B
  5.30%, due 9/30/15                                     250,000           246,606
  6.00%, due 2/17/09                                     250,000           269,319

+ Percentages indicated are based on Fund net assets.
* Fund's 10 largest holdings. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------------
CAPITAL MARKETS (CONTINUED)
Morgan Stanley Dean Witter & Co.
  3.625%, due 4/1/08                                $    250,000   $       248,478
  6.10%, due 4/15/06                                     250,000           266,436
  6.60%, due 4/1/12                                      250,000           275,176
Salomon, Smith Barney Holdings, Inc.
  6.875%, due 6/15/05                                    504,000           531,840
                                                                   ---------------
                                                                         4,785,016
                                                                   ---------------

CHEMICALS (0.3%)
Dow Chemical Co. (The)
  6.00%, due 10/1/12                                     100,000           105,595
E.I. du Pont de Nemours & Co.
  4.75%, due 11/15/12                                    250,000           249,130
Eastman Chemical Co.
  7.25%, due 1/15/24                                     100,000           106,407
ICI Wilmington, Inc.
  4.375%, due 12/1/08                                    100,000            99,241
Praxair, Inc.
  3.95%, due 6/1/13                                      100,000            92,207
Rohm & Haas Co.
  7.85%, due 7/15/29                                     100,000           120,446
                                                                   ---------------
                                                                           773,026
                                                                   ---------------
COMMERCIAL BANKS (2.1%)
ABN-Amro Bank N.V.
  7.55%, due 6/28/06                                     403,000           446,841
Bank of America Corp.
  3.875%, due 1/15/08                                    250,000           251,964
  7.40%, due 1/15/11                                     500,000           574,947
Bank One Corp.
  5.90%, due 11/15/11                                    250,000           267,036
  6.875%, due 8/1/06                                     250,000           271,989
Bankers Trust Corp.
  8.25%, due 5/1/05                                      250,000           264,840
Branch Banking & Trust Co.
  Wilson, North Carolina
  4.875%, due 1/15/13                                    100,000            98,255
Fleet National Bank
  5.75%, due 1/15/09                                     250,000           267,632
Key Bank National Association
  5.00%, due 7/17/07                                     100,000           104,879
National City Bank of Pennsylvania
  6.25%, due 3/15/11                                     250,000           273,221

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
COMMERCIAL BANKS (CONTINUED)
PNC Funding Corp.
  7.50%, due 11/1/09                                $    100,000   $       115,150
SunTrust Banks, Inc.
  5.05%, due 7/1/07                                      250,000           262,000
U.S. Bank National Association
  6.375%, due 8/1/11                                     250,000           274,718
UFJ Bank Ltd.
  7.40%, due 6/15/11                                     100,000           111,465
Union Bank of Switzerland-New York
  7.25%, due 7/15/06                                     250,000           273,959
Wachovia Bank National Association
  4.85%, due 7/30/07                                     500,000           523,042
Wells Fargo Bank N.A.
  6.45%, due 2/1/11                                      500,000           551,453
                                                                   ---------------
                                                                         4,933,391
                                                                   ---------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Cendant Corp.
  6.25%, due 1/15/08                                     200,000           216,011
Science Applications International Corp.
  6.25%, due 7/1/12                                      100,000           107,553
Waste Management, Inc.
  7.00%, due 10/15/06                                    100,000           108,792
  7.125%, due 12/15/17                                   100,000           108,893
                                                                   ---------------
                                                                           541,249
                                                                   ---------------

COMMUNICATIONS EQUIPMENT (0.1%)
Motorola, Inc.
  7.50%, due 5/15/25                                     100,000           108,097
  7.60%, due 1/1/07                                      100,000           108,564
                                                                   ---------------
                                                                           216,661
                                                                   ---------------

COMPUTERS & PERIPHERALS (0.2%)
Hewlett-Packard Co.
  3.625%, due 3/15/08                                    250,000           249,200
International Business Machines Corp.
  4.25%, due 9/15/09                                     150,000           151,306
  6.50%, due 1/15/28                                     100,000           105,485
                                                                   ---------------
                                                                           505,991
                                                                   ---------------

CONSTRUCTION MATERIALS (0.0%) (E)
CRH America, Inc.
  5.30%, due 10/15/13                                    100,000            99,264
                                                                   ---------------

 108   MainStay Indexed Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------------
CONSUMER FINANCE (2.1%)
American Express Credit Corp.
  3.00%, due 5/16/08                                $    250,000   $       242,996
Aristar, Inc.
  6.875%, due 5/15/11                                    100,000           114,193
Capital One Bank
  6.875%, due 2/1/06                                     100,000           106,613
CitiFinancial Credit Co.
  8.70%, due 6/15/10                                     227,000           274,313
Deere (John) Capital Corp.
  7.00%, due 3/15/12                                     250,000           282,997
Ford Motor Credit Co.
  6.50%, due 1/25/07                                     250,000           265,111
  7.00%, due 10/1/13                                     250,000           257,108
  7.25%, due 10/25/11                                    250,000           265,278
  7.375%, due 2/1/11                                     500,000           534,663
  7.875%, due 6/15/10                                    504,000           553,703
General Motors Acceptance Corp.
  5.85%, due 1/14/09                                     100,000           103,149
  6.125%, due 9/15/06                                    250,000           263,829
  6.75%, due 1/15/06                                     250,000           264,726
  6.875%, due 8/28/12                                    250,000           260,665
Household Finance Corp.
  5.75%, due 1/30/07                                     250,000           266,245
  6.375%, due 10/15/11                                   250,000           271,248
  6.40%, due 6/17/08                                     250,000           272,942
MBNA America Bank
  5.375%, due 1/15/08                                    300,000           313,763
SLM Corp.
  5.625%, due 8/1/33                                     100,000            91,423
                                                                   ---------------
                                                                         5,004,965
                                                                   ---------------

DIVERSIFIED FINANCIAL SERVICES (0.8%)
CIT Group, Inc.
  7.75%, due 4/2/12                                      250,000           288,690
Citigroup, Inc.
  5.00%, due 3/6/07                                      250,000           262,332
  5.875%, due 2/22/33                                    250,000           238,162
Mellon Funding Corp.
  5.00%, due 12/1/14                                     250,000           245,248
National Rural Utilities
  Cooperative Finance Corp.
  5.75%, due 8/28/09                                     250,000           266,396
NiSource Finance Corp.
  7.625%, due 11/15/05                                   100,000           107,413

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Verizon Global Funding Corp.
  6.125%, due 6/15/07                               $    250,000   $       269,703
  7.75%, due 12/1/30                                     250,000           286,060
                                                                   ---------------
                                                                         1,964,004
                                                                   ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
ALLTEL Corp.
  7.00%, due 7/1/12                                      250,000           280,798
AT&T Corp.
  8.75%, due 11/15/31                                    250,000           264,580
BellSouth Corp.
  6.875%, due 10/15/31                                   250,000           264,845
CenturyTel, Inc., Series H
  8.375%, due 10/15/10                                   100,000           114,532
Citizens Communications Co.
  9.25%, due 5/15/11                                     100,000           105,243
SBC Communications, Inc.
  6.25%, due 3/15/11                                     250,000           269,734
Sprint Capital Corp.
  8.375%, due 3/15/12                                    500,000           586,824
Verizon Pennsylvania Series A
  5.65%, due 11/15/11                                    250,000           258,328
                                                                   ---------------
                                                                         2,144,884
                                                                   ---------------
ELECTRIC UTILITIES (1.3%)
American Electric Power Co., Inc.
  5.375%, due 3/15/10                                    200,000           206,813
Arizona Public Service Co.
  6.375%, due 10/15/11                                   100,000           107,486
CenterPoint Energy Houston Electric LLC, Series K2
  6.95%, due 3/15/33                                     100,000           108,415
Consolidated Edison Co. of New York, Series 2002 A
  5.625%, due 7/1/12                                     100,000           104,812
Consumers Energy Co. Series B
  5.375%, due 4/15/13                                    100,000            98,423
Dominion Resources, Inc.
  5.00%, due 3/15/13                                     100,000            97,199
  Series B
  6.25%, due 6/30/12                                     400,000           426,739
DTE Energy Co.
  7.05%, due 6/1/11                                      100,000           110,199
Exelon Corp.
  6.75%, due 5/1/11                                      200,000           220,790

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
FirstEnergy Corp.
  Series B
  6.45%, due 11/15/11                               $    200,000   $       210,560
MidAmerican Energy Holdings Co.
  5.875%, due 10/1/12                                    100,000           103,368
Northern States Power Co.
  6.875%, due 8/1/09                                     100,000           111,738
Oncor Electric Delivery Co.
  6.375%, due 5/1/12                                     100,000           108,341
  7.00%, due 9/1/22                                      100,000           107,623
Pepco Holdings, Inc.
  6.45%, due 8/15/12                                     100,000           106,574
Progress Energy, Inc.
  6.85%, due 4/15/12                                     250,000           274,324
PSI Energy, Inc.
  5.00%, due 9/15/13                                     100,000            97,579
Southern California Edison Co.
  5.00%, due 1/15/14                                     100,000            98,104
Southern Power Co.
  Series B
  6.25%, due 7/15/12                                     100,000           106,574
Union Electric Co.
  4.65%, due 10/1/13                                     100,000            96,659
Wisconsin Energy Corp.
  6.50%, due 4/1/11                                      100,000           108,961
                                                                   ---------------
                                                                         3,011,281
                                                                   ---------------

ELECTRICAL EQUIPMENT (0.1%)
Emerson Electric Co.
  7.125%, due 8/15/10                                    250,000           285,417
                                                                   ---------------

ENERGY EQUIPMENT & SERVICES (0.1%)
Halliburton Co.
  5.50%, due 10/15/10                                    100,000           102,195
Transocean, Inc.
  7.375%, due 4/15/18                                    100,000           114,933
                                                                   ---------------
                                                                           217,128
                                                                   ---------------

FOOD & STAPLES RETAILING (0.4%)
Albertson's, Inc.
  8.00%, due 5/1/31                                      100,000           114,742
Kroger Co. (The)
  5.50%, due 2/1/13                                      250,000           252,568
Safeway, Inc.
  5.80%, due 8/15/12                                     100,000           102,727

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
FOOD & STAPLES RETAILING (CONTINUED)
Wal-Mart Stores, Inc.
  6.875%, due 8/10/09                               $    250,000   $       282,234
  7.55%, due 2/15/30                                     100,000           119,892
                                                                   ---------------
                                                                           872,163
                                                                   ---------------

FOOD PRODUCTS (0.9%)
Archer-Daniels-Midland Co.
  8.125%, due 6/1/12                                     250,000           303,208
Campbell Soup Co.
  4.875%, due 10/1/13                                    100,000            98,477
ConAgra Foods, Inc.
  6.00%, due 9/15/06                                     100,000           106,459
  7.875%, due 9/15/10                                    100,000           116,518
General Mills, Inc.
  5.125%, due 2/15/07                                    100,000           104,921
H.J. Heinz Finance Co.
  6.625%, due 7/15/11                                    250,000           278,929
Kellogg Co.
  Series B
  6.00%, due 4/1/06                                      100,000           106,156
Kraft Foods, Inc.
  6.25%, due 6/1/12                                      250,000           267,794
Sara Lee Corp.
  6.25%, due 9/15/11                                     250,000           273,692
Tyson Foods, Inc.
  7.25%, due 10/1/06                                     140,000           151,502
Unilever Capital Corp.
  6.875%, due 11/1/05                                    285,000           304,307
                                                                   ---------------
                                                                         2,111,963
                                                                   ---------------

GAS UTILITIES (0.2%)
KeySpan Corp.
  4.65%, due 4/1/13                                      100,000            96,453
Kinder Morgan Energy Partners, L.P.
  6.75%, due 3/15/11                                     100,000           109,380
  7.125%, due 3/15/12                                    150,000           168,159
Sempra Energy
  6.00%, due 2/1/13                                      100,000           104,473
                                                                   ---------------
                                                                           478,465
                                                                   ---------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
HCA, Inc.
  6.75%, due 7/15/13                                     100,000           102,811
  7.125%, due 6/1/06                                     100,000           106,330
Lion Connecticut Holdings, Inc.
  7.625%, due 8/15/26                                    254,000           285,086
                                                                   ---------------
                                                                           494,227
                                                                   ---------------

 110   MainStay Indexed Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (0.1%)
Harrah's Operating Co., Inc.
  8.00%, due 2/1/11                                 $    100,000   $       115,525
                                                                   ---------------

HOUSEHOLD DURABLES (0.1%)
Centex Corp.
  7.50%, due 1/15/12                                     100,000           113,978
Pulte Homes, Inc.
  7.875%, due 8/1/11                                     100,000           114,631
                                                                   ---------------
                                                                           228,609
                                                                   ---------------

HOUSEHOLD PRODUCTS (0.1%)
Procter & Gamble Co. (The)
  6.875%, due 9/15/09                                    250,000           284,090
                                                                   ---------------

INDUSTRIAL CONGLOMERATES (0.2%)
Textron, Inc.
  6.375%, due 7/15/04                                    504,000           508,699
                                                                   ---------------

INSURANCE (0.5%)
AIG SunAmerican Global Financing VI
  6.30%, due 5/10/11(a)                                  250,000           270,211
Allstate Corp. (The)
  7.20%, due 12/1/09                                     100,000           115,003
Aon Corp.
  7.375%, due 12/14/12                                   100,000           112,376
Chubb Corp. (The)
  5.20%, due 4/1/13                                      100,000            99,483
Hartford Financial Services
  Group, Inc. (The)
  7.90%, due 6/15/10                                     100,000           116,785
MetLife, Inc.
  6.125%, due 12/1/11                                    100,000           108,158
SAFECO Corp.
  4.20%, due 2/1/08                                      100,000           102,048
Travelers Property Casualty Corp.
  5.00%, due 3/15/13                                     100,000            97,903
UnumProvident Corp.
  7.625%, due 3/1/11                                     100,000           102,725
                                                                   ---------------
                                                                         1,124,692
                                                                   ---------------
INTERNET & CATALOG RETAIL (0.0%) (E)
InterActive Corp.
  7.00%, due 1/15/13                                     100,000           108,804
                                                                   ---------------

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
IT SERVICES (0.1%)
Computer Sciences Corp.
  5.00%, due 2/15/13                                $    100,000   $        98,597
Electronic Data Systems Corp.
  Series B
  6.00%, due 8/1/13                                      100,000            92,939
First Data Corp.
  4.70%, due 8/1/13                                      100,000            97,557
                                                                   ---------------
                                                                           289,093
                                                                   ---------------

MACHINERY (0.1%)
Caterpillar, Inc.
  8.00%, due 2/15/23                                     250,000           304,230
                                                                   ---------------

MEDIA (1.2%)
Belo Corp.
  8.00%, due 11/1/08                                     100,000           114,607
Clear Channel Communications, Inc.
  6.00%, due 11/1/06                                     100,000           106,391
  7.65%, due 9/15/10                                     100,000           114,267
Comcast Cable Communications, Inc.
  7.125%, due 6/15/13                                    250,000           277,068
Comcast Corp.
  5.50%, due 3/15/11                                     250,000           256,133
  7.05%, due 3/15/33                                     100,000           105,199
Cox Communications, Inc.
  7.75%, due 8/15/06-11/1/10                             200,000           224,809
Liberty Media Corp.
  8.25%, due 2/1/30                                      100,000           115,438
News America, Inc.
  6.55%, due 3/15/33                                     100,000           101,555
  7.25%, due 5/18/18                                     100,000           111,010
Time Warner, Inc.
  5.625%, due 5/1/05                                     250,000           259,072
  6.625%, due 5/15/29                                    250,000           246,479
  6.75%, due 4/15/11                                     250,000           272,017
Viacom, Inc.
  5.625%, due 8/15/12                                    250,000           260,293
Walt Disney Co. (The)
  6.375%, due 3/1/12                                     250,000           270,698
                                                                   ---------------
                                                                         2,835,036
                                                                   ---------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------------
METALS & MINING (0.2%)
Alcoa, Inc.
  6.00%, due 1/15/12                                $    250,000   $       269,671
Phelps Dodge Corp.
  8.75%, due 6/1/11                                      100,000           120,601
                                                                   ---------------
                                                                           390,272
                                                                   ---------------

MULTILINE RETAIL (0.2%)
Federated Department Stores, Inc.
  6.625%, due 9/1/08                                     100,000           109,487
May Department Stores Co. (The)
  6.70%, due 9/15/28                                     100,000           103,118
Target Corp.
  5.875%, due 3/1/12                                     150,000           159,754
  7.00%, due 7/15/31                                     100,000           111,373
                                                                   ---------------
                                                                           483,732
                                                                   ---------------
MULTI-UTILITIES & UNREGULATED POWER (0.3%)
Constellation Energy Group, Inc.
  6.125%, due 9/1/09                                     100,000           107,246
Duke Energy Corp.
  6.45%, due 10/15/32                                    250,000           245,768
Pacific Electric & Gas Co.
  6.05%, due 3/1/34                                      150,000           141,855
PSE&G Power LLC
  7.75%, due 4/15/11                                     100,000           115,134
Scana Corp.
  6.25%, due 2/1/12                                      100,000           107,593
                                                                   ---------------
                                                                           717,596
                                                                   ---------------

OIL & GAS (1.2%)
Amerada Hess Corp.
  7.30%, due 8/15/31                                     100,000           101,894
Amoco Co.
  6.50%, due 8/1/07                                      250,000           274,681
Anadarko Petroleum Corp.
  5.375%, due 3/1/07                                     250,000           264,041
Burlington Resources, Inc.
  7.375%, due 3/1/29                                     104,000           117,500
Conoco, Inc.
  6.35%, due 4/15/09                                     250,000           274,351
ConocoPhillips
  5.90%, due 10/15/32                                    250,000           243,276

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
OIL & GAS (CONTINUED)
Devon Financing Corp. ULC
  6.875%, due 9/30/11                               $    200,000   $       222,049
Enterprise Products Partners L.P.
  Series B
  6.875%, due 3/1/33                                     100,000            98,690
Kerr-McGee Corp.
  6.625%, due 10/15/07                                   100,000           108,735
Marathon Oil Corp.
  6.80%, due 3/15/32                                     100,000           105,428
Occidental Petroleum Corp.
  7.20%, due 4/1/28                                      100,000           111,969
Pemex Project Funding Master Trust
  7.375%, due 12/15/14                                   350,000           365,750
Texaco Capital, Inc.
  9.75%, due 3/15/20                                     176,000           252,252
Union Oil Co. of California
  7.35%, due 6/15/09                                     100,000           113,671
Valero Energy Corp.
  7.50%, due 4/15/32                                     100,000           112,382
                                                                   ---------------
                                                                         2,766,669
                                                                   ---------------

PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.
  5.25%, due 4/1/16                                      100,000            94,732
  5.85%, due 10/30/12                                    100,000           103,236
MeadWestvaco Corp.
  6.85%, due 4/1/12                                      100,000           108,505
Weyerhaeuser Co.
  6.75%, due 3/15/12                                     200,000           219,251
  7.375%, due 3/15/32                                    100,000           109,552
                                                                   ---------------
                                                                           635,276
                                                                   ---------------

PHARMACEUTICALS (0.5%)
Bristol-Myers Squibb Co.
  5.75%, due 10/1/11                                     250,000           263,840
Merck & Co., Inc.
  4.375%, due 2/15/13                                    250,000           242,797
Pfizer, Inc.
  4.65%, due 3/1/18                                      250,000           233,039
Schering-Plough Corp.
  6.50%, due 12/1/33                                     100,000           101,420
Wyeth
  5.50%, due 3/15/13                                     250,000           250,155
                                                                   ---------------
                                                                         1,091,251
                                                                   ---------------

 112   MainStay Indexed Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------------
REAL ESTATE (0.2%)
Boston Properties, Inc.
  6.25%, due 1/15/13                                $    100,000   $       105,605
EOP Operating LP
  7.75%, due 11/15/07                                    175,000           198,093
ERP Operating LP
  6.95%, due 3/2/11                                      100,000           110,888
Simon Property Group, L.P.
  5.375%, due 8/28/08                                    100,000           104,550
                                                                   ---------------
                                                                           519,136
                                                                   ---------------

ROAD & RAIL (0.4%)
Burlington Northern Santa Fe Corp.
  6.75%, due 7/15/11                                     100,000           111,616
  7.125%, due 12/15/10                                   100,000           112,706
CSX Corp.
  6.30%, due 3/15/12                                     100,000           106,645
  7.95%, due 5/1/27                                      100,000           116,913
Norfolk Southern Corp.
  7.80%, due 5/15/27                                     250,000           289,842
Union Pacific Corp.
  6.125%, due 1/15/12                                    100,000           106,939
                                                                   ---------------
                                                                           844,661
                                                                   ---------------

SPECIALTY RETAIL (0.1%)
Lowe's Cos., Inc.
  6.875%, due 2/15/28                                    100,000           109,597
                                                                   ---------------

THRIFTS & MORTGAGE FINANCE (0.9%)
Countrywide Home Loans, Inc.
  3.25%, due 5/21/08                                     250,000           242,694
  5.625%, due 5/15/07                                    100,000           106,080
General Electric Capital Corp.
  5.00%, due 6/15/07                                     250,000           262,145
  6.00%, due 6/15/12                                     750,000           799,713
  6.75%, due 3/15/32                                     250,000           269,152
  Series A
  6.80%, due 11/1/05                                     250,000           266,658
Washington Mutual, Inc.
  7.50%, due 8/15/06                                     250,000           274,661
                                                                   ---------------
                                                                         2,221,103
                                                                   ---------------

TOBACCO (0.0%) (E)
Altria Group, Inc.
  7.65%, due 7/1/08                                      100,000           110,373
                                                                   ---------------

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
TRANSPORTATION INFRASTRUCTURE (0.1%)
International Lease Finance Corp.
  Series O
  4.375%, due 11/1/09                               $    250,000   $       250,697
                                                                   ---------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
AT&T Wireless Services, Inc.
  7.35%, due 3/1/06                                      150,000           162,310
  8.125%, due 5/1/12                                     100,000           116,638
  8.75%, due 3/1/31                                      100,000           121,993
Cingular Wireless LLC
  6.50%, due 12/15/11                                    100,000           107,762
                                                                   ---------------
                                                                           508,703
                                                                   ---------------
Total Corporate Bonds
  (Cost $48,137,418)                                                    48,906,735
                                                                   ---------------

FOREIGN CORPORATE BONDS (4.0%)
----------------------------------------------------------------------------------
BEVERAGES (0.1%)
Diageo Capital PLC
  3.375%, due 3/20/08                                    250,000           246,532
                                                                   ---------------

CAPITAL MARKETS (0.2%)
Kreditanstalt fuer Wiederaufbau
  3.375%, due 1/23/08                                    550,000           551,138
                                                                   ---------------

COMMERCIAL BANKS (0.4%)
Bank of Tokyo-Mitsubishi, Ltd.
  8.40%, due 4/15/10                                     100,000           119,829
HSBC Holding PLC
  7.50%, due 7/15/09                                     250,000           286,890
International Bank of
  Reconstruction & Development
  Series C
  (zero coupon), due 3/11/31                             504,000            94,781
Korea Development Bank
  4.25%, due 11/13/07                                    100,000           101,016
Landwirtschaftliche Rentenbank
  Series E
  3.25%, due 6/16/08                                     250,000           246,215
Royal Bank of Scotland Group PLC
  5.00%, due 11/12/13                                    100,000            98,609
                                                                   ---------------
                                                                           947,340
                                                                   ---------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
FOREIGN CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.1%)
Hanson Australia Funding
  5.25%, due 3/15/13                                $    100,000   $        98,182
                                                                   ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
British Telecommunications PLC
  8.375%, due 12/15/10                                   250,000           297,572
Deutsche Telekom International Finance BV
  5.25%, due 7/22/13                                     100,000            99,264
  8.50%, due 6/15/10                                     250,000           295,394
France Telecom S.A.
  9.75%, due 3/1/31                                      250,000           320,613
Koninklijke (Royal) KPN N.V.
  8.00%, due 10/1/10                                     100,000           116,968
Telecom Italia Capital
  6.375%, due 11/15/33 (a)                               100,000            98,082
Telefonica Europe B.V.
  7.35%, due 9/15/05                                     150,000           159,836
  8.25%, due 9/15/30                                     100,000           122,777
Telefonos de Mexico, S.A. de C.V.
  4.50%, due 11/19/08 (a)                                100,000            98,827
                                                                   ---------------
                                                                         1,609,333
                                                                   ---------------

FOREIGN GOVERNMENTS (2.0%)
Canadian Government
  5.25%, due 11/5/08                                     500,000           533,052
Malaysian Government
  7.50%, due 7/15/11                                     100,000           113,850
Province of British Columbia
  5.375%, due 10/29/08                                   250,000           266,153
Province of Nova Scotia
  5.75%, due 2/27/12                                     250,000           266,961
Province of Ontario
  6.00%, due 2/21/06                                     511,000           541,050
Republic of Chile
  5.50%, due 1/15/13                                     100,000           100,620
Republic of Finland
  4.75%, due 3/6/07                                      250,000           261,405
Republic of Italy
  Series DTC
  4.375%, due 10/25/06                                   250,000           258,511
  5.625%, due 6/15/12                                    750,000           800,938
Republic of Korea
  8.875%, due 4/15/08                                    250,000           293,000

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
FOREIGN GOVERNMENTS (CONTINUED)
Republic of Poland
  5.25%, due 1/15/14                                $    100,000   $        99,250
Republic of South Africa
  7.375%, due 4/25/12                                    100,000           109,750
United Mexican States
  6.375%, due 1/16/13                                    550,000           556,874
  7.50%, due 1/14/12                                     250,000           272,500
  Series A
  8.50%, due 2/1/06                                      250,000           273,750
                                                                   ---------------
                                                                         4,747,664
                                                                   ---------------

INSURANCE (0.1%)
Axa
  8.60%, due 12/15/30                                    105,000           130,501
                                                                   ---------------

MEDIA (0.1%)
Intelsat Ltd.
  7.625%, due 4/15/12                                    100,000            99,657
Thomson Corp. (The)
  6.20%, due 1/5/12                                      100,000           108,078
                                                                   ---------------
                                                                           207,735
                                                                   ---------------

METALS & MINING (0.1%)
BHP Finance USA Ltd.
  4.80%, due 4/15/13                                     100,000            98,658
Inco Ltd.
  5.70%, due 10/15/15                                    100,000            99,912
                                                                   ---------------
                                                                           198,570
                                                                   ---------------

MULTI-UTILITIES & UNREGULATED POWER (0.1%)
Hydro-Quebec
  Series JL
  6.30%, due 5/11/11                                     250,000           275,806
                                                                   ---------------

OIL & GAS (0.0%) (E)
EnCana Corp.
  4.75%, due 10/15/13                                    100,000            96,088
                                                                   ---------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Vodafone Group PLC
  7.75%, due 2/15/10                                     250,000           289,505
                                                                   ---------------
Total Foreign Corporate Bonds
  (Cost $9,315,124)                                                      9,398,394
                                                                   ---------------

 114   MainStay Indexed Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (68.3%)
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (1.3%)
Series 405
  1.625%, due 4/15/05                               $  2,000,000   $     2,000,090
Series 430
  2.875%, due 9/15/06                                  1,000,000         1,003,202
                                                                   ---------------
                                                                         3,003,292
                                                                   ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (5.8%)
  1.50%, due 8/15/05                                   1,500,000         1,492,422
  1.875%, due 2/15/06                                  2,000,000         1,984,554
  2.75%, due 8/15/06                                   1,000,000         1,001,850
  2.875%, due 12/15/06                                 3,000,000         3,000,645
  4.50%, due 7/15/13                                   1,000,000           967,787
  5.25%, due 1/15/06                                   3,000,000         3,145,722
  6.25%, due 7/15/32                                   2,000,000         2,124,014
                                                                   ---------------
                                                                        13,716,994
                                                                   ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION
  (MORTGAGE PASS-THROUGH SECURITIES) (12.5%)
  4.50%, due 9/1/18-8/1/33                             2,925,588         2,863,022
  4.50%, due 6/15/19-5/15/34 TBA (b)                   1,000,000           960,000
  5.00%, due 5/1/18-11/1/33                            6,595,984         6,537,923
  5.50%, due 3/1/17-11/1/33                            1,548,530         1,586,017
  *5.50%, due 5/15/34-6/15/34 TBA (b)                  9,500,000         9,479,536
  6.00%, due 12/1/13-4/1/33                            3,556,678         3,668,078
  6.00%, due 5/15/34 TBA (b)                           1,000,000         1,022,812
  6.50%, due 4/1/11-7/1/32                             1,996,533         2,089,321
  7.00%, due 11/1/04-3/1/32                              963,305         1,017,008
  7.50%, due 9/1/11-2/1/32                               351,044           376,927
  8.00%, due 7/1/26                                       21,131            22,998
                                                                   ---------------
                                                                        29,623,642
                                                                   ---------------

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.5%)
  *1.875%, due 9/15/05                              $  4,000,000   $     3,993,692
  3.25%, due 8/15/08                                   2,000,000         1,959,854
  4.25%, due 7/15/07                                   3,000,000         3,089,700
  4.625%, due 10/15/13                                 2,000,000         1,947,108
  5.00%, due 1/15/07                                   1,500,000         1,577,899
  6.21%, due 8/6/38                                      475,000           503,052
                                                                   ---------------
                                                                        13,071,305
                                                                   ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (17.4%)
  4.50%, due 4/1/18-11/1/33                            5,754,644         5,648,860
  4.50%, due 5/15/19 TBA (b)                           1,000,000           984,062
  5.00%, due 10/1/17-11/1/33                           4,060,158         4,054,342
  *5.00%, due 5/15/19-5/15/34 TBA (b)                  6,500,000         6,315,313
  5.50%, due 6/1/16-12/1/33                            6,893,201         6,910,409
  5.50%, due 5/15/19-5/15/34 TBA (b)                   2,000,000         2,009,219
  6.00%, due 6/1/16-5/1/33                             5,461,520         5,605,205
  6.00%, due 5/15/34 TBA (b)                           1,500,000         1,534,218
  6.50%, due 3/1/11-9/1/32                             5,000,416         5,217,140
  7.00%, due 2/1/09-5/1/32                             2,093,977         2,217,754
  7.50%, due 1/1/28-8/1/31                               249,064           266,441
  8.00%, due 7/1/07-1/1/28                               211,639           229,830
  9.50%, due 3/1/16-9/1/19                               212,666           235,530
                                                                   ---------------
                                                                        41,228,323
                                                                   ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (4.3%)
  5.00%, due 7/5/33-8/15/33                            1,432,842         1,394,112
  5.50%, due 3/15/33-9/15/33                           2,221,086         2,223,957
  5.50%, due 5/15/34 TBA (b)                             500,000           500,000
  6.00%, due 3/20/29-12/15/32                          1,598,905         1,641,401
  6.00%, due 5/15/34 TBA (b)                             500,000           512,500
  6.50%, due 2/15/29-10/15/32                          1,820,111         1,901,592
  7.00%, due 3/15/07-8/15/32                           1,097,993         1,167,064
  7.50%, due 8/15/08-3/15/32                             505,631           543,384

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
----------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (CONTINUED)
  8.00%, due 6/15/26-11/15/30                       $    187,999   $       205,221
  8.50%, due 7/15/26-11/15/26                             18,091            19,903
                                                                   ---------------
                                                                        10,109,134
                                                                   ---------------

UNITED STATES TREASURY BONDS (5.1%)
  *5.375%, due 2/15/31                                 4,500,000         4,559,063
  6.00%, due 2/15/26                                   2,500,000         2,703,515
  6.25%, due 5/15/30                                   1,007,000         1,131,655
  7.50%, due 11/15/16                                    403,000           501,027
  8.50%, due 2/15/20                                     201,000           273,839
  8.75%, due 5/15/17-8/15/20                             756,000         1,047,690
  8.875%, due 2/15/19                                    302,000           421,243
  9.875%, due 11/15/15                                   302,000           439,056
  10.375%, due 11/15/12                                  252,000           312,411
  11.25%, due 2/15/15                                    201,000           313,458
  12.75%, due 11/15/10                                   201,000           232,830
                                                                   ---------------
                                                                        11,935,787
                                                                   ---------------

UNITED STATES TREASURY NOTES (16.4%)
  *1.125%, due 6/30/05                                 3,500,000         3,476,347
  *1.625%, due 10/31/05-2/28/06                        8,000,000         7,948,048
  *2.00%, due 5/15/06                                  5,000,000         4,966,405
  2.125%, due 8/31/04                                  1,000,000         1,003,477
  *2.375%, due 8/15/06                                 5,000,000         4,985,350
  *2.625%, due 11/15/06                                5,000,000         4,996,485
  2.875%, due 6/30/04                                  1,511,000         1,515,663
  *4.00%, due 2/15/14                                  5,250,000         5,043,281
  4.75%, due 11/15/08                                  1,007,000         1,059,750
  5.00%, due 2/15/11                                     648,000           683,564
  6.00%, due 8/15/09                                     327,000           362,715
  6.125%, due 8/15/07                                    705,000           773,489

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
UNITED STATES TREASURY NOTES (CONTINUED)
  6.75%, due 5/15/05                                $  1,511,000   $     1,589,501
  7.50%, due 2/15/05                                     302,000           316,180
                                                                   ---------------
                                                                        38,720,255
                                                                   ---------------
Total U.S. Government & Federal Agencies
  (Cost $161,926,179)                                                  161,408,732(d)
                                                                   ---------------

YANKEE BONDS (1.4%) (F)
----------------------------------------------------------------------------------
COMMERCIAL BANKS (0.6%)
Abbey National PLC
  7.95%, due 10/26/29                                    100,000           120,184
Australia & New Zealand Banking Group Ltd.
  7.55%, due 9/15/06                                     353,000           387,997
Inter-American Development Bank
  6.80%, due 10/15/25                                    604,000           685,315
Santander Financial Issuances
  6.375%, due 2/15/11                                    250,000           272,184
                                                                   ---------------
                                                                         1,465,680
                                                                   ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
TELUS Corp.
  7.50%, due 6/1/07                                      100,000           110,504
                                                                   ---------------

FOREIGN GOVERNMENTS (0.3%)
Province of Manitoba
  5.50%, due 10/1/08                                     250,000           266,413
Province of Quebec
  Series NJ
  7.50%, due 7/15/23                                     302,000           367,637
                                                                   ---------------
                                                                           634,050
                                                                   ---------------

GAS UTILITIES (0.0%) (E)
TransCanada Pipelines Ltd.
  4.00%, due 6/15/13                                     100,000            92,052
                                                                   ---------------

INDUSTRIAL CONGLOMERATES (0.1%)
Tyco International Group SA
  6.375%, due 10/15/11                                   250,000           263,254
                                                                   ---------------

METALS & MINING (0.0%) (E)
Alcan, Inc.
  6.45%, due 3/15/11                                     100,000           108,565
                                                                   ---------------

 116   MainStay Indexed Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
YANKEE BONDS (CONTINUED)
----------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER (0.0%) (E)
United Utilities PLC
  5.375%, due 2/1/19                                $    100,000   $        94,395
                                                                   ---------------

OIL & GAS (0.2%)
Canadian National Resources Ltd.
  5.45%, due 10/1/12                                     100,000           102,014
Norsk Hydro ASA
  7.25%, due 9/23/27                                     250,000           284,454
Petro-Canada
  4.00%, due 7/15/13                                     100,000            90,553
                                                                   ---------------
                                                                           477,021
                                                                   ---------------
ROAD & RAIL (0.1%)
Canadian National Railway Co.
  6.375%, due 10/15/11                                   100,000           108,955
                                                                   ---------------
Total Yankee Bonds
  (Cost $3,203,833)                                                      3,354,476
                                                                   ---------------

Total Long-Term Bonds
  (Cost $224,805,123)                                                  225,326,167
                                                                   ---------------
SHORT-TERM INVESTMENTS (14.1%) (C)
----------------------------------------------------------------------------------
COMMERCIAL PAPER (13.1%)
Ciesco LP
  1.021%, due 5/7/04                                   5,000,000         4,999,149
Countrywide Home Loans, Inc.
  1.051%, due 5/13/04                                  5,711,000         5,709,001
E.I. du Pont de Nemours & Co.
  1.00%, due 5/3/04                                    1,816,000         1,815,899
Morgan Stanley Dean Witter & Co.
  1.03%, due 5/10/04                                   3,000,000         2,999,227

                                                       PRINCIPAL
                                                          AMOUNT             VALUE
COMMERCIAL PAPER (CONTINUED)
South Carolina Electric & Gas Co.
  1.051%, due 5/19/04                               $  5,000,000   $     4,997,374
Three Rivers Funding Corp.
  1.031%, due 5/17/04                                  5,000,000         4,997,710
UBS Finance Delaware LLC
  1.02%, due 5/3/04                                    5,570,000         5,569,685
                                                                   ---------------
Total Commercial Paper (Cost $31,088,045)                               31,088,045
                                                                   ---------------

U.S. GOVERNMENT (1.0%)
United States Treasury Bills
  0.983%, due 8/26/04                                  2,000,000         1,993,662
  1.010%, due 9/2/04                                     300,000           298,966
                                                                   ---------------
Total U.S. Government (Cost $2,292,431)                                  2,292,628
                                                                   ---------------
Total Short-Term
  Investments (Cost $33,380,476)                                        33,380,673
                                                                   ---------------
Total Investments (Cost $258,185,599) (g)                  109.5%      258,706,840(h)
Liabilities in Excess of Cash and Other Assets              (9.5)      (22,538,246)
                                                            ------    ------------
Net Assets                                                 100.0%  $   236,168,594
                                                           ======= ===============

                                                       CONTRACTS         UNREALIZED
                                                            LONG   DEPRECIATION (I)
FUTURES CONTRACTS (-0.1%)
-----------------------------------------------------------------------------------
United States Treasury Note
  June 2004 (5 Year)                                          69   $      (129,284)
                                                                   ---------------
Total Futures Contracts
  (Settlement Value
  $7,585,688) (d)                                                  $      (129,284)
                                                                   ===============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

(a)  May be sold to institutional investors only.
(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date.
     The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at April 30, 2004 is $23,305,160.
(c) Segregated, partially segregated or designated as collateral for futures contracts and TBAs.
(d)  The combined market value of U.S. Government and Federal
     Agencies investments and settlement value of U.S.
     Treasury Note futures contracts represents 71.8% of net assets.
(e)  Less than one tenth of a percent.
(f) Yankee bond--dollar-denominated bond issued in the United States by foreign banks and corporations.
(g) The cost for federal income tax purposes is $258,332,733.
(h)  At April 30, 2004 net unrealized appreciation was
     $374,107, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,365,841 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,991,734.
(i) Represents the difference between the value of the con-tracts at the time they were opened and the value at April 30, 2004.

 118   MainStay Indexed Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $258,185,599)                $258,706,840
Cash                                                     188
Receivables:
  Investment securities sold                       7,235,381
  Interest                                         2,011,348
  Fund shares sold                                   481,032
Other assets                                          15,936
                                                ------------
    Total assets                                 268,450,725
                                                ------------
LIABILITIES:
Payables:
  Investment securities purchased                 31,449,356
  Manager                                             65,442
  Fund shares redeemed                                36,928
  Transfer agent                                      19,038
  Custodian                                           15,043
  NYLIFE Distributors                                  8,587
  Variation margin on futures contracts                2,879
  Directors                                               60
Accrued expenses                                      65,619
Dividend payable                                     619,179
                                                ------------
    Total liabilities                             32,282,131
                                                ------------
Net assets                                      $236,168,594
                                                ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.001 per share)
  500 million shares authorized
  Class A                                       $      3,895
  Class I                                             17,916
Additional paid-in capital                       238,286,131
Accumulated undistributed net investment
  income                                             619,925
Accumulated net realized loss on investments
  and futures contracts                           (3,151,230)
Net unrealized appreciation on investments and
  futures contracts                                  391,957
                                                ------------
Net assets                                      $236,168,594
                                                ============
CLASS A
Net assets applicable to outstanding shares     $ 42,155,147
                                                ============
Shares of capital stock outstanding                3,894,542
                                                ============
Net asset value per share outstanding           $      10.82
Maximum sales charge (3.00% of offering price)          0.33
                                                ------------
Maximum offering price per share outstanding    $      11.15
                                                ============
CLASS I
Net assets applicable to outstanding shares     $194,013,447
                                                ============
Shares of capital stock outstanding               17,916,454
                                                ============
Net asset value and offering price per share
  outstanding                                   $      10.83
                                                ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                       $ 4,446,300
                                                 -----------
EXPENSES:
  Manager                                            567,360
  Professional                                        40,263
  Transfer agent                                      33,960
  Service -- Class A                                  32,884
  Service -- Service Class                            14,118
  Portfolio pricing                                   32,307
  Custodian                                           30,300
  Shareholder communication                           14,647
  Directors                                           12,171
  Registration                                         1,958
  Miscellaneous                                       20,218
                                                 -----------
    Total expenses before reimbursement              800,186
  Expense reimbursement from Manager                (185,823)
                                                 -----------
    Net expenses                                     614,363
                                                 -----------
Net investment income                              3,831,937
                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from:
  Security transactions                              507,290
  Futures transactions                               179,292
                                                 -----------
Net realized gain on investments                     686,582
                                                 -----------
Net change in unrealized appreciation on
  investments:
  Security transactions                           (2,398,196)
  Futures transactions                              (161,486)
                                                 -----------
Net unrealized loss on investments                (2,559,682)
                                                 -----------
Net realized and unrealized loss on investments   (1,873,100)
                                                 -----------
Net increase in net assets resulting from
  operations                                     $ 1,958,837
                                                 ===========

 120   MainStay Indexed Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                              2004           2003
INCREASE IN NET ASSETS:
Operations:
 Net investment income                $  3,831,937   $  5,782,093
 Net realized gain on investments
  and futures contracts                    686,582      1,010,704
 Net change in unrealized
  appreciation (depreciation) on
  investments and futures contracts     (2,559,682)    (1,651,848)
                                      ---------------------------
 Net increase in net assets
  resulting from operations              1,958,837      5,140,949
                                      ---------------------------
Dividends to shareholders:
 From net investment income:
   Class A                                (402,182)            --
   Class I                              (2,980,190)    (5,405,294)
   Service Class                          (156,873)      (688,954)
                                      ---------------------------
 Total dividends to shareholders        (3,539,245)    (6,094,248)
                                      ---------------------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class A                              52,974,525             --
   Class I                              31,698,052    114,645,556
   Service Class                         5,080,305     27,017,252
 Net asset value of shares issued to shareholders
  in reinvestment of dividends:
   Class A                                 298,392             --
   Class I                               2,461,381      5,371,984
   Service Class                           156,825        688,954
                                      ---------------------------
                                        92,669,480    147,723,746
 Cost of shares redeemed:
   Class A                             (45,076,253)            --
   Class I                             (22,988,783)   (60,146,907)
   Service Class                        (1,721,780)   (14,596,471)
                                      ---------------------------
                                       (69,786,816)   (74,743,378)
                                      ---------------------------
    Increase in net assets derived
     from capital share transactions    22,882,664     72,980,368
                                      ---------------------------
    Net increase in net assets          21,302,256     72,027,069
NET ASSETS:
Beginning of period                    214,866,338    142,839,269
                                      ---------------------------
End of period                         $236,168,594   $214,866,338
                                      ===========================
Accumulated undistributed net
 investment income at end of period   $    619,925   $    327,233
                                      ===========================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                          CLASS A                                             CLASS I
                         ----------   ---------------------------------------------------------------------------------------
                         JANUARY 1,      SIX                                                  JANUARY 1,
                           2004**      MONTHS                                                    1999
                          THROUGH       ENDED                                                   THROUGH           YEAR ENDED
                         APRIL 30,    APRIL 30,            YEAR ENDED OCTOBER 31,             OCTOBER 31,        DECEMBER 31,
                          2004***      2004***      2003       2002       2001       2000        1999*               1998
Net asset value at
  beginning of period     $ 10.95     $  10.89    $  10.86   $  11.21   $ 10.73    $  10.76    $  10.93            $  10.74
                          -------     --------    --------   --------   -------    --------    --------            --------
Net investment income        0.12         0.18        0.39       0.52(c)    0.65(c)(d)     0.72      0.62              0.69
Net realized and
  unrealized gain
  (loss) on investments     (0.14)       (0.07)       0.04       0.08      0.72(d)     0.00(b)     (0.79)              0.19
                          -------     --------    --------   --------   -------    --------    --------            --------
Total from investment
  operations                (0.02)        0.11        0.43       0.60      1.37        0.72       (0.17)               0.88
                          -------     --------    --------   --------   -------    --------    --------            --------
Less dividends:
  From net investment
    income                  (0.11)       (0.17)      (0.40)     (0.95)    (0.89)      (0.75)        --                (0.69)
                          -------     --------    --------   --------   -------    --------    --------            --------
Net asset value at end
  of period               $ 10.82     $  10.83    $  10.89   $  10.86   $ 11.21    $  10.73    $  10.76            $  10.93
                          =======     ========    ========   ========   =======    ========    ========            ========
Total investment return
  (a)                       (0.23%)       1.02%       3.97%      5.92%    13.44%       7.27%      (1.56%)              8.21%
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income      3.17%+       3.42%+      3.39%      4.83%     6.00%(d)     6.63%      6.42%+              6.37%
  Net expenses               0.75%+       0.50%+      0.50%      0.50%     0.50%       0.50%       0.50%+              0.50%
  Expenses (before
    reimbursement)           0.91%+       0.66%+      0.68%      0.74%     0.71%       0.63%       0.62%+              0.65%
Portfolio turnover rate        45%          45%        110%        56%       57%         20%         31%                 14%
Net assets at end of
  period (in 000's)       $42,155     $194,013    $184,051   $125,169   $81,890    $136,033    $145,427            $156,244

*    The Fund changed its fiscal year end from December 31 to
     October 31.
**   Commencement of Operations.
***  Unaudited.
+    Annualized.
(a)  Total return is calculated exclusive of sales charges and is not annualized.
(b)  Less than one cent per share.
(c)  Per share data based on average shares outstanding during the period.
(d)  As required, effective November 1, 2000, the Fund has
     adopted the provisions of the AICPA Audit and Accounting
     Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to November 1, 2000 have not been restated to reflect this change in presentation.

                                                              CLASS I
                                                              -------
Decrease net investment income                                ($0.02)
Increase net realized and unrealized gains and losses           0.02
Decrease ratio of net investment income                        (0.16%)

 122   MainStay Indexed Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

MAINSTAY INTERMEDIATE TERM BOND FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                              SIX     ONE     FIVE    TEN
BENCHMARKS                                                   MONTHS   YEAR   YEARS   YEARS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX(1)                    1.25%   1.82%   6.66%   7.34%
AVERAGE LIPPER INTERMEDIATE INVESTMENT GRADE FUND(2)          1.17    1.91    5.86    6.55

 CLASS A SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        -3.73%   -3.42%   4.22%   5.55%
Excluding sales charges    0.81     1.14    5.18    6.04

                                              (in thousands, with sales charges)

                                                                 MAINSTAY INTERMEDIATE TERM         LEHMAN BROTHERS AGGREGATE
                                                                         BOND FUND                          BOND INDEX
                                                                 --------------------------         -------------------------
4/30/94                                                                    955.00                            1000.00
                                                                          1011.00                            1073.00
                                                                          1090.00                            1166.00
                                                                          1159.00                            1248.00
                                                                          1269.00                            1385.00
                                                                          1333.00                            1472.00
                                                                          1325.00                            1490.00
                                                                          1478.00                            1675.00
                                                                          1552.00                            1806.00
                                                                          1697.00                            1995.00
4/30/04                                                                   1716.00                            2031.00

                                         -- MainStay Intermediate Term Bond Fund
                                         -- Lehman Brothers Aggregate Bond Index

 CLASS B SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        -4.41%   -4.40%   4.08%   5.27%
Excluding sales charges    0.55     0.50    4.42    5.27

                                              (in thousands, with sales charges)

                                                                 MAINSTAY INTERMEDIATE TERM         LEHMAN BROTHERS AGGREGATE
                                                                         BOND FUND                          BOND INDEX
                                                                 --------------------------         -------------------------
4/30/94                                                                   1000.00                            1000.00
                                                                          1052.00                            1073.00
                                                                          1125.00                            1166.00
                                                                          1187.00                            1248.00
                                                                          1290.00                            1385.00
                                                                          1346.00                            1472.00
                                                                          1327.00                            1490.00
                                                                          1470.00                            1675.00
                                                                          1532.00                            1806.00
                                                                          1662.00                            1995.00
4/30/04                                                                   1671.00                            2031.00

                                         -- MainStay Intermediate Term Bond Fund
                                         -- Lehman Brothers Aggregate Bond Index

 CLASS C SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        -0.44%   -0.48%   4.42%   5.27%
Excluding sales charges    0.55     0.50    4.42    5.27

                                              (in thousands, with sales charges)

                                                                 MAINSTAY INTERMEDIATE TERM         LEHMAN BROTHERS AGGREGATE
                                                                         BOND FUND                          BOND INDEX
                                                                 --------------------------         -------------------------
4/30/94                                                                   1000.00                            1000.00
                                                                          1052.00                            1073.00
                                                                          1125.00                            1166.00
                                                                          1187.00                            1248.00
                                                                          1290.00                            1385.00
                                                                          1346.00                            1472.00
                                                                          1327.00                            1490.00
                                                                          1470.00                            1675.00
                                                                          1532.00                            1806.00
                                                                          1662.00                            1995.00
4/30/04                                                                   1671.00                            2031.00

                                         -- MainStay Intermediate Term Bond Fund
                                         -- Lehman Brothers Aggregate Bond Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 4.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for Class A, B, and C shares, first offered 1/1/04, includes the historical performance of Class I shares from inception (1/2/91) through 12/31/03 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for such shares.

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                   www.mainstayfunds.com     123

 CLASS I SHARES
--------------------------------------------------------------------------------

                            SIX      ONE    FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges          N/A      N/A     N/A     N/A
Excluding sales charges    0.93%    1.38%   5.43%   6.29%

                                              (in thousands, with sales charges)

                                                                 MAINSTAY INTERMEDIATE TERM         LEHMAN BROTHERS AGGREGATE
                                                                         BOND FUND                          BOND INDEX
                                                                 --------------------------         -------------------------
4/30/94                                                                   1000.00                            1000.00
                                                                          1062.00                            1073.00
                                                                          1146.00                            1166.00
                                                                          1222.00                            1248.00
                                                                          1341.00                            1385.00
                                                                          1413.00                            1472.00
                                                                          1407.00                            1490.00
                                                                          1573.00                            1675.00
                                                                          1656.00                            1806.00
                                                                          1815.00                            1995.00
4/30/04                                                                   1840.00                            2031.00

                                         -- MainStay Intermediate Term Bond Fund
                                         -- Lehman Brothers Aggregate Bond Index

1. The Lehman Brothers(R) Aggregate Bond Index is an unmanaged index that includes the following other unmanaged Lehman Brothers(R) indices: the Government Index, the Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. To qualify for inclusion in the Lehman Brothers(R) Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed-rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $150 million. Results assume reinvestment of all income and capital-gains. An investment cannot be made directly into an index.
2. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 124   MainStay Intermediate Term Bond Fund

 $1,000 INVESTED IN MAINSTAY INTERMEDIATE TERM BOND FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             11/1/03           4/30/04            PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(1,2)                     $1,000             $  997              $4              $1,046              $4
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(1,2)                     $1,000             $  995              $6              $1,044              $6
------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES(1,2)                     $1,000             $  995              $6              $1,044              $6
------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES(3)                       $1,000             $1,009              $4              $1,046              $4
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 121 (to reflect the four-month period).
2. Class A shares, Class B shares and Class C shares were first offered on January 1, 2004. Expenses paid during the period reflect ongoing costs for the four-month period ending April 30, 2004. Had these shares been offered for the six months ended April 30, 2004, based on a hypothetical 5% return, expenses paid during the period would be $5, $9 and $9, respectively, and the ending account value would be $1,045, $1,041 and $1,041, respectively.
3. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

                                                   www.mainstayfunds.com     125

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Gary Goodenough and Christopher Harms of MacKay Shields LLC

MAINSTAY INTERMEDIATE TERM BOND FUND
(FORMERLY ECLIPSE BOND FUND)

WHAT ECONOMIC FACTORS INFLUENCED THE BOND MARKET DURING THE SIX MONTHS ENDED APRIL 30, 2004?
The Federal Reserve maintained the targeted federal funds rate at an accommodative 1.0%, and for much of the period, economic data was mixed. In April 2004, however, key economic releases showed that core inflation had risen at a 0.4% monthly rate, nonfarm payrolls had grown by 308,000, and first-quarter 2004 real gross domestic product had surpassed the 4.1% annualized growth rate in the fourth quarter of 2003. The risk of deflation appeared to be waning, while trend-level growth seemed to be firming.

HOW DID THESE FACTORS AFFECT TREASURY YIELDS?

Quite a bit. The two-year, five-year, 10-year, and 30-year benchmark Treasury issues began the reporting period with yields of 1.8%, 3.2%, 4.3%, and 5.1%, respectively. Over the next five months, benchmark Treasury yields drifted lower on inconclusive economic data. In April, interest rates turned sharply higher as the bond market began to brace for a less stimulative monetary policy. At the end of the reporting period, the benchmark rates had risen to 2.3%, 3.6%, 4.5%, and 5.3%, respectively.

HOW DID YOU POSITION THE FUND'S PORTFOLIO?

During the period, there were only modest changes to the Fund's overall asset allocation. The adjustments we made served to reduce the Fund's overall duration. Early in the reporting period, we shortened the Fund's duration by swapping longer-maturity Treasuries for shorter-maturity issues and by selling some longer-duration lower-coupon mortgage-backed securities. The Fund's duration fell from 4.61 years to 4.49 years, consistent with our view that interest rates would gradually rise as 2004 unfolded. To reinforce our view that interest rates were likely to rise, we purchased mortgage-backed securities collateralized by balloon loans, because the durations of these securities are less prone to lengthen when interest rates rise.

WERE THERE ANY PARTICULAR HOLDINGS THAT ENHANCED RESULTS?

The Fund's corporate-bond exposure focused on industries that were aggressively rationalizing excess capacity to improve their pricing power. We had particular success with a few triple-B rated issuers,(1) such as Medco Health Solutions and Fund American. These gains were partially offset by the Fund's holdings in Citizens Communications, a telecommunications company that unexpectedly announced its intent to explore strategic alternatives. To protect the portfolio from increased credit risk, we sold a portion of the position and are closely monitoring the performance of our remaining holdings in the company.

WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND INTEREST RATES?

We expect employment data to play a role in Federal Reserve decisions, and we anticipate market turbulence around the time when payroll data is released. Over the longer term, we expect interest rates to gradually trend higher until the Federal Reserve initiates a tightening cycle. Even then, interest rates may remain unsettled until the Federal Reserve specifies the kinds of conditions that would prompt a neutral stand.

We continue to favor corporate bonds for their total-return potential. If default rates continue to decline and our economic outlook remains positive, we may increase the Fund's allocation to high-yield corporate bonds. A portion of these purchases may include emerging-market bonds. In particular, we will target areas where globalization and free-trade policies have lowered market barriers.

Past performance is no guarantee of future results. Investment objectives may not be met, as the underlying investment options are subject to market risk and fluctuations in value. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets.
1. Debt rated BBB by Standard & Poor's is deemed by Standard & Poor's to exhibit adequate protection parameters. It is the opinion of Standard & Poor's, however, that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation than would be the case for debt in higher- rated categories. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

 126   MainStay Intermediate Term Bond Fund

The core themes in the Fund's portfolio--positioning for higher interest rates, tighter credit spreads, and crossover buying from Treasuries to higher-yielding high-quality sectors, such as asset-backed securities--are working well. We believe this is an effective strategy and we plan to stay the course.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004

(PORTFOLIO COMPOSITION PIE CHART)

U.S. Government & Federal Agencies                                               61.0
Short-Term Investments (collateral from securities lending
  is 12.3%)                                                                      31.1
Corporate Bonds                                                                  24.3
Asset-Backed Securities                                                           4.2
Foreign Corporate Bonds                                                           3.7
Foreign Government Bonds                                                          1.0
Yankee Bond                                                                       0.6
Municipal Bond                                                                    0.2
Liabilities in Excess of Cash and Other Assets                                  -26.1

                                                   www.mainstayfunds.com     127

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
LONG-TERM INVESTMENTS (95.0%)+
ASSET-BACKED SECURITIES (4.2%)
-------------------------------------------------------------------------------
CONSUMER FINANCE (2.3%)
BMW Vehicle Owner Trust
  Series 2003-A Class A3
  1.94%, due 2/25/07                                $   825,000   $     826,077
Harley-Davidson Motorcycle Trust
  Series 2004-1 Class A2
  2.53%, due 11/15/11                                 1,695,000       1,670,284
Volkswagen Auto Loan Enhanced Trust
  Series 2003-2 Class A3
  2.27%, due 10/22/07                                 1,495,000       1,493,878
                                                                  -------------
                                                                      3,990,239
                                                                  -------------
CONSUMER LOANS (0.4%)
Atlantic City Electric Transition Funding LLC
  Series 2002-1 Class A4
  5.55%, due 10/20/23                                   675,000         682,760
                                                                  -------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Capital One Master Trust
  Series 2001-5 Class A
  5.30%, due 6/15/09                                    460,000         484,646
DaimlerChrysler Auto Trust
  Series 2001-D Class A3
  3.15%, due 11/6/05                                    535,779         537,438
                                                                  -------------
                                                                      1,022,084
                                                                  -------------
MULTI-UTILITIES & UNREGULATED POWER (0.7%)
Public Service of New Hampshire Funding LLC
  Pass-Through Certificates
  Series 2002-1 Class A
  4.58%, due 2/1/08                                   1,128,274       1,168,767
                                                                  -------------
THRIFTS & MORTGAGE FINANCE (0.2%)
Vanderbilt Mortgage Finance
  Series 1999-B Class 1A4
  6.545%, due 4/7/18                                    416,567         432,914
                                                                  -------------

Total Asset-Backed Securities
(Cost $7,276,872)                                                     7,296,764
                                                                  -------------
CORPORATE BONDS (24.3%)
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.3%)
General Dynamics Corp.
  4.50%, due 8/15/10                                    600,000         599,734
                                                                  -------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
AUTOMOBILES (0.8%)
DaimlerChrysler N.A. Holding Corp.
  6.50%, due 11/15/13                               $   715,000   $     737,500
General Motors Corp.
  8.375%, due 7/15/33                                   600,000         648,910
                                                                  -------------
                                                                      1,386,410
                                                                  -------------
BEVERAGES (0.5%)
Miller Brewing Co.
  4.25%, due 8/15/08 (c)                                825,000         827,838
                                                                  -------------

BUILDING PRODUCTS (0.1%)
Masco Corp.
  6.50%, due 8/15/32                                    195,000         199,314
                                                                  -------------

CAPITAL MARKETS (2.5%)
Bear Stearns Cos., Inc. (The)
  4.00%, due 1/31/08                                    450,000         453,759
Goldman Sachs Group, Inc. (The)
  5.25%, due 10/15/13                                 1,670,000       1,641,396
  6.345%, due 2/15/34                                   810,000         774,229
Morgan Stanley
  3.625%, due 4/1/08                                    630,000         626,164
  4.75%, due 4/1/14                                     830,000         775,461
                                                                  -------------
                                                                      4,271,009
                                                                  -------------
COMMERCIAL BANKS (1.5%)
Bank of America Corp.
  5.125%, due 11/15/14                                  970,000         950,662
BankBoston N.A.
  7.00%, due 9/15/07                                    520,000         575,016
FleetBoston Financial Corp.
  3.85%, due 2/15/08                                    500,000         502,669
PNC Funding Corp.
  5.25%, due 11/15/15                                   615,000         601,988
                                                                  -------------
                                                                      2,630,335
                                                                  -------------
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Waste Management, Inc.
  5.00%, due 3/15/14                                    395,000         379,793
                                                                  -------------

COMPUTERS & PERIPHERALS (0.2%)
International Business Machines Corp.
  8.375%, due 11/1/19                                   330,000         422,267
                                                                  -------------

 + Percentages indicated are based on Fund net assets.
* Fund's 10 largest holdings. May be subject to change daily.

 128   MainStay Intermediate Term Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
CORPORATE BONDS (CONTINUED)
-------------------------------------------------------------------------------
CONSUMER FINANCE (1.9%)
Capital One Bank
  5.75%, due 9/15/10                                $   355,000   $     368,885
Ford Motor Credit Co.
  5.80%, due 1/12/09                                     80,000          81,481
  7.00%, due 10/1/13                                  1,315,000       1,352,385
General Motors Acceptance Corp.
  6.875%, due 8/28/12                                   460,000         479,623
  7.75%, due 1/19/10                                    410,000         450,947
Household Finance Corp.
  7.25%, due 5/15/06                                    208,000         226,367
MBNA Corp.
  6.25%, due 1/17/07                                    370,000         396,106
                                                                  -------------
                                                                      3,355,794
                                                                  -------------
CONTAINERS & PACKAGING (0.2%)
Rock-Tenn Co.
  8.20%, due 8/15/11                                    345,000         404,608
                                                                  -------------

DIVERSIFIED FINANCIAL SERVICES (1.3%)
FGIC Corp.
  6.00%, due 1/15/34 (c)                                530,000         516,037
Glencore Funding, Inc.
  6.00%, due 4/15/14 (c)                                855,000         808,002
J Paul Getty Trust
  Series 2003
  5.875%, due 10/1/33                                   460,000         451,809
NiSource Finance Corp.
  5.40%, due 7/15/14                                    435,000         429,246
                                                                  -------------
                                                                      2,205,094
                                                                  -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
Citizens Communications Co.
  9.00%, due 8/15/31                                    740,000         726,415
  9.25%, due 5/15/11                                    380,000         399,925
Sprint Capital Corp.
  8.75%, due 3/15/32                                    650,000         776,433
                                                                  -------------
                                                                      1,902,773
                                                                  -------------
ELECTRIC UTILITIES (1.1%)
American Electric Power Co., Inc.
  Series C
  5.375%, due 3/15/10                                   215,000         222,324
CenterPoint Energy, Inc.
  Series B
  5.875%, due 6/1/08                                    380,000         387,001

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
ELECTRIC UTILITIES (CONTINUED)
Southern California Edison Co.
  6.00%, due 1/15/34                                $   265,000   $     255,660
Tenaska Virginia Partners L.P.
  6.119%, due 3/30/24 (c)                               990,000         982,704
                                                                  -------------
                                                                      1,847,689
                                                                  -------------
ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric Co.
  6.00%, due 8/15/32                                    340,000         339,044
                                                                  -------------

ENERGY EQUIPMENT & SERVICES (0.7%)
Entergy-Koch, L.P.
  3.65%, due 8/20/06 (c)                              1,195,000       1,194,362
                                                                  -------------

FOOD & STAPLES RETAILING (1.1%)
CVS Corp.
  5.789%, due 1/10/26 (c)                               437,746         431,937
Safeway, Inc.
  4.125%, due 11/1/08                                   355,000         350,987
  6.15%, due 3/1/06                                     670,000         709,276
Wal-Mart Stores, Inc.
  7.55%, due 2/15/30                                    290,000         347,687
                                                                  -------------
                                                                      1,839,887
                                                                  -------------
FOOD PRODUCTS (0.3%)
Cargill, Inc.
  5.00%, due 11/15/13 (c)                               570,000         553,521
                                                                  -------------

HEALTH CARE PROVIDERS & SERVICES (1.0%)
Highmark, Inc.
  6.80%, due 8/15/13 (c)                                920,000         984,559
Medco Health Solutions, Inc.
  7.25%, due 8/15/13                                    615,000         663,562
                                                                  -------------
                                                                      1,648,121
                                                                  -------------
INSURANCE (0.7%)
Fund American Cos., Inc.
  5.875%, due 5/15/13                                   850,000         854,910
Marsh & McLennan Cos., Inc.
  7.125%, due 6/15/09                                   345,000         389,631
                                                                  -------------
                                                                      1,244,541
                                                                  -------------

MEDIA (2.9%)
AT&T Broadband Corp.
  9.455%, due 11/15/22                                  370,000         480,934
Liberty Media Corp.
  3.50%, due 9/25/06                                    250,000         250,483

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
CORPORATE BONDS (CONTINUED)
-------------------------------------------------------------------------------
MEDIA (CONTINUED)
Tele-Communications, Inc.
  9.80%, due 2/1/12                                 $   810,000   $   1,034,052
Time Warner Entertainment Co. L.P.
  10.15%, due 5/1/12                                  1,714,000       2,218,386
Time Warner, Inc.
  6.875%, due 6/15/18                                   510,000         539,996
  8.05%, due 1/15/16                                    455,000         526,239
                                                                  -------------
                                                                      5,050,090
                                                                  -------------
MULTILINE RETAIL (0.9%)
Target Corp.
  6.35%, due 11/1/32                                    990,000       1,020,515
  8.60%, due 1/15/12                                    390,000         483,400
                                                                  -------------
                                                                      1,503,915
                                                                  -------------
MULTI-UTILITIES & UNREGULATED POWER (1.4%)
Pacific Electric & Gas Co.
  6.05%, due 3/1/34                                     570,000         539,049
PSE&G Power LLC
  6.875%, due 4/15/06                                 1,805,000       1,937,886
                                                                  -------------
                                                                      2,476,935
                                                                  -------------
OIL & GAS (1.1%)
Kern River Funding Corp.
  4.893%, due 4/30/18 (c)                               650,760         634,725
Tosco Corp.
  8.125%, due 2/15/30                                   975,000       1,210,422
                                                                  -------------
                                                                      1,845,147
                                                                  -------------
PERSONAL PRODUCTS (0.2%)
Estee Lauder Cos., Inc.
  5.75%, due 10/15/33                                   395,000         380,884
                                                                  -------------
PHARMACEUTICALS (0.7%)
Wyeth
  5.50%, due 2/1/14                                     935,000         932,043
  6.50%, due 2/1/34                                     310,000         308,305
                                                                  -------------
                                                                      1,240,348
                                                                  -------------
REAL ESTATE (0.8%)
HRPT Properties Trust
  5.75%, due 2/15/14                                    845,000         836,331
iStar Financial, Inc.
  5.125%, due 4/1/11 (c)                                280,000         266,700
Rouse Co. (The)
  3.625%, due 3/15/09                                   290,000         277,920
                                                                  -------------
                                                                      1,380,951
                                                                  -------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
THRIFTS & MORTGAGE FINANCE (0.6%)
Washington Mutual, Inc.
  4.00%, due 1/15/09                                $   990,000   $     975,726
                                                                  -------------
Total Corporate Bonds
  (Cost $42,689,238)                                                 42,106,130
                                                                  -------------

FOREIGN CORPORATE BONDS (3.7%)
-------------------------------------------------------------------------------
BERMUDA (0.2%)
Arch Capital Group Ltd.
  7.35%, due 5/1/34                                     325,000         330,148
                                                                  -------------

BRAZIL (0.5%)
CIA Brazileira de Bebidas
  10.50%, due 12/15/11                                  800,000         916,000
                                                                  -------------

CANADA (0.2%)
Inco Ltd.
  5.70%, due 10/15/15                                   345,000         344,700
                                                                  -------------

CAYMAN ISLANDS (0.6%)
Hutchison Whamp
  International Ltd.
  5.45%, due 11/24/10 (c)                               990,000         976,269
                                                                  -------------

CHILE (0.2%)
Corporacion Nacional del Cobre-Codelco, Inc.
  5.50%, due 10/15/13 (c)                               330,000         328,309
                                                                  -------------

GERMANY (0.2%)
Citibank Global Markets Deutschland for Severstal
  9.25%, due 4/19/14 (c)                                335,000         308,200
                                                                  -------------

MEXICO (0.4%)
Telefonos de Mexico S.A. de C.V.
  4.50%, due 11/19/08 (c)                               350,000         345,894
  8.25%, due 1/26/06                                    315,000         340,912
                                                                  -------------
                                                                        686,806
                                                                  -------------
NETHERLANDS (0.1%)
Coca-Cola HBC Finance B.V.
  5.125%, due 9/17/13                                   260,000         258,742
                                                                  -------------

 130   MainStay Intermediate Term Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
FOREIGN CORPORATE BONDS (CONTINUED)
-------------------------------------------------------------------------------
SINGAPORE (0.2%)
PSA Corp. Ltd.
  7.125%, due 8/1/05 (c)                            $    80,000   $      84,808
Singapore Powerassets Ltd.
  5.00%, due 10/22/13 (c)                               305,000         297,411
                                                                  -------------
                                                                        382,219
                                                                  -------------
UNITED KINGDOM (1.1%)
HSBC Holdings PLC
  Tier II
  5.25%, due 12/12/12                                   615,000         620,455
Vodafone Group PLC
  3.95%, due 1/30/08                                  1,190,000       1,199,246
                                                                  -------------
                                                                      1,819,701
                                                                  -------------
Total Foreign Corporate Bonds
  (Cost $6,329,448)                                                   6,351,094
                                                                  -------------
FOREIGN GOVERNMENT BONDS (1.0%)
-------------------------------------------------------------------------------
CANADA (0.4%)
Province of Quebec
  5.00%, due 7/17/09                                    570,000         592,310
                                                                  -------------

MEXICO (0.6%)
United Mexican States
  1.84%, due 1/13/09                                    380,000         380,000
  4.625%, due 10/8/08                                    90,000          89,550
  6.625%, due 3/3/15                                    245,000         246,837
  7.50%, due 1/14/12                                    240,000         261,600
                                                                  -------------
                                                                        977,987
                                                                  -------------
RUSSIA (0.0%) (B)
Russian Federation
  5.00%, due 3/31/30                                     68,000          62,356
                                                                  -------------
Total Foreign Government Bonds
  (Cost $1,573,231)                                                   1,632,653
                                                                  -------------

MUNICIPAL BOND (0.2%)
-------------------------------------------------------------------------------
TEXAS (0.2%)
Harris County Texas
  Industrial Development Corp.
  Solid Waste Deer Park
  5.683%, due 3/1/23                                    390,000         393,615
                                                                  -------------
Total Municipal Bond
  (Cost $390,000)                                                       393,615
                                                                  -------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (61.0%)
-------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
  (MORTGAGE PASS-THROUGH SECURITIES) (8.1%)
  3.00%, due 8/1/10 (g)                             $   503,592   $     490,338
  * 5.00%, due 8/1/33 (g)                             3,248,327       3,151,747
  5.50%, due 2/1/33 (g)                               2,824,583       2,822,671
  * 5.50%, due 6/14/34 TBA (d)                        7,580,000       7,539,735
                                                                  -------------
                                                                     14,004,491
                                                                  -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (6.0%)
  4.00%, due 9/2/08 (g)                                 780,000         779,779
  4.625%, due 5/1/13                                    670,000         641,193
  4.75%, due 1/2/07                                   1,585,000       1,651,667
  5.25%, due 8/1/12                                   1,845,000       1,860,432
  * 5.50%, due 5/2/06                                 2,860,000       3,015,695
  6.25%, due 2/1/11                                     255,000         276,457
  6.625%, due 9/15/09                                   790,000         885,242
  7.00%, due 7/15/05                                  1,175,000       1,246,552
                                                                  -------------
                                                                     10,357,017
                                                                  -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (23.6%)
  4.00%, due 5/18/19 TBA (d)                          1,775,000       1,705,665
  * 4.50%, due 4/1/18-11/1/18 (g)                     7,852,865       7,739,583
  5.00%, due 9/1/17 (g)                               2,075,008       2,090,695
  5.00%, due 5/13/34 TBA (d)                          1,655,000       1,603,281
  5.50%, due 2/1/17-11/1/33 (g)                       7,131,318       7,164,142
  5.50%, due 5/18/19-6/15/34 TBA (d)                  3,900,000       3,911,515
  6.00%, due 8/1/17-3/1/33 (g)                        2,396,356       2,459,063
  * 6.00%, due 5/15/34-6/15/34 TBA (d)                9,520,000       9,719,813
  6.50%, due 6/1/31-6/1/32 (g)                        1,489,036       1,550,017
  7.00%, due 2/1/32-4/1/32 (g)                        1,669,014       1,764,384
  7.50%, due 8/1/31 (g)                               1,060,115       1,133,984
                                                                  -------------
                                                                     40,842,142
                                                                  -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (3.0%)
  6.00%, due 2/15/29-8/15/32 (g)                      3,381,052       3,469,083
  6.50%, due 7/15/28-5/15/29 (g)                        424,720         444,137
  7.50%, due 12/15/28-8/15/30 (g)                     1,169,830       1,257,991
                                                                  -------------
                                                                      5,171,211
                                                                  -------------
UNITED STATES TREASURY BONDS (1.9%)
  5.375%, due 2/15/31                                   910,000         921,944
  6.875%, due 8/15/25 (e)                             1,960,000       2,338,754
                                                                  -------------
                                                                      3,260,698
                                                                  -------------
UNITED STATES TREASURY NOTES (18.4%)
  * 3.00%, due 2/15/08 (e)                            8,745,000       8,682,491
  4.25%, due 11/15/13                                 1,345,000       1,319,467
  * 4.375%, due 5/15/07 (e)                           4,520,000       4,713,334

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
-------------------------------------------------------------------------------
UNITED STATES TREASURY NOTES (CONTINUED)
  * 4.625%, due 5/15/06 (e)                         $ 5,955,000   $   6,222,278
  4.875%, due 2/15/12 (e)                               265,000         275,496
  * 5.75%, due 11/15/05-8/15/10                       4,745,000       5,024,080
  * 6.00%, due 8/15/09                                5,100,000       5,657,017
                                                                  -------------
                                                                     31,894,163
                                                                  -------------
Total U.S. Government &
  Federal Agencies
  (Cost $106,272,782)                                               105,529,722
                                                                  -------------

YANKEE BOND (0.6%) (h)
-------------------------------------------------------------------------------
INSURANCE (0.6%)
Montpelier Re Holdings Ltd.
  6.125%, due 8/15/13                                 1,010,000       1,021,634
                                                                  -------------
Total Yankee Bond
  (Cost $1,009,332)                                                   1,021,634
                                                                  -------------
Total Long-Term Investments
  (Cost $165,540,903)                                               164,331,612
                                                                  -------------

                                                         SHARES           VALUE

WARRANTS (0.0%) (b)
-------------------------------------------------------------------------------
MEDIA (0.0%) (b)
Ono Finance PLC
  Strike Price $0.01
  Expire 2/15/11 (a)(c)(i)                                   60               1
Ziff Davis Media, Inc.
  Strike Price $0.001
  Expire 8/12/12 (a)(c)                                   1,210             121
                                                                  -------------
Total Warrants
  (Cost $2,393)                                                             122
                                                                  -------------
                                                      PRINCIPAL
                                                         AMOUNT           VALUE
SHORT-TERM INVESTMENTS (31.1%)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (11.8%)
American Express Credit Corp.
  1.02%, due 5/4/04                                 $ 2,000,000       1,999,830
American General Finance Corp.
  1.00%, due 5/6/04                                   1,000,000         999,861
  1.01%, due 5/4/04                                   2,500,000       2,499,790
  1.02%, due 5/7/04                                   2,080,000       2,079,646
General Electric Capital Corp.
  1.02%, due 5/6/04                                   1,600,000       1,599,773
  1.02%, due 5/11/04                                    725,000         724,795

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
COMMERCIAL PAPER (CONTINUED)
Merrill Lynch & Co., Inc.
  1.00%, due 5/4/04                                 $ 1,000,000   $     999,917
Morgan Stanley
  1.03%, due 5/24/04                                  4,000,000       3,997,368
UBS Finance Delaware LLC
  1.02%, due 5/3/04                                   5,445,000       5,444,691
                                                                  -------------
Total Commercial Paper
  (Cost $20,345,671)                                                 20,345,671
                                                                  -------------
FEDERAL AGENCIES (2.4%)
Federal Home Loan Bank
  0.92%, due 5/3/04                                   3,210,000       3,209,836
Federal National Mortgage Association
  0.91%, due 5/3/04                                     980,000         979,950
                                                                  -------------
Total Federal Agencies
  (Cost $4,189,786)                                                   4,189,786
                                                                  -------------

                                                         SHARES           VALUE
INVESTMENT COMPANIES (4.6%)
AIM Institutional Funds
  Group (f)                                              54,000          54,000
Merrill Lynch Premier Institutional Fund              7,925,245       7,925,245
                                                                  -------------
Total Investment Companies
  (Cost $7,979,245)                                                   7,979,245
                                                                  -------------
                                                      PRINCIPAL
                                                         AMOUNT           VALUE
MASTER NOTE (1.5%)
Bank of America Securities LLC
  1.1874%, due 5/3/04 (f)                           $ 2,650,000       2,650,000
                                                                  -------------
Total Master Note
  (Cost $2,650,000)                                                   2,650,000
                                                                  -------------
REPURCHASE AGREEMENTS (10.8%)
Countrywide Securities Corp.
  1.1324%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity $5,505,190 (f)
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $5,755,235 and a
  Market Value of $5,730,949)                         5,500,000       5,500,000

 132   MainStay Intermediate Term Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
xCredit Suisse First Boston LLC
  1.1124%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity $5,004,635 (f)
  (Collateralized by
  Various Bonds
  with a Principal Amount of $4,862,777 and a
  Market Value of $5,100,128)                       $ 5,000,000   $   5,000,000
Lehman Brothers, Inc.
  1.1124%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity $2,001,854 (f)
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $2,628,126 and a
  Market Value of $2,099,358)                         2,000,000       2,000,000
Merrill Lynch Pierce Fenner & Smith, Inc.
  1.1424%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity $2,101,999 (f)
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $2,060,228 and a
  Market Value of $2,205,054)                         2,100,000       2,100,000

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
REPURCHASE AGREEMENTS (CONTINUED)
Morgan Stanley & Co., Inc.
  1.1124%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity $4,003,708 (f)
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $5,166,621 and a
  Market Value of $4,192,505)                       $ 4,000,000   $   4,000,000
                                                                  -------------
Total Repurchase Agreements
  (Cost $18,600,000)                                                 18,600,000
                                                                  -------------
Total Short-Term Investments
  (Cost $53,764,702)                                                 53,764,702
                                                                  -------------
Total Investments
  (Cost $219,307,998) (j)                                 126.1%    218,096,436(k)
Liabilities in Excess of
  Cash and Other Assets                                   (26.1)    (45,119,547)
                                                          ------- -------------
Net Assets                                                100.0%  $ 172,976,889
                                                         ======== ===============

(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date.
     The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at April 30, 2004 is $45,006,697.
(e) Represents securities out on loan or a portion which is out on loan.
(f) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.
(g) Segregated or partially segregated as collateral for TBAs.
(h) Yankee bond--dollar-denominated bond issued in the United States by foreign banks and corporations.
(i)  Illiquid security.
(j) The cost for federal income tax purposes is $219,456,492.
(k)  At April 30, 2004 net unrealized depreciation was
     $1,360,056, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,247,715 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,607,771.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $219,307,998) including
  $20,257,176 market value of securities
  loaned                                        $218,096,436
Cash                                                     857
Receivables:
  Investment securities sold                       6,636,167
  Dividends and interest                           1,678,660
  Fund shares sold                                   138,750
Other assets                                          17,572
                                                ------------
    Total assets                                 226,568,442
                                                ------------
LIABILITIES:
Securities lending collateral                     21,304,000
Payables:
  Investment securities purchased                 31,624,348
  Manager                                             86,633
  Fund shares redeemed                                41,234
  Custodian                                            5,470
  NYLIFE Distributors                                  3,023
Accrued expenses                                      43,998
Dividend payable                                     482,847
                                                ------------
    Total liabilities                             53,591,553
                                                ------------
Net assets                                      $172,976,889
                                                ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.001 per share)
  1 billion shares authorized
  Class A                                       $        679
  Class B                                                158
  Class C                                                 76
  Class I                                             16,832
Additional paid-in capital                       183,520,547
Accumulated undistributed net investment
  income                                             148,175
Accumulated net realized loss on investments      (9,498,016)
Net unrealized depreciation on investments        (1,211,562)
                                                ------------
Net assets                                      $172,976,889
                                                ============
CLASS A
Net assets applicable to outstanding shares     $  6,604,048
                                                ============
Shares of capital stock outstanding                  678,660
                                                ============
Net asset value per share outstanding           $       9.73
Maximum sales charge (4.50% of offering price)          0.46
                                                ------------
Maximum offering price per share outstanding    $      10.19
                                                ============
CLASS B
Net assets applicable to outstanding shares     $  1,541,970
                                                ============
Shares of capital stock outstanding                  158,297
                                                ============
Net asset value and offering price per share
  outstanding                                   $       9.74
                                                ============
CLASS C
Net assets applicable to outstanding shares     $    736,170
                                                ============
Shares of capital stock outstanding                   75,620
                                                ============
Net asset value and offering price per share
  outstanding                                   $       9.74
                                                ============
CLASS I
Net assets applicable to outstanding shares     $164,094,701
                                                ============
Shares of capital stock outstanding               16,832,450
                                                ============
Net asset value and offering price per share
  outstanding                                   $       9.75
                                                ============

 134   MainStay Intermediate Term Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                       $ 3,273,201
  Income from securities loaned -- net                14,523
                                                 -----------
    Total income                                   3,287,724
                                                 -----------
EXPENSES:
  Manager                                            604,999
  Professional                                        29,819
  Transfer agent                                      19,135
  Custodian                                           14,685
  Registration                                        12,688
  Directors                                           10,254
  Shareholder communication                            8,906
  Portfolio pricing                                    7,529
  Service -- Class A                                   4,768
  Service -- Class B                                     642
  Service -- Class C                                     254
  Service -- Service Class                             2,607
  Distribution -- Class B                              1,928
  Distribution -- Class C                                762
  Miscellaneous                                        8,684
                                                 -----------
    Total expenses before reimbursement              727,660
  Expense reimbursement from Manager                (111,445)
                                                 -----------
    Net expenses                                     616,215
                                                 -----------
Net investment income                              2,671,509
                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                   1,494,753
Net change in unrealized appreciation on
  investments                                     (3,263,649)
                                                 -----------
Net realized and unrealized loss on investments   (1,768,896)
                                                 -----------
Net increase in net assets resulting from
  operations                                     $   902,613
                                                 ===========

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                              2004           2003
INCREASE IN NET ASSETS:
Operations:
 Net investment income                $  2,671,509   $  4,993,706
 Net realized gain on investments        1,494,753      2,529,860
 Net change in unrealized
  appreciation on investments           (3,263,649)      (117,475)
                                      ---------------------------
 Net increase in net assets
  resulting from operations                902,613      7,406,091
                                      ---------------------------

Dividends to shareholders:
 From net investment income:
   Class A                                 (62,726)            --
   Class B                                  (7,340)            --
   Class C                                  (3,096)            --
   Class I                              (2,630,024)    (4,956,086)
   Service Class                           (34,690)      (216,223)
                                      ---------------------------
 Total dividends to shareholders        (2,737,876)    (5,172,309)
                                      ---------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                               7,245,488             --
   Class B                               1,597,611             --
   Class C                                 754,721             --
   Class I                              30,900,927     25,071,012
   Service Class                           122,232      2,413,628

 Net asset value of shares issued in
  connection with acquisition of
  Eclipse Core Bond Plus Fund           26,793,396             --

 Net asset value of shares issued to shareholders
  in reinvestment of dividends:
   Class A                                  43,858             --
   Class B                                   2,890             --
   Class C                                   1,025             --
   Class I                               1,926,941      4,950,953
   Service Class                            34,517        214,243
                                      ---------------------------
                                        69,423,606     32,649,836

 Cost of shares redeemed:
   Class A                                (593,855)            --
   Class B                                 (22,718)            --
   Class C                                  (2,834)            --
   Class I                             (26,859,814)   (29,935,885)
   Service Class                        (5,930,466)    (2,840,675)
                                      ---------------------------
                                       (33,409,687)   (32,776,560)
                                      ---------------------------
   Increase (decrease) in net assets
    derived from capital share
    transactions                        36,013,919       (126,724)
                                      ---------------------------
   Net increase in net assets           34,178,656      2,107,058

                                              2004           2003

NET ASSETS:
Beginning of period                   $138,798,233   $136,691,175
                                      ---------------------------
End of period                         $172,976,889   $138,798,233
                                      ===========================
Accumulated undistributed net
 investment income at end of period   $    148,175   $    146,030
                                      ===========================

 136   MainStay Intermediate Term Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                             CLASS A      CLASS B      CLASS C
                                            ----------   ----------   ----------
                                            JANUARY 1,   JANUARY 1,   JANUARY 1,
                                              2004**       2004**       2004**
                                             THROUGH      THROUGH      THROUGH
                                            APRIL 30,    APRIL 30,    APRIL 30,
                                             2004***      2004***      2004***
Net asset value at beginning of period        $ 9.86       $ 9.86       $ 9.86
                                              ------       ------       ------
Net investment income                           0.11         0.08         0.08
Net realized and unrealized gain (loss) on
  investments                                  (0.14)       (0.12)       (0.12)
                                              ------       ------       ------
Total from investment operations               (0.03)       (0.04)       (0.04)
                                              ------       ------       ------
Less dividends:
  From net investment income                   (0.10)       (0.08)       (0.08)
                                              ------       ------       ------
Net asset value at end of period              $ 9.73       $ 9.74       $ 9.74
                                              ======       ======       ======
Total investment return (b)                    (0.31%)      (0.45%)      (0.45%)
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income                       3.01%+       2.26%+       2.26%+
    Net expenses                                1.07%+       1.82%+       1.82%+
    Expenses (before reimbursement)             1.21%+       1.96%+       1.96%+
Portfolio turnover rate                           97%          97%          97%
Net assets at end of period (in 000's)        $6,604       $1,542       $  736

*    The Fund changed its fiscal year end from December 31 to
     October 31.
**   Commencement of Operations.
***  Unaudited.
+    Annualized.
(a)  Less than one cent per share.
(b)  Total return is calculated exclusive of sales charges and is not annualized.
(c)  Per share data based on average shares outstanding during the period.
(d)  As required, effective November 1, 2000, the Fund has
     adopted the provisions of the AICPA Audit and Accounting
     Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to November 1, 2000 have not been restated to reflect this change in presentation.

                                                              CLASS I
                                                              -------
Decrease net investment income                                ($0.02)
Increase net realized and unrealized gains and losses           0.02
Decrease ratio of net investment income                        (0.21%)

 138   MainStay Intermediate Term Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                  CLASS I
    ----------------------------------------------------------------------------------------------------
                                                                           JANUARY 1,
    SIX MONTHS                                                                1999
      ENDED                                                                  THROUGH         YEAR ENDED
    APRIL 30,                   YEAR ENDED OCTOBER 31,                     OCTOBER 31,      DECEMBER 31,
     2004***       2003          2002          2001            2000           1999*             1998
     $   9.83    $   9.66      $  10.32      $   9.75        $   9.75       $   9.91          $   9.71
     --------    --------      --------      --------        --------       --------          --------
         0.17        0.36(c)       0.45(c)       0.55(c)(d)      0.57           0.47              0.57
        (0.08)       0.18         (0.30)         0.76(d)        (0.01)         (0.63)             0.20
     --------    --------      --------      --------        --------       --------          --------
         0.09        0.54          0.15          1.31            0.56          (0.16)             0.77
     --------    --------      --------      --------        --------       --------          --------
        (0.17)      (0.37)        (0.81)        (0.74)          (0.56)         (0.00)(a)         (0.57)
     --------    --------      --------      --------        --------       --------          --------
     $   9.75    $   9.83      $   9.66      $  10.32        $   9.75       $   9.75          $   9.91
     ========    ========      ========      ========        ========       ========          ========
         0.93%       5.69%         1.73%        14.06%           6.21%         (1.61%)            7.93%
         3.33%+      3.66%         4.62%         5.53%(d)        6.05%          5.55%+            5.57%
         0.75%+      0.75%         0.75%         0.75%           0.75%          0.75%+            0.75%
         0.89%+      0.90%         0.91%         0.88%           0.83%          0.85%+            0.86%
           97%        153%          159%          257%            361%           245%              335%
     $164,095    $133,041      $130,813      $116,344        $193,466       $174,521          $182,402

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY SHORT TERM BOND FUND INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                              SIX     ONE     FIVE    TEN
BENCHMARKS                                                   MONTHS   YEAR   YEARS   YEARS
CITIGROUP 1-3 YEAR TREASURY INDEX(1)                          0.53%   1.09%   5.17%   5.75%
AVERAGE LIPPER SHORT U.S. GOVERNMENT FUND(2)                   0.41    0.51    4.44    5.12

 CLASS A SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        -2.68%   -2.45%   3.81%   4.72%
Excluding sales charges    0.33      0.57   4.44    5.04

                                              (in thousands, with sales charges)

                                                                  MAINSTAY SHORT TERM BOND         CITIGROUP 1-3 YEAR TREASURY
                                                                            FUND                              INDEX
                                                                  ------------------------         ---------------------------
4/30/94                                                                    970.00                            1000.00
                                                                          1021.00                            1056.00
                                                                          1083.00                            1128.00
                                                                          1143.00                            1197.00
                                                                          1215.00                            1283.00
                                                                          1276.00                            1359.00
                                                                          1311.00                            1408.00
                                                                          1436.00                            1544.00
                                                                          1502.00                            1641.00
                                                                          1577.00                            1729.00
4/30/04                                                                   1586.00                            1748.00

                                                -- MainStay Short Term Bond Fund
                                            -- Citigroup 1-3 Year Treasury Index

 CLASS I SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges         N/A      N/A      N/A     N/A
Excluding sales charges   0.45%     0.82%   4.69%   5.28%

                                              (in thousands, with sales charges)

                                                                  MAINSTAY SHORT TERM BOND         CITIGROUP 1-3 YEAR TREASURY
                                                                            FUND                              INDEX
                                                                  ------------------------         ---------------------------
4/30/94                                                                   1000.00                            1000.00
                                                                          1054.00                            1056.00
                                                                          1120.00                            1128.00
                                                                          1186.00                            1197.00
                                                                          1264.00                            1283.00
                                                                          1330.00                            1359.00
                                                                          1370.00                            1408.00
                                                                          1504.00                            1544.00
                                                                          1577.00                            1641.00
                                                                          1659.00                            1729.00
4/30/04                                                                   1672.00                            1748.00

                                                -- MainStay Short Term Bond Fund
                                            -- Citigroup 1-3 Year Treasury Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 3% and an annual 12b-1 fee of .25%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for Class A shares, first offered 1/1/04, includes the historical performance of Class I shares from inception (1/2/91) through 12/31/03 adjusted to reflect the applicable sales charge and fees and expenses for such shares.

1. The Citigroup 1-3 Year Treasury Index is an unmanaged index comprised of U.S. Treasury notes and bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
2. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

 140   MainStay Short Term Bond Fund

 $1,000 INVESTED IN MAINSTAY SHORT TERM BOND FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             11/1/03           4/30/04            PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES(1,2)                     $1,000             $  998              $3              $1,047              $3
------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES(3)                       $1,000             $1,005              $3              $1,047              $3
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 121 (to reflect the four-month period).
2. Class A shares were first offered on January 1, 2004. Expenses paid during the period reflect ongoing costs for the four-month period ending April 30, 2004. Had Class A shares been offered for the six months ended April 30, 2004, based on a hypothetical 5% return, expenses paid during the period would be $4, and the ending account value would be $1,046.
3. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

                                                   www.mainstayfunds.com     141

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Claude Athaide, Ph.D., CFA, and Gary Goodenough of MacKay Shields LLC

MAINSTAY SHORT TERM BOND FUND

WHAT MAJOR FACTORS AFFECTED THE SHORT-TERM BOND MARKET DURING THE SIX MONTHS ENDED APRIL 30, 2004?

Although the Federal Reserve remained accommodative throughout the reporting period, economic developments had a major impact on the performance of short-term bonds.

HOW STRONG WAS THE ECONOMY DURING THE REPORTING PERIOD?

Real U.S. gross domestic product grew at a seasonally adjusted annual rate of 4.1% in the fourth quarter of 2003. Preliminary estimates show that GDP rose 4.4% in the first quarter of 2004. Personal consumption grew at 3.9% while consumption of durable goods fell 4.2%. Personal consumption has now lagged overall GDP growth for three quarters. Meanwhile, capital spending grew for three quarters in a row, with spending on equipment and software advancing at a double-digit pace during the reporting period.

WERE THERE ANY SIGNIFICANT DEVELOPMENTS IN PRODUCTIVITY AND EMPLOYMENT?

Productivity rose 5.4% while unit labor costs fell at a 1.3% rate over the year ending March 31, 2004. High productivity enabled firms to meet most of the pickup in demand without much additional hiring. As a result, corporate profits rebounded strongly during the semiannual period, increasing 7.2% in the fourth quarter of 2003 alone. As productivity starts to slow down (it was 3.5% in the first quarter of this year), employers will have to increase hiring. The March and April employment reports showed that nonfarm payrolls increased by 625,000 during those two months. The economy has now added approximately 215,000 jobs per month in 2004.

HOW DID THE SHORT-TERM BOND MARKET REACT TO THE EMPLOYMENT GAINS?

The strength of the March employment figures, along with a positive retail report and unexpectedly high inflation data, led to a sharp rise in bond yields during the month of April. The yield on the benchmark two-year Treasury note rose 73 basis points during the month to finish the reporting period at 2.31%.

HOW WAS THE FUND POSITIONED DURING THE SEMIANNUAL PERIOD?

We positioned the Fund for a flattening yield curve during the period. In fact, the spread between one-year and five-year constant-maturity Treasury rates decreased from nearly 200 basis points at the end of October 2003 to a low of 148 basis points in the middle of March, when the rate on the five-year Treasury fell to 2.64%. Unfortunately, the yield spread between one-year and five-year Treasuries increased during the last six weeks of the reporting period to 211 basis points, and the performance of the Fund lagged that of its benchmark index during that span.

DID THE FUND CHANGE ITS ASSET CLASS WEIGHTINGS?

As interest rates rose and yield spreads widened, we used the opportunity to increase the Fund's exposure to federal agency bonds. Indeed, during the month of April, we increased the Fund's allocation to federal agency securities from 19.8% on October 31, 2003, to approximately 29% of net assets.

HOW DID THE FUND INVEST DURING THE REPORTING PERIOD?

The Fund continued to invest in a wide range of securities, including asset-backed securities, mortgage-backed securities, corporate bonds, foreign corporate bonds, U.S. government securities, and federal agency obligations.

WHAT DO YOU ANTICIPATE GOING FORWARD?

At the end of the six-month period, the Federal Reserve maintained that the upside and downside risks to economic growth and price stability were about equal. The Federal Open Market Committee has since suggested that "policy accommodation can be removed at a pace that is likely to be measured." While payrolls have finally increased after months of anemic growth, we believe that strong wage growth will be necessary to sustain spending in the months ahead, as the effects of the tax cuts fade and higher rates make mortgages less likely to be refinanced.

We are only slightly defensive on interest rates at this juncture. Evidence from the federal funds futures market shows that extensive Federal Reserve tightening has already been priced into the market. The hurdles to profit from a more-aggressive duration

Past performance is no guarantee of future results. Investment objectives may not be met, as the underlying investment options are subject to market risk and fluctuations in value.

 142   MainStay Short Term Bond Fund
posture are quite high, and the opportunity to capture higher yields may become significantly limited. In the coming weeks, we may continue to increase the Fund's exposure to federal agency bonds. To take advantage of widening swap rates, we may also seek opportunities among securities that are priced off swap rates and have two- or three-year maturities. Certain credit-card asset-backed securities and commercial mortgage-backed securities fit this profile.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004

(PORTFOLIO COMPOSITION PIE CHART)

U.S. Government & Federal Agencies                                               72.60
Short-Term Investments (collateral from securities lending                       40.00
  is 33.2%)
Corporate Bonds                                                                  14.80
Asset-Backed Securities                                                           3.20
Foreign Corporate Bonds                                                           1.40
Liabilities in Excess of Cash and Other Assets                                   -32.0

                                                   www.mainstayfunds.com     143

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED

                                                        PRINCIPAL
                                                           AMOUNT           VALUE
LONG-TERM BONDS (92.0%)+
ASSET-BACKED SECURITIES (3.2%)
---------------------------------------------------------------------------------
CONSUMER FINANCE (1.7%)
BMW Vehicle Owner Trust
  Series 2003-A Class A3
  1.94%, due 2/25/07                                $     190,000   $     190,248
Discover Card Master Trust I
  Series 1999-5 Class A
  1.28%, due 12/18/06 (b)                                 415,000         415,085
First USA Credit Card Master Trust
  Series 1997-2 Class A
  1.23%, due 1/17/07 (b)                                  150,000         150,001
Harley-Davidson Motorcycle Trust
  Series 2002-1 Class A2
  4.50%, due 1/15/10                                      500,000         516,161
MBNA Master Credit Card Trust
  Series 1997-J Class A
  1.22%, due 2/15/07 (b)                                  400,000         400,184
Volkswagen Auto Loan Enhanced Trust
  Series 2003-2 Class A3
  2.27%, due 10/22/07                                     310,000         309,767
                                                                    -------------
                                                                        1,981,446
                                                                    -------------
CONSUMER LOANS (1.0%)
Atlantic City Electric Transition Funding LLC
  Series 2002-1 Class A1
  2.89%, due 7/20/08                                    1,128,744       1,130,160
                                                                    -------------
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Capital One Master Trust
  Series 2001-5 Class A
  5.30%, due 6/15/09                                      110,000         115,894
DaimlerChrysler Auto Trust
  Series 2001-D Class A3
  3.15%, due 11/6/05                                      118,289         118,655
                                                                    -------------
                                                                          234,549
                                                                    -------------
THRIFTS & MORTGAGE FINANCE (0.3%)
Vanderbilt Mortgage Finance
  Series 1999-B Class 1A4
  6.545%, due 4/7/18                                      291,597         303,039
                                                                    -------------
Total Asset-Backed Securities
  (Cost $3,639,618)                                                     3,649,194
                                                                    -------------

                                                        PRINCIPAL
                                                           AMOUNT           VALUE
CORPORATE BONDS (14.8%)
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE (1.3%)
General Dynamics Corp.
  2.125%, due 5/15/06                               $     375,000   $     370,554
*Honeywell International
  6.875%, due 10/3/05                                   1,000,000       1,064,482
                                                                    -------------
                                                                        1,435,036
                                                                    -------------
BEVERAGES (0.6%)
Coca-Cola Co. (The)
  4.00%, due 6/1/05                                       630,000         642,917
                                                                    -------------

CAPITAL MARKETS (0.7%)
Merrill Lynch & Co., Inc.
  6.55%, due 8/1/04                                       750,000         759,515
                                                                    -------------

COMMERCIAL BANKS (1.4%)
*Bank of America Corp.
  7.50%, due 9/15/06                                      960,000       1,056,299
Wachovia Corp.
  6.70%, due 6/21/04                                      250,000         251,794
Wells Fargo & Co.
  6.625%, due 7/15/04                                     250,000         252,632
                                                                    -------------
                                                                        1,560,725
                                                                    -------------
CONSUMER FINANCE (0.9%)
*Household Finance Corp.
  6.50%, due 1/24/06                                    1,000,000       1,067,253
                                                                    -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
BellSouth Telecommunications, Inc.
  6.50%, due 6/15/05                                      470,000         493,514
                                                                    -------------

ELECTRIC UTILITIES (0.6%)
Alabama Power Co.
  2.65%, due 2/15/06                                      625,000         626,380
                                                                    -------------

ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric Co.
  7.875%, due 6/1/05                                      300,000         317,983
                                                                    -------------

FOOD & STAPLES RETAILING (0.7%)
*Wal-Mart Stores, Inc.
  5.45%, due 8/1/06                                       750,000         793,364
                                                                    -------------

FOOD PRODUCTS (1.1%)
*Cargill, Inc.
  6.25%, due 5/1/06 (a)                                 1,210,000       1,289,463
                                                                    -------------

+ Percentages indicated are based on Fund net assets.
V Fund's 10 largest holdings. May be subject to change daily.

 144   MainStay Short Term Bond Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

                                                        PRINCIPAL
                                                           AMOUNT           VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (1.8%)
*Quest Diagnostics, Inc.
  6.75%, due 7/12/06                                $   1,860,000   $   2,010,147
                                                                    -------------

INSURANCE (0.6%)
Marsh & McLennan Cos., Inc.
  6.625%, due 6/15/04                                     630,000         633,716
                                                                    -------------
MEDIA (0.2%)
Liberty Media Corp.
  3.50%, due 9/25/06                                      180,000         180,348
                                                                    -------------

MULTI-UTILITIES & UNREGULATED POWER (1.2%)
PSE&G Power LLC
  6.875%, due 4/15/06                                     200,000         214,724
*Public Service Electric & Gas Co.
  Series WW
  6.25%, due 1/1/07                                     1,065,000       1,144,000
                                                                    -------------
                                                                        1,358,724
                                                                    -------------
PHARMACEUTICALS (2.5%)
Abbot Laboratories
  V  3.50%, due 2/17/09                                 1,250,000       1,225,098
  5.125%, due 7/1/04                                      595,000         598,671
*Merck & Co., Inc.
  Series E
  4.125%, due 1/18/05                                   1,000,000       1,018,236
                                                                    -------------
                                                                        2,842,005
                                                                    -------------
THRIFTS & MORTGAGE FINANCE (0.6%)
Countrywide Home Loans, Inc.
  Series J
  5.25%, due 6/15/04                                      350,000         351,535
Washington Mutual, Inc.
  5.625%, due 1/15/07                                     285,000         301,883
                                                                    -------------
                                                                          653,418
                                                                    -------------
Total Corporate Bonds
  (Cost $16,709,596)                                                   16,664,508
                                                                    -------------

FOREIGN CORPORATE BONDS (1.4%)
---------------------------------------------------------------------------------
COMMERCIAL BANKS (0.9%)
*Landwirtschaftliche Rentenbank
  4.50%, due 10/23/06                                   1,000,000       1,038,928
                                                                    -------------

                                                        PRINCIPAL
                                                           AMOUNT           VALUE
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telefonos de Mexico S.A. de C.V.
  8.25%, due 1/26/06                                $     200,000   $     216,452
                                                                    -------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
PSA Corp. Ltd.
  7.125%, due 8/1/05 (a)                                  300,000         318,028
                                                                    -------------
Total Foreign Corporate Bonds
  (Cost $1,578,748)                                                     1,573,408
                                                                    -------------

U.S. GOVERNMENT & FEDERAL AGENCIES (72.6%)
---------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK (2.2%)
  2.125%, due 8/15/05                                   1,000,000       1,002,905
  2.25%, due 9/1/06                                       500,000         494,874
  3.875%, due 12/15/04                                  1,000,000       1,015,712
                                                                    -------------
                                                                        2,513,491
                                                                    -------------
FEDERAL HOME LOAN BANK (3.4%)
  Series 392
  2.50%, due 3/15/06                                      750,000         751,820
  Series 430
  2.875%, due 9/15/06                                   1,275,000       1,279,083
  Series 419
  3.50%, due 4/22/08                                      500,000         493,726
  Series 253
  3.625%, due 10/15/04                                    500,000         505,529
  Series 2704
  4.125%, due 11/15/04                                    500,000         507,595
  Series 7R04
  4.625%, due 8/13/04                                     250,000         252,447
                                                                    -------------
                                                                        3,790,200
                                                                    -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (7.3%)
  Series 3
  2.15%, due 2/17/06                                    3,080,000       3,070,461
  2.375%, due 2/15/07 (c)                               3,105,000       3,052,842
  2.50%, due 12/4/06                                    1,735,000       1,719,571
  4.00%, due 8/2/06                                       350,000         352,236
                                                                    -------------
                                                                        8,195,110
                                                                    -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
  (COLLATERALIZED MORTGAGE OBLIGATION) (0.2%)
  Series 1364 Class K
  5.00%, due 9/15/07                                      203,535         207,265
                                                                    -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION
  (MORTGAGE PASS-THROUGH SECURITY) (0.1%)
  5.00%, due 1/1/07                                       116,927         119,432
                                                                    -------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                        PRINCIPAL
                                                           AMOUNT           VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
---------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (13.7%)
  1.75%, due 6/16/06                                $   4,726,000   $   4,638,796
  2.50%, due 6/15/06 (c)                                3,110,000       3,102,418
  3.15%, due 5/28/08                                      330,000         323,771
  3.25%, due 11/15/07                                     400,000         397,996
  4.00%, due 9/2/08 (c)                                 3,125,000       3,124,113
  5.50%, due 5/2/06                                     3,720,000       3,922,513
                                                                    -------------
                                                                       15,509,607
                                                                    -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (1.0%)
  4.50%, due 11/1/18                                      889,141         876,314
  7.50%, due 4/1/31                                       194,648         208,934
                                                                    -------------
                                                                        1,085,248
                                                                    -------------
OVERSEAS PRIVATE INVESTMENT CORPORATION (1.3%)
  3.74%, due 4/15/15                                    1,532,723       1,503,524
                                                                    -------------

STUDENT LOAN MORTGAGE ASSOCIATION (0.7%)
  1.379%, due 8/27/04 (b)                                 800,000         801,003
                                                                    -------------

UNITED STATES TREASURY NOTES (42.7%)
  3.00%, due 11/15/07 (c)                               1,875,000       1,870,386
  3.50%, due 11/15/06 (c)                              10,830,000      11,056,759
  4.375%, due 5/15/07                                     300,000         312,832
  4.625%, due 5/15/05 (c)                              11,675,000      12,199,009
  5.75%, due 11/15/05 (c)                              11,835,000      12,498,872
  6.75%, due 5/15/05                                    9,780,000      10,288,100
                                                                    -------------
                                                                       48,225,958
                                                                    -------------
Total U.S. Government &
  Federal Agencies
  (Cost $82,543,116)                                                   81,950,838
                                                                    -------------
Total Long-Term Bonds
  (Cost $104,471,078)                                                 103,837,948
                                                                    -------------

SHORT-TERM INVESTMENTS (40.0%)
---------------------------------------------------------------------------------
COMMERCIAL PAPER (2.6%)
UBS Finance Delaware LLC
  1.02%, due 5/3/04                                     2,895,000       2,894,836
                                                                    -------------
Total Commercial Paper
  (Cost $2,894,836)                                                     2,894,836
                                                                    -------------

                                                           SHARES           VALUE
INVESTMENT COMPANIES (5.0%)
AIM Institutional Funds Group (d)                       2,941,340   $   2,941,340
Merrill Lynch Premier Institutional Fund                2,735,000       2,735,000
                                                                    -------------
Total Investment Companies
  (Cost $5,676,340)                                                     5,676,340
                                                                    -------------
                                                        PRINCIPAL
                                                           AMOUNT           VALUE
MASTER NOTE (4.4%)
Banc of America Securities LLC
  1.1874%, due 5/3/04 (d)                           $   5,000,000       5,000,000
                                                                    -------------
Total Master Note
  (Cost $5,000,000)                                                     5,000,000
                                                                    -------------

REPURCHASE AGREEMENTS (26.2%)
Banc One Capital Markets, Inc.
  1.180%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity
  $4,500,148 (d)
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $4,905,216 and a
  Market Value of $4,590,023)                           4,500,000       4,500,000
Countrywide Securities Corp.
  1.1324%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity
  $5,000,157 (d)
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $5,232,032 and a
  Market Value of $5,209,954)                           5,000,000       5,000,000
Credit Suisse First Boston LLC
  1.1124%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity $5,000,155 (d)
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $4,862,777 and a
  Market Value of $5,100,128)                           5,000,000       5,000,000

 146   MainStay Short Term Bond Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

                                                        PRINCIPAL
                                                           AMOUNT           VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
xLehman Brothers, Inc.
  1.1124%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity
  $5,000,155 (d)
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $6,570,316 and a
  Market Value of $5,248,394)                       $   5,000,000   $   5,000,000
Merrill Lynch Pierce Fenner & Smith, Inc.
  1.1424%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity
  $5,010,159 (d)
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $4,915,115 and a
  Market Value of $5,260,629)                           5,010,000       5,010,000
Morgan Stanley & Co., Inc.
  1.1124%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity
  $5,000,155 (d)
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $6,458,277 and a
  Market Value of $5,240,631)                           5,000,000       5,000,000
                                                                    -------------
Total Repurchase Agreements (Cost $29,510,000)                         29,510,000
                                                                    -------------

                                                        PRINCIPAL
                                                           AMOUNT           VALUE
U.S. GOVERNMENT (1.8%)
UNITED STATES TREASURY BILLS (1.8%)
  0.96%, due 5/6/04                                 $   1,000,000   $     999,940
  1.00%, due 5/20/04                                    1,000,000         999,624
                                                                    -------------
Total U.S. Government (Cost $1,999,336)                                 1,999,564
                                                                    -------------
Total Short-Term Investments (Cost $45,080,512)                        45,080,740
                                                                    -------------
Total Investments
  (Cost $149,551,590) (e)                                   132.0%    148,918,688(f)
Liabilities in Excess of
  Cash and Other Assets                                     (32.0)    (36,067,226)
                                                           -------- ---------------
Net Assets                                                  100.0%  $ 112,851,462
                                                           ======== ===============

(a)  May be sold to institutional investors only.
(b)  Floating rate. Rate shown is the rate in effect at April
     30, 2004.
(c) Represents securities out on loan or a portion which is out on loan.
(d) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.
(e) The cost for federal income tax purposes is $149,554,951.
(f)  At April 30, 2004 net unrealized depreciation was
     $636,263, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $106,290 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $742,553.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $149,551,590) including $35,885,614
  market value of securities loaned             $148,918,688
Cash                                                   1,138
Receivables:
  Investment securities sold                       2,110,000
  Interest                                         1,633,744
  Fund shares sold                                   829,440
Other assets                                          14,292
                                                ------------
    Total assets                                 153,507,302
                                                ------------
LIABILITIES:
Securities lending collateral                     37,451,340
Payables:
  Investment securities purchased                  2,894,754
  Fund shares redeemed                                43,013
  Manager                                             40,169
  Transfer agent                                       8,579
  NYLIFE Distributors                                  2,199
  Custodian                                            1,142
Accrued expenses                                      27,818
Dividend payable                                     186,826
                                                ------------
    Total liabilities                             40,655,840
                                                ------------
Net assets                                      $112,851,462
                                                ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.001 per share)
  500 million shares authorized
  Class A                                       $      1,077
  Class I                                             11,115
Additional paid-in capital                       115,845,653
Accumulated net investment loss                     (202,651)
Accumulated net realized loss on investments      (2,170,830)
Net unrealized depreciation on investments          (632,902)
                                                ------------
Net assets                                      $112,851,462
                                                ============
CLASS A
Net assets applicable to outstanding shares     $  9,968,542
                                                ============
Shares of capital stock outstanding                1,077,387
                                                ============
Net asset value per share outstanding           $       9.25
Maximum sales charge (3.00% of offering price)          0.29
                                                ------------
Maximum offering price per share outstanding    $       9.54
                                                ============
CLASS I
Net assets applicable to outstanding shares     $102,882,920
                                                ============
Shares of capital stock outstanding               11,114,950
                                                ============
Net asset value and offering price per share
  outstanding                                   $       9.26
                                                ============

 148   MainStay Short Term Bond Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                        $1,032,212
  Income from securities loaned -- net                22,186
                                                  ----------
    Total income                                   1,054,398
                                                  ----------
EXPENSES:
  Manager                                            291,267
  Transfer agent                                      18,335
  Professional                                        16,153
  Registration                                        11,775
  Custodian                                            8,665
  Directors                                            7,781
  Service -- Class A                                   7,176
  Service -- Service Class                               294
  Shareholder communication                            3,963
  Portfolio pricing                                    3,438
  Miscellaneous                                        7,905
                                                  ----------
    Total expenses before reimbursement              376,752
  Expense reimbursement from Manager                 (78,121)
                                                  ----------
    Net expenses                                     298,631
                                                  ----------
Net investment income                                755,767
                                                  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                     164,185
Net change in unrealized appreciation on
  investments                                       (714,361)
                                                  ----------
Net realized and unrealized loss on investments     (550,176)
                                                  ----------
Net increase in net assets resulting from
  operations                                      $  205,591
                                                  ==========

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                               2004           2003
INCREASE (DECREASE)
IN NET ASSETS:
Operations:
 Net investment income                 $    755,767   $    749,725
 Net realized gain on investments           164,185        502,623
 Net change in unrealized
  appreciation (depreciation) on
  investments                              (714,361)      (521,961)
                                       ---------------------------
 Net increase in net assets resulting
  from operations                           205,591        730,387
                                       ---------------------------
Dividends to shareholders:
 From net investment income:
   Class A                                  (52,670)            --
   Class I                                 (903,951)      (759,656)
   Service Class                             (1,708)       (11,669)
 Taxable distributions in excess of net investment
  income:
   Class I                                       --        (62,926)
   Service Class                                 --           (967)
                                       ---------------------------
 Total dividends to shareholders           (958,329)      (835,218)
                                       ---------------------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class A                               18,820,634             --
   Class I                               13,873,192     16,685,453
   Service Class                             17,020        244,951
 Net asset value of shares issued in connection
  with acquisition of Eclipse Ultra Short Duration
  Fund:
   Class I                               74,520,760             --
   Service Class                            218,328             --
 Net asset value of shares issued to shareholders
  in reinvestment of dividends:
   Class A                                   33,145             --
   Class I                                  384,615        821,284
   Service Class                              1,608         12,636
                                       ---------------------------
                                        107,869,302     17,764,324
 Cost of shares redeemed:
   Class A                               (8,794,360)            --
   Class I                              (20,763,849)   (19,072,157)
   Service Class                           (780,868)      (447,045)
                                       ---------------------------
                                        (30,339,077)   (19,519,202)
                                       ---------------------------
    Increase (decrease) in net assets
     derived from capital share
     transactions                        77,530,225     (1,754,878)
                                       ---------------------------
    Net increase (decrease) in net
     assets                              76,777,487     (1,859,709)
NET ASSETS:
Beginning of period                      36,073,975     37,933,684
                                       ---------------------------
End of period                          $112,851,462   $ 36,073,975
                                       ===========================
Accumulated net investment loss at
 end of period                         $   (202,651)  $        (89)
                                       ===========================

 150   MainStay Short Term Bond Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                  CLASS A                                           CLASS I
                                 ----------   -----------------------------------------------------------------------------------
                                 JANUARY 1,                                                            JANUARY 1,
                                   2004**     SIX MONTHS                                                  1999
                                  THROUGH       ENDED                                                    THROUGH      YEAR ENDED
                                 APRIL 30,    APRIL 30,             YEAR ENDED OCTOBER 31,             OCTOBER 31,   DECEMBER 31,
                                  2004***      2004***       2003       2002       2001       2000        1999*          1998
Net asset value at beginning of
  period                           $ 9.32      $   9.31    $  9.34    $  9.57    $  9.36    $  9.63      $  9.43       $  9.39
                                   ------      --------    -------    -------    -------    -------      -------       -------
Net investment income                0.02          0.07       0.19       0.29(a)    0.47(e)    0.57(a)      0.47          0.56
Net realized and unrealized
  gain (loss) on investments        (0.04)        (0.03)     (0.01)      0.00(d)    0.48(e)   (0.03)       (0.27)         0.04
                                   ------      --------    -------    -------    -------    -------      -------       -------
Total from investment
  operations                        (0.02)         0.04       0.18       0.29       0.95       0.54         0.20          0.60
                                   ------      --------    -------    -------    -------    -------      -------       -------
Less dividends:
  From net investment income        (0.05)        (0.09)     (0.21)     (0.52)     (0.74)     (0.81)          --         (0.56)
                                   ------      --------    -------    -------    -------    -------      -------       -------
Net asset value at end of
  period                           $ 9.25      $   9.26    $  9.31    $  9.34    $  9.57    $  9.36      $  9.63       $  9.43
                                   ======      ========    =======    =======    =======    =======      =======       =======
Total investment return (b)         (0.18%)        0.45%      1.94%      3.21%     10.68%      6.05%        2.12%         6.37%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income              1.29%+        1.57%+     2.02%      3.13%      4.93%(e)    6.20%       5.42%+        5.95%
  Net expenses                       0.88%+        0.60%+     0.60%      0.60%      0.60%      0.61%(c)      0.60%+       0.60%
  Expenses (before
    reimbursement)                   1.04%+        0.76%+     0.98%      0.96%      1.03%      0.99%        0.85%+        0.89%
Portfolio turnover rate                91%           91%       173%       228%       149%       165%         105%          125%
Net assets at end of period (in
  000's)                           $9,969      $102,883    $35,532    $37,201    $30,065    $31,146      $48,150       $42,219

*    The Fund changed its fiscal year end from December 31 to
     October 31.
**   Commencement of Operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and is not annualized.
(c)  The effect of non-reimbursable interest expense on the
     expense ratio was 0.01%.
(d)  Less than one cent per share.
(e)  As required, effective November 1, 2000, the Fund has
     adopted the provisions of the AICPA Audit and Accounting
     Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to November 1, 2000 have not been restated to reflect this change in presentation.

                                                              CLASS I
                                                              -------

Decrease net investment income                                ($0.12)
Increase net realized and unrealized gains and losses           0.12
Decrease ratio of net investment income                        (1.26%)

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY ASSET MANAGER FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                              SIX     ONE     FIVE    TEN
BENCHMARKS                                                   MONTHS   YEAR   YEARS   YEARS
ASSET MANAGER COMPOSITE INDEX(1)                              4.21%  14.06%   1.26%   9.73%
S&P 500(R) INDEX(2)                                           6.27   22.88   -2.26   11.36
CITIGROUP BROAD INVESTMENT GRADE (BIG) BOND INDEX(3)          1.32    1.88    6.65    7.35
AVERAGE LIPPER FLEXIBLE PORTFOLIO FUND(4)                     4.29   17.01    1.36    8.77

 CLASS A SHARES
--------------------------------------------------------------------------------

                         SIX      ONE      FIVE     TEN
TOTAL RETURNS           MONTHS    YEAR    YEARS    YEARS
---------------------------------------------------------
With sales charges      -1.19%    7.96%   -0.23%    9.07%
Excluding sales          4.56    14.24     0.90     9.69
  charges

                                              (In thousands, with sales charges)

                                           MAINSTAY ASSET                                ASSET MANAGER
                                            MANAGER FUND          S&P 500 INDEX         COMPOSITE INDEX      CITIGROUP BIG INDEX
                                           --------------         -------------         ---------------      -------------------
4/30/94                                          945                   1000                   1000                   1000
                                                1040                   1175                   1131                   1073
                                                1285                   1530                   1366                   1164
                                                1516                   1914                   1606                   1248
                                                1983                   2700                   2052                   1385
                                                2278                   3289                   2377                   1472
                                                2468                   3622                   2547                   1490
                                                2370                   3152                   2451                   1674
                                                2262                   2754                   2327                   1805
                                                2086                   2388                   2219                   1994
4/30/04                                         2383                   2934                   2531                   2032

      -- MainStay Asset Manager Fund       -- Asset Manager Composite Index
      -- S&P 500 Index                     -- Citigroup BIG Bond Index

 CLASS B SHARES
--------------------------------------------------------------------------------

                          SIX      ONE      FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS    YEARS
---------------------------------------------------------
With sales charges       -0.77%    8.46%   -0.10%   8.94%
Excluding sales charges   4.23    13.46     0.21    8.94

                                              (In thousands, with sales charges)

                                           MAINSTAY ASSET                                ASSET MANAGER
                                            MANAGER FUND          S&P 500 INDEX         COMPOSITE INDEX      CITIGROUP BIG INDEX
                                           --------------         -------------         ---------------      -------------------
4/30/94                                         1000                   1000                   1000                   1000
                                                1094                   1175                   1131                   1073
                                                1341                   1530                   1366                   1164
                                                1571                   1914                   1606                   1248
                                                2041                   2700                   2052                   1385
                                                2330                   3289                   2377                   1472
                                                2508                   3622                   2547                   1490
                                                2392                   3152                   2451                   1674
                                                2267                   2754                   2327                   1805
                                                2075                   2388                   2219                   1994
4/30/04                                         2354                   2934                   2531                   2032

      -- MainStay Asset Manager Fund       -- Asset Manager Composite Index
      -- S&P 500 Index                     -- Citigroup BIG Bond Index

 CLASS C SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        3.05%    12.32%   0.15%   8.89%
Excluding sales charges   4.05     13.32    0.15    8.89

                                              (In thousands, with sales charges)

                                           MAINSTAY ASSET                                ASSET MANAGER
                                            MANAGER FUND          S&P 500 INDEX         COMPOSITE INDEX      CITIGROUP BIG INDEX
                                           --------------         -------------         ---------------      -------------------
4/30/94                                         1000                   1000                   1000                   1000
                                                1093                   1175                   1131                   1073
                                                1340                   1530                   1366                   1164
                                                1570                   1914                   1606                   1248
                                                2038                   2700                   2052                   1385
                                                2326                   3289                   2377                   1472
                                                2502                   3622                   2547                   1490
                                                2385                   3152                   2451                   1674
                                                2261                   2754                   2327                   1805
                                                2068                   2388                   2219                   1994
4/30/04                                         2343                   2934                   2531                   2032

      -- MainStay Asset Manager Fund       -- Asset Manager Composite Index
      -- S&P 500 Index                     -- Citigroup BIG Bond Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for Class A and B shares, first offered 1/1/04, includes the historical performance of Class I shares

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 152   MainStay Asset Manager Fund

 CLASS I SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges         N/A      N/A      N/A     N/A
Excluding sales charges   4.69%    14.53%   1.12%   9.91%

                                              (in thousands, with sales charges)

                                           MAINSTAY ASSET                                ASSET MANAGER
                                            MANAGER FUND          S&P 500 INDEX         COMPOSITE INDEX      CITIGROUP BIG INDEX
                                           --------------         -------------         ---------------      -------------------
4/30/94                                         1000                   1000                   1000                   1000
                                                1103                   1175                   1131                   1073
                                                1365                   1530                   1366                   1164
                                                1614                   1914                   1606                   1248
                                                2114                   2700                   2052                   1385
                                                2434                   3289                   2377                   1472
                                                2641                   3622                   2547                   1490
                                                2540                   3152                   2451                   1674
                                                2431                   2754                   2327                   1805
                                                2246                   2388                   2219                   1994
4/30/04                                         2573                   2934                   2531                   2032

      -- MainStay Asset Manager Fund       -- Asset Manager Composite Index
      -- S&P 500 Index                     -- Citigroup BIG Bond Index

from inception (1/2/91) through 12/31/03 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for such shares. Prior to 1/1/04, the Fund offered Class L shares, which were subject to a 1% sales charge and a 1% CDSC on redemptions within one year of purchase. Performance for Class L shares, first offered 12/30/02, includes the historical performance Class I shares from inception through 12/29/02 adjusted to reflect the applicable sales charge, CDSC, and fees and expenses for such shares. Effective 1/1/04, all outstanding Class L shares of the Fund were converted to and/or redesignated Class C shares.

1. The Asset Manager Composite Index is comprised of the S&P 500(R) Index, the Citigroup Broad Investment Grade (BIG) Bond Index, and the Citigroup 1-Month T-Bill Index weighted 60%/30%/10%, respectively. The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. The Citigroup Broad Investment Grade
   (BIG) Bond Index--The Citigroup BIG Bond Index--is an unmanaged, capitalization-weighted index that contains approximately 5,500 individually priced fixed-income securities and is generally considered representative of the U.S. bond market. An investment cannot be made directly into an index.
2. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. Standard & Poor's does not sponsor, endorse, sell, or promote the Fund or represent the advisability of investing in the Fund. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
3. The Citigroup Broad Investment Grade (BIG) Bond Index--the Citigroup BIG Bond Index--is an unmanaged index that is considered representative of the U.S. investment-grade bond market. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
4. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                   www.mainstayfunds.com     153

 $1,000 INVESTED IN MAINSTAY ASSET MANAGER FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             11/1/03           4/30/04            PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(1,2)                     $1,000             $1,006              $3              $1,047              $4
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(1,2)                     $1,000             $1,003              $6              $1,044              $6
------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES(3)                       $1,000             $1,041              $9              $1,041              $9
------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES(3)                       $1,000             $1,047              $4              $1,046              $4
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 121 (to reflect the four-month period).
2. Class A shares and Class B shares were first offered on January 1, 2004. Expenses paid during the period reflect ongoing costs for the four-month period ending April 30, 2004. Had Class A shares and Class B shares been offered for the six months ended April 30, 2004, based on a hypothetical 5% return, expenses paid during the period would be $5 and $9, respectively, and the ending account value would be $1,045 and $1,041, respectively.
3. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

 154   MainStay Asset Manager Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Elias Belessakos, Ph.D. and Jefferson
C. Boyce of New York Life Investment Management LLC

MAINSTAY ASSET MANAGER FUND

HOW DO YOU DECIDE HOW TO ALLOCATE THE FUND'S PORTFOLIO?

We use a proprietary model to assess potential opportunities and allocate assets within the portfolio's percentage constraints. We use a disciplined methodology based on the model to estimate expected returns, volatilities, and correlations on domestic and foreign stock markets and on domestic fixed-income securities.

HOW DID YOU POSITION THE FUND DURING THE SIX MONTHS ENDED APRIL 30, 2004?

During the reporting period, the Fund had an average allocation of 53% to stocks, 37% to bonds, and 10% to cash. Within the equity allocation, U.S. equities were underweighted relative to the Fund's custom benchmark(1) at 42% of net assets and international equities and REITs were overweighted at 10% and 1%, respectively.

HOW DID THE FUND'S INTERNATIONAL EQUITIES PERFORM?

Within our menu of available assets, international equities had the highest positive return for the six-month period. The Fund invests in international equities through foreign futures. During the reporting period, the Japanese equity market, as measured by the Topix Index,(2) generated the best results, returning 14.36%. Unfortunately, the Fund's underweighted position in Japanese stocks reduced the amount of incremental return the portfolio achieved. Our decision to invest in Italian and Spanish equities, however, proved beneficial as these markets earned 8.35% and 13.75%, respectively, in local currency terms. These positions were funded in part by underweighting U.S. large-cap equities. The U.S. large-cap equity market (as measured by the S&P 500(R) Index),(3) returned 6.27% for the period, which made the Fund's underweighted position beneficial. The worst performing portion of the Fund's international allocation came in Hong Kong, where the Hang Seng Index fell 2.03%. The Fund's slightly overweighted position in Hong Kong stocks detracted from performance.

HOW DID YOU ALLOCATE THE REST OF THE FUND'S U.S. EQUITY HOLDINGS?

We held an overweighted position in domestic small-cap stocks (as measured by the S&P SmallCap 600(R) Index)(4) and in mid-cap stocks (as measured by the S&P MidCap 400(R) Index). This enhanced results, as these market sectors outperformed their large-cap counterparts, returning 8.47% and 6.93%, respectively. Real estate investment trusts (as measured by the Morgan Stanley REIT(R) Index)(5) returned only 2.78%, so the Fund's small but overweighted REIT position detracted from performance.

HOW DID THE FUND'S BOND ALLOCATION AFFECT PERFORMANCE?

Our decision to overweight bonds and underweight U.S. large-cap stocks detracted from the Fund's results. The Citigroup BIG Bond Index returned a relatively low 1.32% for the period versus the 6.27% return for the S&P 500(R) Index.

HOW DID THE ACTIVELY MANAGED SEGMENTS OF THE FUND IMPACT RESULTS?

The assets allocated by the model to large-cap equities in an actively managed enhanced-index-fund strategy made a positive contribution to returns by

Past performance is no guarantee of future results. Investment objectives may not be met, as the underlying investment options are subject to market risk and fluctuations in value. Foreign securities may be subject to greater risks that U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund.
1. See footnote on page 152 for more information on the Asset Manager Composite Index.
2. Returns for individual sectors and markets reflect major unmanaged indices considered representative of the specific sectors or markets. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
3. "S&P 500(R) Index," "S&P MidCap 400(R) Index," and "S&P SmallCap 600(R) Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. Each index is unmanaged and is considered generally representative of a different capitalization segment of the U.S. stock market. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
4. See footnote on page 152 for more information on the Citigroup BIG Bond
   Index.
5. The Morgan Stanley REIT(R) Index is an unmanaged, capitalization-weighted index of the most actively traded real estate investment trusts (REITs), and is designed to measure real estate equity performance. An investment cannot be made directly into an index.

                                                   www.mainstayfunds.com     155
outperforming the S&P 500(R) Index during the reporting period. The allocations made to the actively managed mid-cap strategy, however, did not fare as well. Indeed, the mid-cap portion of the portfolio lagged the S&P MidCap 400(R) Index for the period. Similarly, the allocation made to the actively managed fixed-income strategy detracted from results when the portfolio underperformed the Citigroup BIG Bond Index.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                    60.40
U.S. Government and Federal Agencies                                             21.60
Short-Term Investments                                                           10.20
Corporate Bonds                                                                   6.70
Foreign Bonds                                                                     1.20
Real Estate Investment Trusts                                                     1.20
Asset-Backed Security                                                             0.30
Yankee Bonds                                                                      0.10
Liabilities in Excess of Cash and Other Assets                                   -1.70

 156   MainStay Asset Manager Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
LONG-TERM BONDS (29.9%)+
ASSET-BACKED SECURITY (0.3%)
-----------------------------------------------------------------------------
CONSUMER FINANCE (0.3%)
Citibank Credit Card Issuance Trust Series 2003-A2
  Class A2
  2.70%, due 1/15/06                                $1,000,000   $  1,004,292
                                                                 ------------
Total Asset-Backed Security
  (Cost $1,008,867)                                                 1,004,292
                                                                 ------------

CORPORATE BONDS (6.7%)
-----------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.2%)
Honeywell International, Inc.
  7.50%, due 3/1/10                                    100,000        115,418
Lockheed Martin Corp.
  8.20%, due 12/1/09                                   100,000        118,782
Northrop Grumman Corp.
  7.125%, due 2/15/11                                  100,000        112,437
Raytheon Co.
  6.75%, due 8/15/07                                   100,000        109,586
United Technologies Corp.
  6.35%, due 3/1/11                                    250,000        274,275
                                                                 ------------
                                                                      730,498
                                                                 ------------
AUTOMOBILES (0.2%)
DaimlerChrysler North America Holdings, Inc.
  7.30%, due 1/15/12                                   250,000        276,488
General Motors Corp.
  8.375%, due 7/15/33                                  250,000        270,379
                                                                 ------------
                                                                      546,867
                                                                 ------------
BEVERAGES (0.2%)
Anheuser-Busch Cos., Inc.
  5.75%, due 4/1/10                                    100,000        106,621
Coca-Cola Enterprises, Inc.
  7.00%, due 5/15/98                                   250,000        271,256
Pepsi Bottling Holdings, Inc.
  5.625%, due 2/17/09 (c)                              100,000        107,229
                                                                 ------------
                                                                      485,106
                                                                 ------------
BUILDING PRODUCTS (0.0%) (B)
Masco Corp.
  6.75%, due 3/15/06                                   100,000        107,240
                                                                 ------------
CAPITAL MARKETS (0.6%)
Bear Stearns Cos., Inc. (The)
  5.70%, due 1/15/07                                   250,000        265,509
Credit Suisse FirstBoston
  USA, Inc.
  4.625%, due 1/15/08                                  250,000        257,350

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
CAPITAL MARKETS (CONTINUED)
Goldman Sachs Group, Inc. (The)
  5.70%, due 9/1/12                                 $  150,000   $    154,652
  6.125%, due 2/15/33                                  100,000         96,190
J.P. Morgan Chase & Co.
  5.75%, due 1/2/13                                    250,000        258,863
Lehman Brothers Holdings, Inc.
  7.00%, due 2/1/08                                    250,000        278,464
Merrill Lynch & Co., Inc., Series B
  4.00%, due 11/15/07                                  250,000        253,255
Morgan Stanley
  6.60%, due 4/1/12                                    250,000        275,176
                                                                 ------------
                                                                    1,839,459
                                                                 ------------
CHEMICALS (0.1%)
Dow Chemical Co. (The)
  5.75%, due 11/15/09                                  100,000        105,680
E.I. du Pont de Nemours & Co.
  6.875%, due 10/15/09                                 100,000        113,177
                                                                 ------------
                                                                      218,857
                                                                 ------------
COMMERCIAL BANKS (0.6%)
Bank of America Corp.
  3.875%, due 1/15/08                                  500,000        503,928
Bank One Corp., Series A
  6.00%, due 2/17/09                                   250,000        270,032
FleetBoston Financial Corp.
  3.85%, due 2/15/08                                   250,000        251,334
U.S. Bancorp, Series N
  3.95%, due 8/23/07                                   250,000        254,393
Wachovia Bank National Association
  4.85%, due 7/30/07                                   250,000        261,521
Wells Fargo Bank NA, San Francisco
  6.45%, due 2/1/11                                    250,000        275,726
                                                                 ------------
                                                                    1,816,934
                                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (0.1%)
Cendant Corp.
  6.25%, due 1/15/08                                   100,000        108,005
Waste Management, Inc.
  7.375%, due 8/1/10                                   100,000        113,683
                                                                 ------------
                                                                      221,688
                                                                 ------------
COMMUNICATIONS EQUIPMENT (0.0%) (B)
Motorola, Inc.
  5.80%, due 10/15/08                                  100,000        102,893
                                                                 ------------

+ Percentages indicated are based on Fund net assets.
* Fund's 10 largest holdings. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (0.1%)
International Business Machines Corp.
  4.25%, due 9/15/09                                $  250,000   $    252,176
                                                                 ------------
CONSUMER FINANCE (0.8%)
American General Finance Corp. Series H
  4.50%, due 11/15/07                                  250,000        257,495
Ford Motor Credit Co.
  6.50%, due 1/25/07                                   500,000        530,222
  7.375%, due 2/1/11                                   250,000        267,331
General Motors Acceptance Corp.
  6.125%, due 8/28/07                                  350,000        369,848
Household Finance Corp.
  5.75%, due 1/30/07                                   500,000        532,492
John Deere Capital Corp.
  3.90%, due 1/15/08                                   250,000        251,139
MBNA Corp.
  6.125%, due 3/1/13                                   100,000        105,313
SLM Corp.
  5.625%, due 8/1/33                                   100,000         91,424
                                                                 ------------
                                                                    2,405,264
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES (0.6%)
Boeing Capital Corp.
  5.75%, due 2/15/07                                   250,000        265,756
CIT Group, Inc.
  5.50%, due 11/30/07                                  250,000        264,152
Citigroup, Inc.
  3.50%, due 2/1/08                                    500,000        496,789
  5.875%, due 2/22/33                                  250,000        238,162
National Rural Utilities Cooperative Finance Corp.
  5.75%, due 8/28/09                                   250,000        266,396
UFJ Finance Aruba AEC
  6.75%, due 7/15/13                                   100,000        105,591
Verizon Global Funding Corp.
  7.75%, due 12/1/30                                   100,000        114,424
                                                                 ------------
                                                                    1,751,270
                                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Ameritech Capital Funding
  6.55%, due 1/15/28                                   100,000        100,588
AT&T Corp.
  8.05%, due 11/15/11                                  100,000        109,726
BellSouth Corp.
  6.00%, due 10/15/11                                  250,000        266,636
Citizens Communications Co.
  9.25%, due 5/15/11                                   100,000        105,243

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
GTE South, Inc., Series C
  6.00%, due 2/15/08                                $  300,000   $    319,588
SBC Communications, Inc.
  5.75%, due 5/2/06                                    150,000        158,723
Sprint Capital Corp.
  6.125%, due 11/15/08                                 150,000        160,617
  8.75%, due 3/15/32                                   100,000        119,451
                                                                 ------------
                                                                    1,340,572
                                                                 ------------
ELECTRIC UTILITIES (0.3%)
American Electric Power Co., Inc.
  Series C
  5.375%, due 3/15/10                                  100,000        103,407
Consumers Energy Co., Series B
  5.375%, due 4/15/13                                  100,000         98,423
Dominion Resources, Inc. Series B
  6.25%, due 6/30/12                                   100,000        106,685
DTE Energy Co., Series A
  6.65%, due 4/15/09                                   100,000        108,906
FirstEnergy Corp., Series A
  5.50%, due 11/15/06                                  100,000        104,344
Northern States Power Co.
  6.875%, due 8/1/09                                   100,000        111,738
Oncor Electric Delivery Co.
  7.00%, due 9/1/22                                    100,000        107,624
Peco Energy Co.
  3.50%, due 5/1/08                                    100,000         98,921
Progress Energy, Inc.
  7.10%, due 3/1/11                                    100,000        111,447
                                                                 ------------
                                                                      951,495
                                                                 ------------
FOOD & STAPLES RETAILING (0.2%)
Albertson's, Inc.
  7.50%, due 2/15/11                                   100,000        113,579
Kroger Co. (The)
  8.05%, due 2/1/10                                    100,000        116,427
Safeway, Inc.
  6.50%, due 3/1/11                                    100,000        107,644
Wal-Mart Stores, Inc.
  4.55%, due 5/1/13                                    150,000        145,475
  7.55%, due 2/15/30                                   100,000        119,892
                                                                 ------------
                                                                      603,017
                                                                 ------------
FOOD PRODUCTS (0.2%)
Archer-Daniels-Midland Co.
  8.125%, due 6/1/12                                   100,000        121,283
ConAgra Foods, Inc.
  6.75%, due 9/15/11                                   100,000        110,455
General Mills, Inc.
  3.875%, due 11/30/07                                 100,000        100,266

 158   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------------
FOOD PRODUCTS (CONTINUED)
Kellogg Co., Series B
  6.00%, due 4/1/06                                 $  100,000   $    106,156
Kraft Foods, Inc.
  5.25%, due 6/1/07                                    100,000        105,079
Unilever Capital Corp.
  7.125%, due 11/1/10                                  100,000        114,436
                                                                 ------------
                                                                      657,675
                                                                 ------------
GAS UTILITIES (0.0%) (B)
Kinder Morgan Energy Partners, L.P.
  7.125%, due 3/15/12                                  100,000        112,106
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (0.0%) (B)
HCA, Inc.
  8.75%, due 9/1/10                                    100,000        114,744
                                                                 ------------
HOUSEHOLD PRODUCTS (0.0%) (B)
Procter & Gamble Co. (The)
  4.75%, due 6/15/07                                   100,000        104,509
                                                                 ------------
INSURANCE (0.1%)
Allstate Corp. (The)
  7.20%, due 12/1/09                                   100,000        115,003
Berkshire Hathaway, Inc.
  4.625%, due 10/15/13 (c)                             100,000         96,848
                                                                 ------------
                                                                      211,851
                                                                 ------------
MACHINERY (0.0%) (B)
Caterpillar, Inc.
  7.25%, due 9/15/09                                   100,000        114,257
                                                                 ------------
MEDIA (0.5%)
Clear Channel
  Communications, Inc.
  4.25%, due 5/15/09                                   100,000         99,178
Comcast Cable
  Communications, Inc.
  6.75%, due 1/30/11                                   250,000        273,973
Cox Enterprises, Inc.
  7.875%, due 9/15/10 (c)                              100,000        114,866
Liberty Media Corp.
  7.875%, due 7/15/09                                  100,000        113,664
News America Holdings
  9.25%, due 2/1/13                                    100,000        126,941
Time Warner, Inc.
  7.625%, due 4/15/31                                  250,000        273,597

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
MEDIA (CONTINUED)
Viacom, Inc.
  7.70%, due 7/30/10                                $  250,000   $    289,789
Walt Disney Co., (The), Series B
  6.75%, due 3/30/06                                   100,000        106,742
                                                                 ------------
                                                                    1,398,750
                                                                 ------------
METALS & MINING (0.1%)
Alcoa, Inc.
  4.25%, due 8/15/07                                   250,000        256,844
                                                                 ------------
MULTILINE RETAIL (0.1%)
Federated Department Stores, Inc. 7.00%, due
  2/15/28                                              100,000        105,747
Target Corp.
  7.00%, due 7/15/31                                   100,000        111,373
                                                                 ------------
                                                                      217,120
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (0.1%)
Constellation Energy Group, Inc.
  6.35%, due 4/1/07                                    100,000        107,458
Duke Energy Corp.
  6.25%, due 1/15/12                                   100,000        105,923
PSE&G Power LLC
  7.75%, due 4/15/11                                   100,000        115,134
                                                                 ------------
                                                                      328,515
                                                                 ------------
OIL & GAS (0.2%)
Amerada Hess Corp.
  7.30%, due 8/15/31                                   100,000        101,894
Anadarko Petroleum Corp.
  7.20%, due 3/15/29                                   100,000        110,144
Devon Financing Corp. ULC
  6.875%, due 9/30/11                                  100,000        111,024
Marathon Oil Corp.
  6.85%, due 3/1/08                                    100,000        110,351
Occidental Petroleum Corp.
  5.875%, due 1/15/07                                  100,000        106,643
Pemex Project Funding
  Master Trust
  7.375%, due 12/15/14                                 100,000        104,500
Valero Energy Corp.
  6.125%, due 4/15/07                                  100,000        107,448
                                                                 ------------
                                                                      752,004
                                                                 ------------
PAPER & FOREST PRODUCTS (0.1%)
International Paper Co.
  6.75%, due 9/1/11                                    100,000        109,871
Weyerhaeuser Co.
  6.75%, due 3/15/12                                   100,000        109,626
                                                                 ------------
                                                                      219,497
                                                                 ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------------
PHARMACEUTICALS (0.2%)
Bristol-Myers Squibb Co.
  4.00%, due 8/15/08 (c)                            $  250,000   $    250,671
Pharmacia Corp.
  6.60%, due 12/1/28                                   100,000        109,016
Wyeth
  5.50%, due 3/15/13                                   100,000        100,062
                                                                 ------------
                                                                      459,749
                                                                 ------------
REAL ESTATE (0.1%)
EOP Operating LP
  7.00%, due 7/15/11                                   100,000        110,980
Simon Property Group, L.P.
  6.375%, due 11/15/07                                 100,000        109,372
                                                                 ------------
                                                                      220,352
                                                                 ------------
ROAD & RAIL (0.2%)
Burlington Northern Santa Fe Corp.
  7.125%, due 12/15/10                                 100,000        112,706
CSX Corp.
  7.45%, due 5/1/07                                    100,000        111,026
Norfolk Southern Corp.
  6.75%, due 2/15/11                                   100,000        111,032
Union Pacific Corp.
  6.65%, due 1/15/11                                   100,000        110,285
                                                                 ------------
                                                                      445,049
                                                                 ------------
THRIFTS & MORTGAGE FINANCE (0.4%)
Countrywide Home Loans, Inc.
  5.625%, due 5/15/07                                  100,000        106,080
General Electric Capital Corp.
  6.00%, due 6/15/12                                   500,000        533,142
  6.75%, due 3/15/32                                   250,000        269,152
Washington Mutual, Inc.
  7.50%, due 8/15/06                                   250,000        274,662
                                                                 ------------
                                                                    1,183,036
                                                                 ------------
TOBACCO (0.0%) (B)
Altria Group, Inc.
  7.20%, due 2/1/07                                    100,000        107,826
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (0.0%) (B)
AT&T Wireless Services, Inc. 7.875%, due 3/1/11        100,000        115,182
                                                                 ------------
Total Corporate Bonds
  (Cost $20,353,814)                                               20,392,402
                                                                 ------------

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
FOREIGN BONDS (1.2%)
-----------------------------------------------------------------------------
BEVERAGES (0.0%) (B)
Diageo Capital PLC
  3.375%, due 3/20/08                               $  100,000   $     98,613
                                                                 ------------
CAPITAL MARKETS (0.1%)
Kreditanstalt fuer Wiederaufbau
  3.375%, due 1/23/08                                  250,000        250,517
                                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
British Telecommunications PLC 8.875%, due
  12/15/30                                             100,000        126,503
Deutsche Telekom International Finance BV
  8.50%, due 6/15/10                                   250,000        295,394
France Telecom S.A.
  8.20%, due 3/1/06                                    150,000        163,147
  9.75%, due 3/1/31                                    100,000        128,245
Koninklijke (Royal) KPN N.V.
  8.00%, due 10/1/10                                   100,000        116,968
Telecom Italia Capital
  6.375%, due 11/15/33 (c)                             100,000         98,082
                                                                 ------------
                                                                      928,339
                                                                 ------------
FOREIGN GOVERNMENTS (0.6%)
Malaysian Government
  8.75%, due 6/1/09                                    100,000        118,940
Province of Ontario
  5.50%, due 10/1/08                                   250,000        266,413
Province of Quebec
  7.50%, due 9/15/29                                   250,000        305,217
Republic of Italy Series DTC
  5.625%, due 6/15/12                                  500,000        533,959
United Mexican States
  6.375%, due 1/16/13                                  500,000        506,250
                                                                 ------------
                                                                    1,730,779
                                                                 ------------
INSURANCE (0.1%)
Axa
  8.60%, due 12/15/30                                  100,000        124,286
                                                                 ------------
OIL & GAS (0.1%)
Conoco Funding Co.
  6.35%, due 10/15/11                                  250,000        275,703
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (0.0%) (B)
Vodafone Group PLC
  7.75%, due 2/15/10                                   100,000        115,802
                                                                 ------------
Total Foreign Bonds
  (Cost $3,543,128)                                                 3,524,039
                                                                 ------------

 160   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (21.6%)
-----------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (2.3%)
*1.625%, due 4/15/05                                $4,000,000   $  4,000,180
  2.75%, due 3/14/08                                 2,000,000      1,944,168
  2.875%, due 9/15/06                                1,000,000      1,003,202
                                                                 ------------
                                                                    6,947,550
                                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (1.8%)
  2.75%, due 8/15/06                                 1,500,000      1,502,775
  3.625%, due 9/15/08                                1,000,000        993,189
  4.875%, due 11/15/13                               1,000,000        990,873
  5.50%, due 9/15/11                                 1,000,000      1,053,552
  6.25%, due 7/15/32                                 1,000,000      1,062,007
                                                                 ------------
                                                                    5,602,396
                                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
  (MORTGAGE PASS-THROUGH SECURITIES) (3.4%)
  4.50%, due 7/1/18-8/1/33                             972,853        936,744
  4.50%, due 6/17/34 TBA (e)                           500,000        490,625
  5.00%, due 12/1/18-11/1/33                         1,462,515      1,437,544
  5.50%, due 12/1/17-10/1/33                         1,309,009      1,333,517
  5.50%, due 5/14/33-6/14/34 TBA (e)                 2,000,000      1,995,001
  6.00%, due 5/1/16-1/1/28                             879,615        917,141
  6.50%, due 11/1/16-6/1/32                          1,918,120      2,002,685
  7.00%, due 3/1/26-7/1/32                             484,382        511,778
  7.50%, due 7/1/11-5/1/32                             509,624        547,003
  7.75%, due 10/1/07                                    59,830         62,909
  8.00%, due 10/1/11-11/1/11                            80,704         86,739
                                                                 ------------
                                                                   10,321,686
                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (5.5%)
  4.50%, due 5/1/18-11/1/18                          2,416,214      2,381,358
  5.00%, due 10/1/17-11/1/33                         2,693,925      2,696,198
  5.00%, due 5/13/34 TBA (e)                         2,500,000      2,421,875
  5.50%, due 6/1/33-7/1/33                           3,618,461      3,612,843
  5.50%, due 5/14/33 TBA (e)                           500,000        498,750
  6.00%, due 4/1/19-4/1/33                           2,697,803      2,762,779
  6.00%, due 5/15/34 TBA (e)                           500,000        511,406
  6.50%, due 7/1/29-8/1/32                             845,144        880,096
  7.00%, due 5/1/26-7/1/30                             292,884        309,784
  7.50%, due 7/1/11-10/1/15                            317,559        340,340
  8.00%, due 7/1/09-11/1/11                            136,925        147,139
  8.50%, due 8/1/26-10/1/26                             16,647         18,160
  9.00%, due 6/1/26-9/1/26                              44,167         48,760
                                                                 ------------
                                                                   16,629,488
                                                                 ------------

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (1.5%)
  5.00%, due 8/15/33                                $  474,346   $    461,523
  5.50%, due 8/15/33                                   910,850        912,027
  6.00%, due 1/15/33                                   565,238        579,527
  6.00%, due 5/21/33 TBA (e)                           500,000        512,500
  6.50%, due 4/15/29-7/15/32                           722,471        754,894
  7.00%, due 7/15/11-6/15/28                           720,328        769,233
  7.50%, due 3/15/26-10/15/30                          414,743        445,772
  8.00%, due 8/15/26-10/15/26                           77,619         84,941
  8.50%, due 11/15/26                                   28,069         30,881
  9.00%, due 11/15/26                                    9,109         10,134
                                                                 ------------
                                                                    4,561,432
                                                                 ------------
UNITED STATES TREASURY BONDS (1.5%)
  5.25%, due 2/15/29                                 2,650,000      2,606,111
  5.375%, due 2/15/31                                2,000,000      2,026,250
                                                                 ------------
                                                                    4,632,361
                                                                 ------------
UNITED STATES TREASURY NOTES (5.6%)
  1.625%, due 2/28/06                                2,000,000      1,978,750
*1.875%, due 11/30/05                                5,000,000      4,986,135
*4.00%, due 2/15/14                                  4,750,000      4,562,969
*4.625%, due 5/15/06                                 3,000,000      3,134,649
  7.00%, due 7/15/06                                 2,100,000      2,303,355
                                                                 ------------
                                                                   16,965,858
                                                                 ------------
Total U.S. Government &
  Federal Agencies
  (Cost $65,443,118)                                               65,660,771
                                                                 ------------

YANKEE BONDS (0.1%) (D)
-----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (0.0%) (B)
Tyco International Group S.A.
  6.125%, due 1/15/09                                  100,000        105,545
                                                                 ------------
OIL & GAS (0.1%)
Burlington Resources, Inc.
  6.50%, due 12/1/11                                   100,000        110,400
Norsk Hydro ASA
  7.25%, due 9/23/27                                   100,000        113,782
                                                                 ------------
                                                                      224,182
                                                                 ------------
Total Yankee Bonds
  (Cost $319,659)                                                     329,727
                                                                 ------------
Total Long-Term Bonds
  (Cost $90,668,586)                                               90,911,231
                                                                 ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                        SHARES          VALUE
COMMON STOCKS (60.4%)
-----------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.6%)
AAR Corp.                                                  582   $      5,907
Alliant Techsystems, Inc. (a)                              658         39,013
Armor Holdings, Inc. (a)                                   506         16,718
Boeing Co. (The)                                        18,776        801,547
Cubic Corp.                                                488         11,517
Curtiss-Wright Corp.                                       353         16,626
DRS Technologies, Inc. (a)                                 479         13,532
EDO Corp.                                                  360          8,172
Engineered Support Systems, Inc.                           441         21,446
Esterline Technologies Corp. (a)                           383          9,479
GenCorp, Inc.                                              799          8,477
Goodrich Corp.                                           5,553        159,871
Honeywell International, Inc.                            4,970        171,863
InVision Technologies, Inc. (a)                            289         14,358
Kaman Corp. Class A                                        413          5,134
Mercury Computer
  Systems, Inc. (a)                                        386          8,646
Moog, Inc. Class A (a)                                     441         14,553
Precision Castparts Corp.                                3,063        137,866
Raytheon Co.                                             6,591        212,626
Teledyne Technologies, Inc. (a)                            588         11,160
Triumph Group, Inc. (a)                                    290          9,323
United Technologies Corp.                                  314         27,086
                                                                 ------------
                                                                    1,724,920
                                                                 ------------
AIR FREIGHT & LOGISTICS (0.7%)
CNF, Inc.                                                  394         14,405
EGL, Inc. (a)                                              795         14,739
FedEx Corp.                                              7,509        539,972
Forward Air Corp. (a)                                      389         12,946
J.B. Hunt Transport Services, Inc.                       8,880        281,141
Ryder System, Inc.                                       2,973        109,377
United Parcel Service, Inc. Class B                     16,420      1,151,863
                                                                 ------------
                                                                    2,124,443
                                                                 ------------
AIRLINES (0.0%) (B)
Alaska Air Group, Inc. (a)                               1,517         33,571
Atlantic Coast Airlines
  Holdings, Inc. (a)                                       828          5,423
Delta Air Lines, Inc.                                    2,276         14,157
Frontier Airlines, Inc. (a)                                607          5,512
JetBlue Airways Corp. (a)                                  810         22,421
Mesa Air Group, Inc. (a)                                   576          4,072
SkyWest, Inc.                                              970         17,654
                                                                 ------------
                                                                      102,810
                                                                 ------------
AUTO COMPONENTS (0.3%)
ArvinMeritor, Inc.                                       3,696         76,470
Bandag, Inc.                                             1,970         85,793
BorgWarner, Inc.                                           786         64,405
Cooper Tire & Rubber Co.                                 1,164         24,898


                                                        SHARES          VALUE
AUTO COMPONENTS (CONTINUED)
Dana Corp.                                               4,981   $    100,417
Delphi Corp.                                            24,630        251,226
Goodyear Tire & Rubber Co. (The)                           216          1,881
Intermet Corp.                                             458          1,855
Lear Corp. (a)                                           3,793        229,932
Midas, Inc.                                                270          4,930
Modine Manufacturing Co.                                   305          8,388
Standard Motor Products, Inc.                              303          4,424
Tower Automotive, Inc. (a)                               1,029          5,268
Visteon Corp.                                            5,500         59,730
                                                                 ------------
                                                                      919,617
                                                                 ------------
AUTOMOBILES (0.6%)
Coachmen Industries, Inc.                                  271          4,317
Ford Motor Co.                                          86,526      1,329,039
General Motors Corp.                                    11,037        523,375
Monaco Coach Corp. (a)                                     531         13,843
Thor Industries, Inc.                                      976         27,191
Winnebago Industries, Inc.                                 576         16,606
                                                                 ------------
                                                                    1,914,371
                                                                 ------------
BEVERAGES (0.9%)
Adolph Coors Co. Class B                                 1,719        112,956
Coca-Cola Co. (The)                                     20,565      1,039,972
Coca-Cola Enterprises, Inc.                             21,541        581,607
Pepsi Bottling Group, Inc. (The)                        10,749        314,623
PepsiAmericas, Inc.                                     14,044        281,301
PepsiCo, Inc.                                            5,633        306,942
                                                                 ------------
                                                                    2,637,401
                                                                 ------------
BIOTECHNOLOGY (0.3%)
Amgen, Inc. (a)                                          2,947        165,828
ArQule, Inc. (a)                                           563          3,738
Biogen Idec, Inc. (a)                                    5,005        295,295
Enzo Biochem, Inc. (a)                                     546          7,944
Gilead Sciences, Inc. (a)                                1,851        112,596
IDEXX Laboratories, Inc. (a)                               594         36,389
Millennium Pharmaceuticals, Inc. (a)                     7,991        119,785
Protein Design Labs, Inc. (a)                            8,656        211,899
Regeneron Pharmaceuticals, Inc. (a)                        952         11,929
Savient Pharmaceuticals, Inc. (a)                        1,087          4,076
Techne Corp. (a)                                           699         27,233
                                                                 ------------
                                                                      996,712
                                                                 ------------
BUILDING PRODUCTS (0.3%)
American Standard Cos., Inc. (a)                         1,141        120,022
Apogee Enterprises, Inc.                                   502          5,592
ElkCorp                                                    357          9,896
Griffon Corp. (a)                                          540         11,853
Lennox International, Inc.                                 987         16,493
Masco Corp.                                             15,680        439,197

 162   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
BUILDING PRODUCTS (CONTINUED)
Simpson Manufacturing Co., Inc. (a)                        421   $     21,959
Universal Forest Products, Inc.                            324          8,777
York International Corp.                                 3,849        150,881
                                                                 ------------
                                                                      784,670
                                                                 ------------
CAPITAL MARKETS (1.5%)
A.G. Edwards, Inc.                                       7,774        284,451
Bank of New York Co., Inc. (The)                         7,919        230,760
Bear Stearns Cos., Inc. (The)                            1,585        127,022
E*TRADE Financial Corp. (a)                             31,803        361,282
Federated Investors, Inc. Class B                          854         25,108
Investment Technology
  Group, Inc. (a)                                          785         11,249
Investors Financial Services Corp.                       1,401         54,457
LaBranche & Co., Inc.                                    2,342         22,881
Legg Mason, Inc.                                         2,272        209,160
Lehman Brothers Holdings, Inc.                          10,768        790,371
Merrill Lynch & Co., Inc.                               31,715      1,719,904
Morgan Stanley                                           5,852        300,734
Raymond James Financial, Inc.                            4,850        121,832
S&P 500 Index-SPDR Trust, Series 1 (h)                   2,209        245,111
S&P MidCap 400 Index-MidCap SPDR Trust, Series 1
  (h)                                                      200         21,300
SWS Group, Inc.                                            310          5,034
Waddell & Reed Financial, Inc. Class A                   3,470         77,138
                                                                 ------------
                                                                    4,607,794
                                                                 ------------
CHEMICALS (0.8%)
Arch Chemicals, Inc.                                       410         11,976
Cabot Corp.                                              3,205        108,329
Cambrex Corp.                                              470         11,618
Crompton Corp.                                           4,716         29,334
Dow Chemical Co. (The)                                  24,009        952,917
Engelhard Corp.                                          4,254        123,536
FMC Corp. (a)                                            3,910        167,700
Georgia Gulf Corp.                                         593         18,893
H.B. Fuller Co.                                            519         14,221
Headwaters, Inc. (a)                                       561         12,897
IMC Global, Inc. (a)                                     4,278         53,774
International Flavors &
  Fragrances, Inc.                                         168          6,090
MacDermid, Inc.                                            516         16,708
Material Sciences Corp. (a)                                253          2,454
Monsanto Co.                                            12,424        429,746
Olin Corp.                                               2,727         47,095
OM Group, Inc.                                             518         13,183
Omnova Solutions, Inc.                                     714          3,392


                                                        SHARES          VALUE
CHEMICALS (CONTINUED)
Penford Corp.                                              153   $      2,499
PolyOne Corp.                                            1,676         11,464
PPG Industries, Inc.                                     3,822        226,683
Quaker Chemical Corp.                                      169          4,269
Rohm & Haas Co.                                            296         11,479
Schulman (A.), Inc.                                        539         10,780
Valspar Corp. (The)                                        397         19,711
Wellman, Inc.                                              570          4,611
                                                                 ------------
                                                                    2,315,359
                                                                 ------------
COMMERCIAL BANKS (3.5%)
Associated Banc-Corp.                                    1,514         61,998
Bank of America Corp.                                   28,232      2,272,394
Bank of Hawaii Corp.                                     1,261         55,131
Bank One Corp.                                          47,729      2,356,381
BB&T Corp.                                              12,932        446,025
Boston Private Financial
  Holdings, Inc.                                           415          9,670
Cathay Bancorp, Inc.                                         1             47
CCBT Financial Cos., Inc.                                1,633         54,640
Charter One Financial, Inc.                              1,751         58,431
Chittenden Corp.                                           622         18,921
Commerce Bancorp, Inc.                                   2,545        145,090
Community First Bankshares, Inc.                           639         20,562
Compass Bancshares, Inc.                                 1,958         75,109
East West Bancorp, Inc.                                    408         22,983
First BanCorp                                              682         25,139
First Horizon National Corp.                             3,289        144,584
First Midwest Bancorp, Inc.                                793         26,764
First Republic Bank                                        266         10,135
Gold Banc Corp., Inc.                                      672         10,994
Greater Bay Bancorp                                      1,949         55,293
Hudson United Bancorp                                      763         27,262
Irwin Financial Corp.                                      511         12,085
KeyCorp                                                  3,298         97,951
M&T Bank Corp.                                           3,495        297,075
Marshall & Ilsley Corp.                                    869         31,953
National City Corp.                                     14,080        488,154
PNC Financial Services Group, Inc. (The)                 4,748        252,119
Provident Bankshares Corp.                                 450         12,677
Provident Financial Group, Inc.                         10,840        426,878
Regions Financial Corp.                                 11,203        388,856
Republic Bancorp, Inc.                                   1,153         15,001
Riggs National Corp.                                       522          9,443
Silicon Valley Bancshares (a)                            1,292         44,393
South Financial Group, Inc. (The)                        1,003         27,783
Southwest Bancorporation of Texas, Inc.                    582         23,670
Sterling Bancshares, Inc.                                  807         10,257
Susquehanna Bancshares, Inc.                               668         15,631

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
COMMERCIAL BANKS (CONTINUED)
TCF Financial Corp.                                      5,246   $    259,939
Trust Company of New Jersey (The)                        2,385         88,293
TrustCo Bank Corp. of NY                                 1,270         16,015
U.S. Bancorp                                            15,088        386,856
UCBH Holdings, Inc.                                        767         28,394
Umpqua Holdings Corp.                                      495          9,380
Union Planters Corp.                                     1,475         41,005
United Bankshares, Inc.                                    786         23,588
Unizan Financial Corp.                                   1,580         38,473
Wachovia Corp.                                          18,668        854,061
Wells Fargo & Co.                                       16,023        904,659
Whitney Holding Corp.                                      688         28,208
Wintrust Financial Corp.                                   341         16,194
Zions Bancorp                                              460         25,999
                                                                 ------------
                                                                   10,772,543
                                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (1.3%)
ABM Industries, Inc.                                       828         15,285
Administaff, Inc. (a)                                      487          8,523
Allied Waste Industries, Inc. (a)                       11,729        147,668
Angelica Corp.                                             158          3,634
Arbitron, Inc. (a)                                         509         18,960
Banta Corp.                                              1,578         70,189
Bowne & Co., Inc.                                          616         10,429
Brady Corp. Class A                                        424         16,477
Brink's Co. (The)                                        5,146        142,699
Career Education Corp. (a)                               3,825        244,800
CDI Corp.                                                  355         11,452
Cendant Corp. (a)                                       47,790      1,131,667
Central Parking Corp.                                      660         12,599
Coinstar, Inc. (a)                                         393          6,779
Consolidated Graphics, Inc. (a)                            245          9,143
Copart, Inc. (a)                                         4,498         85,282
CPI Corp.                                                  145          2,224
Donnelley (R.R.) & Sons Co.                              1,572         46,248
Dun & Bradstreet Corp. (The) (a)                           952         49,742
G&K Services, Inc. Class A                                 379         14,364
H&R Block, Inc.                                          1,418         63,966
Heidrick & Struggles
  International, Inc. (a)                                  334          8,293
Herman Miller, Inc.                                      1,567         41,181
Imagistics International, Inc. (a)                         310         12,552
Insurance Auto Auctions, Inc. (a)                          206          3,240
Ionics, Inc. (a)                                           385          8,882
ITT Educational Services, Inc. (a)                          75          3,025
John H. Harland Co.                                        473         14,573
Korn/Ferry International (a)                               801         11,999
Kroll, Inc. (a)                                            701         20,778
Labor Ready, Inc. (a)                                      735          9,290


                                                        SHARES          VALUE
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
Manpower, Inc.                                           1,575   $     73,868
MemberWorks, Inc. (a)                                      176          5,194
Mobile Mini, Inc. (a)                                      261          5,024
NCO Group, Inc. (a)                                        473         10,737
New England Business
  Service, Inc. (a)                                        237          8,226
On Assignment, Inc. (a)                                    450          2,295
Pitney Bowes, Inc.                                       6,940        303,625
Pre-Paid Legal Services, Inc. (a)                          317          7,925
PRG-Schultz International, Inc.                          1,125          5,288
Rollins, Inc.                                              969         23,014
Roto-Rooter, Inc.                                          180          8,712
School Specialty, Inc. (a)                                 343         12,221
Sotheby's Holdings, Inc. Class A (a)                     3,426         44,504
SOURCECORP, Inc. (a)                                       295          7,579
Spherion Corp. (a)                                       1,089         10,727
Standard Register Co. (The)                                517          7,621
Sylvan Learning Systems, Inc. (a)                        2,205         77,726
Tetra Tech, Inc. (a)                                       912         15,148
United Rentals, Inc. (a)                                 8,530        146,716
United Stationers, Inc.                                    567         21,546
Viad Corp.                                               6,459        161,217
Volt Information Sciences, Inc. (a)                        278          7,175
Waste Connections, Inc. (a)                                478         19,249
Waste Management, Inc.                                  22,728        645,475
Watson Wyatt & Co. Holdings (a)                            602         15,791
                                                                 ------------
                                                                    3,892,546
                                                                 ------------
COMMUNICATIONS EQUIPMENT (2.1%)
3Com Corp. (a)                                          15,681         96,595
Adaptec, Inc. (a)                                        1,826         14,279
ADC Telecommunications, Inc. (a)                         2,740          6,850
ADTRAN, Inc.                                                25            613
Advanced Fibre
  Communications, Inc. (a)                                 346          5,778
Andrew Corp. (a)                                         2,635         44,663
Audiovox Corp. Class A (a)                                 419          6,327
Avaya, Inc. (a)                                         11,390        155,815
Bel Fuse, Inc. Class B                                     201          6,207
Black Box Corp.                                            301         15,336
Brooktrout, Inc.                                           220          2,231
Cable Design Technologies Corp.                            746          6,363
C-COR.net Corp.                                            665          6,038
Cisco Systems, Inc.                                    103,862      2,167,600
CommScope, Inc. (a)                                      6,609        115,724
Corning, Inc.                                           37,640        415,169
Digi International, Inc.                                   361          3,509
Harmonic, Inc.                                           1,242          8,210
Harris Corp.                                             4,892        220,384
Inter-Tel, Inc.                                            457         10,941

 164   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
JDS Uniphase Corp.                                       4,185   $     12,722
Lucent Technologies, Inc.                               69,735        235,007
Motorola, Inc.                                          98,503      1,797,680
Network Equipment
  Technology, Inc.                                         411          3,514
PC-Tel, Inc. (a)                                           363          4,022
Plantronics, Inc.                                        4,684        177,758
Polycom, Inc.                                            7,168        136,765
Powerwave Technologies, Inc.                               335          2,268
QUALCOMM, Inc.                                          10,897        680,627
Scientific-Atlanta, Inc.                                 1,176         38,091
SCM Microsystems, Inc. (a)                                 271          1,702
Symmertricom, Inc. (a)                                     770          6,168
Tellabs, Inc. (a)                                          192          1,676
Tollgrade Communications, Inc. (a)                         243          2,960
ViaSat, Inc. (a)                                           479         10,528
                                                                 ------------
                                                                    6,420,120
                                                                 ------------
COMPUTERS & PERIPHERALS (1.4%)
Avid Technology, Inc. (a)                                  516         24,753
Dell, Inc. (a)                                           9,372        325,302
EMC Corp. (a)                                           12,498        139,478
Gateway, Inc. (a)                                          483          2,328
Hewlett-Packard Co.                                     56,747      1,117,916
Hutchinson Technology, Inc. (a)                            473         11,631
International Business
  Machines Corp.                                        22,768      2,007,455
Lexmark International, Inc. (a)                          1,010         91,365
NCR Corp. (a)                                            4,455        199,094
Network Appliance, Inc. (a)                                834         15,529
Pinnacle Systems, Inc. (a)                               1,154          9,082
SanDisk Corp. (a)                                        3,874         89,528
SBS Technologies, Inc. (a)                                 261          3,889
Storage Technology Corp. (a)                             9,743        255,949
Sun Microsystems, Inc. (a)                               5,526         21,550
                                                                 ------------
                                                                    4,314,849
                                                                 ------------
CONSTRUCTION & ENGINEERING (0.1%)
Dycom Industries, Inc. (a)                               2,649         62,463
EMCOR Group, Inc. (a)                                      274         11,207
Granite Construction, Inc. (a)                             118          2,342
Insituform Technologies, Inc. Class A (a)                  483          7,844
Quanta Services, Inc. (a)                                8,717         47,682
Shaw Group, Inc. (The) (a)                               1,010         12,120
URS Corp. (a)                                              684         17,668
                                                                 ------------
                                                                      161,326
                                                                 ------------
CONSTRUCTION MATERIALS (0.1%)
Florida Rock Industries, Inc.                              733         29,166
Martin Marietta Materials, Inc.                          3,615        156,349


                                                        SHARES          VALUE
CONSTRUCTION MATERIALS (CONTINUED)
Texas Industries, Inc.                                     385   $     12,978
Vulcan Materials Co.                                     4,804        222,137
                                                                 ------------
                                                                      420,630
                                                                 ------------
CONSUMER FINANCE (0.4%)
American Express Co.                                       145          7,098
AmeriCredit Corp. (a)                                   17,393        281,941
Capital One Financial Corp.                              8,998        589,639
Cash America International, Inc.                           472         10,095
MBNA Corp.                                               7,550        184,069
Providian Financial Corp.                               11,244        136,390
Rewards Network, Inc. (a)                                  415          4,071
                                                                 ------------
                                                                    1,213,303
                                                                 ------------
CONTAINERS & PACKAGING (0.2%)
Aptargroup, Inc.                                           618         24,287
Ball Corp.                                                 597         39,402
Caraustar Industries, Inc.                                 510          6,452
Chesapeake Corp.                                           281          6,382
Longview Fibre Co.                                       2,853         29,899
Myers Industries, Inc.                                     550          7,761
Pactiv Corp. (a)                                         1,235         28,343
Rock-Tenn Co.                                              637          9,490
Sealed Air Corp. (a)                                     2,886        141,645
Sonoco Products Co.                                      1,546         38,434
Temple-Inland, Inc.                                      2,567        158,564
                                                                 ------------
                                                                      490,659
                                                                 ------------
DISTRIBUTORS (0.0%) (B)
Advanced Marketing Services, Inc.                          341          3,386
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES (1.2%)
Citigroup, Inc. (f)                                     58,082      2,793,163
Financial Federal Corp.                                    338         10,579
GATX Corp.                                               5,433        127,676
Moody's Corp.                                            3,517        226,882
Piper Jaffray Cos., Inc. (a)                               324         15,688
Principal Financial Group, Inc.                         15,229        537,584
                                                                 ------------
                                                                    3,711,572
                                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
ALLTEL Corp.                                             3,671        184,798
AT&T Corp.                                               5,932        101,734
BellSouth Corp.                                         57,567      1,485,804
Cincinnati Bell, Inc.                                   16,472         65,064
Citizens Communications Co.                              5,050         65,852
Commonwealth Telephone Enterprises, Inc.                   371         15,456
General Communication, Inc. Class A (a)                  1,023          9,105
Qwest Communications International, Inc.                36,946        148,523

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
SBC Communications, Inc.                                60,407   $  1,504,134
Sprint Corp. (FON Group)                                52,925        946,828
Verizon Communications, Inc.                            67,701      2,555,036
                                                                 ------------
                                                                    7,082,334
                                                                 ------------
ELECTRIC UTILITIES (1.7%)
Alliant Energy Corp.                                     2,324         57,775
Ameren Corp.                                             1,423         62,214
American Electric Power Co., Inc.                       15,467        470,815
CenterPoint Energy, Inc.                                14,466        156,088
Central Vermont Public
  Service Corp.                                            213          4,292
CH Energy Group, Inc.                                      288         13,334
Cleco Corp.                                                864         15,509
CMS Energy Corp. (a)                                       227          1,886
DPL, Inc.                                               14,039        247,367
DTE Energy Co.                                             226          8,819
Duquesne Light Holdings, Inc.                            8,346        156,654
Edison International                                    15,415        360,711
El Paso Electric Co. (a)                                   881         12,466
Entergy Corp.                                            5,412        295,495
Exelon Corp.                                               780         52,213
FirstEnergy Corp.                                        2,066         80,781
Great Plains Energy, Inc.                                6,366        198,683
Green Mountain Power Corp.                                 119          3,043
IDACORP, Inc.                                            3,968        117,651
Northeast Utilities                                     12,480        229,008
NSTAR                                                    3,083        149,217
OGE Energy Corp.                                         3,039         73,088
Pepco Holdings, Inc.                                    12,468        236,144
PG&E Corp.                                              19,653        540,851
Pinnacle West Capital Corp.                              3,130        122,258
PNM Resources, Inc.                                      1,426         41,611
PPL Corp.                                                5,593        239,660
Progress Energy, Inc.                                    7,730        330,612
Puget Energy, Inc.                                       1,289         28,306
Southern Co. (The)                                       6,647        191,168
TECO Energy, Inc.                                        2,973         37,846
TXU Corp.                                               15,290        522,001
UIL Holdings Corp.                                         264         11,925
UniSource Energy Corp.                                     615         15,024
Xcel Energy, Inc.                                       10,877        181,972
                                                                 ------------
                                                                    5,266,487
                                                                 ------------
ELECTRICAL EQUIPMENT (0.1%)
A.O. Smith Corp.                                           532         15,906
Acuity Brands, Inc.                                        759         18,573
Baldor Electric Co.                                        599         13,525
Belden, Inc.                                               464          8,115
C&D Technologies, Inc.                                     467          7,239


                                                        SHARES          VALUE
ELECTRICAL EQUIPMENT (CONTINUED)
Hubbell, Inc.
  Class A                                                   70   $      2,982
  Class B                                                4,990        224,251
Intermagnetics General Corp. (a)                           303          7,430
MagneTek, Inc. (a)                                         421          2,905
Regal-Beloit Corp.                                         457          9,145
Rockwell Automation, Inc.                                  963         31,480
Roper Industries, Inc.                                     611         29,664
Thomas & Betts Corp. (a)                                   461         11,082
Vicor Corp. (a)                                            764         10,620
Woodward Governor Co.                                      203         12,655
                                                                 ------------
                                                                      405,572
                                                                 ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Aeroflex, Inc.                                           1,205         15,159
Agilent Technologies, Inc. (a)                          18,677        504,466
Agilysys, Inc.                                             587          6,886
Anixter International, Inc. (a)                            608         17,814
Arrow Electronics, Inc. (a)                              7,599        192,103
Artesyn Technologies, Inc. (a)                             707          6,511
Avnet, Inc. (a)                                         13,287        287,531
BEI Technologies, Inc.                                     260          5,481
Bell Microproducts, Inc. (a)                               474          3,090
Benchmark Electronics, Inc. (a)                            681         18,407
CDW Corp.                                                  253         15,810
Checkpoint Systems, Inc. (a)                               599          9,626
Cognex Corp.                                               735         23,358
Coherent, Inc. (a)                                         545         13,325
CTS Corp.                                                  632          8,248
Daktronics, Inc. (a)                                       300          6,369
Electro Scientific
  Industries, Inc. (a)                                     509         10,404
FLIR Systems, Inc. (a)                                     560         26,270
Global Imaging Systems, Inc. (a)                           392         13,571
Itron, Inc. (a)                                            374          7,996
Keithley Instruments, Inc.                                 271          5,650
KEMET Corp. (a)                                          1,800         22,284
Littelfuse, Inc. (a)                                       400         15,360
Methode Electronics, Inc.                                  651          7,382
Molex, Inc.                                              4,456        132,700
Park Electrochemical Corp.                                 361          8,509
Paxar Corp. (a)                                            713         11,750
PerkinElmer, Inc.                                        5,546        106,761
Photon Dynamics, Inc. (a)                                  295          9,145
Planar Systems, Inc. (a)                                   261          3,182
Plexus Corp. (a)                                         1,702         24,475
RadiSys Corp. (a)                                          326          6,086
Rogers Corp. (a)                                           295         17,612
Sanmina-SCI Corp. (a)                                   21,203        212,454
Solectron Corp. (a)                                     31,230        153,027
Tech Data Corp. (a)                                      1,668         56,712

 166   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
xTechnitrol, Inc. (a)                                      734   $     15,612
Tektronix, Inc.                                            661         19,566
Thermo Electron Corp. (a)                                1,282         37,434
Trimble Navigation Ltd. (a)                                832         20,842
Varian, Inc. (a)                                           232          9,521
Veeco Instruments, Inc. (a)                                535         12,171
Vishay Intertechnology, Inc. (a)                         9,523        165,700
X-Rite, Inc.                                               367          4,947
                                                                 ------------
                                                                    2,271,307
                                                                 ------------
ENERGY EQUIPMENT & SERVICES (0.1%)
Atwood Oceanics, Inc. (a)                                  253          9,272
Cal Dive International, Inc. (a)                           688         18,604
CARBO Ceramics, Inc.                                       284         18,369
Dril-Quip, Inc. (a)                                        316          5,429
FMC Technologies, Inc. (a)                                 123          3,352
Hanover Compressor Co. (a)                               4,232         52,054
Hydril (a)                                                 416         10,591
Input/Output, Inc. (a)                                     916          7,227
Lone Star Technologies, Inc. (a)                           520         10,660
Maverick Tube Corp. (a)                                    716         16,203
Oceaneering International, Inc. (a)                        442         12,376
Offshore Logistics, Inc. (a)                               411          9,021
Schlumberger Ltd.                                        3,044        178,165
SEACOR Holdings, Inc. (a)                                  343         14,228
TETRA Technologies, Inc. (a)                               395          9,445
Unit Corp. (a)                                             731         20,651
Veritas DGC, Inc. (a)                                      612         12,503
W-H Energy Services, Inc. (a)                              498          9,153
                                                                 ------------
                                                                      417,303
                                                                 ------------
FOOD & STAPLES RETAILING (1.9%)
Albertson's, Inc.                                       14,352        335,263
BJ's Wholesale Club, Inc. (a)                            4,653        112,742
Casey's General Stores, Inc.                               910         15,070
Costco Wholesale Corp. (a)                              14,723        551,376
CVS Corp.                                                3,328        128,561
Duane Reade, Inc. (a)                                      439          7,327
Great Atlantic & Pacific
  Tea Co., Inc. (The) (a)                                  704          5,631
Kroger Co. (The) (a)                                    28,984        507,220
Longs Drug Stores Corp.                                  1,742         34,143
Nash Finch Co.                                             214          4,423
Performance Food Group Co. (a)                             781         27,437
Ruddick Corp.                                            1,192         24,317
Safeway, Inc. (a)                                       20,272        465,242
SUPERVALU, Inc.                                          6,307        194,193
United Natural Foods, Inc. (a)                             712         17,836
*Wal-Mart Stores, Inc. (a)(f)                           53,731      3,062,667


                                                        SHARES          VALUE
FOOD & STAPLES RETAILING (CONTINUED)
Whole Foods Market, Inc. (a)                             3,673   $    293,803
Winn-Dixie Stores, Inc.                                  1,434         10,927
                                                                 ------------
                                                                    5,798,178
                                                                 ------------
FOOD PRODUCTS (1.2%)
American Italian Pasta Co. Class A (a)                     327         10,124
Archer-Daniels-Midland Co.                              16,095        282,628
Campbell Soup Co.                                        3,097         85,570
ConAgra Foods, Inc.                                     21,090        609,290
Corn Products International, Inc.                          615         26,137
Dean Foods Co. (a)                                       4,574        153,595
Delta and Pine Land Co.                                    650         15,769
Flowers Foods, Inc.                                        738         18,074
H.J. Heinz Co.                                          11,395        435,175
Hain Celestial Group, Inc. (a)                             622         12,316
Hormel Foods Corp.                                       5,181        157,969
International Multifoods Corp. (a)                         352          8,747
Interstate Bakeries Corp.                                2,750         31,075
J&J Snack Foods Corp. (a)                                  159          6,079
J.M. Smucker Co. (The)                                   2,513        131,430
Lancaster Colony Corp.                                     252         10,408
Lance, Inc.                                                532          8,038
Ralcorp Holdings, Inc. (a)                                 528         18,380
Sara Lee Corp.                                          37,216        858,945
Smithfield Foods, Inc. (a)                               4,113        109,406
Tootsie Roll Industries, Inc.                            1,812         63,130
Tyson Foods, Inc. Class A                               31,037        581,633
                                                                 ------------
                                                                    3,633,918
                                                                 ------------
GAS UTILITIES (0.2%)
AGL Resources, Inc.                                      2,646         75,676
Atmos Energy Corp.                                         845         20,821
Cascade Natural Gas Corp.                                  199          4,085
Kinder Morgan, Inc.                                      4,823        290,393
Laclede Group, Inc. (The)                                  349          9,629
New Jersey Resources Corp.                                 459         17,492
Northwest Natural Gas Co.                                  470         13,818
NUI Corp.                                                  293          4,881
Peoples Energy Corp.                                       292         12,206
Piedmont Natural Gas Co., Inc.                             634         25,677
Sempra Energy                                            3,384        107,442
Southern Union Co. (a)                                   1,242         24,418
Southwest Gas Corp.                                        618         14,090
Southwestern Energy Co. (a)                                650         16,347
UGI Corp.                                                  860         27,090
WGL Holdings, Inc.                                       1,881         53,195
                                                                 ------------
                                                                      717,260
                                                                 ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Advanced Medical Optics, Inc. (a)                          531   $     16,748
American Medical Systems Holdings, Inc. (a)                602         15,628
Analogic Corp.                                             245         11,601
Apogent Technologies, Inc. (a)                           8,037        260,560
Applera Corp. Applied Biosystems Group (a)               4,326         80,334
ArthroCare Corp. (a)                                       377          8,863
Bausch & Lomb, Inc.                                      1,812        113,848
Beckman Coulter, Inc.                                    5,197        290,200
Becton, Dickinson & Co.                                  9,117        460,864
BioLase Technology, Inc. (a)                               406          5,229
Biosite, Inc. (a)                                          283         11,212
C.R. Bard, Inc.                                            407         43,252
CONMED Corp. (a)                                           530         13,080
Cooper Cos., Inc.                                          536         28,944
Cyberonics, Inc. (a)                                       100          2,369
Cytyc Corp. (a)                                          9,017        192,964
Datascope Corp.                                            270          8,942
DENTSPLY International, Inc.                               622         30,142
Diagnostic Products Corp.                                  491         20,946
Guidant Corp.                                            4,874        307,111
Haemonetics Corp. (a)                                      440         12,421
Hillenbrand Industries, Inc.                             4,212        284,310
Hologic, Inc. (a)                                          362          7,258
ICU Medical, Inc. (a)                                      247          8,242
Immucor, Inc. (a)                                          331          8,159
INAMED Corp. (a)                                           588         34,598
Integra LifeSciences Holdings (a)                          488         15,616
Invacare Corp.                                             529         21,070
Medtronic, Inc.                                            119          6,005
Mentor Corp. (a)                                           747         23,680
Merit Medical Systems, Inc. (a)                            439          6,897
Osteotech, Inc. (a)                                        306          2,032
PolyMedica Corp.                                           454         12,639
Possis Medical, Inc. (a)                                   325          8,265
Resmed, Inc. (a)                                           570         28,090
Respironics, Inc. (a)                                      590         30,922
Sola International, Inc. (a)                               545         11,183
Stryker Corp.                                            3,423        338,637
SurModics, Inc. (a)                                        319          7,139
Sybron Dental Specialties, Inc. (a)                        642         18,779
Theragenics Corp. (a)                                      535          2,803
Varian Medical Systems, Inc. (a)                           521         44,723
Viasys Healthcare, Inc. (a)                                549         10,651
VISX, Inc. (a)                                           3,824         83,707
Vital Signs, Inc.                                          236          7,583


                                                        SHARES          VALUE
HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
Wilson Greatbatch
  Technologies, Inc. (a)                                   387   $     13,352
Zimmer Holdings, Inc. (a)                                5,719        456,662
                                                                 ------------
                                                                    3,428,260
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (2.0%)
Accredo Health, Inc. (a)                                   816         31,538
Aetna, Inc.                                              7,236        598,779
American Healthways, Inc. (a)                              560         13,569
AMERIGROUP Corp. (a)                                       422         17,517
AmerisourceBergen Corp.                                  3,532        204,468
AmSurg Corp. (a)                                           546         13,197
Anthem, Inc. (a)                                         1,161        102,841
Apria Healthcare Group, Inc. (a)                         2,547         73,456
Caremark Rx, Inc. (a)                                    8,795        297,711
Centene Corp. (a)                                          350         11,725
Cerner Corp. (a)                                           603         25,820
CIGNA Corp.                                              6,591        425,185
Community Health
  Systems, Inc. (a)                                        778         20,065
Covance, Inc. (a)                                        2,843         95,923
Coventry Health Care, Inc. (a)                           5,530        231,375
Cross Country Healthcare, Inc.                             588          9,696
Cryolife, Inc. (a)                                         472          2,700
Curative Health Services, Inc. (a)                         227          2,633
Dendrite International, Inc. (a)                           739         12,667
First Health Group Corp. (a)                             4,353         72,695
Health Net, Inc. (a)                                     6,618        168,362
Hooper Holmes, Inc.                                      1,184          6,524
Humana, Inc. (a)                                         5,064         82,493
IMS Health, Inc.                                         2,500         63,125
LifePoint Hospitals, Inc. (a)                            1,154         41,267
Lincare Holdings, Inc. (a)                                 329         11,426
Manor Care, Inc.                                         4,205        136,410
McKesson Corp.                                           1,262         41,469
Medco Health Solutions, Inc. (a)                         7,394        261,748
NDC Health Corp.                                           638         14,591
Odyssey Healthcare, Inc. (a)                               657         11,036
Omnicare, Inc.                                             801         33,226
Orthodontic Centers of
  America, Inc. (a)                                        918          6,582
Owens & Minor, Inc.                                        668         16,232
Oxford Health Plans, Inc. (a)                            1,528         83,184
PacifiCare Health Systems, Inc. (a)                      9,217        329,600
PAREXEL International Corp. (a)                            469          9,164
Pediatrix Medical Group, Inc. (a)                          395         28,243
Pharmaceutical Product Development, Inc. (a)               953         28,180
Priority Healthcare Corp. (a)                              726         14,556
Province Healthcare Co. (a)                                890         14,231
Quest Diagnostics, Inc.                                    815         68,745

 168   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
RehabCare Group, Inc. (a)                                  294   $      6,012
Renal Care Group, Inc. (a)                                 775         38,347
Sierra Health Services, Inc. (a)                           469         17,423
Sunrise Senior Living, Inc. (a)                            345         10,902
Tenet Healthcare Corp. (a)                              11,410        134,182
Triad Hospitals, Inc. (a)                                5,108        173,723
United Surgical Partners International, Inc. (a)           467         16,915
UnitedHealth Group, Inc.                                26,474      1,627,622
Universal Health Services, Inc. Class B (a)              2,366        103,867
US Oncology, Inc. (a)                                    1,413         21,054
WellPoint Health Networks, Inc. (a)                      2,454        274,087
                                                                 ------------
                                                                    6,158,088
                                                                 ------------
HOTELS, RESTAURANTS & LEISURE (1.2%)
Applebee's International, Inc.                           1,967         76,280
Argosy Gaming Co. (a)                                      500         18,595
Aztar Corp. (a)                                            585         15,151
Bally Total Fitness
  Holding Corp. (a)                                        621          2,559
Boyd Gaming Corp.                                        3,290         77,315
Brinker International, Inc. (a)                          6,612        254,298
Caesars Entertainment, Inc. (a)                         25,264        334,748
CBRL Group, Inc.                                         4,083        153,317
CEC Entertainment, Inc. (a)                                649         22,176
Extended Stay America, Inc.                                668         12,993
GTECH Holdings Corp.                                     3,520        214,438
Harrah's Entertainment, Inc.                             1,745         92,799
IHOP Corp.                                                 395         14,674
International Game Technology                           13,109        494,734
International Speedway Corp. Class A                     2,701        113,793
Jack In The Box, Inc. (a)                                  658         17,819
Landry's Restaurants, Inc.                                 504         16,874
LoneStar Steakhouse &
  Saloon, Inc.                                             379         11,654
Mandalay Resort Group                                    5,434        312,183
Marcus Corp. (The)                                         539          8,732
McDonald's Corp.                                        28,652        780,194
Multimedia Games, Inc. (a)                                 100          2,228
O'Charley's, Inc. (a)                                      380          7,178
Outback Steakhouse, Inc.                                 1,427         62,688
P.F. Chang's China Bistro, Inc. (a)                        434         21,205
Panera Bread Co. Class A (a)                               503         20,558
Papa John's International, Inc. (a)                        328         10,972
Pinnacle Entertainment, Inc. (a)                           603          6,886
Prime Hospitality Corp. (a)                                818          8,221
RARE Hospitality
  International, Inc. (a)                                  612         16,750


                                                        SHARES          VALUE
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
Ruby Tuesday, Inc.                                       4,136   $    123,749
Ryan's Family Steak
  Houses, Inc. (a)                                         770         13,968
Shuffle Master, Inc. (a)                                   456         14,934
Six Flags, Inc. (a)                                      7,276         54,061
Sonic Corp. (a)                                            659         21,266
Starwood Hotels & Resorts Worldwide, Inc.                  268         10,664
Steak n Shake Co. (The) (a)                                494          9,312
Triarc Cos., Inc. Class B (a)                            1,050         10,972
WMS Industries, Inc. (a)                                   493         13,922
Yum! Brands, Inc. (a)                                    7,786        302,019
                                                                 ------------
                                                                    3,776,879
                                                                 ------------
HOUSEHOLD DURABLES (1.0%)
A.T. Cross Co. Class A (a)                                 368          2,164
American Greetings Corp. Class A (a)                     1,077         22,078
Applica, Inc. (a)                                          423          4,746
Bassett Furniture Industries, Inc.                         207          3,714
Black & Decker Corp. (The)                               1,595         92,271
Centex Corp.                                             5,857        280,843
Champion Enterprises, Inc. (a)                           1,188         12,937
D.R. Horton, Inc.                                       20,334        585,619
Department 56, Inc. (a)                                    234          3,760
Enesco Group, Inc. (a)                                     251          3,255
Ethan Allen Interiors, Inc.                                634         26,355
Fedders Corp.                                              530          2,867
Fleetwood Enterprises, Inc. (a)                            657          9,526
Fortune Brands, Inc.                                     3,432        261,690
Furniture Brands International, Inc.                       875         24,622
Harman International
  Industries, Inc.                                       2,603        197,438
Hovnanian Enterprises, Inc. Class A (a)                  2,482         89,278
Interface, Inc. Class A (a)                                937          7,993
La-Z-Boy, Inc.                                             910         18,964
Lennar Corp.                                             8,932        418,464
Libbey, Inc.                                               248          6,490
M.D.C. Holdings, Inc.                                      551         34,046
Maytag Corp.                                             3,090         86,211
Mohawk Industries, Inc. (a)                              1,533        118,256
National Presto Industries, Inc.                           122          4,967
NVR, Inc. (a)                                              109         49,159
Pulte Homes, Inc.                                        3,923        192,894
Russ Berrie & Co., Inc.                                    377         10,756
Salton, Inc. (a)                                           200          1,810
Skyline Corp.                                              153          6,539
Snap-on, Inc.                                              611         20,640
Standard Pacific Corp.                                     559         28,196
Stanley Works (The)                                      1,923         81,747

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
HOUSEHOLD DURABLES (CONTINUED)
xToll Brothers, Inc. (a)                                 4,787   $    189,422
Toro Co. (The)                                             417         24,249
Tupperware Corp.                                           462          8,653
Whirlpool Corp.                                          2,731        178,908
                                                                 ------------
                                                                    3,111,527
                                                                 ------------
HOUSEHOLD PRODUCTS (1.0%)
Clorox Co. (The)                                         1,712         88,647
Colgate-Palmolive Co.                                   14,628        846,669
Kimberly-Clark Corp.                                    13,915        910,737
Procter & Gamble Co. (The)                               9,683      1,023,977
WD-40 Co.                                                  304          9,226
                                                                 ------------
                                                                    2,879,256
                                                                 ------------
INDUSTRIAL CONGLOMERATES (2.2%)
3M Co.                                                     779         67,368
ALLETE, Inc.                                             1,852         63,987
Carlisle Cos., Inc.                                        242         14,338
*General Electric Co. (f)                              151,023      4,523,139
Standex International Corp.                                219          5,891
Textron, Inc.                                            6,452        356,021
Tredegar Corp.                                             696          9,250
Tyco International Ltd.                                 57,896      1,589,245
                                                                 ------------
                                                                    6,629,239
                                                                 ------------
INSURANCE (5.0%)
ACE, Ltd.                                               10,634        466,195
AFLAC, Inc.                                             24,248      1,023,993
Allmerica Financial Corp. (a)                            4,760        165,458
Allstate Corp. (The)                                    13,260        608,634
Ambac Financial Group, Inc.                              4,100        282,900
American Financial Group, Inc.                           6,728        206,550
*American International Group, Inc.                     54,813      3,927,351
AmerUs Group Co.                                         3,740        144,364
Aon Corp.                                                8,189        213,405
Arthur J. Gallagher & Co. (a)                              101          3,255
Cincinnati Financial Corp.                               4,596        188,384
Delphi Financial Group, Inc. Class A                       519         20,843
Everest Re Group Ltd.                                    3,968        337,994
Fidelity National Financial, Inc.                       13,730        502,518
First American Corp.                                     8,657        234,778
Hartford Financial Services
  Group, Inc. (The)                                     12,345        754,033
HCC Insurance Holdings, Inc.                             5,391        172,620
Hilb, Rogal and Hamilton Co.                               622         22,299
Horace Mann Educators Corp.                              2,883         45,004
LandAmerica Financial Group, Inc.                          340         14,011
Lincoln National Corp.                                   7,017        314,923
Loews Corp.                                              8,760        508,168
Marsh & McLennan Cos., Inc.                                526         23,723


                                                        SHARES          VALUE
INSURANCE (CONTINUED)
MBIA, Inc.                                                 370   $     21,789
MetLife, Inc.                                           32,265      1,113,142
MONY Group, Inc. (The)                                     327         10,121
Ohio Casualty Corp. (a)                                  3,705         72,692
Old Republic International Corp.                         7,617        176,867
Philadelphia Consolidated
  Holding Corp.                                            369         21,306
Presidential Life Corp.                                    536          8,624
Progressive Corp. (The)                                  6,253        547,263
Protective Life Corp.                                    7,649        275,058
Prudential Financial, Inc. (a)                          17,010        747,419
RLI Corp.                                                  459         15,950
SAFECO Corp.                                             4,382        191,888
SCPIE Holdings, Inc.                                       237          1,955
Selective Insurance Group, Inc.                            494         17,665
St. Paul Travelers Cos., Inc. (The)                     19,717        801,890
StanCorp Financial Group, Inc.                           1,089         67,376
Stewart Information
  Services Corp. (a)                                       327         11,609
Torchmark Corp.                                          3,730        194,109
UICI (a)                                                   848         14,679
Unitrin, Inc.                                            7,523        298,287
UnumProvident Corp.                                      7,527        117,045
W. R. Berkley Corp.                                      9,163        371,101
XL Capital Ltd. Class A                                    123          9,391
Zenith National Insurance Corp.                            343         14,790
                                                                 ------------
                                                                   15,303,419
                                                                 ------------
INTERNET & CATALOG RETAIL (0.0%) (B)
Insight Enterprises, Inc. (a)                              844         14,129
J. Jill Group, Inc. (a)                                    350          7,413
                                                                 ------------
                                                                       21,542
                                                                 ------------
INTERNET SOFTWARE & SERVICES (0.0%) (B)
Internet Security Systems, Inc. (a)                        410          5,449
j2 Global Communications, Inc. (a)                         418          9,681
Netegrity, Inc. (a)                                        631          5,300
Retek, Inc. (a)                                          1,641         11,454
WebEx Communications, Inc. (a)                             764         17,144
Websense, Inc. (a)                                         401         11,830
Yahoo!, Inc. (a)                                           934         47,130
Zix Corp. (a)                                              497          7,445
                                                                 ------------
                                                                      115,433
                                                                 ------------
IT SERVICES (0.5%)
Acxiom Corp. (a)                                         9,482        219,413
Affiliated Computer Services, Inc. Class A (a)           1,064         51,604
American Management
  Systems, Inc. (a)                                        774         14,946
BISYS Group, Inc. (The) (a)                              2,462         35,699
CACI International, Inc. Class A (a)                       493         22,431

 170   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
IT SERVICES (CONTINUED)
Carreker Corp. (a)                                         421   $      3,065
CheckFree Corp. (a)                                      2,331         70,023
CIBER, Inc. (a)                                          1,157         10,124
Cognizant Technology
  Solutions Corp. (a)                                    3,151        136,312
Convergys Corp. (a)                                      4,482         65,079
CSG Systems International, Inc. (a)                      4,228         70,988
DST Systems, Inc. (a)                                    3,378        149,139
eFunds Corp. (a)                                           855         13,731
Electronic Data Systems Corp.                           14,230        260,267
Gartner, Inc. Class A (a)                                9,731        116,188
Global Payments, Inc.                                      636         30,515
Intrado, Inc. (a)                                          270          4,641
Keane, Inc. (a)                                          1,917         27,221
ManTech International Corp. Class A (a)                    572         14,357
MAXIMUS, Inc. (a)                                          382         13,370
MPS Group, Inc. (a)                                      6,657         72,828
Pegasus Solutions, Inc. (a)                                457          4,890
StarTek, Inc.                                              260          8,437
Titan Corp. (The) (a)                                    1,893         36,346
Unisys Corp. (a)                                         2,618         34,113
                                                                 ------------
                                                                    1,485,727
                                                                 ------------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Action Performance Cos., Inc.                              327          5,127
Arctic Cat, Inc.                                           399          9,476
Brunswick Corp.                                          2,914        119,794
Concord Camera Corp. (a)                                   511          2,581
Eastman Kodak Co.                                       10,846        279,718
Hasbro, Inc.                                             6,280        118,629
Huffy Corp. (a)                                            254            564
JAKKS Pacific, Inc. (a)                                    449          7,799
K2, Inc. (a)                                               495          7,257
Mattel, Inc.                                            13,192        223,736
Meade Instruments Corp. (a)                                477          1,693
Nautilus Group, Inc. (The)                                 595          9,568
Polaris Industries, Inc.                                   742         31,832
SCP Pool Corp. (a)                                         594         23,885
Sturm, Ruger & Co., Inc.                                   492          5,368
                                                                 ------------
                                                                      847,027
                                                                 ------------
MACHINERY (0.8%)
Albany International Corp. Class A                         597         18,208
Astec Industries, Inc. (a)                                 352          6,280
Barnes Group, Inc.                                         412         11,227
Briggs & Stratton Corp.                                    372         26,040
Caterpillar, Inc.                                        1,513        117,605
CLARCOR, Inc.                                              432         19,017
Crane Co.                                                  469         14,450


                                                        SHARES          VALUE
MACHINERY (CONTINUED)
Cummins, Inc.                                            1,306   $     78,112
CUNO, Inc. (a)                                             305         13,438
Deere & Co.                                              6,597        448,860
Dionex Corp. (a)                                           354         18,065
Donaldson Co., Inc.                                        598         16,403
Eaton Corp.                                              1,797        106,706
Flowserve Corp. (a)                                      4,629         98,922
Gardner Denver, Inc. (a)                                   294          7,709
Graco, Inc.                                              4,371        123,262
Harsco Corp.                                             1,651         71,868
IDEX Corp.                                                 560         26,460
Ingersoll-Rand Co. Class A                                 166         10,715
ITT Industries, Inc.                                       271         21,488
JLG Industries, Inc.                                       786         11,625
Kaydon Corp.                                               512         14,321
Kennametal, Inc.                                           773         33,363
Lindsay Manufacturing Co.                                  205          4,848
Lydall, Inc. (a)                                           290          2,830
Manitowoc Co., Inc. (The)                                  483         14,688
Milacron, Inc.                                             814          3,199
Mueller Industries, Inc. (a)                               575         19,291
Navistar International Corp. (a)                         1,618         73,053
Nordson Corp.                                            3,062        105,823
Oshkosh Truck Corp.                                        596         30,515
PACCAR, Inc.                                             2,281        128,785
Parker-Hannifin Corp.                                      928         51,309
Pentair, Inc.                                            1,053         62,748
Reliance Steel & Aluminum Co.                              547         18,062
Robbins & Myers, Inc.                                      263          5,749
SPX Corp. (a)                                            6,221        275,901
Stewart & Stevenson
  Services, Inc.                                           522          8,341
Tecumseh Products Co. Class A                              394         15,315
Thomas Industries, Inc.                                    315         10,631
Timken Co. (The)                                         1,494         32,958
Trinity Industries, Inc.                                 3,872        117,283
Valmont Industries, Inc.                                   434          8,897
Wabash National Corp. (a)                                  543         13,798
Watts Water Technologies, Inc. Class A                     498         12,196
Wolverine Tube, Inc. (a)                                   296          3,617
                                                                 ------------
                                                                    2,333,981
                                                                 ------------
MARINE (0.0%) (B)
Kirby Corp. (a)                                            441         15,215
                                                                 ------------
MEDIA (1.0%)
4Kids Entertainment, Inc. (a)                              236          5,156
Advo, Inc.                                                 549         17,223
Comcast Corp. Class A (a)                               11,688        351,809
Information Holdings, Inc. (a)                             381          9,468

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
MEDIA (CONTINUED)
xMcGraw-Hill Cos., Inc. (The)                            2,481   $    195,652
Media General, Inc. Class A                                502         36,084
Thomas Nelson, Inc.                                        257          6,723
Time Warner, Inc. (a)                                   99,755      1,677,879
Viacom, Inc. Class B                                    11,022        426,000
Washington Post Co. (The) Class B                          172        158,240
                                                                 ------------
                                                                    2,884,234
                                                                 ------------
METALS & MINING (0.4%)
Alcoa, Inc.                                             10,093        310,360
Allegheny Technologies, Inc.                               998         10,200
Arch Coal, Inc.                                          3,512        107,502
Brush Engineered
  Materials, Inc. (a)                                      296          4,789
Carpenter Technology Corp.                               1,323         36,131
Castle (A.M.) & Co. (a)                                    381          3,562
Century Aluminum Co. (a)                                   502          9,940
Cleveland-Cliffs, Inc. (a)                                 189          8,955
Commercial Metals Co.                                      511         13,388
Commonwealth Industries, Inc.                              386          3,049
Freeport-McMoRan Copper & Gold, Inc. Class B             7,383        225,181
IMCO Recycling, Inc. (a)                                   365          3,234
Massey Energy Co.                                        1,283         30,048
Newmont Mining Corp.                                       404         15,110
Peabody Energy Corp.                                       482         22,601
Phelps Dodge Corp. (a)                                   4,272        281,226
Quanex Corp.                                               294         11,995
RTI International Metals, Inc. (a)                         372          5,450
Ryerson Tull, Inc.                                         444          5,213
Steel Dynamics, Inc. (a)                                   807         19,424
Steel Technologies, Inc.                                   175          3,376
United States Steel Corp.                                4,223        120,904
                                                                 ------------
                                                                    1,251,638
                                                                 ------------
MULTILINE RETAIL (0.8%)
Big Lots, Inc. (a)                                         925         13,098
Dillard's, Inc. Class A                                  3,269         55,017
Dollar General Corp.                                       450          8,442
Dollar Tree Stores, Inc. (a)                                18            485
Federated Department Stores, Inc.                        8,586        420,714
Fred's, Inc.                                               656         12,182
J.C. Penney Co., Inc. Holding Co.                       11,007        372,697
May Department Stores Co. (The)                         13,628        419,743
Neiman Marcus Group Inc. (The) Class A (a)               2,769        134,684
  Class B (a)                                              492         22,263
Nordstrom, Inc.                                          6,478        230,811
Saks, Inc. (a)                                          15,444        222,394


                                                        SHARES          VALUE
MULTILINE RETAIL (CONTINUED)
Sears, Roebuck and Co.                                  11,505   $    460,775
Shopko Stores, Inc.                                        532          7,054
                                                                 ------------
                                                                    2,380,359
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (0.4%)
AES Corp. (The) (a)                                     29,414        255,019
Aquila, Inc. (a)                                         4,163         17,693
Avista Corp.                                               882         14,906
Duke Energy Corp.                                        7,134        150,242
Dynegy, Inc. Class A (a)                                 5,721         22,655
Energen Corp.                                              616         25,472
Energy East Corp.                                          571         13,447
MDU Resources Group, Inc.                                2,337         52,349
National Fuel Gas Co.                                    4,588        112,360
Questar Corp.                                            7,888        279,787
Sierra Pacific Resources (a)                             9,547         67,593
Vectren Corp.                                              472         11,399
Westar Energy, Inc.                                      6,984        142,543
Williams Cos., Inc. (The)                               17,602        181,301
                                                                 ------------
                                                                    1,346,766
                                                                 ------------
OFFICE ELECTRONICS (0.2%)
Gerber Scientific, Inc. (a)                                396          2,376
Xerox Corp. (a)                                         37,502        503,652
                                                                 ------------
                                                                      506,028
                                                                 ------------
OIL & GAS (4.6%)
Amerada Hess Corp.                                       4,247        302,089
Anadarko Petroleum Corp.                                 5,899        316,068
Ashland, Inc.                                            1,636         78,364
Burlington Resources, Inc.                               2,125        142,949
Cabot Oil & Gas Corp.                                      588         20,992
ChevronTexaco Corp.                                     28,294      2,588,901
Cimarex Energy Co. (a)                                     699         19,285
ConocoPhillips                                          25,844      1,842,677
Devon Energy Corp.                                       4,590        280,908
Evergreen Resources, Inc. (a)                              716         28,733
*ExxonMobil Corp. (f)                                  112,339      4,780,024
Forest Oil Corp. (a)                                     2,280         59,850
Frontier Oil Corp.                                         478          8,499
Marathon Oil Corp.                                      10,268        344,594
Murphy Oil Corp.                                         2,698        184,813
Newfield Exploration Co. (a)                             1,667         87,818
Noble Energy, Inc.                                       4,502        207,542
Nuevo Energy Co. (a)                                       354         12,213
Occidental Petroleum Corp.                               6,317        298,162
Overseas Shipholding Group, Inc.                         4,126        135,209
Patina Oil & Gas Corp.                                   1,162         32,304
Pioneer Natural Resources Co. (a)                        4,402        143,989
Plains Resources, Inc. (a)                                 431          7,767
Pogo Producing Co.                                       5,171        255,034
Prima Energy Corp. (a)                                     232          8,614

 172   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
OIL & GAS (CONTINUED)
xRemington Oil & Gas Corp. (a)                             489   $     10,709
Spinnaker Exploration Co. (a)                              558         19,904
St. Mary Land & Exploration Co.                            514         18,581
Stone Energy Corp. (a)                                     443         21,796
Sunoco, Inc.                                             2,435        153,162
Swift Energy Co. (a)                                       501         10,867
Tom Brown, Inc. (a)                                        797         38,160
Unocal Corp.                                            10,103        364,112
Valero Energy Corp.                                      9,088        579,451
Vintage Petroleum, Inc.                                  1,174         17,692
Western Gas Resources, Inc.                                737         40,130
Westport Resources Corp. (a)                             6,708        229,615
XTO Energy, Inc.                                         7,076        188,929
                                                                 ------------
                                                                   13,880,506
                                                                 ------------
PAPER & FOREST PRODUCTS (0.4%)
Boise Cascade Corp.                                      1,547         52,181
Buckeye Technologies, Inc. (a)                             676          7,098
Deltic Timber Corp.                                        217          7,380
Georgia-Pacific Corp.                                   12,002        421,270
Louisiana-Pacific Corp. (a)                              4,995        117,832
Pope & Talbot, Inc.                                        280          4,648
Potlatch Corp.                                           3,179        120,421
Rayonier, Inc.                                           5,739        223,821
Schweitzer-Mauduit
  International, Inc.                                      270          8,367
Wausau-Mosinee Paper Corp.                                 866         12,150
Weyerhaeuser Co.                                         5,205        308,136
                                                                 ------------
                                                                    1,283,304
                                                                 ------------
PERSONAL PRODUCTS (0.4%)
Alberto-Culver Co.                                       1,143         53,904
Avon Products, Inc.                                      1,862        156,408
Gillette Co. (The)                                      20,824        852,118
Nature's Sunshine Products, Inc.                           238          3,451
NBTY, Inc. (a)                                           1,132         42,065
                                                                 ------------
                                                                    1,107,946
                                                                 ------------
PHARMACEUTICALS (3.5%)
Abbott Laboratories                                     28,051      1,234,805
Alpharma, Inc.                                             871         18,927
CIMA Labs, Inc. (a)                                        265          8,385
IVAX Corp. (a)                                           4,683         99,748
Johnson & Johnson                                       25,872      1,397,864
King Pharmaceuticals, Inc. (a)                           5,038         86,905
Lilly (Eli) & Co.                                        6,705        494,896
Medicis Pharmaceutical Corp. Class A                       934         40,087
Merck & Co., Inc.                                       19,738        927,686
MGI Pharma, Inc. (a)                                       598         36,968
Mylan Laboratories, Inc.                                 1,310         30,012


                                                        SHARES          VALUE
PHARMACEUTICALS (CONTINUED)
Noven Pharmaceuticals, Inc. (a)                            411   $      8,072
Perrigo Co.                                              3,376         72,820
*Pfizer, Inc. (f)                                      145,528      5,204,081
Sepracor, Inc. (a)                                         671         32,081
Valeant Pharmaceuticals International (a)                8,556        197,644
Wyeth                                                   22,165        843,822
                                                                 ------------
                                                                   10,734,803
                                                                 ------------
ROAD & RAIL (0.3%)
Arkansas Best Corp.                                        453         11,773
Burlington Northern
  Santa Fe Corp.                                         8,274        270,560
CSX Corp.                                                1,675         51,523
Heartland Express, Inc.                                    852         20,917
Kansas City Southern                                     1,128         15,623
Knight Transportation, Inc. (a)                            683         17,593
Landstar System, Inc. (a)                                  508         22,840
Norfolk Southern Corp.                                   6,137        146,183
Swift Transportation Co., Inc. (a)                       1,904         32,216
Union Pacific Corp.                                      1,656         97,588
USF Corp.                                                  498         16,559
Werner Enterprises, Inc.                                 4,820         96,352
Yellow Roadway Corp. (a)                                   801         27,274
                                                                 ------------
                                                                      827,001
                                                                 ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Actel Corp. (a)                                            456          9,084
Advanced Energy
  Industries, Inc. (a)                                     590          7,812
Advanced Micro Devices, Inc. (a)                         9,215        131,037
Alliance Semiconductor Corp. (a)                           612          3,543
Altera Corp. (a)                                         1,536         30,735
Applied Materials, Inc. (a)                              5,824        106,172
Atmel Corp. (a)                                         48,367        282,463
ATMI, Inc. (a)                                             564         12,453
Axcelis Technologies, Inc. (a)                           1,660         17,447
Broadcom Corp. Class A (a)                              11,728        442,849
Brooks Automation, Inc. (a)                                758         12,613
Cohu, Inc.                                                 388          6,790
Credence Systems Corp. (a)                                 559          6,227
Cree, Inc. (a)                                           1,546         28,678
Cymer, Inc. (a)                                            605         19,348
Cypress Semiconductor Corp. (a)                         11,418        159,510
DSP Group, Inc. (a)                                        518         12,836
DuPont Photomasks, Inc. (a)                                330          6,824
ESS Technology, Inc. (a)                                   707          7,579
Exar Corp. (a)                                             740         11,292
Fairchild Semiconductor International, Inc. (a)         12,117        235,918
FEI Co. (a)                                                601         12,008
Helix Technology Corp.                                     477          8,395

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
Integrated Device
  Technology, Inc. (a)                                   5,291   $     71,164
Intel Corp.                                             94,807      2,439,384
International Rectifier Corp. (a)                        6,529        258,810
Kopin Corp. (a)                                          1,270          6,325
Kulicke & Soffa Industries, Inc. (a)                       914          9,076
Lam Research Corp. (a)                                   3,034         67,173
Lattice Semiconductor Corp. (a)                          1,560         11,107
LSI Logic Corp. (a)                                      3,960         29,462
LTX Corp. (a)                                            3,067         33,522
Micrel, Inc. (a)                                         2,644         32,310
Microchip Technology, Inc.                                 181          5,072
Micron Technology, Inc. (a)                              1,559         21,234
Microsemi Corp. (a)                                      1,060         11,522
National Semiconductor Corp. (a)                         4,492        183,229
Pericom Semiconductor Corp. (a)                            469          4,948
Phototronics, Inc. (a)                                     586          8,726
PMC-Sierra, Inc. (a)                                     3,182         38,661
Power Integrations, Inc. (a)                               541         13,325
Rudolph Technologies, Inc. (a)                             299          4,805
Semtech Corp. (a)                                        4,688         98,542
Silicon Laboratories, Inc. (a)                           1,582         74,591
Skyworks Solutions, Inc. (a)                             2,531         21,665
Standard Microsystems Corp. (a)                            307          7,319
Supertex, Inc. (a)                                         227          3,453
Teradyne, Inc. (a)                                       1,511         30,794
Texas Instruments, Inc.                                 47,620      1,195,262
Three-Five Systems, Inc. (a)                               381          1,939
TriQuint Semiconductor, Inc. (a)                        11,234         61,675
Ultratech, Inc. (a)                                        418          6,734
Varian Semiconductor Equipment Associates, Inc.
  (a)                                                      629         20,480
                                                                 ------------
                                                                    6,343,922
                                                                 ------------
SOFTWARE (1.9%)
Activision, Inc. (a)                                     8,873        133,627
ANSYS, Inc. (a)                                            275         10,189
Ascential Software Corp. (a)                             2,962         50,354
Autodesk, Inc.                                           3,758        125,893
BARRA, Inc. (a)                                            352         14,379
BMC Software, Inc. (a)                                   9,484        164,073
Cadence Design Systems, Inc. (a)                         4,837         62,010
Captaris, Inc. (a)                                         546          3,019
Catapult Communications Corp. (a)                          230          4,326
Citrix Systems, Inc. (a)                                 1,081         20,593
Computer Associates
  International, Inc. (a)                               11,623        311,613
Compuware Corp. (a)                                      6,043         46,229
Concord Communications, Inc. (a)                           311          3,810
EPIQ Systems, Inc. (a)                                     324          4,617


                                                        SHARES          VALUE
SOFTWARE (CONTINUED)
FactSet Research Systems, Inc.                             567   $     22,544
FileNET Corp. (a)                                          667         18,316
Hyperion Solutions Corp. (a)                               651         24,985
Jack Henry & Associates, Inc.                            2,670         48,567
JDA Software Group, Inc. (a)                               522          6,854
Kronos, Inc. (a)                                           516         18,824
Manhattan Associates, Inc. (a)                             543         14,590
MapInfo Corp. (a)                                          275          3,039
MICROS Systems, Inc. (a)                                   317         13,907
*Microsoft Corp. (f)                                   130,882      3,399,006
Midway Games, Inc. (a)                                   1,121          9,282
MRO Software, Inc. (a)                                     448          5,972
Novell, Inc. (a)                                         5,808         55,989
NYFIX, Inc. (a)                                            559          2,795
Oracle Corp. (a)                                         6,204         69,609
Phoenix Technologies Ltd. (a)                              434          2,465
Progress Software Corp. (a)                                632         12,956
QRS Corp. (a)                                              283          1,480
Radiant Systems, Inc. (a)                                  495          2,203
Reynolds & Reynolds Co. (The) Class A                    3,044         86,937
Roxio, Inc. (a)                                            563          2,196
RSA Security, Inc. (a)                                   6,014         96,344
SERENA Software, Inc. (a)                                  659         11,710
SPSS, Inc. (a)                                             316          4,494
Sybase, Inc. (a)                                         4,623         79,053
Symantec Corp. (a)                                       9,556        430,498
Take-Two Interactive
  Software, Inc. (a)                                       762         22,014
TALX Corp.                                                 247          5,738
THQ, Inc. (a)                                              704         13,052
Transaction Systems
  Architects, Inc. Class A (a)                           4,031         85,578
VERITAS Software Corp. (a)                               4,279        114,121
Verity, Inc. (a)                                           683          8,469
                                                                 ------------
                                                                    5,648,319
                                                                 ------------
SPECIALTY RETAIL (1.5%)
Aaron Rents, Inc.                                          598         17,318
Abercrombie & Fitch Co. Class A (a)                      3,034         95,419
American Eagle Outfitters, Inc. (a)                      2,074         53,281
AnnTaylor Stores Corp. (a)                               2,057         83,370
AutoNation, Inc. (a)                                     6,854        116,655
AutoZone, Inc. (a)                                       4,169        365,079
Barnes & Noble, Inc. (a)                                 5,972        178,384
Best Buy Co., Inc.                                       3,534        191,720
Borders Group, Inc. (a)                                  8,575        205,543
Building Materials Holding Corp.                           238          3,913
Burlington Coat Factory Warehouse Corp.                    814         15,433

 174   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
SPECIALTY RETAIL (CONTINUED)
Cato Corp. (The) Class A                                   371   $      7,427
Chico's FAS, Inc. (a)                                    3,427        139,582
Children's Place Retail Stores, Inc. (The) (a)             486         12,801
Christopher & Banks Corp.                                  683         12,219
Circuit City Stores, Inc.                                3,290         38,427
Claire's Stores, Inc.                                    8,528        173,801
Cost Plus, Inc. (a)                                        391         14,154
Dress Barn, Inc. (The) (a)                                 533          8,965
Electronics Boutique
  Holdings Corp. (a)                                       454         12,281
Gap, Inc. (The)                                         27,837        612,692
Genesco, Inc. (a)                                          397          8,833
Goody's Family Clothing, Inc.                              595          7,432
Group 1 Automotive, Inc. (a)                               413         14,273
Guitar Center, Inc. (a)                                    415         17,231
Gymboree Corp. (The) (a)                                   538          9,496
Hancock Fabrics, Inc.                                      337          5,008
Haverty Furniture Cos., Inc.                               401          7,246
Hibbett Sporting Goods, Inc. (a)                           100          2,428
Home Depot, Inc. (The)                                  14,825        521,692
Hot Topic, Inc. (a)                                        803         17,875
Jo-Ann Stores, Inc. Class A (a)                            387         10,940
Limited Brands                                          13,284        274,182
Linens 'n Things, Inc. (a)                                 751         24,362
Men's Wearhouse, Inc. (The) (a)                            623         15,880
Michaels Stores, Inc.                                    1,810         90,554
Movie Gallery, Inc. (a)                                    594         11,535
Pacific Sunwear of
  California, Inc. (a)                                   1,333         28,620
Payless ShoeSource, Inc. (a)                             2,615         37,002
Pep Boys-Manny, Moe & Jack (The)                         1,010         27,745
PETsMART, Inc.                                           2,706         74,956
Pier 1 Imports, Inc.                                     1,927         39,812
RadioShack Corp.                                         7,732        237,836
Regis Corp.                                                945         41,032
Rent-A-Center, Inc. (a)                                  1,249         36,558
Ross Stores, Inc.                                          375         11,437
Select Comfort Corp. (a)                                   600         14,544
Sherwin-Williams Co. (The)                               1,258         47,867
Staples, Inc. (a)                                        9,138        235,395
Stein Mart, Inc. (a)                                       728          9,260
TBC Corp. (a)                                              397         11,092
Too, Inc. (a)                                              627         10,998
Toys "R" Us, Inc. (a)                                    8,599        132,855
Tractor Supply Co. (a)                                     635         24,803
Ultimate Electronics, Inc. (a)                             262          1,114
Urban Outfitters, Inc. (a)                                 681         31,442


                                                        SHARES          VALUE
SPECIALTY RETAIL (CONTINUED)
Wet Seal, Inc. (The) Class A (a)                           541   $      2,981
Zale Corp. (a)                                             443         24,773
                                                                 ------------
                                                                    4,479,553
                                                                 ------------
TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Ashworth, Inc. (a)                                         312          2,652
Brown Shoe Co., Inc.                                       326         11,925
Coach, Inc. (a)                                          8,377        356,860
Fossil, Inc. (a)                                         1,190         29,131
Haggar Corp.                                               155          3,044
Jones Apparel Group, Inc.                                  995         36,417
Kellwood Co.                                               448         17,674
K-Swiss, Inc. Class A                                      644         12,564
NIKE, Inc. Class B                                       3,384        243,479
Oshkosh B' Gosh, Inc. Class A                              217          5,017
Oxford Industries, Inc.                                    294         11,460
Phillips-Van Heusen Corp.                                  554         10,011
Quiksilver, Inc. (a)                                       950         20,549
Reebok International Ltd.                                  462         16,808
Russell Corp.                                              593          9,862
Stride Rite Corp. (The)                                    721          7,736
Timberland Co. (The) Class A (a)                         1,569         98,408
Unifi, Inc. (a)                                          1,313          3,282
Wolverine World Wide, Inc.                                 672         18,063
                                                                 ------------
                                                                      914,942
                                                                 ------------
THRIFTS & MORTGAGE FINANCE (1.3%)
Anchor BanCorp Wisconsin, Inc.                             429         10,416
Astoria Financial Corp.                                  2,901         99,852
BankUnited Financial Corp. (a)                             541         14,299
Brookline Bancorp, Inc.                                  1,053         14,910
Commercial Federal Corp.                                   718         18,424
Countrywide Financial Corp.                              6,636        393,515
Dime Community Bancshares                                  696         11,902
Downey Financial Corp.                                     476         22,967
Fannie Mae                                              20,173      1,386,289
FirstFed Financial Corp. (a)                               311         12,571
Flagstar Bancorp, Inc.                                   1,030         21,043
Freddie Mac                                              9,426        550,478
Fremont General Corp.                                    1,293         27,864
Golden West Financial Corp.                              3,586        376,924
GreenPoint Financial Corp.                               4,537        176,943
Independence Community
  Bank Corp.                                             1,133         41,275
IndyMac Bancorp, Inc.                                      885         28,462
MAF Bancorp, Inc.                                          562         22,958
New Century Financial Corp.                                591         25,076
New York Community
  Bancorp, Inc.                                          4,023        100,857
Seacoast Financial Services Corp.                          432         13,971
Sovereign Bancorp, Inc.                                 10,836        216,503
Sterling Financial Corp. (a)                               343         11,322

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (CONTINUED)
Washington Federal, Inc.                                 1,233   $     28,803
Washington Mutual, Inc.                                  5,934        233,740
Waypoint Financial Corp.                                   574         14,855
Webster Financial Corp.                                  1,310         56,985
                                                                 ------------
                                                                    3,933,204
                                                                 ------------
TOBACCO (0.9%)
Altria Group, Inc.                                      46,720      2,587,354
DIMON, Inc.                                                818          5,669
R.J. Reynolds Tobacco
  Holdings, Inc.                                         3,998        258,950
Universal Corp.                                            178          8,943
                                                                 ------------
                                                                    2,860,916
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS (0.0%) (B)
Applied Industrial
  Technologies, Inc.                                       347          9,119
Hughes Supply, Inc.                                        497         27,777
Lawson Products, Inc.                                      173          6,029
Watsco, Inc.                                               476         13,876
                                                                 ------------
                                                                       56,801
                                                                 ------------
WATER UTILITIES (0.0%) (B)
American States Water Co.                                  278          6,436
Aqua America, Inc.                                       1,874         38,323
                                                                 ------------
                                                                       44,759
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
AT&T Wireless Services, Inc. (a)                        81,340      1,123,306
Boston Communications
  Group, Inc. (a)                                          325          3,497
Metro One Telecommunications, Inc. (a)                     220            387
Nextel Communications, Inc. Class A (a)                 34,800        830,328
Telephone & Data Systems, Inc.                           4,051        267,204
                                                                 ------------
                                                                    2,224,722
                                                                 ------------
Total Common Stocks
  (Cost $142,717,684)                                             183,936,706(i)
                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (1.2%)
-----------------------------------------------------------------------------
Acadia Realty Trust                                        406          5,099
Alexandria Real Estate
  Equities, Inc.                                           299         16,989
AMB Property Corp.                                       1,223         37,057
American Financial Realty Trust                          1,577         23,340
American Land Lease, Inc.                                  111          2,148
Amli Residential Properties Trust                          300          7,590
Apartment Investment & Management Co. Class A            1,376         38,762


                                                        SHARES          VALUE
Archstone-Smith Trust                                    3,044   $     83,497
Arden Realty, Inc.                                         938         26,470
Associated Estates Realty Corp.                            305          2,486
Avalonbay Communities, Inc.                              1,112         55,189
Bedford Property Investors, Inc.                           263          7,125
Boston Properties, Inc.                                  1,642         77,174
Boykin Lodging Co.                                         273          2,154
Brandywine Realty Trust                                    644         16,319
BRE Properties, Inc. Class A                               773         24,504
Camden Property Trust                                      578         24,461
Capital Automotive REIT                                  1,075         30,240
CarrAmerica Realty Corp.                                   767         21,867
Catellus Development Corp.                               1,609         34,674
CBL & Associates Properties, Inc.                          442         22,210
Cedar Shopping Centers, Inc.                               257          2,994
Centerpoint Properties Corp.                               336         24,226
Chelsea Property Group, Inc.                               635         32,385
Colonial Properties Trust                                  880         31,045
Commercial Net Lease Realty                              1,580         26,212
Cornerstone Realty Income
  Trust, Inc.                                              868          6,536
Corporate Office Properties Trust                          460          9,361
Correctional Properties Trust                              173          4,526
Cousins Properties, Inc.                                   709         19,937
Crescent Real Estate Equity Co.                          1,449         22,416
Developers Diversified
  Realty Corp.                                           1,357         44,442
Duke Realty Corp.                                        2,160         62,986
EastGroup Properties, Inc.                                 283          8,193
Entertainment Properties Trust                             311         10,406
Equity Inns, Inc.                                          638          5,232
Equity Office Properties Trust                          20,211        508,711
Equity One, Inc.                                           999         16,384
Equity Residential                                       4,365        119,863
Essex Property Trust, Inc.                                 761         46,383
Federal Realty Investment Trust                            802         29,738
FelCor Lodging Trust, Inc.                                 925          9,250
First Industrial Realty Trust, Inc.                        578         19,450
Gables Residential Trust                                   929         29,542
General Growth Properties, Inc.                          3,432         93,042
Getty Realty Corp.                                         402          8,647
Glenborough Realty Trust, Inc.                             943         17,719
Glimcher Realty Trust                                      548         11,590
Health Care Property
  Investors, Inc.                                        2,066         49,377
Health Care REIT, Inc.                                     719         22,965
Healthcare Realty Trust, Inc.                              589         21,116
Heritage Property Investment Trust                         658         16,700
Highwoods Properties, Inc.                               3,016         68,011
Home Properties, Inc.                                      440         16,430
Hospitality Properties Trust                             1,592         62,215
Host Marriot Corp.                                       5,100         60,690

 176   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
-----------------------------------------------------------------------------
HRPT Properties Trust                                    2,515   $     24,018
Innkeepers USA Trust                                       593          4,536
Investors Real Estate Trust                                562          5,395
Keystone Property Trust                                    420          8,543
Kilroy Realty Corp.                                        938         29,406
Kimco Realty Corp.                                       1,730         73,940
Koger Equity, Inc.                                         338          7,081
Kramont Realty Trust                                       376          5,945
LaSalle Hotel Properties                                   330          7,260
Lexington Corporate Properties Trust                     1,463         27,051
Liberty Property Trust                                   1,319         48,209
Macerich Co. (The)                                         917         38,395
Mack-Cali Realty Corp.                                   1,871         69,882
Maguire Properties, Inc.                                   623         14,198
Manufactured Home Communities                              351         10,986
Mid-America Apartment Communities, Inc.                    282          9,095
Mills Corp. (The)                                          783         31,790
Mission West Properties, Inc.                              282          3,330
Monmouth Real Estate
  Investment Corp. Class A                                 229          1,839
Nationwide Health Properties, Inc.                         922         16,716
New Plan Excel Realty Trust                              2,776         62,293
OMEGA Healthcare Investors, Inc.                           543          5,023
One Liberty Properties, Inc.                               139          2,558
Pan Pacific Retail Properties, Inc.                        588         25,831
Parkway Properties, Inc.                                   162          6,431
Pennsylvania Real Estate Investment Trust                  535         17,307
Post Properties, Inc.                                      590         15,865
Prentiss Properties Trust                                  650         20,826
Price Legacy Corp.                                         565         10,565
ProLogis                                                 2,844         83,670
PS Business Parks, Inc.                                    338         12,827
Public Storage, Inc.                                     1,999         83,538
Ramco-Gershenson Properties Trust                          228          5,399
Realty Income Corp.                                        554         21,191
Reckson Associates Realty Corp.                            914         21,726
Regency Centers Corp.                                      872         33,058
Rouse Co. (The)                                          1,597         69,150
Saul Centers, Inc.                                         245          6,125
Senior Housing Properties Trust                            917         13,709
Shurgard Storage Centers, Inc. Class A                   1,490         49,617


                                                        SHARES          VALUE
Simon Property Group, Inc.                               3,177   $    153,163
Sizeler Property Investors, Inc.                           207          2,064
SL Green Realty Corp.                                      550         22,440
Sovran Self Storage, Inc.                                  204          6,889
Summit Properties, Inc.                                    462         10,455
Sun Communities, Inc.                                      287         10,031
Tanger Factory Outlet Centers, Inc.                        167          6,379
Taubman Centers, Inc.                                      779         15,190
Town & Country Trust                                       258          6,032
Trizec Properties, Inc.                                  2,204         31,561
U.S. Restaurant Properties, Inc.                           312          4,980
United Dominion Realty Trust, Inc.                       1,854         33,279
United Mobile Homes, Inc.                                  127          1,831
Universal Health Realty Income Trust                       186          4,849
Urstadt Biddle Properties Class A                          292          4,053
Ventas, Inc.                                             1,306         28,850
Vornado Realty Trust                                     1,864         94,039
Washington Real Estate Investment Trust                    615         16,728
Weingarten Realty Investors                              1,327         38,364
Winston Hotels, Inc.                                       410          3,776
                                                                 ------------
Total Real Estate Investment Trusts
  (Cost $3,058,282)                                                 3,597,352
                                                                 ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (10.2%)
------------------------------------------------------------------------------
COMMERCIAL PAPER (2.1%)
Coca-Cola Co., (The)
  1.02%, due 6/10/04                                $ 1,500,000      1,498,333
Dealers Capital Access Trust
  1.03%, due 6/16/04                                    300,000        299,594
Hitachi Credit America Corp.
  1.00%, due 5/13/04                                    500,000        499,832
International Lease Finance Corp.
  0.98%, due 5/17/04                                    700,000        699,679
Three Rivers Funding Corp.
  1.04%, due 5/17/04                                    600,000        599,725
UBS Finance Delaware LLC
  1.02%, due 5/3/04                                   2,750,000      2,749,844
                                                                  ------------
Total Commercial Paper
  (Cost $6,347,007)                                                  6,347,007
                                                                  ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------
U.S. GOVERNMENT & FEDERAL AGENCIES (8.1%)
Freddie Mac Discount Notes
  0.97%, due 5/18/04 (f)                            $   500,000   $    499,771
  0.97%, due 5/20/04 (f)                                585,000        584,700
  1.00%, due 5/4/04 (f)                               1,600,000      1,599,867
United States Treasury Bills
  0.90%, due 5/13/04 (f)                              2,000,000      1,999,400
  0.91%, due 7/15/04 (f)                              8,500,000      8,483,799
  0.92%, due 7/8/04 (f)                              11,600,000     11,580,071
                                                                  ------------
Total U.S. Government &
  Federal Agencies
  (Cost $24,747,914)                                                24,747,608
                                                                  ------------
Total Short-Term Investments
  (Cost $31,094,921)                                                31,094,615
                                                                  ------------
Total Investments
  (Cost $267,539,473) (j)                                101.7%    309,539,904(k)
Liabilities in Excess of
  Cash and Other Assets                                  (1.7)     (5,086,846)
                                                    -----------   ------------
Net Assets                                               100.0%   $304,453,058
                                                    ===========   ============

                                                                            UNREALIZED
                                                        CONTRACTS        APPRECIATION/
                                                             LONG    (DEPRECIATION)(L)
FUTURES CONTRACTS (-0.1%)
--------------------------------------------------------------------------------------
CANADA (-0.1%)
Standard & Poor's Toronto
  Stock Exchange 60 Index
  June 2004                                                   129   $         (376,330)
                                                                    ------------------

ITALY (0.2%)
Milan MIB 30 Index
  June 2004                                                    92              552,549
                                                                    ------------------

SPAIN (-0.1%)
IBEX 35 Index
  May 2004                                                    154             (430,911)
                                                                    ------------------

UNITED STATES (-0.3%)
United States Treasury Note
  June 2004 (10 Year)                                         226             (715,355)
                                                                    ------------------
Total Contracts Long (Settlement Value
  $63,659,286)                                                                (970,047)
                                                                    ------------------

                                                                            UNREALIZED
                                                        CONTRACTS        APPRECIATION/
                                                            SHORT    (DEPRECIATION)(L)
UNITED STATES (0.2%)
Standard & Poor's 500 Index
  June 2004                                                   226   $          490,194
Standard & Poor's
  MidCap 400 Index
  June 2004                                                    41              263,804
                                                                    ------------------
Total Contracts Short
  (Settlement Value $74,450,250)                                               753,998
                                                                    ------------------
Total Futures Contracts
  (Settlement Value $10,790,964) (g)(i)                             $         (216,049)
                                                                    ==================

(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d) Yankee bond -- dollar-denominated bond issued in the United States by foreign banks and corporations.
(e) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date.
     The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at April 30, 2004 is $6,430,157.
(f) Segregated, partially segregated or designated as collateral for futures contracts and TBAs.
(g)  The combined market value of U.S. Government & Federal
     Agencies investments and settlement value of U.S.
     Treasury Note futures contracts represents 29.7% of net assets.
(h) Exchange Traded Fund -- represents a basket of securities that are traded on an exchange.
(i) The combined market value of common stocks and settle-ment value of Index futures contracts represents 36.0% of net assets.
(j) The cost for federal income tax purposes is $267,989,792.
(k)  At April 30, 2004 net unrealized appreciation was
     $41,550,112, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $44,686,853 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,136,741.
(l) Represents the difference between the value of the con-tracts at the time they were opened and the value at April 30, 2004.

 178   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $267,539,473)                $309,539,904
Cash                                                  98,386
Receivable due from broker for futures
  contracts                                          587,468
Receivables:
  Investment securities sold                      14,614,531
  Dividends and interest                           1,042,759
  Fund shares sold                                   785,747
  Variation margin on futures contracts              211,379
Other assets                                          41,927
                                                ------------
    Total assets                                 326,922,101
                                                ------------
LIABILITIES:
Payables:
  Investment securities purchased                 21,746,832
  Fund shares redeemed                               311,994
  Transfer agent                                     194,115
  Manager                                            101,213
  Custodian                                           25,070
  NYLIFE Distributors                                 15,947
  Directors                                              594
Accrued expenses                                      73,278
                                                ------------
    Total liabilities                             22,469,043
                                                ------------
Net assets                                      $304,453,058
                                                ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.001 per share) 1
  billion shares authorized
  Class A                                       $      3,710
  Class B                                                715
  Class C                                                117
  Class I                                             20,244
Additional paid-in capital                       324,874,393
Accumulated undistributed net investment
  income                                           2,144,423
Accumulated net realized loss on investments,
  futures contracts and foreign currency
  transactions                                   (64,381,315)
Net unrealized appreciation on investments
  and futures contracts                           41,784,382
Net unrealized appreciation on foreign
  currency transactions                                6,389
                                                ------------
Net assets                                      $304,453,058
                                                ============
CLASS A
Net assets applicable to outstanding shares     $ 45,406,444
                                                ============
Shares of capital stock outstanding                3,709,559
                                                ============
Net asset value per share outstanding           $      12.24
Maximum sales charge (5.50% of offering price)          0.71
                                                ------------
Maximum offering price per share outstanding    $      12.95
                                                ============
CLASS B
Net assets applicable to outstanding shares     $  8,695,542
                                                ============
Shares of capital stock outstanding                  715,204
                                                ============
Net asset value and offering price per share
  outstanding                                   $      12.16
                                                ============
CLASS C
Net assets applicable to outstanding shares     $  1,425,366
                                                ============
Shares of capital stock outstanding                  117,332
                                                ============
Net asset value and offering price per share
  outstanding                                   $      12.15
                                                ============
CLASS I
Net assets applicable to outstanding shares     $248,925,706
                                                ============
Shares of capital stock outstanding               20,244,124
                                                ============
Net asset value and offering price per share
  outstanding                                   $      12.30
                                                ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                       $ 1,987,257
  Dividends                                        1,625,415
                                                 -----------
    Total income                                   3,612,672
                                                 -----------
EXPENSES:
  Manager                                            983,034
  Transfer agent                                     346,941
  Custodian                                           83,996
  Professional                                        50,942
  Service -- Class A                                  32,619
  Service -- Class B                                   2,892
  Service -- Class C                                     480
  Service -- Service Class                            16,452
  Interest                                            24,448
  Shareholder communication                           22,782
  Registration                                        19,760
  Directors                                           14,506
  Distribution -- Class B                              8,677
  Distribution -- Class C                              1,439
  Miscellaneous                                       55,294
                                                 -----------
    Total expenses before reimbursement            1,664,262
  Expense reimbursement from Manager                (346,444)
                                                 -----------
    Net expenses                                   1,317,818
                                                 -----------
Net investment income                              2,294,854
                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions                           21,075,273
  Futures transactions                            (1,779,495)
  Foreign currency transactions                       25,506
                                                 -----------
Net realized gain on investments and foreign
  currency transactions                           19,321,284
                                                 -----------
Net change in unrealized appreciation
  (depreciation) on investments:
  Security transactions                           (9,388,160)
  Futures transactions                             1,342,636
  Foreign currency transactions                        5,945
                                                 -----------
Net unrealized loss on investments and foreign
  currency transactions                           (8,039,579)
                                                 -----------
Net realized and unrealized gain on investments
  and foreign currency transactions               11,281,705
                                                 -----------
Net increase in net assets resulting from
  operations                                     $13,576,559
                                                 ===========

 180   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                              2004            2003
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income                $  2,294,854   $   5,894,252
 Net realized gain (loss) on
  investments, futures contracts and
  foreign currency transactions         19,321,284     (40,206,427)
 Net change in unrealized
  appreciation (depreciation) on
  investments and foreign currency
  transactions                          (8,039,579)     76,291,934
                                      ----------------------------
 Net increase in net assets
  resulting from operations             13,576,559      41,979,759
                                      ----------------------------

Dividends to shareholders:
 From net investment income:
   Class C                                    (757)             --
   Class I                              (5,321,732)     (7,843,185)
   Service Class                          (680,408)       (396,933)
                                      ----------------------------
 Total dividends to shareholders        (6,002,897)     (8,240,118)
                                      ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                              48,989,988              --
   Class B                               8,975,948              --
   Class C                               1,457,015          41,320
   Class I                              20,734,460      41,070,189
   Service Class                           869,829      14,487,283

 Net asset value of shares issued to shareholders
  in reinvestment of dividends:
   Class C                                     757              --
   Class I                               5,295,326       5,250,193
   Service Class                           634,600         396,273
                                      ----------------------------
                                        86,957,923      61,245,258

 Cost of shares redeemed:
   Class A                              (3,621,058)             --
   Class B                                (113,795)             --
   Class C                                 (52,935)            (90)
   Class I                             (46,556,820)   (214,366,458)
   Service Class                       (38,107,319)     (4,423,693)
                                      ----------------------------
                                       (88,451,927)   (218,790,241)
                                      ----------------------------
    Decrease in net assets derived
     from capital share transactions    (1,494,004)   (157,544,983)
                                      ----------------------------
    Net increase (decrease) in net
     assets                              6,079,658    (123,805,342)

                                              2004            2003

NET ASSETS:
Beginning of period                   $298,373,400   $ 422,178,742
                                      ----------------------------
End of period                         $304,453,058   $ 298,373,400
                                      ============================
Accumulated undistributed net
 investment income at end of period   $  2,144,423   $   5,852,466
                                      ============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                              CLASS A        CLASS B               CLASS C
                                            ------------   ------------   -------------------------
                                             JANUARY 1,     JANUARY 1,                 DECEMBER 30,
                                               2004**         2004**      SIX MONTHS      2002**
                                              THROUGH        THROUGH        ENDED        THROUGH
                                             APRIL 30,      APRIL 30,     APRIL 30,    OCTOBER 31,
                                              2004***        2004***       2004***         2003
Net asset value at beginning of period        $ 12.17         $12.12        $11.86        $10.64
                                              -------      ---------      --------        ------
Net investment income                            0.08           0.02          0.03          0.06(d)
Net realized and unrealized gain (loss) on
  investments                                   (0.01)          0.02          0.45          1.16
Net realized and unrealized gain (loss) on
  foreign currency transactions                 (0.00)(a)      (0.00)(a)     (0.00)(a)     (0.00)(a)
                                              -------      ---------      --------        ------
Total from investment operations                 0.07           0.04          0.48          1.22
                                              -------      ---------      --------        ------
Less dividends and distributions:
  From net investment income                       --             --         (0.19)           --
  From net realized gain on investments            --             --            --            --
                                              -------      ---------      --------        ------
Total dividends and distributions                  --             --         (0.19)           --
                                              -------      ---------      --------        ------
Net asset value at end of period              $ 12.24         $12.16        $12.15        $11.86
                                              =======      =========      ========        ======
Total investment return (b)                      0.58%          0.33%         4.05%        11.47%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income                        1.35%+         0.60%+        0.60%+        0.65%+
    Net expenses                                 1.04%+         1.79%+        1.79%+        1.83%+
    Expenses (before reimbursement)              1.27%+         2.02%+        2.02%+        2.06%+
Portfolio turnover rate                            49%            49%           49%          113%
Net assets at end of period (in 000's)        $45,406         $8,696        $1,425        $   46

*    The Fund changed its fiscal year end from December 31 to
     October 31.
**   Commencement of Operations.
***  Unaudited.
+    Annualized.
(a)  Less than one cent per share.
(b)  Total return is calculated exclusive of sales charges and is not annualized.
(c)  As required, effective November 1, 2000, the Fund has
     adopted the provisions of the AICPA Audit and Accounting
     Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to November 1, 2000,
     have not been restated to reflect this change in
     presentation.

                                                              CLASS I
                                                              --------
Decrease net investment income                                ($0.01)
Increase net realized and unrealized gains and losses           0.01
Decrease ratio of net investment income                        (0.06%)

(d) Per share data based on average shares outstanding during the period.

 182   MainStay Asset Manager Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                    CLASS I
     ------------------------------------------------------------------------------------------------------
                                                                                 JANUARY 1,
      SIX MONTHS                                                                    1999
        ENDED                                                                     THROUGH       YEAR ENDED
      APRIL 30,                      YEAR ENDED OCTOBER 31,                     OCTOBER 31,    DECEMBER 31,
       2004***          2003           2002           2001           2000          1999*           1998
       $  11.99       $  10.81       $  12.11       $  15.21       $  14.57       $  15.36       $  14.83
       --------       --------       --------       --------       --------       --------       --------
           0.10           0.18(d)        0.22           0.37(c)        0.51           0.41           0.43
           0.46           1.22          (1.25)         (2.09)(c)       1.08           0.41           2.70
          (0.00)(a)      (0.00)(a)      (0.00)(a)      (0.00)(a)      (0.01)         (0.03)          0.02
       --------       --------       --------       --------       --------       --------       --------
           0.56           1.40          (1.03)         (1.72)          1.58           0.79           3.15
       --------       --------       --------       --------       --------       --------       --------
          (0.25)         (0.22)         (0.27)         (0.50)         (0.50)         (0.01)         (0.43)
             --             --             --          (0.88)         (0.44)         (1.57)         (2.19)
       --------       --------       --------       --------       --------       --------       --------
          (0.25)         (0.22)         (0.27)         (1.38)         (0.94)         (1.58)         (2.62)
       --------       --------       --------       --------       --------       --------       --------
       $  12.30       $  11.99       $  10.81       $  12.11       $  15.21       $  14.57       $  15.36
       ========       ========       ========       ========       ========       ========       ========
           4.69%         13.17%         (8.78%)       (12.12%)        11.18%          5.58%         21.31%
           1.56%+         1.65%          1.84%          2.66%(c)       3.45%          3.40%+         2.64%
           0.83%+         0.83%          0.83%          0.83%          0.83%          0.78%+         0.80%
           1.06%+         1.06%          0.94%          0.87%          0.83%          0.78%+         0.80%
             49%           113%             4%            15%            49%            18%            55%
       $248,926       $262,438       $399,199       $452,246       $561,329       $513,860       $500,449

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY BALANCED FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                                SIX         ONE         FIVE        TEN
BENCHMARKS                                                     MONTHS       YEAR       YEARS       YEARS
BALANCED COMPOSITE INDEX(1)                                     5.38%      20.93%       7.57%      11.00%
MERRILL LYNCH CORPORATE AND GOVERNMENT 1-10 YEARS BOND
  INDEX(2)                                                      1.07        2.03        6.59        6.92
RUSSELL MIDCAP INDEX(3)                                         7.25       35.45        6.09       12.58
S&P 500(R)INDEX(4)                                              6.27       22.88       -2.26       11.36
LIPPER BALANCED FUNDS INDEX(5)                                  4.74       16.18        2.01        8.61
AVERAGE LIPPER BALANCED FUND(6)                                 4.13       15.15        1.44        8.32

 CLASS A SHARES
--------------------------------------------------------------------------------

                          SIX      ONE      FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS    YEARS
---------------------------------------------------------
With sales charges       -2.09%   12.94%    5.09%   9.27%
Excluding sales charges   3.61    19.52      6.28   9.89

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                              945              1000              1000              1000              1000
                                    1014              1096              1066              1123              1175
                                    1187              1310              1150              1469              1530
                                    1336              1484              1224              1630              1914
                                    1743              1891              1334              2298              2700
                                    1789              1972              1419              2434              3289
                                    1653              1936              1442              2824              3622
                                    1925              2260              1615              2832              3152
                                    2102              2447              1731              2812              2754
                                    2030              2348              1914              2414              2388
4/30/04                             2426              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                             1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

 CLASS B SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        -1.71%   13.68%   5.17%   9.08%
Excluding sales charges    3.29    18.68    5.50    9.08

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                             1000              1000              1000              1000              1000
                                    1065              1096              1066              1123              1175
                                    1237              1310              1150              1469              1530
                                    1383              1484              1224              1630              1914
                                    1791              1891              1334              2298              2700
                                    1826              1972              1419              2434              3289
                                    1673              1936              1442              2824              3622
                                    1934              2260              1615              2832              3152
                                    2097              2447              1731              2812              2754
                                    2010              2348              1914              2414              2388
4/30/04                             2386              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                             1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

 CLASS C SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        2.26%    17.70%   5.50%   9.09%
Excluding sales charges    3.26    18.70    5.50    9.09

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                             1000              1000              1000              1000              1000
                                    1065              1096              1066              1123              1175
                                    1237              1310              1150              1469              1530
                                    1383              1484              1224              1630              1914
                                    1791              1891              1334              2298              2700
                                    1826              1972              1419              2434              3289
                                    1674              1936              1442              2824              3622
                                    1935              2260              1615              2832              3152
                                    2098              2447              1731              2812              2754
                                    2011              2348              1914              2414              2388
4/30/04                             2387              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                             1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

THE DISCLOSURE AND FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 184   MainStay Balanced Fund

 CLASS I SHARES
--------------------------------------------------------------------------------

                          SIX      ONE     FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        N/A      N/A      N/A     N/A
Excluding sales charges  3.75%    19.82%   6.54%   10.16%

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                             1000              1000              1000              1000              1000
                                    1076              1096              1066              1123              1175
                                    1262              1310              1150              1469              1530
                                    1425              1484              1224              1630              1914
                                    1863              1891              1334              2298              2700
                                    1917              1972              1419              2434              3289
                                    1775              1936              1442              2824              3622
                                    2072              2260              1615              2832              3152
                                    2269              2447              1731              2812              2754
                                    2196              2348              1914              2414              2388
4/30/04                             2632              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                             1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

 CLASS R1 SHARES
--------------------------------------------------------------------------------

                          SIX      ONE     FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        N/A      N/A      N/A     N/A
Excluding sales charges  3.67%    19.66%   6.43%   10.04%

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                             1000              1000              1000              1000              1000
                                    1075              1096              1066              1123              1175
                                    1260              1310              1150              1469              1530
                                    1420              1484              1224              1630              1914
                                    1856              1891              1334              2298              2700
                                    1908              1972              1419              2434              3289
                                    1764              1936              1442              2824              3622
                                    2058              2260              1615              2832              3152
                                    2251              2447              1731              2812              2754
                                    2177              2348              1914              2414              2388
4/30/04                             2604              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                             1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

 CLASS R2 SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges         N/A      N/A      N/A     N/A
Excluding sales charges   3.58%    19.42%   6.18%   9.78%

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                             1000              1000              1000              1000              1000
                                    1072              1096              1066              1123              1175
                                    1254              1310              1150              1469              1530
                                    1410              1484              1224              1630              1914
                                    1838              1891              1334              2298              2700
                                    1884              1972              1419              2434              3289
                                    1739              1936              1442              2824              3622
                                    2023              2260              1615              2832              3152
                                    2207              2447              1731              2812              2754
                                    2129              2348              1914              2414              2388
4/30/04                             2543              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                             1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of ..25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain minimum program requirements. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for Class A, B, R1, and R2 shares, first offered 1/2/04, includes the historical performance of Class I shares from inception (5/1/89) through 12/31/03 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for such shares. Prior to 1/1/04, the Fund offered Class L shares, which were subject to a 1% sales charge and a 1% CDSC on redemptions within one year of purchase. Performance for Class L shares, first offered 12/30/02, includes the historical performance of Class I shares from inception through 12/29/02 adjusted to reflect the applicable sales charge, CDSC, and fees and expenses for such shares. Effective 1/1/04, all outstanding Class L shares of the Fund were converted to and/or redesignated Class C shares.

THE DISCLOSURE AND FOOTNOTES ON THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                   www.mainstayfunds.com     185

1. The Fund's Balanced Composite Index is comprised of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate and Government 1-10 Years Bond Index weighted 60%/40%. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index or a composite.
2. The Merrill Lynch Corporate & Government 1-10 Years Bond Index is a market-capitalization-weighted index including U.S. government and fixed-coupon domestic investment-grade corporate bonds. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
3. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
4. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
5. The Lipper Balanced Funds Index tracks the performance of the 30 largest balanced funds, with adjustments for the reinvestment of capital gain and income distribution. An investment cannot be made directly into an index.
6. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 186   MainStay Balanced Fund

 $1,000 INVESTED IN MAINSTAY BALANCED FUND
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                        ENDING ACCOUNT
                                                    ENDING ACCOUNT                          VALUE
                                                     VALUE (BASED                         (BASED ON
                                    BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL         EXPENSES
                                     ACCOUNT         RETURNS AND           PAID           5% RETURN             PAID
                                      VALUE           EXPENSES)           DURING          AND ACTUAL           DURING
SHARE CLASS                          11/1/03           4/30/04            PERIOD          EXPENSES)            PERIOD
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(1,2)                  $1,000             $1,004             $ 4              $1,046               $ 4
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(1,2)                  $1,000             $1,002             $ 7              $1,043               $ 7
------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(3)                    $1,000             $1,033             $10              $1,040               $10
------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES(3)                    $1,000             $1,038             $ 5              $1,045               $ 5
------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES(1,2)                 $1,000             $1,004             $ 3              $1,047               $ 3
------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES(1,2)                 $1,000             $1,004             $ 4              $1,046               $ 4
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 121 (to reflect the four-month period).
2. Class A shares, Class B shares, Class R1 shares and Class R2 shares were first offered on January 1, 2004. Expenses paid during the period reflect ongoing costs for the four-month period ending April 30, 2004. Had these shares been offered for the six months ended April 30, 2004, based on a hypothetical 5% return, expenses paid during the period would be $6, $10, $5 and $7, respectively, and the ending account value would be $1,044, $1,040, $1,045 and $1,044, respectively.
3. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 182 (to reflect the one-half year period).

                                                   www.mainstayfunds.com     187

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Joan M. Sabella of New York Life Investment Management LLC

MAINSTAY BALANCED FUND

WHAT MAJOR FACTORS INFLUENCED THE STOCK AND BOND MARKETS DURING THE SIX MONTHS ENDED APRIL 30, 2004?

Stocks generally advanced as signs of a rebounding economy fueled investor optimism. Mid-caps and small-caps tended to outperform and large-capitalization issues. With weak job growth and low inflation, the Federal Reserve tried to help the economy by leaving the targeted federal funds rate unchanged from its 45-year low set in June 2003. In March 2004, successes were recorded in job growth, retail sales, and durable-goods orders, and Treasury notes dropped significantly. By the end of April 2004, rising inflation had pushed the 10-year Treasury yield to 4.51%, its highest level since September 2003.

HOW DID THE FUND INVEST DURING THE REPORTING PERIOD?

The Fund continued to invest approximately 60% of its assets in stocks and 40% in fixed-income securities and cash equivalents. Equity investments included dividend-paying mid-cap stocks that our proprietary quantitative model found to be relatively undervalued and to have strong or improving operating characteristics.

WHAT ABOUT THE FUND'S BOND INVESTMENTS?

We continued to select fixed-income securities based on their credit quality and duration. The fixed-income portion of the portfolio maintained an intermediate-term duration and a laddered maturity schedule.

WHAT WERE SOME OF THE FUND'S STRONG PERFORMERS DURING THE REPORTING PERIOD?

Software company Autodesk (+73.8%)(1) provided outstanding results. Other strong performers included Mandalay Resort Group (+47.4%), Activision (+46.6%), MGIC Investment (+43.6%), and Kmart Holding (+42.5%).

WHICH STOCKS UNDERPERFORMED?

Maxtor (-52.4%), which operates in the computers & peripherals industry, was the Fund's worst-performing stock during the reporting period. Other poor performers included Quanta Services (-33.1%), Citrix Systems (-24.3%), Ascential Software (-23.7%), and Sears, Roebuck (-23.0%).

WERE THERE ANY SIGNIFICANT PURCHASES DURING THE REPORTING PERIOD?

The Fund purchases stocks that have relatively improving operating characteristics and are relatively undervalued based on our proprietary model. Among the securities that fit the Fund's purchase criteria during the reporting period were Activision, Apogent Technologies, and Bausch & Lomb.

WHAT STOCKS DID THE FUND SELL?

The Fund sells stocks that exhibit deteriorating operating results and/or are relatively overvalued. During the reporting period, AdvancePCS was acquired by Caremark Rx in a stock and cash transaction. The Fund sold its entire position in American Eagle Outfitters when weakening sales hampered earnings. The Fund's position in JDS Uniphase was sold when declining demand caused operating results to deteriorate.

DID THE FUND CHANGE ITS INDUSTRY GROUP WEIGHTINGS?

Weighting changes in the Fund result from a combination of security performance, industry performance, and the Fund's proprietary security selection process. From the end of October 2003 to the end of April 2004, the Fund increased its weighting in the banks industry group from 7.23% to 9.98%. The shift reflected new purchases and improved performance among banks relative to other industry groups. Over the same period, the Fund decreased its technology hardware & equipment industry group weighting from 7.39% to 4.32%. The decline reflected the sale of selected positions and weaker relative performance.

CAN YOU TELL US MORE ABOUT THE FUND'S INDUSTRY GROUP WEIGHTINGS?

As of April 30, 2004, the Fund was overweighted relative to the Russell Midcap(R) Value Index(2) in the health care equipment & services, consumer

Past performance is no guarantee of future results. Investment objectives may not be met, as the underlying investment options are subject to market risk and fluctuations in value.
1. Percentages reflect total returns of Fund holdings in the securities mentioned, including purchases and sales, for the six months ended 4/30/04, or for the portion of the reporting period such securities were held in the Fund, if shorter.
2. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.

 188   MainStay Balanced Fund
durables & apparel, and software & services industry groups. The overweighted position in software & services helped Fund performance, while the other overweighted positions underperformed relative to related securities in the benchmark index.

At the end of the reporting period, the Fund was underweighted relative to the Russell Midcap(R) Value Index in the utilities, insurance, and real estate industry groups. The Fund benefited from its relative underweighted position in real estate. While the Fund's holdings in the utilities and insurance industry groups had positive returns, they underperformed relative to securities in the benchmark.

WHAT DO YOU ANTICIPATE GOING FORWARD?

The Fund will continue to focus on securities that fit its stated objective and its valuation, quality, duration, and maturity parameters.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 PORTFOLIO COMPOSITION AS OF APRIL 30, 2004

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                    57.70
Corporate Bonds                                                                  32.70
Federal Agencies                                                                  7.30
Short-Term Investments                                                            1.30
Cash and Other Assets (less liabilities)                                          1.00

                                                   www.mainstayfunds.com     189

PORTFOLIO OF INVESTMENTS APRIL 30, 2004 UNAUDITED

                                                     PRINCIPAL
                                                        AMOUNT      VALUE
LONG-TERM BONDS (40.0%)+
CORPORATE BONDS (32.7%)
-----------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.
  4.50%, due 8/15/10                                $1,000,000   $    999,556
Honeywell, Inc.
  7.00%, due 3/15/07                                 1,272,000      1,402,309
  7.125%, due 4/15/08                                  150,000        167,180
Rockwell International Corp.
  6.625%, due 6/1/05                                   200,000        208,897
*United Technology Corp.
  6.50%, due 6/1/09                                  2,550,000      2,819,545
                                                                 ------------
                                                                    5,597,487
                                                                 ------------
BEVERAGES (2.1%)
Anheuser-Busch Cos., Inc.
  5.375%, due 9/15/08                                1,030,000      1,084,845
  5.65%, due 9/15/08                                   520,000        552,286
  5.75%, due 4/1/10                                    750,000        799,655
Coca-Cola Co. (The)
  4.00%, due 6/1/05                                    500,000        510,252
Coca-Cola Enterprises, Inc.
  6.625%, due 8/1/04                                   100,000        101,203
PepsiCo, Inc.
  5.75%, due 1/15/08                                 2,000,000      2,163,182
                                                                 ------------
                                                                    5,211,423
                                                                 ------------
CAPITAL MARKETS (2.8%)
Bear Stearns Cos., Inc. (The)
  4.00%, due 1/31/08                                 1,250,000      1,260,441
Goldman Sachs Group, Inc. (The)
  5.70%, due 9/1/12                                  1,000,000      1,031,009
J.P. Morgan & Co., Inc.
  6.25%, due 2/15/11                                   300,000        324,161
J.P. Morgan Chase & Co.
  5.35%, due 3/1/07                                    500,000        528,762
Lehman Brothers Holdings, Inc.
  6.625%, due 2/5/06                                   573,000        612,086
Lehman Brothers, Inc.
  7.625%, due 6/1/06                                   350,000        385,381
Merrill Lynch & Co., Inc. Series CPI
  3.086%, due 3/2/09 (c)                               500,000        492,890
Merrill Lynch & Co., Inc.
  6.00%, due 2/17/09                                   500,000        538,638
  7.00%, due 1/15/07                                   700,000        762,294
Morgan Stanley
  5.80%, due 4/1/07                                  1,000,000      1,068,164
                                                                 ------------
                                                                    7,003,826
                                                                 ------------

                                                     PRINCIPAL
                                                        AMOUNT      VALUE
CHEMICALS (0.4%)
E.I. Du Pont de Nemours & Co.
  3.375%, due 11/15/07                              $  921,000   $    922,269
                                                                 ------------
COMMERCIAL BANKS (3.0%)
BankAmerica Corp.
  7.125%, due 3/1/09                                 1,900,000      2,138,805
First Bank National Association
  5.70%, due 12/15/08                                  500,000        534,629
Mellon Bank NA
  7.625%, due 9/15/07                                1,500,000      1,711,068
U.S. Bancorp
  3.125%, due 3/15/08                                  500,000        490,315
Wachovia Corp.
  4.95%, due 11/1/06                                   500,000        523,301
  6.375%, due 1/15/09                                1,500,000      1,639,982
Wells Fargo & Co.
  3.50%, due 4/4/08                                    500,000        496,166
                                                                 ------------
                                                                    7,534,266
                                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (0.6%)
Pitney Bowes, Inc.
  5.875%, due 5/1/06                                 1,295,000      1,374,854
                                                                 ------------

COMPUTERS & PERIPHERALS (1.2%)
Hewlett-Packard Co.
  5.75%, due 12/15/06                                  750,000        799,887
International Business
  Machines Corp.
  4.875%, due 10/1/06                                  500,000        524,078
  5.375%, due 2/1/09                                 1,096,000      1,161,369
  5.50%, due 1/15/09                                   535,000        568,402
                                                                 ------------
                                                                    3,053,736
                                                                 ------------
CONSUMER FINANCE (3.2%)
American Express Credit Corp.
  3.00%, due 5/16/08                                 1,000,000        971,983
Caterpillar Financial Services Corp.
  4.875%, due 6/15/07                                  830,000        870,220
Household Finance Corp.
  5.875%, due 2/1/09                                   500,000        535,278
  6.375%, due 8/1/10                                   500,000        544,335

+ Percentages indicated are based on Fund net assets.
* Fund's 10 largest holdings. May be subject to change daily.

 190   MainStay Balanced Fund       The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                     PRINCIPAL
                                                        AMOUNT      VALUE
CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------------
CONSUMER FINANCE (CONTINUED)
John Deere Capital Corp.
  3.125%, due 12/15/05                              $  500,000   $    506,768
  3.90%, due 1/5/08                                    250,000        251,139
  4.50%, due 8/22/07                                   500,000        515,989
SLM Corp.
  3.625%, due 3/17/08                                  500,000        497,485
  4.00%, due 1/15/09                                   500,000        496,782
  4.046%, due 1/31/14 (c)                            1,000,000        986,370
Toyota Motor Credit Corp.
  5.50%, due 12/15/08                                1,690,000      1,815,596
                                                                 ------------
                                                                    7,991,945
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES (1.7%)
Boeing Capital Corp.
  5.75%, due 2/15/07                                   983,000      1,044,952
CIT Group, Inc.
  4.75%, due 12/15/10                                  750,000        743,399
Citigroup, Inc.
  5.00%, due 3/6/07                                    750,000        786,994
Heller Financial, Inc.
  6.375%, due 3/15/06                                  250,000        269,395
Pitney Bowes Credit Corp.
  5.75%, due 8/15/08                                 1,000,000      1,075,250
Wells Fargo Financial, Inc.
  5.45%, due 5/3/04                                    350,000        350,000
  6.85%, due 7/15/09                                   125,000        139,498
                                                                 ------------
                                                                    4,409,488
                                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Bell Atlantic West Virginia, Inc.
  7.00%, due 8/15/04                                   100,000        101,587
BellSouth Telecommunications, Inc.
  5.875%, due 1/15/09                                  300,000        320,344
GTE North, Inc., Series F
  6.375%, due 2/15/10                                  500,000        539,751
New York Telephone Co.
  6.125%, due 1/15/10                                1,000,000      1,050,564
Pacific Bell
  6.875%, due 8/15/06                                  500,000        541,205
Southwestern Bell Telephone Co.
  6.375%, due 11/15/07                                 100,000        108,515
                                                                 ------------
                                                                    2,661,966
                                                                 ------------
ELECTRIC EQUIPMENT (0.8%)
Emerson Electric Co.
  5.00%, due 10/15/08                                  300,000        311,850
  5.85%, due 3/15/09                                 1,586,000      1,712,187
                                                                 ------------
                                                                    2,024,037
                                                                 ------------

                                                     PRINCIPAL
                                                        AMOUNT      VALUE
ELECTRIC UTILITIES (0.0%) (B)
Potomac Electric Power Co.
  6.50%, due 3/15/08                                $  100,000   $    108,804
                                                                 ------------
FOOD & STAPLES RETAILING (1.1%)
Sysco Corp.
  6.50%, due 6/15/05                                   500,000        523,385
Wal-Mart Stores, Inc.
  6.875%, due 8/10/09                                1,500,000      1,693,403
  7.25%, due 6/1/13                                    400,000        465,738
                                                                 ------------
                                                                    2,682,526
                                                                 ------------
FOOD PRODUCTS (2.0%)
Campbell Soup Co.
  5.50%, due 3/15/07                                   750,000        796,961
ConAgra Foods, Inc.
  7.40%, due 9/15/04                                   650,000        662,639
General Mills, Inc.
  5.125%, due 2/15/07                                  500,000        524,604
Kellogg Co.
  4.875%, due 10/15/05                                 645,000        669,084
Sara Lee Corp., Series C
  6.00%, due 1/15/08                                 1,200,000      1,293,650
Unilever Capital Corp.
  6.875%, due 11/1/05                                1,100,000      1,174,514
                                                                 ------------
                                                                    5,121,452
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (0.4%)
Cardinal Health, Inc.
  4.45%, due 6/30/05                                   580,000        593,958
  6.00%, due 1/15/06                                   450,000        476,200
                                                                 ------------
                                                                    1,070,158
                                                                 ------------
HOTELS, RESTAURANTS, & LEISURE (0.1%)
McDonald's Corp., Series G
  4.15%, due 2/15/05                                   250,000        254,787
                                                                 ------------

HOUSEHOLD PRODUCTS (0.5%)
Colgate-Palmolive Co., Series E
  3.98%, due 4/29/05                                   500,000        510,690
Procter & Gamble Co. (The)
  4.00%, due 4/30/05                                   500,000        510,312
  4.75%, due 6/15/07                                   250,000        261,272
                                                                 ------------
                                                                    1,282,274
                                                                 ------------
INDUSTRIAL CONGLOMERATES (0.2%)
3M Co., Series C
  4.15%, due 6/30/05                                   500,000        512,817
                                                                 ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                     PRINCIPAL
                                                        AMOUNT      VALUE
CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------------
INSURANCE (0.6%)
Loews Corp.
  6.75%, due 12/15/06                               $  500,000   $    532,749
Marsh & McLennan Cos., Inc.
  6.625%, due 6/15/04                                1,000,000      1,005,899
                                                                 ------------
                                                                    1,538,648
                                                                 ------------
IT SERVICES (0.7%)
Computer Sciences Corp.
  6.25%, due 3/15/09                                   335,000        365,353
First Data Corp.
  5.625%, due 11/1/11                                  756,000        798,210
  Series D
  5.80%, due 12/15/08                                  525,000        566,013
                                                                 ------------
                                                                    1,729,576
                                                                 ------------
MACHINERY (0.3%)
Illinois Tool Works, Inc.
  5.75%, due 3/1/09                                    820,000        882,317
                                                                 ------------

MEDIA (0.4%)
Gannett Co., Inc.
  4.95%, due 4/1/05                                    500,000        513,104
  5.50%, due 4/1/07                                    500,000        532,615
                                                                 ------------
                                                                    1,045,719
                                                                 ------------
MULTILINE RETAIL (1.2%)
Kohl's Corp.
  6.30%, due 3/1/11                                    700,000        758,648
Target Corp.
  5.375%, due 6/15/09                                  350,000        368,867
  5.50%, due 4/1/07                                  1,350,000      1,437,001
  5.95%, due 5/15/06                                   350,000        372,940
                                                                 ------------
                                                                    2,937,456
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (0.6%)
IES Utilities, Inc., Series A
  6.625%, due 8/1/09                                 1,500,000      1,643,421
                                                                 ------------
OIL & GAS (0.3%)
ChevronTexaco Capital Co.
  3.50%, due 9/17/07                                   808,000        815,181
                                                                 ------------

PERSONAL PRODUCTS (0.8%)
Gillette Co. (The)
  2.875%, due 3/15/08                                  500,000        486,961
  3.50%, due 10/15/07                                1,500,000      1,506,906
                                                                 ------------
                                                                    1,993,867
                                                                 ------------

                                                     PRINCIPAL
                                                        AMOUNT      VALUE
PHARMACEUTICALS (2.8%)
Abbott Laboratories
  5.125%, due 7/1/04                                $  500,000   $    503,085
  5.625%, due 7/1/06                                 1,000,000      1,062,019
Bristol-Myers Squibb Co.
  4.75%, due 10/1/06                                   500,000        520,974
Johnson & Johnson
  6.625%, due 9/1/09                                 1,500,000      1,687,896
Lilly (Eli) & Co.
  5.50%, due 7/15/06                                   750,000        795,714
Merck & Co., Inc., Series E
  4.125%, due 1/18/05                                  750,000        763,677
Pfizer, Inc.
  3.625%, due 11/1/04                                1,000,000      1,011,114
Pharmacia Corp.
  5.875%, due 12/1/08                                  500,000        539,886
Warner-Lambert Co.
  6.00%, due 1/15/08                                   250,000        273,920
                                                                 ------------
                                                                    7,158,285
                                                                 ------------
SPECIALTY RETAIL (0.6%)
Home Depot, Inc. (The)
  5.375%, due 4/1/06                                 1,280,000      1,348,193
Sherwin-Williams Co. (The)
  6.85%, due 2/1/07                                    200,000        218,129
                                                                 ------------
                                                                    1,566,322
                                                                 ------------
THRIFTS & MORTGAGE FINANCE (0.6%)
General Electric Capital Corp. Series A
  4.25%, due 1/15/08                                   500,000        510,100
  5.375%, due 3/15/07                                1,000,000      1,059,524
                                                                 ------------
                                                                    1,569,624
                                                                 ------------
TRANSPORTATION INFRASTRUCTURE (0.5%)
International Lease Finance Corp.
  4.50%, due 5/1/08                                    500,000        510,217
  5.625%, due 6/1/07                                   750,000        797,944
                                                                 ------------
                                                                    1,308,161
                                                                 ------------
Total Corporate Bonds
  (Cost $82,772,715)                                               83,006,692
                                                                 ------------

FEDERAL AGENCIES (7.3%)
-----------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK (0.9%)
  2.25%, due 9/1/06                                    500,000        494,874
  3.47%, due 10/3/07                                   500,000        501,775
  3.80%, due 9/4/07                                    500,000        507,421
  3.875%, due 5/7/10                                   750,000        731,130
                                                                 ------------
                                                                    2,235,200
                                                                 ------------
FEDERAL HOME LOAN BANK (2.3%)
  2.50%, due 3/15/06                                 1,000,000      1,002,426
  3.00%, due 10/30/08                                1,000,000      1,002,536

 192   MainStay Balanced Fund       The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                     PRINCIPAL
                                                        AMOUNT      VALUE
FEDERAL AGENCIES (CONTINUED)
-----------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (CONTINUED)
  3.375%, due 2/15/08                               $  500,000   $    496,072
  3.50%, due 2/11/08                                 1,000,000        992,208
  3.625%, due 11/14/06                                 750,000        750,486
  3.75%, due 4/1/10                                    750,000        727,789
  3.875%, due 2/12/10                                  250,000        244,882
  6.21%, due 12/3/07                                   500,000        546,709
                                                                 ------------
                                                                    5,763,108
                                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.2%)
  3.25%, due 3/14/08                                   500,000        492,103
                                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
  (COLLATERALIZED MORTGAGE OBLIGATIONS) (1.9%)
  Series 2734 Class JC
  3.50%, due 11/15/23                                1,500,000      1,492,670
  Series 2579 Class PG
  4.00%, due 3/15/27                                   500,000        496,336
  Series 2719 Class WB
  4.50%, due 8/15/21                                 1,179,211      1,152,800
  Series 2589 Class GD
  5.00%, due 9/15/28                                   500,000        494,695
  Series 2600 Class MJ
  5.00%, due 9/15/29                                   500,000        487,608
  Series 1982 Class VC
  6.50%, due 1/15/12                                   750,000        770,466
                                                                 ------------
                                                                    4,894,575
                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.8%)
  3.066%, due 2/17/09 (c)                            1,000,000        990,260
  5.75%, due 6/15/05                                 1,000,000      1,043,904
                                                                 ------------
                                                                    2,034,164
                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.6%)
  Series 2003-17 Class QT
  5.00%, due 8/25/27                                 1,180,000      1,176,703
  Series 2003-32 Class PG
  5.00%, due 10/25/27                                  500,000        509,445
                                                                 ------------
                                                                    1,686,148
                                                                 ------------

                                                     PRINCIPAL
                                                        AMOUNT      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.6%)
  Series 2003-19 Class BE
  4.50%, due 11/20/28                               $  500,000   $    488,786
  Series 2003-50 Class PC
  5.50%, due 3/16/32                                 1,000,000      1,000,473
                                                                 ------------
                                                                    1,489,259
                                                                 ------------
Total Federal Agencies
  (Cost $18,787,900)                                               18,594,557
                                                                 ------------
Total Long-Term Bonds
  (Cost $101,560,615)                                             101,601,249
                                                                 ------------

                                                        SHARES          VALUE
COMMON STOCKS (57.7%)
-----------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS (0.9%)
J.B. Hunt Transport Services, Inc. (a)                  70,900      2,244,694
                                                                 ------------

AUTO COMPONENTS (0.9%)
Dana Corp.                                             107,300      2,163,168
                                                                 ------------

CAPITAL MARKETS (0.4%)
Bear Stearns Cos., Inc. (The)                            2,702        216,538
Lehman Brothers Holdings, Inc.                          10,800        792,720
                                                                 ------------
                                                                    1,009,258
                                                                 ------------
COMMERCIAL BANKS (1.4%)
International Bancshares Corp.                          32,100      1,710,930
Silicon Valley Bancshares (a)                           56,000      1,924,160
                                                                 ------------
                                                                    3,635,090
                                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (2.3%)
*Cendant Corp.                                         101,600      2,405,888
Deluxe Corp.                                            32,800      1,354,968
Kelly Services, Inc. Class A                            66,600      1,979,352
                                                                 ------------
                                                                    5,740,208
                                                                 ------------
COMPUTERS & PERIPHERALS (1.6%)
Dell, Inc. (a)                                          25,700        892,047
InFocus Corp. (a)                                      185,800      1,517,986
Maxtor Corp. (a)                                       154,100      1,003,191
Sun Microsystems, Inc. (a)                             152,800        595,920
                                                                 ------------
                                                                    4,009,144
                                                                 ------------
CONSTRUCTION & ENGINEERING (0.6%)
Quanta Services, Inc. (a)                              256,900      1,405,243
                                                                 ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------

CONSUMER FINANCE (1.6%)
AmeriCredit Corp. (a)                                   61,100   $    990,431
Student Loan Corp. (The)                                 4,100        580,560
WFS Financial, Inc. (a)                                 53,200      2,369,528
                                                                 ------------
                                                                    3,940,519
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES (0.9%)
CIT Group, Inc.                                         63,200      2,172,184
                                                                 ------------

ELECTRIC UTILITIES (0.4%)
Edison International                                    48,300      1,130,220
                                                                 ------------

ELECTRICAL EQUIPMENT (0.2%)
American Power Conversion Corp.                         24,300        453,438
                                                                 ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.5%)
Avnet, Inc. (a)                                         39,800        861,272
*Sanmina-SCI Corp. (a)                                 275,100      2,756,502
Solectron Corp. (a)                                    222,800      1,091,720
Tektronix, Inc.                                         58,700      1,737,520
                                                                 ------------
                                                                    6,447,014
                                                                 ------------
FOOD & STAPLES RETAILING (0.9%)
Albertson's, Inc.                                       50,200      1,172,672
SUPERVALU, Inc.                                         39,600      1,219,284
                                                                 ------------
                                                                    2,391,956
                                                                 ------------
FOOD PRODUCTS (2.2%)
Hershey Foods Corp.                                     19,900      1,768,911
Hormel Foods Corp.                                      42,500      1,295,825
Tyson Foods, Inc. Class A                              127,600      2,391,224
                                                                 ------------
                                                                    5,455,960
                                                                 ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Apogent Technologies, Inc. (a)                          34,300      1,112,006
Bausch & Lomb, Inc.                                     36,500      2,293,295
                                                                 ------------
                                                                    3,405,301
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (3.9%)
Caremark Rx, Inc. (a)                                   37,152      1,257,595
Coventry Health Care, Inc. (a)                          16,950        709,188
Health Net, Inc. (a)                                    37,000        941,280
HEALTHSOUTH Corp. (a)                                  117,500        511,125
*Humana, Inc. (a)                                      156,900      2,555,901
Manor Care, Inc.                                        53,400      1,732,296
PacifiCare Health Systems, Inc. (a)                     59,200      2,116,992
                                                                 ------------
                                                                    9,824,377
                                                                 ------------
HOTELS, RESTAURANTS & LEISURE (1.9%)
Bob Evans Farms, Inc.                                   55,400      1,698,564
CBRL Group, Inc.                                        21,500        807,325


                                                        SHARES          VALUE
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
Mandalay Resort Group                                   16,000   $    919,200
Outback Steakhouse, Inc.                                33,500      1,471,655
                                                                 ------------
                                                                    4,896,744
                                                                 ------------
HOUSEHOLD DURABLES (5.1%)
Centex Corp.                                            15,800        757,610
Fortune Brands, Inc.                                    30,300      2,310,375
Hovnanian Enterprises, Inc. Class A (a)                 18,000        647,460
KB HOME                                                  7,200        496,296
La-Z-Boy, Inc.                                          59,600      1,242,064
M.D.C. Holdings, Inc.                                   38,610      2,385,712
NVR, Inc. (a)                                            2,800      1,262,800
Ryland Group, Inc. (The)                                 8,500        671,075
Stanley Works (The)                                     51,500      2,189,265
Toll Brothers, Inc. (a)                                 26,500      1,048,605
                                                                 ------------
                                                                   13,011,262
                                                                 ------------
HOUSEHOLD PRODUCTS (0.6%)
Energizer Holdings, Inc. (a)                            37,600      1,628,080
                                                                 ------------

INDUSTRIAL CONGLOMERATES (0.6%)
Alleghany Corp. (a)                                      5,916      1,552,714
                                                                 ------------

INSURANCE (0.9%)
MBIA, Inc.                                              25,800      1,519,362
Torchmark Corp.                                         13,600        707,744
                                                                 ------------
                                                                    2,227,106
                                                                 ------------
LEISURE EQUIPMENT & PRODUCTS (1.1%)
Callaway Golf Co.                                       83,700      1,420,389
Hasbro, Inc.                                            67,500      1,275,075
                                                                 ------------
                                                                    2,695,464
                                                                 ------------
MACHINERY (1.0%)
*Terex Corp. (a)                                        77,600      2,549,160
                                                                 ------------

METALS & MINING (1.0%)
*United States Steel Corp.                              88,100      2,522,303
                                                                 ------------

MULTILINE RETAIL (1.7%)
Federated Department Stores, Inc.                       15,700        769,300
Kmart Holding Corp. (a)                                 24,700      1,105,078
Neiman Marcus Group, Inc. (The) Class A                 10,800        525,312
Saks, Inc. (a)                                          84,100      1,211,040
Sears, Roebuck and Co.                                  16,700        668,835
                                                                 ------------
                                                                    4,279,565
                                                                 ------------

 194   MainStay Balanced Fund       The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER (1.1%)
Calpine Corp. (a)                                      217,100   $    942,214
Williams Cos., Inc. (The)                              186,900      1,925,070
                                                                 ------------
                                                                    2,867,284
                                                                 ------------
OIL & GAS (0.9%)
*Overseas Shipholding Group, Inc.                       73,200      2,398,764
                                                                 ------------
PERSONAL PRODUCTS (0.6%)
Estee Lauder Cos., Inc. (The)
  Class A                                               33,100      1,513,001
                                                                 ------------

PHARMACEUTICALS (0.7%)
Medicis Pharmaceutical Corp. Class A                    15,900        682,428
Mylan Laboratories, Inc.                                52,200      1,195,902
                                                                 ------------
                                                                    1,878,330
                                                                 ------------
REAL ESTATE (3.1%)
AMB Property Corp.                                      27,200        824,160
Cousins Properties, Inc.                                45,500      1,279,460
Equity Office Properties Trust                          87,400      2,199,858
Hospitality Properties Trust                            25,000        977,000
HRPT Properties Trust                                   79,900        763,045
LNR Property Corp.                                      13,300        667,926
Reckson Associates Realty Corp.                         51,500      1,224,155
                                                                 ------------
                                                                    7,935,604
                                                                 ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Advanced Micro Devices, Inc. (a)                        46,800        665,496
Novellus Systems, Inc. (a)                              12,000        347,520
                                                                 ------------
                                                                    1,013,016
                                                                 ------------
SOFTWARE (3.5%)
Activision, Inc. (a)                                   153,300      2,308,698
Ascential Software Corp. (a)                            36,200        615,400
*Autodesk, Inc.                                         73,800      2,472,300
Cadence Design Systems, Inc. (a)                       163,800      2,099,916
Citrix Systems, Inc. (a)                                68,000      1,295,400
                                                                 ------------
                                                                    8,791,714
                                                                 ------------


                                                        SHARES          VALUE
SPECIALTY RETAIL (1.8%)
Barnes & Noble, Inc. (a)                                17,200   $    513,764
Circuit City Stores, Inc.                              122,900      1,435,472
Home Depot, Inc. (The)                                  18,900        665,091
Sherwin-Williams Co. (The)                              30,000      1,141,500
Zale Corp. (a)                                          13,200        738,144
                                                                 ------------
                                                                    4,493,971
                                                                 ------------
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Reebok International Ltd.                                8,800        320,144
                                                                 ------------

THRIFTS & MORTGAGE FINANCE (8.1%)
Astoria Financial Corp.                                 65,200      2,244,184
Countrywide Financial Corp.                             36,600      2,170,380
Doral Financial Corp.                                   18,000        590,220
Freddie Mac                                             17,800      1,039,520
Fremont General Corp.                                   99,500      2,144,225
GreenPoint Financial Corp.                              39,000      1,521,000
Independence Community
  Bank Corp.                                            27,100        987,253
IndyMac Bancorp, Inc.                                   51,100      1,643,376
MGIC Investment Corp.                                   23,900      1,759,518
New Century Financial Corp.                             44,600      1,892,378
New York Community
  Bancorp, Inc.                                         58,000      1,454,060
*PMI Group, Inc. (The)                                  56,400      2,426,892
Radian Group, Inc.                                      14,500        674,395
                                                                 ------------
                                                                   20,547,401
                                                                 ------------
TOBACCO (1.0%)
*R.J. Reynolds Tobacco
  Holdings, Inc.                                        38,700      2,506,599
                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Crown Castle International Corp. (a)                    97,700      1,362,915
                                                                 ------------
Total Common Stocks
  (Cost $125,740,759)                                             146,418,915
                                                                 ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                     PRINCIPAL
                                                        AMOUNT          VALUE

SHORT-TERM INVESTMENT (1.3%)
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.3%)
Bank of New York (The)
  0.90%, dated 4/30/04
  due 5/3/04
  Proceeds at Maturity
  $3,311,248
  (Collateralized by Federal National Mortgage
  Association
  3.92%, due 3/1/33
  with a Principal Amount of
  $4,050,000 and a
  Market Value of $4,043,216 including accrued
  interest)                                         $3,311,000   $  3,311,000
                                                                 ------------
Total Short-Term Investment (Cost $3,311,000)                       3,311,000
                                                                 ------------
Total Investments
  (Cost $230,612,374) (d)                                 99.0%   251,331,164(e)
Cash and Other Assets,
  Less Liabilities                                         1.0      2,525,300
                                                          ------ ------------
Net Assets                                               100.0%  $253,856,464
                                                        ======== ===============

(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  Floating rate. Rate shown is the rate in effect at April
     30, 2004.
(d) The cost for federal income tax purposes is $230,650,950.
(e)  At April 30, 2004 net unrealized appreciation was
     $20,680,214, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $26,928,343 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,248,129.

 196   MainStay Balanced Fund       The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $230,612,374)                $251,331,164
Cash                                                 157,900
Receivables:
  Investment securities sold                       4,133,098
  Fund shares sold                                 2,148,029
  Dividends and interest                           1,502,599
Other assets                                          32,344
                                                ------------
    Total assets                                 259,305,134
                                                ------------
LIABILITIES:
Payables:
  Investment securities purchased                  3,461,540
  Fund shares redeemed                             1,732,703
  Manager                                            154,683
  NYLIFE Distributors                                 29,091
  Transfer agent                                      14,249
  Custodian                                            5,682
Accrued expenses                                      50,722
                                                ------------
    Total liabilities                              5,448,670
                                                ------------
Net assets                                      $253,856,464
                                                ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share) 1
  billion shares authorized
  Class A                                       $     20,799
  Class B                                              8,059
  Class C                                              3,599
  Class I                                             71,198
  Class R1                                                 0(a)
  Class R2                                                 3
Additional paid-in capital                       227,844,018
Accumulated undistributed net investment
  income                                             350,324
Accumulated undistributed net realized gain on
  investments                                      4,839,674
Net unrealized appreciation on investments        20,718,790
                                                ------------
Net assets                                      $253,856,464
                                                ============
CLASS A
Net assets applicable to outstanding shares     $ 50,934,288
                                                ============
Shares of capital stock outstanding                2,079,876
                                                ============
Net asset value per share outstanding           $      24.49
Maximum sales charge (5.50% of offering price)          1.43
                                                ------------
Maximum offering price per share outstanding    $      25.92
                                                ============
CLASS B
Net assets applicable to outstanding shares     $ 19,718,729
                                                ============
Shares of capital stock outstanding                  805,850
                                                ============
Net asset value and offering price per share
  outstanding                                   $      24.47
                                                ============
CLASS C
Net assets applicable to outstanding shares     $  8,808,380
                                                ============
Shares of capital stock outstanding                  359,895
                                                ============
Net asset value and offering price per share
  outstanding                                   $      24.47
                                                ============
CLASS I
Net assets applicable to outstanding shares     $174,387,350
                                                ============
Shares of capital stock outstanding                7,119,759
                                                ============
Net asset value and offering price per share
  outstanding                                   $      24.49
                                                ============
CLASS R1
Net assets applicable to outstanding shares     $      1,004
                                                ============
Shares of capital stock outstanding                       41
                                                ============
Net asset value and offering price per share
  outstanding                                   $      24.49
                                                ============
CLASS R2
Net assets applicable to outstanding shares     $      6,713
                                                ============
Shares of capital stock outstanding                      274
                                                ============
Net asset value and offering price per share
  outstanding                                   $      24.49
                                                ============

(a) Less than one dollar.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                       $ 1,488,037
  Dividends (a)                                      934,935
                                                 -----------
    Total income                                   2,422,972
                                                 -----------
EXPENSES:
  Manager                                            766,919
  Transfer agent                                      72,979
  Professional                                        30,791
  Service -- Class A                                  28,083
  Service -- Class B                                   6,350
  Service -- Class C                                   3,209
  Service -- Class R2                                      2
  Service -- Service Class                             9,160
  Registration                                        23,253
  Distribution -- Class B                             19,051
  Distribution -- Class C                              9,628
  Shareholder communication                           17,051
  Trustees                                            17,039
  Custodian                                           11,422
  Portfolio pricing                                    8,130
  Shareholder Service Fee -- Class R2                      1
  Miscellaneous                                       11,148
                                                 -----------
    Total expenses before reimbursement            1,034,216
  Fees paid indirectly (See Note 2(D))               (39,765)
                                                 -----------
    Net expenses                                     994,451
                                                 -----------
Net investment income                              1,428,521
                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                   4,837,976
Net change in unrealized appreciation on
  investments                                     (1,764,485)
                                                 -----------
Net realized and unrealized gain on investments    3,073,491
                                                 -----------
Net increase in net assets resulting from
  operations                                     $ 4,502,012
                                                 ===========

(a) Dividends recorded net of foreign withholding taxes in the amount of $216.

 198   MainStay Balanced Fund       The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2004 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2003

                                              2004           2003
INCREASE IN NET ASSETS:
Operations:
 Net investment income                $  1,428,521   $  2,103,504
 Net realized gain on investments        4,837,976      2,537,414
 Net change in unrealized
  appreciation on investments           (1,764,485)    20,612,974
                                      ---------------------------
 Net increase in net assets
  resulting from operations              4,502,012     25,253,892
                                      ---------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                                (108,754)            --
   Class B                                 (21,575)            --
   Class C                                 (11,143)        (1,122)
   Class I                              (1,124,246)    (1,999,587)
   Class R1                                     (3)            --
   Class R2                                     (8)            --
   Service Class                           (75,512)       (77,541)

 For net realized gain on investments:
   Class C                                  (5,621)            --
   Class I                              (2,044,047)            --
   Service Class                          (294,664)            --
                                      ---------------------------
 Total dividends and
  distributions to shareholders         (3,685,573)    (2,078,250)
                                      ---------------------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class A                              58,330,966             --
   Class B                              21,005,120             --
   Class C                               8,820,803        353,212
   Class I                              40,928,038     86,550,426
   Class R1                                  1,000             --
   Class R2                                  6,870             --
   Service Class                         5,402,469     22,832,286

                                              2004           2003

 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class A                            $    104,938   $         --
   Class B                                  19,681             --
   Class C                                  15,086          1,122
   Class I                               3,153,403      1,990,309
   Class R2                                      6             --
   Service Class                           369,947         77,104
                                      ---------------------------
                                       138,158,327    111,804,459
 Cost of shares redeemed:
   Class A                              (6,775,570)            --
   Class B                                (658,824)            --
   Class C                                (128,868)        (8,013)
   Class I                             (19,454,655)   (46,945,723)
   Service Class                       (25,174,517)    (4,863,174)
                                      ---------------------------
                                       (52,192,434)   (51,816,910)
                                      ---------------------------
    Increase in net assets derived
      from capital share
      transactions                      85,965,893     59,987,549
                                      ---------------------------
    Net increase in net assets          86,782,332     83,163,191

NET ASSETS:
Beginning of period                    167,074,132     83,910,941
                                      ---------------------------
End of period                         $253,856,464   $167,074,132
                                      ===========================
Accumulated undistributed net
 investment income at end of period   $    350,324   $    263,044
                                      ===========================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                             CLASS A      CLASS B              CLASS C
                                            ----------   ----------   --------------------------
                                            JANUARY 1,   JANUARY 1,                DECEMBER 30,
                                              2004**       2004**     SIX MONTHS      2002**
                                             THROUGH      THROUGH       ENDED         THROUGH
                                            APRIL 30,    APRIL 30,    APRIL 30,     OCTOBER 31,
                                             2004***      2004***      2004***         2003
Net asset value at beginning of period       $ 24.45      $ 24.46       $24.08        $20.27
                                             -------      -------       ------        ------
Net investment income                           0.11(e)      0.06(e)      0.09(e)       0.15(e)
Net realized and unrealized gain (loss) on
  investments                                  (0.01)       (0.01)        0.70          3.76
                                             -------      -------       ------        ------
Total from investment operations                0.10         0.05         0.79          3.91
                                             -------      -------       ------        ------
Less dividends and distributions:
  From net investment income                   (0.06)       (0.04)       (0.08)        (0.10)
  From net realized gain on investments           --           --        (0.32)           --
                                             -------      -------       ------        ------
Total dividends and distributions              (0.06)       (0.04)       (0.40)        (0.10)
                                             -------      -------       ------        ------
Net asset value at end of period             $ 24.49      $ 24.47       $24.47        $24.08
                                             =======      =======       ======        ======
Total investment return (a)                     0.41%        0.21%        3.26%        19.32%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income                       1.14%+       0.39%+       0.39%+        0.78%+
    Net expenses                                1.25%+#      2.00%+#      2.00%+#       1.98%+#
    Expenses (before reimbursement)             1.25%+#      2.00%+#      2.00%+#       2.03%+#
Portfolio turnover rate                           11%          11%          11%           51%
Net assets at end of period (in 000's)       $50,934      $19,719       $8,808        $  372

*    The Fund changed its fiscal year end from December 31 to
     October 31.
**   Commencement of Operations.
***  Unaudited.
#    Includes transfer agent fees paid indirectly which amounted to 0.04%, 0.05%, 0.02% and 0.09% of average net assets for the six months ended April 30, 2004, the years ended October
     31, 2003 and October 31, 2002 and the ten months ended
     October 31, 2001, respectively, and custodian fees and other expenses paid indirectly which amounted to 0.01% of average net assets for the year ended December 31, 2000.
+    Annualized.
(a)  Total return is calculated exclusive of sales charges and is not annualized.
(b)  Less than one cent per share.
(c)  Restated.
(d)  As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premium on debt
     securities. The effect of this change for the ten months
     ended October 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                                                                  CLASS I
                                                                  -------
Decrease net investment income                                    ($0.02)
Increase net realized and unrealized gains and losses               0.02
Decrease ratio of net investment income                            (0.09%)

(e) Per share data based on average shares outstanding during the period.

 200   MainStay Balanced Fund       The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                           CLASS I                                                CLASS R1     CLASS R2
----------------------------------------------------------------------------------------------   ----------   ----------
                                        JANUARY 1,                                               JANUARY 1,   JANUARY 1,
SIX MONTHS                                 2001                                                    2004**       2004**
  ENDED             YEAR ENDED            THROUGH                                                 THROUGH      THROUGH
APRIL 30,          OCTOBER 31,          OCTOBER 31,              YEAR ENDED DECEMBER 31,         APRIL 30,    APRIL 30,
 2004***       2003            2002        2001*             2000            1999       1998      2004***      2004***
 $  24.07    $  20.41        $ 20.78      $ 20.82          $ 19.53         $ 21.37    $  22.15     $24.45       $24.45
 --------    --------        -------      -------          -------         -------    --------     ------       ------
     0.18(e)     0.38(e)        0.48         0.45(d)          0.55            0.58        0.61       0.09(e)      0.08(e)
     0.73        3.67           0.00(b)     (0.08)(d)         1.29           (0.68)       1.14       0.02         0.02
 --------    --------        -------      -------          -------         -------    --------     ------       ------
     0.91        4.05           0.48         0.37             1.84           (0.10)       1.75       0.11         0.10
 --------    --------        -------      -------          -------         -------    --------     ------       ------
    (0.17)      (0.39)         (0.44)       (0.41)           (0.55)          (0.58)      (0.61)     (0.07)       (0.06)
    (0.32)         --          (0.41)         --               --            (1.16)      (1.92)        --           --
 --------    --------        -------      -------          -------         -------    --------     ------       ------
    (0.49)      (0.39)         (0.85)       (0.41)           (0.55)          (1.74)      (2.53)     (0.07)       (0.06)
 --------    --------        -------      -------          -------         -------    --------     ------       ------
 $  24.49    $  24.07        $ 20.41      $ 20.78          $ 20.82         $ 19.53    $  21.37     $24.49       $24.49
 ========    ========        =======      =======          =======         =======    ========     ======       ======
     3.75%      20.13%          2.18%        1.80%            9.64%          (0.36%)      8.03%      0.43%        0.40%
     1.46%+      1.78%          2.30%        2.59%+(d)        2.77%           2.61%       2.76%      1.38%+       1.11%+
     0.93%+#     0.99%#         0.96%#       1.03%+#(c)       0.95%#          0.94%       0.87%      1.01%+#      1.28%+#
     0.93%+#     1.03%#         1.02%#       1.05%+#(c)       0.95%#          0.94%       0.97%      1.01%+#      1.28%+#
       11%         51%            62%          48%              73%             33%         70%        11%          11%
 $174,387    $147,519        $83,906      $64,086          $65,309         $77,169    $128,865     $    1       $    7

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1 -- ORGANIZATION AND BUSINESS:

Eclipse Funds Inc. (the "Company"), was incorporated in the state of Maryland on September 21, 1990. Eclipse Funds (the "Trust"), a Massachusetts business trust, was established on July 30, 1986. The Company and the Trust (collectively the "Funds") are registered as open-end management investment companies under the Investment Company Act of 1940, as amended, ("Investment Company Act") and are comprised of twelve separate investment portfolios (individually referred to as a "Fund").

The Funds commenced operations on the dates indicated below:

 COMMENCEMENT
 OF OPERATIONS       FUNDS (THE COMPANY)
 January 2, 1991     All Cap Growth, All Cap Value, S&P
                     500 Index, Cash Reserves, Indexed
                     Bond, Intermediate Term Bond, Short
                     Term Bond and Asset Manager Funds
 ---------------------------------------------------------
 January 2, 2001     Mid Cap Core Fund
 ---------------------------------------------------------

 COMMENCEMENT
 OF OPERATIONS       FUNDS (THE TRUST)
 January 12, 1987    Small Cap Opportunity Fund
 ---------------------------------------------------------
 May 1, 1989         Balanced Fund
 ---------------------------------------------------------
 December 27, 1994   Mid Cap Opportunity Fund
 ---------------------------------------------------------

On December 29, 2000, the Mid Cap Core Fund sold shares to NYLIFE Distributors LLC ("NYLIFE Distributors"), an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), at a net asset value of $10.00. This Fund commenced investment operations the following business day on January 2, 2001.

On October 28, 2003, the Tax Free Bond Fund ceased operations. On December 30, 2003, the Tax-Managed Equity Fund ceased operations. On January 29, 2004, the International Broad Market and the International Equity Funds ceased operations. These Funds were formerly portfolios of the Company.

On December 11, 2003 and pursuant to shareholder approval, the assets and liabilities of the Eclipse Core Bond Plus Fund were acquired by the Eclipse Bond Fund which was subsequently renamed MainStay Intermediate Term Bond Fund. Also on December 11, 2003 and pursuant to shareholder approval, the assets and liabilities of the Eclipse Ultra Short Duration Fund were acquired by the Eclipse Short Term Bond Fund which was subsequently renamed MainStay Short Term Bond Fund.

Effective January 1, 2004, each series of Eclipse Funds Inc. and Eclipse Funds were rebranded as "MainStay."

Each Fund offers one or more of the following six classes of shares: Class A, Class B, Class C, Class I, Class R1 and Class R2 shares. Balanced Fund offers six classes of shares: Class A, Class B, Class C, Class I, Class R1 and Class R2. All Cap Growth Fund, All Cap Value Fund, Mid Cap Core Fund, Mid Cap Opportunity Fund, Small Cap Opportunity Fund, Intermediate Term Bond Fund and Asset Manager Fund each offer four classes of shares: Class A, Class B, Class C and Class I shares. S&P 500 Index Fund, Indexed Bond Fund and Short Term Bond Fund each offer Class A and Class I shares. Cash Reserves Fund offers Class I shares and another class of shares, the Sweep Shares Class.

Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. The Class I, Class R1 and Class R2 shares and the Sweep Shares Class are offered at net asset value without imposition of a front-end sales charge or a contingent deferred sales charge. Distribution of Class A, Class B, Class C, Class R1 and Class R2 shares each commenced on January 1, 2004, except with respect to the Class C shares of Mid Cap Opportunity Fund, Small Cap Opportunity Fund and Balanced Fund, the L Class shares of which commenced operations on December 30, 2002 and were renamed the Class C shares on January 1, 2004. Each Fund's No-Load Class shares were renamed the Class I shares on January 1, 2004. Each Fund's Service Class shares ceased operations on January 9, 2004.

Each class of shares bears the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that the classes are subject to different distribution fee rates. Class A, Class B, Class C, and Class R2 shares and the Sweep Shares Class each bear distribution and/or service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. In addition, the Class R1 and R2 shares and the Sweep Shares Class each bear service fee payments under a shareholder service plan.

The investment objectives for each of the Funds are as follows:

The ALL CAP GROWTH FUND seeks long-term growth of capital. Dividend income, if any, is a consideration incidental to the Fund's objective of growth of capital.

The ALL CAP VALUE FUND seeks maximum long-term total return from a combination of capital growth and income.

 202   MainStay Funds

The MID CAP CORE FUND seeks long-term growth of capital.

The MID CAP OPPORTUNITY FUND seeks high total return.

The S&P 500 INDEX FUND seeks to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500(R) Index.

The SMALL CAP OPPORTUNITY FUND seeks high total return.

The CASH RESERVES FUND seeks a high level of current income while preserving capital and maintaining liquidity.

The INDEXED BOND FUND seeks to provide investment results that correspond to the total return performance of fixed income securities in the aggregate, as represented by the Citigroup Broad Investment Grade ("BIG") Bond Index.

The INTERMEDIATE TERM BOND FUND seeks to maximize total return, consistent with liquidity, low risk to principal and investment in debt securities.

The SHORT TERM BOND FUND seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.

The ASSET MANAGER FUND seeks to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks, fixed income securities, and money market investments.

The BALANCED FUND seeks high total return.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES:

The Funds prepare their financial statements in accordance with generally accepted accounting principles and follow the significant accounting policies described below:

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Manager, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if such prices are deemed by the Fund's Manager to be representative of market values at the regular close of business of the Exchange. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Portfolio securities of Cash Reserves Fund are valued at their amortized cost. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors and/or the Board of Trustees to represent fair value.

Certain events may occur between the time that foreign markets close, on which securities held by the Funds principally trade, and the time at which the Funds' NAVs are calculated. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Company's Board of Directors and/or the Trust's Board of Trustees, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events.

(B) FEDERAL INCOME TAXES. Each of the Funds is treated as a separate entity for federal income tax purposes. The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income or excise tax provision is required.

Investment income received by a Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are withheld at the source.

                                                   www.mainstayfunds.com     203

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For the Cash Reserves Fund, dividends are declared daily and paid monthly and capital gain distributions, if any, are declared and paid annually. For the Indexed Bond, Intermediate Term Bond and Short Term Bond Funds, income dividends are declared and paid monthly and capital gain distributions, if any, are declared and paid annually. For the Balanced Fund, income dividends are declared and paid quarterly and capital gain distributions, if any, are declared and paid annually. Each of the other Funds intends to declare and pay, as a dividend, substantially all of their net investment income and net realized capital gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on securities, other than short-term securities, purchased for all Funds are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of a Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

New York Life Investment Management LLC ("NYLIM") has directed certain portfolio trades to brokers who agreed to pay a portion of the expenses for the Mid Cap Opportunity, Small Cap Opportunity and Balanced Funds. For the six months ended April 30, 2004, the Funds' expenses (transfer agent fees and expenses) were reduced by $3,310, $42,247 and $39,765, respectively, under these arrangements.

(E) EXPENSES. Expenses with respect to the Funds are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than expenses incurred under the Shareholder Services Plans and the Distribution Plans) are allocated to separate classes of shares based upon their relative net assets on the date the expenses are incurred. The expenses borne by each Fund, including those of related parties to the Funds, are shown on each Fund's Statement of Operations.

(F) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) PURCHASED AND WRITTEN OPTIONS. Certain Funds may write covered call and put options on their portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, in exchange for the premium, a Fund foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security or foreign currency increase. By writing a covered put option, a Fund, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price. A call option may be covered by the call writer's owning the underlying security throughout the option period. A call option may also be covered by the call writer's maintaining liquid assets valued at greater than the exercise price of the call written, in a segregated account with its custodian. When writing a covered call option, the Funds, in return for the premium on the option, give up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as the obligation as a writer continues, have retained the risk of loss should the price of the underlying security decline. After writing a put option, a Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

Certain Funds may purchase call and put options on their portfolio securities or foreign currencies. A Fund may purchase call options to protect against an increase in the price of the security or foreign currency it anticipates purchasing. A Fund may purchase put options on its securities or foreign currencies to protect against a decline in the value of the security or foreign currency or to close out covered written put positions. A Fund may also purchase options to seek to enhance returns. Risks may arise from an imperfect correlation between the change in

 204   MainStay Funds
market value of the securities or foreign currencies held by the Fund and the prices of options relating to the securities or foreign currencies purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option (see Note 6).

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index, foreign currency or interest rate. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. A Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Futures contracts are used for hedging purposes or to seek to enhance returns (see Note
5).

(I) REPURCHASE AGREEMENTS. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(J) MORTGAGE DOLLAR ROLLS. A mortgage dollar roll ("MDR") is a transaction in which a Fund sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of a Fund are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Funds have agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. The Fund maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

(K) SECURITIES LENDING. Each Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund (see Note 6).

NOTE 3 -- FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. NYLIM (or the "Manager"), an indirect wholly-owned subsidiary of New York Life, serves as manager and provides management services to the Funds under Management Agreements. MacKay Shields LLC ("MacKay Shields"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the All Cap Growth, All Cap Value, Intermediate Term Bond and Short Term Bond Funds under a Sub-Advisory Agreement with the Manager. The Mid Cap Core, Mid Cap Opportunity, S&P 500 Index, Small Cap Opportunity, Cash Reserves, Indexed Bond, Asset Manager and Balanced Funds are advised by NYLIM directly, without a subadvisor.

The Funds pay the Manager a monthly fee for the services performed and facilities furnished at an annual rate of average daily net assets of that Fund as follows:

All Cap Growth Fund                                   .85%
----------------------------------------------------------
All Cap Value Fund                                    .85%
----------------------------------------------------------
Mid Cap Core Fund                                     .85%
----------------------------------------------------------
Mid Cap Opportunity Fund                              .90%
----------------------------------------------------------
S&P 500 Index Fund                                    .50%
----------------------------------------------------------
Small Cap Opportunity Fund                           1.00%
----------------------------------------------------------
Cash Reserves Fund                                    .50%
----------------------------------------------------------
Indexed Bond Fund                                     .50%
----------------------------------------------------------
Intermediate Term Bond Fund                           .75%
----------------------------------------------------------
Short Term Bond Fund                                  .60%
----------------------------------------------------------
Asset Manager Fund                                    .65%
----------------------------------------------------------
Balanced Fund                                         .75%
----------------------------------------------------------

Pursuant to the terms of the Sub-Advisory Agreement between the Manager and the Subadvisor, the Manager pays

                                                   www.mainstayfunds.com     205
the Subadvisor a monthly fee at an annual rate of average daily net assets of the Company's Funds as follows:

All Cap Growth Fund                                   .25%
----------------------------------------------------------
All Cap Value Fund                                    .25%
----------------------------------------------------------
Intermediate Term Bond Fund                           .20%
----------------------------------------------------------
Short Term Bond Fund                                  .15%
----------------------------------------------------------

The Manager voluntarily agreed (contractually agreed for the S&P 500 Index Fund) to assume a portion of the Fund's operating expenses for the following Funds to the extent the total expenses (excluding service fees and distribution fees) on an annualized basis exceed the indicated percentages:

All Cap Growth Fund                                   .93%
----------------------------------------------------------
All Cap Value Fund                                    .94%
----------------------------------------------------------
Mid Cap Core Fund                                    1.00%
----------------------------------------------------------
Mid Cap Opportunity Fund                             1.04%
----------------------------------------------------------
S&P 500 Index Fund                                    .30%
----------------------------------------------------------
Small Cap Opportunity Fund                           1.19%
----------------------------------------------------------
Cash Reserves Fund                                    .50%
----------------------------------------------------------
Indexed Bond Fund                                     .50%
----------------------------------------------------------
Intermediate Term Bond Fund                           .75%
----------------------------------------------------------
Short Term Bond Fund                                  .60%
----------------------------------------------------------
Asset Manager Fund                                    .83%
----------------------------------------------------------
Balanced Fund                                         .94%
----------------------------------------------------------

In connection with the voluntary expense limitations and contractual waiver, the Manager assumed the following expenses, which are shown on each Fund's Statement of Operations, for the six months ended April 30, 2004:

All Cap Growth Fund                              $  142,260
-----------------------------------------------------------
All Cap Value Fund                                  123,724
-----------------------------------------------------------
Mid Cap Core Fund                                    47,608
-----------------------------------------------------------
Mid Cap Opportunity Fund                             73,243
-----------------------------------------------------------
S&P 500 Index Fund                                1,622,296
-----------------------------------------------------------
Small Cap Opportunity Fund                                0
-----------------------------------------------------------
Cash Reserves Fund                                  277,846
-----------------------------------------------------------
Indexed Bond Fund                                   185,823
-----------------------------------------------------------
Intermediate Term Bond Fund                         111,445
-----------------------------------------------------------
Short Term Bond Fund                                 78,121
-----------------------------------------------------------
Asset Manager Fund                                  346,444
-----------------------------------------------------------
Balanced Fund                                             0
-----------------------------------------------------------

It was not necessary for the Manager to reimburse the Small Cap Opportunity and Balanced Funds for expenses for the six months ended April 30, 2004.

These voluntary expense limitations may be terminated or revised at any time. The contractual expense waiver is in effect through December 31, 2004. There is no guarantee that this waiver will continue after this date.

(B) DISTRIBUTOR. NYLIFE Distributors serves as the Funds' distributor and principal underwriter (the "Distributor") to the Class A, Class B, Class C, Class R2 and the Sweep Shares Class of all Funds offering such shares, pursuant to a Distribution Agreement.

(C) SALES CHARGES. The Funds were advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $130,729 for the six months ended April 30, 2004. The Funds were also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $272, $6,697 and $1,079, respectively, for the six months ended April 30, 2004.

(D) DISTRIBUTION AND SERVICE FEES. The Company and the Trust, on behalf of the Funds, each has a Distribution Agreement with the Distributor. The Funds, with respect to Class A, Class B, Class C and Class R2 shares and the Sweep Shares Class, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the Investment Company Act. The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

Pursuant to the Class A Plan and Class R2 Plan, the Distributor receives a monthly fee from each applicable Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A and Class R2 shares, respectively, which is an expense of the Class A and Class R2 shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, each applicable Fund pays the Distributor a monthly fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares, respectively. The Class B and Class C Plans provide that the Class B and Class C shares of the Funds also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B or Class C shares of the Funds, respectively. Pursuant to the Sweep Shares Class Plan for the Cash Reserves Fund, the Distributor, NYLIFE Securities Inc., an indirect wholly-owned subsidiary of New York Life, or any other broker-dealer or other financial institution, is entitled to receive a monthly service fee from the Cash Reserves Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Sweep Shares Class for account sweep and other distribution-related services.

In accordance with the Shareholder Services Plans for the Class R1 and Class R2 shares and the Sweep Shares Class shares, the Manager has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to shareholders of the Class R1 and Class R2 shares and the Sweep Shares Class shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1 and R2 shares

 206   MainStay Funds
and at an annual rate of 0.25% of the average daily net assets attributable to the Sweep Shares Class shares of the Cash Reserves Fund.

(E) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. MainStay Shareholder Services ("MSS"), a division of NYLIM Service Company LLC, an affiliate of NYLIM and an indirect wholly-owned subsidiary of New York Life, serves as the Funds' transfer, dividend disbursing and shareholder servicing agent. MSS has entered into an agreement with Boston Financial Data Services ("BFDS"), by which BFDS will perform certain of the services for which MSS is responsible. Transfer agent expenses shown on each Fund's Statement of Operations, for the six months ended April 30, 2004 were as follows:

All Cap Growth Fund                                $149,416
-----------------------------------------------------------
All Cap Value Fund                                  107,047
-----------------------------------------------------------
Mid Cap Core Fund                                     8,551
-----------------------------------------------------------
Mid Cap Opportunity Fund                             22,934
-----------------------------------------------------------
S&P 500 Index Fund                                  192,002
-----------------------------------------------------------
Small Cap Opportunity Fund                           71,400
-----------------------------------------------------------
Cash Reserves Fund                                   57,538
-----------------------------------------------------------
Indexed Bond Fund                                    33,960
-----------------------------------------------------------
Intermediate Term Bond Fund                          19,135
-----------------------------------------------------------
Short Term Bond Fund                                 18,335
-----------------------------------------------------------
Asset Manager Fund                                  346,941
-----------------------------------------------------------
Balanced Fund                                        72,979
-----------------------------------------------------------

(F) NON-INTERESTED DIRECTORS AND TRUSTEES FEES. Effective January 1, 2004, Directors and Trustees, other than those affiliated with the Manager, New York Life, MacKay Shields, NYLIFE Distributors or NYLIFE Securities Inc., are paid an annual retainer of $62,000 plus reimbursement for travel and out-of-pocket expenses. The Lead Director/Trustee and the Audit Committee Chair each receive an additional annual retainer of $10,000. The retainers are paid in the aggregate for the Company and the Trust.

(G) CAPITAL. The Funds have been advised that at April 30, 2004 affiliates of New York Life owned a significant number of shares of the Funds with the following values and percentages of net assets as follows:

All Cap Growth Fund                    $276,487,489   86.0%
----------------------------------------------------------
All Cap Value Fund                      100,319,247   64.0
----------------------------------------------------------
Mid Cap Core Fund                        26,778,112   78.9
----------------------------------------------------------
Mid Cap Opportunity Fund                      3,395    0.0*
----------------------------------------------------------
S&P 500 Index Fund                      997,500,557   86.7
----------------------------------------------------------
Small Cap Opportunity Fund               57,283,802   28.8
----------------------------------------------------------
Cash Reserves Fund                      163,944,063   33.5
----------------------------------------------------------
Indexed Bond Fund                       198,702,349   84.1
----------------------------------------------------------
Intermediate Term Bond Fund             121,515,081   70.2
----------------------------------------------------------
Short Term Bond Fund                   $ 77,213,270   68.4%
----------------------------------------------------------
Asset Manager Fund                      226,509,645   74.4
----------------------------------------------------------
Balanced Fund                            79,550,054   31.3
----------------------------------------------------------

* Less than one tenth of a percent.

From time to time, a Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

(H) OTHER. Fees for the cost of legal services provided to the Funds by the Office of the General Counsel of NYLIM are charged to the Funds. For the six months ended April 30, 2004, these fees, which are included in Professional fees shown on the Statement of Operations, were as follows:

All Cap Growth Fund                                 $14,766
-----------------------------------------------------------
All Cap Value Fund                                    6,870
-----------------------------------------------------------
Mid Cap Core Fund                                     1,487
-----------------------------------------------------------
Mid Cap Opportunity Fund                                754
-----------------------------------------------------------
S&P 500 Index Fund                                   48,726
-----------------------------------------------------------
Small Cap Opportunity Fund                            8,829
-----------------------------------------------------------
Cash Reserves Fund                                   21,296
-----------------------------------------------------------
Indexed Bond Fund                                    10,277
-----------------------------------------------------------
Intermediate Term Bond Fund                           7,303
-----------------------------------------------------------
Short Term Bond Fund                                  4,310
-----------------------------------------------------------
Asset Manager Fund                                   13,311
-----------------------------------------------------------
Balanced Fund                                         9,815
-----------------------------------------------------------

NOTE 4 -- FEDERAL INCOME TAX:

At October 31, 2003, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by regulations to offset future realized gains of each respective Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                    CAPITAL LOSS
                                       AVAILABLE   AMOUNT
                                         THROUGH  (000'S)
All Cap Growth Fund                         2009  $24,144
                                            2010   17,488
                                            2011    2,904
---------------------------------------------------------
                                                  $44,536
---------------------------------------------------------
All Cap Value Fund                          2010  $26,006
                                            2011    6,872
---------------------------------------------------------
                                                  $32,878
---------------------------------------------------------
Mid Cap Core Fund                           2009   $2,648
                                            2010    1,900
---------------------------------------------------------
                                                   $4,548
---------------------------------------------------------

                                                   www.mainstayfunds.com     207

                                    CAPITAL LOSS
                                       AVAILABLE   AMOUNT
                                         THROUGH  (000'S)
S&P 500 Index Fund                          2010  $37,601
---------------------------------------------------------
Indexed Bond Fund                           2004      $20
                                            2005       44
                                            2006      112
                                            2007    1,728
                                            2008    1,793
                                            2009      105
---------------------------------------------------------
                                                   $3,802
---------------------------------------------------------
Intermediate Term Bond Fund                 2007   $6,289
                                            2008    3,661
                                            2010      898
---------------------------------------------------------
                                                  $10,848
---------------------------------------------------------
Short Term Bond Fund                        2004     $522
                                            2005      204
                                            2006       20
                                            2007      536
                                            2008      843
                                            2009       14
                                            2010      158
                                            2011       35
---------------------------------------------------------
                                                   $2,332
---------------------------------------------------------
Asset Manager Fund                          2009  $24,684
                                            2010   15,722
                                            2011   44,554
---------------------------------------------------------
                                                  $84,960
---------------------------------------------------------

The Mid Cap Core, Mid Cap Opportunity, S&P 500 Index, Small Cap Opportunity, Indexed Bond, Intermediate Term Bond, Short Term Bond, Asset Manager and Balanced Funds utilized $483,802, $410,608, $2,205,464, $6,310,892, $93,241,
$2,228,126, $484,384, $41,059 and $196,218, respectively, of capital loss carryforwards during the year ended October 31, 2003. In addition, the Short Term Bond Fund had $1,286,041 of capital loss carryforwards that expired.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gains shown in the Statement of Changes in Net Assets for the year ended October 31, 2003 represent tax-based distributions of ordinary income and net long-term capital gain, respectively, except for the Fund for which the tax components of the distributions are shown below.

                                           TAX-BASED
                                       DISTRIBUTIONS FROM
                                        ORDINARY INCOME
Cash Reserves Fund                             $3,289,749

NOTE 5 -- FINANCIAL INVESTMENTS:

The S&P 500 Index Fund's, Indexed Bond Fund's and Asset Manager Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

The S&P 500 Index Fund invests in stock index futures contracts to maintain cash reserves while remaining fully invested, to facilitate trading, or to reduce transaction costs. The Indexed Bond Fund invests in contracts for the future delivery of debt securities in order to attempt to maintain cash reserves while remaining fully invested, to facilitate trading, or to reduce transaction costs. The Asset Manager Fund has entered into contracts for the future delivery of debt securities and invests in stock index futures contracts to rebalance the Fund's portfolio composition and risk profile to meet asset class constraints.

NOTE 6 -- FUND SECURITIES LOANED AND WRITTEN OPTIONS:

As of April 30, 2004, the following Funds had securities on loan and received collateral as follows:

                                       MARKET
                                     VALUE OF
                                   SECURITIES         CASH
FUND                                  ON LOAN   COLLATERAL

All Cap Growth Fund               $ 6,048,599  $ 6,181,108
----------------------------------------------------------
All Cap Value Fund                  2,030,400    2,162,367
----------------------------------------------------------
Intermediate Term Bond Fund        20,257,176   21,304,000
----------------------------------------------------------
Short Term Bond Fund               35,885,614   37,451,340
----------------------------------------------------------

The cash collateral received for securities on loan was used to purchase highly liquid short-term investments in accordance with the lending procedures of the Funds.

As of April 30, 2004, the All Cap Value Fund had transactions in Written
Options:

                                    NUMBER OF
ALL CAP VALUE FUND                  CONTRACTS      PREMIUM

Options outstanding at October 31,
  2003                                      0   $        0
----------------------------------------------------------
Options -- written                       (855)    (101,940)
----------------------------------------------------------
Options -- buybacks                       254       24,764
----------------------------------------------------------
Options -- expired                        254       24,764
----------------------------------------------------------
Options outstanding at April 30,
  2004                                   (347)  $  (52,412)
----------------------------------------------------------

NOTE 7 -- LINE OF CREDIT:

The Funds, and certain affiliated funds, with the exception of the Cash Reserves Fund, maintain a line of credit of

 208   MainStay Funds

$160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. The Funds pay a commitment fee, at an annual rate of .075% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on the line of credit during the six months ended April 30, 2004.

                                                   www.mainstayfunds.com     209

NOTE 8 -- PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2004, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                  ALL CAP                ALL CAP               MID CAP              MID CAP
                                GROWTH FUND            VALUE FUND             CORE FUND         OPPORTUNITY FUND
                            --------------------   -------------------   -------------------   ------------------
                            PURCHASES    SALES     PURCHASES    SALES    PURCHASES    SALES    PURCHASES   SALES
U.S. Government securities   $    --    $     --    $    --    $    --    $    --    $    --    $   --     $   --
-----------------------------------------------------------------------------------------------------------------
All others                    79,033     121,247     36,605     64,030     31,347     28,879     8,438      3,995
-----------------------------------------------------------------------------------------------------------------
Total                        $79,033    $121,247    $36,605    $64,030    $31,347    $28,879    $8,438     $3,995
-----------------------------------------------------------------------------------------------------------------

                                 S&P 500
                                INDEX FUND
                            ------------------
                            PURCHASES   SALES
U.S. Government securities  $     --    $   --
--------------------------
All others                   113,869     9,815
--------------------------
Total                       $113,869    $9,815
--------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS (IN 000'S):

Transactions in capital shares were as follows:

                                                                                      ALL CAP GROWTH FUND
                                                              -------------------------------------------------------------------
                                                              CLASS A    CLASS B    CLASS C       CLASS I            CLASS I
                                                              -------    -------    -------    --------------    ----------------
                                                                    JANUARY 1, 2004*             SIX MONTHS
                                                                         THROUGH                   ENDED            YEAR ENDED
                                                                     APRIL 30, 2004            APRIL 30, 2004    OCTOBER 31, 2003
Shares sold                                                     678        67          11           1,053              3,014
---------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends and
 distributions                                                   --        --          --              --                 --
---------------------------------------------------------------------------------------------------------------------------------
                                                                678        67          11           1,053              3,014
---------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                                (601)       (1)        (--)(a)      (3,375)            (4,625)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease)                                          77        66          11          (2,322)            (1,611)
---------------------------------------------------------------------------------------------------------------------------------

                                                                            MID CAP OPPORTUNITY FUND
                                                ---------------------------------------------------------------------------------
                                                CLASS A    CLASS B    CLASS C    CLASS I         CLASS C             CLASS I
                                                -------    -------    -------    -------    ------------------   ----------------
                                                 JANUARY 1, 2004*         SIX MONTHS        DECEMBER 30, 2002*
                                                     THROUGH                ENDED                THROUGH            YEAR ENDED
                                                  APRIL 30, 2004        APRIL 30, 2004       OCTOBER 31, 2003    OCTOBER 31, 2003
Shares sold                                       106        79           54       151               --(a)               373
---------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends
 and distributions                                 --        --           --         5               --(a)                14
---------------------------------------------------------------------------------------------------------------------------------
                                                  106        79           54       156               --(a)               387
---------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                    (3)       (1)         (--)     (181)             (--)              (2,909)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease)                           103        78           54       (25)              --(a)            (2,522)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 CASH RESERVES FUND
                                                             ----------------------------------------------------------
                                                                           SWEEP SHARES                    SWEEP SHARES
                                                             CLASS I          CLASS          CLASS I          CLASS
                                                             --------      ------------      --------      ------------
                                                                     SIX MONTHS
                                                                       ENDED                         YEAR ENDED
                                                                   APRIL 30, 2004                 OCTOBER 31, 2003
Shares sold                                                   257,328         71,597          490,605          97,732
-----------------------------------------------------------------------------------------------------------------------
Shares issued in connection with acquisition of Core Bond
 Plus Fund (b)                                                     --             --               --              --
-----------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends and distributions      574            146            2,250             932
-----------------------------------------------------------------------------------------------------------------------
                                                              257,902         71,743          492,855          98,664
-----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                              (261,974)       (72,800)        (601,715)       (117,116)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                        (4,072)        (1,057)        (108,860)        (18,452)
-----------------------------------------------------------------------------------------------------------------------

                                                                     SHORT TERM BOND FUND                    ASSET MANAGER FUND
                                                     ----------------------------------------------------   ---------------------
                                                         CLASS A           CLASS I           CLASS I        CLASS A       CLASS B
                                                     ----------------   --------------   ----------------   -------       -------
                                                     JANUARY 1, 2004*     SIX MONTHS                          JANUARY 1, 2004*
                                                         THROUGH            ENDED           YEAR ENDED             THROUGH
                                                      APRIL 30, 2004    APRIL 30, 2004   OCTOBER 31, 2003      APRIL 30, 2004
Shares sold                                                2,018             1,495             1,782         4,072          724
---------------------------------------------------------------------------------------------------------------------------------
Shares issued in connection with acquisition of
 Ultra Short Duration Fund (b)                                --             7,984                --            --           --
---------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends and
 distributions                                                 4                41                88            53           --
---------------------------------------------------------------------------------------------------------------------------------
                                                           2,022             9,520             1,870         4,125          724
---------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                           (1,024)           (2,220)           (2,037)       (3,422)          (9)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                      998             7,300              (167)          703          715
---------------------------------------------------------------------------------------------------------------------------------

*  Commencement of Operations.
(a) Less than one thousand shares.
(b) On December 11, 2003 and pursuant to shareholder approval, the assets and liabilities of the Eclipse Core Bond Plus Fund were acquired by the Eclipse Bond Fund which was subsequently renamed MainStay Intermediate Term Bond Fund. Also on December 11, 2003 and pursuant to shareholder approval, the assets and liabilities of the Eclipse Ultra Short Duration Fund were acquired by the Eclipse Short Term Bond Fund which was subsequently renamed MainStay Short Term Bond Fund.

 210   MainStay Funds

         SMALL CAP            INDEXED BOND        INTERMEDIATE TERM         SHORT TERM           ASSET MANAGER
      OPPORTUNITY FUND            FUND                BOND FUND              BOND FUND                FUND
    --------------------   -------------------   --------------------   -------------------   --------------------
    PURCHASES    SALES     PURCHASES    SALES    PURCHASES    SALES     PURCHASES    SALES    PURCHASES    SALES
    $     --    $     --   $123,571    $97,455   $128,789    $114,683    $86,177    $35,931   $ 43,582    $ 36,725
------------------------------------------------------------------------------------------------------------------
     161,674     130,352      6,748        871     34,955      32,503     10,657     37,210     95,992     109,299
------------------------------------------------------------------------------------------------------------------
    $161,674    $130,352   $130,319    $98,326   $163,744    $147,186    $96,834    $73,141   $139,574    $146,024
------------------------------------------------------------------------------------------------------------------

          BALANCED
            FUND
     -------------------
     PURCHASES    SALES
     $  5,915    $ 1,000
------------------------
       96,976     20,827
------------------------
     $102,891    $21,827
------------------------

                          ALL CAP VALUE FUND                               MID CAP CORE FUND
    ---------------------------------------------------------------   ---------------------------
    CLASS A   CLASS B   CLASS C      CLASS I           CLASS I        CLASS A   CLASS B   CLASS C
    -------   -------   -------   --------------   ----------------   -------   -------   -------
         JANUARY 1, 2004*           SIX MONTHS                             JANUARY 1, 2004*
              THROUGH                 ENDED           YEAR ENDED                THROUGH
          APRIL 30, 2004          APRIL 30, 2004   OCTOBER 31, 2003         APRIL 30, 2004
      725       119         34         1,221             3,321            58       77        7
-------------------------------------------------------------------------------------------------
        4        --         --           172               169            --       --       --
-------------------------------------------------------------------------------------------------
      729       119         34         1,393             3,490            58       77        7
-------------------------------------------------------------------------------------------------
     (574)       (3)       (--)       (3,755)           (3,578)          (--)(a)    (1)    (--)(a)
-------------------------------------------------------------------------------------------------
      155       116         34        (2,362)              (88)           58       76        7
-------------------------------------------------------------------------------------------------

             MID CAP CORE FUND
     ---------------------------------
        CLASS I           CLASS I
     --------------   ----------------
       SIX MONTHS
         ENDED           YEAR ENDED
     APRIL 30, 2004   OCTOBER 31, 2003
          107                 262
--------------------------------------
            2                   1
--------------------------------------
          109                 263
--------------------------------------
          (17)               (133)
--------------------------------------
           92                 130
--------------------------------------

                      S&P 500 INDEX FUND                         SMALL CAP OPPORTUNITY FUND
     ----------------------------------------------------   -------------------------------------
         CLASS A           CLASS I           CLASS I        CLASS A   CLASS B   CLASS C   CLASS I
     ----------------   --------------   ----------------   -------   -------   -------   -------
     JANUARY 1, 2004*     SIX MONTHS                        JANUARY 1, 2004*       SIX MONTHS
         THROUGH            ENDED           YEAR ENDED           THROUGH              ENDED
      APRIL 30, 2004    APRIL 30, 2004   OCTOBER 31, 2003    APRIL 30, 2004      APRIL 30, 2004
          11,214             7,492            13,440          421       360       96       5,132
-------------------------------------------------------------------------------------------------
              81               382               384           --        --       --         538
-------------------------------------------------------------------------------------------------
          11,295             7,874            13,824          421       360       96       5,670
-------------------------------------------------------------------------------------------------
         (10,065)           (4,110)           (7,611)        (146)       (9)     (--)     (4,794)
-------------------------------------------------------------------------------------------------
           1,230             3,764             6,213          275       351       96         876
-------------------------------------------------------------------------------------------------

          SMALL CAP OPPORTUNITY FUND
     -------------------------------------
          CLASS C             CLASS I
     ------------------   ----------------
     DECEMBER 30, 2002*
          THROUGH            YEAR ENDED
      OCTOBER 31, 2003    OCTOBER 31, 2003
             --(a)              9,363
------------------------------------------
             --                   108
------------------------------------------
             --(a)              9,471
------------------------------------------
            (--)(a)            (9,026)
------------------------------------------
             --(a)                445
------------------------------------------

                     INDEXED BOND FUND                                       INTERMEDIATE TERM BOND FUND
    ----------------------------------------------------   ----------------------------------------------------------------
        CLASS A           CLASS I           CLASS I        CLASS A   CLASS B    CLASS C      CLASS I           CLASS I
    ----------------   --------------   ----------------   -------   --------   -------   --------------   ----------------
    JANUARY 1, 2004*     SIX MONTHS                              JANUARY 1, 2004*           SIX MONTHS
        THROUGH            ENDED           YEAR ENDED                THROUGH                  ENDED           YEAR ENDED
     APRIL 30, 2004    APRIL 30, 2004   OCTOBER 31, 2003          APRIL 30, 2004          APRIL 30, 2004   OCTOBER 31, 2003
          5,294             2,877            10,323          746       160         76          3,123             2,538
---------------------------------------------------------------------------------------------------------------------------
             --                --                --           --        --         --          2,714                --
---------------------------------------------------------------------------------------------------------------------------
             41               223               540            8        --(a)      --(a)         194               502
---------------------------------------------------------------------------------------------------------------------------
          5,335             3,100            10,863          754       160         76          6,031             3,040
---------------------------------------------------------------------------------------------------------------------------
         (4,272)           (2,092)           (5,482)       (662)        (2)       (--)(a)    (2,733)           (3,041)
---------------------------------------------------------------------------------------------------------------------------
          1,063             1,008             5,381           92       158         76          3,298                (1)
---------------------------------------------------------------------------------------------------------------------------

                       ASSET MANAGER FUND                                              BALANCED FUND
    ---------------------------------------------------------   -----------------------------------------------------------
    CLASS C   CLASS I        CLASS C             CLASS I        CLASS A   CLASS B   CLASS C   CLASS I   CLASS R1   CLASS R2
    -------   -------   ------------------   ----------------   -------   -------   -------   -------   --------   --------
       SIX MONTHS       DECEMBER 30, 2002*                      JANUARY 1, 2004*       SIX MONTHS        JANUARY 1, 2004*
          ENDED              THROUGH            YEAR ENDED           THROUGH              ENDED               THROUGH
     APRIL 30, 2004      OCTOBER 31, 2003    OCTOBER 31, 2003    APRIL 30, 2004      APRIL 30, 2004       APRIL 30, 2004
      118      1,670              4                3,718         2,378      831       349      1,643        --(a)      --(a)
---------------------------------------------------------------------------------------------------------------------------
       --         --             --                   --            --       --        --         --        --         --
---------------------------------------------------------------------------------------------------------------------------
       --        437             --                  493             4        1         1        129        --(a)      --(a)
---------------------------------------------------------------------------------------------------------------------------
      118      2,107              4                4,211         2,382      832       350      1,772        --(a)      --(a)
---------------------------------------------------------------------------------------------------------------------------
       (4)    (3,747)           (--)            (19,261)        (1,246)     (26)       (5)      (780)      (--)       (--)
---------------------------------------------------------------------------------------------------------------------------
      114     (1,640)             4             (15,050)         1,136      806       345        992        --(a)      --(a)
---------------------------------------------------------------------------------------------------------------------------

                 BALANCED FUND
     -------------------------------------
          CLASS C             CLASS I
     ------------------   ----------------
     DECEMBER 30, 2002*
          THROUGH            YEAR ENDED
      OCTOBER 31, 2003    OCTOBER 31, 2003
              15                4,059
------------------------------------------
              --                   --
------------------------------------------
              --(a)                93
------------------------------------------
              15                4,152
------------------------------------------
         (--)(a)               (2,134)
------------------------------------------
              15                2,018
------------------------------------------

                                                   www.mainstayfunds.com     211

NOTE 10 -- OTHER MATTERS:

(A) On August 27, 2003 KPMG LLP (KPMG) was selected to replace the predecessor independent auditor as the Company's and the Trust's independent auditor for the 2003 fiscal year. The selection of KPMG as its independent auditor was recommended by the Company's and the Trust's audit committee, comprised of all independent Directors/Trustees, and was approved by the Company's Board of Directors and the Trust's Board of Trustees.

The predecessor independent auditor's reports on the Company's and the Trust's financial statements for the years ended October 31, 2002 and 2001 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of engagement of KPMG, there were no disagreements between the Company and the Trust and the predecessor independent auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent auditor, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such years.

(B) NYLIM and mutual funds that NYLIM advises have received requests for information from various government authorities and regulatory bodies regarding market timing, late trading, operations, fees, expenses, and other matters. NYLIM and the funds it advises are cooperating fully in responding to these requests. Except as described below, neither NYLIM nor the funds advised by it have any reason to believe that they have been targeted as the subject of any governmental or regulatory enforcement action.

The SEC Staff has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that Fund, as well as the related guarantee disclosure to Fund shareholders. NYLIM and the MainStay Equity Index Fund are currently seeking to resolve the SEC Staff's concerns regarding these matters, although there can be no assurance at this time as to the outcome of these efforts.

 212   MainStay Funds

BOARD MEMBERS AND OFFICERS

The Board Members oversee the Funds, the Manager, and the Subadvisor. Information pertaining to the Board Members and Officers is set forth below. Each Board Member serves until his/her successor is elected and qualified or until his/her resignation, death or removal. Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and Officer listed below is 51 Madison Avenue, New York, New York 10010.

                                                                                             NUMBER OF FUNDS  OTHER
                          POSITION(S) WITH                                                   IN FUND COMPLEX  DIRECTORSHIPS
        NAME AND          COMPANY &         LENGTH OF    PRINCIPAL OCCUPATION(S)             OVERSEEN BY      HELD BY
        DATE OF BIRTH     TRUST             TIME SERVED  DURING PAST 5 YEARS                 BOARD MEMBER     BOARD MEMBER
        -----------------------------------------------------------------------------------------------------------------------
        INDEPENDENT BOARD MEMBERS OF THE COMPANY & TRUST
        LAWRENCE GLACKEN  Director          13 Years     Retired                                   13         None
        10/22/27          Trustee           (Company)
                                            4 Years
                                            (Trust)

        -----------------------------------------------------------------------------------------------------------------------
        ROBERT P.         Director          13 Years     Trustee                                   13         None
        MULHEARN          Trustee           (Company)
        3/11/47                             4 Years
                                            (Trust)

        -----------------------------------------------------------------------------------------------------------------------
        SUSAN B.          Director          13 Years     President, Strategic Management           13         Director,
        KERLEY(1)         Trustee           (Company)    Advisors LLC.                                        SSB/Citi Mutual
        8/12/51                             4 Years                                                           Funds.
                                            (Trust)

        -----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN(2)   Director          2 Years      President & Chief Executive               13         Trustee, The
        12/5/41           Trustee           (Company &   Officer of Babson-United, Inc.                       Vantagepoint
                                            Trust)       since 2000; Head of Global Funds,                    Funds.
                                                         Citicorp, 1995-1999.

        -----------------------------------------------------------------------------------------------------------------------

                                                                                             NUMBER OF FUNDS  OTHER
                          POSITION(S) WITH                                                   IN FUND COMPLEX  DIRECTORSHIPS
        NAME AND          COMPANY &         LENGTH OF    PRINCIPAL OCCUPATION(S)             OVERSEEN BY      HELD BY
        DATE OF BIRTH     TRUST             TIME SERVED  DURING PAST 5 YEARS                 OFFICER          OFFICER
        -----------------------------------------------------------------------------------------------------------------------
        OFFICERS (WHO ARE NOT BOARD MEMBERS) OF THE COMPANY & TRUST
        GARY E.           President         Date of      Chief Executive Officer, Chairman,        55         None
        WENDLANDT                           Election:    and Manager, New York Life
        10/8/50                             May 24,      Investment Management LLC
                                            2004         (including predecessor advisory
                                                         organizations) and New York Life
                                                         Investment Management Holdings
                                                         LLC; Executive Vice President, New
                                                         York Life Insurance Company;
                                                         Executive Vice President and
                                                         Manager, NYLIFE LLC; Manager,
                                                         NYLIFE Distributors LLC; Vice
                                                         Chairman, McMorgan & Company LLC;
                                                         Manager, MacKay Shields LLC;
                                                         Executive Vice President, New York
                                                         Life Insurance and Annuity
                                                         Corporation; Chairman, Chief
                                                         Executive Officer, and Director,
                                                         MainStay VP Series Fund, Inc. (19
                                                         portfolios); Executive Vice
                                                         President and Chief Investment
                                                         Officer, MassMutual Life Insurance
                                                         Company (1993 to 1999).
        -----------------------------------------------------------------------------------------------------------------------

     1. Ms. Kerley has been designated the Lead Independent Trustee/Director.

     2. Mr. Meenan has been appointed Chairman of the Audit Committee.

                                                   www.mainstayfunds.com     213

                                                                                             NUMBER OF FUNDS  OTHER
                          POSITION(S) WITH                                                   IN FUND COMPLEX  DIRECTORSHIPS
        NAME AND          COMPANY &         LENGTH OF    PRINCIPAL OCCUPATION(S)             OVERSEEN BY      HELD BY
        DATE OF BIRTH     TRUST             TIME SERVED  DURING PAST 5 YEARS                 OFFICER          OFFICER
        -----------------------------------------------------------------------------------------------------------------------
        OFFICERS (WHO ARE NOT BOARD MEMBERS) OF THE COMPANY & TRUST
        JEFFERSON C.      Senior Vice       8 Years      Senior Managing Director, New York        36         None
        BOYCE             President         (Company)    Life Investment Management LLC
        9/17/57                             4 Years      (including predecessor advisory
                                            (Trust)      organizations); Senior Vice
                                                         President, New York Life Insurance
                                                         Company; Senior Vice President,
                                                         The MainStay Funds; Director,
                                                         NYLIFE Distributors, Inc.
        -----------------------------------------------------------------------------------------------------------------------
        PATRICK J.        Treasurer and     8 Years      Managing Director, New York Life          61         None
        FARRELL           Chief Financial   (Company)    Investment Management, LLC
        9/27/59           and Accounting    4 Years      (including predecessor advisory
                          Officer           (Trust)      organizations); Treasurer and
                                                         Chief Financial and Accounting
                                                         Officer, The MainStay Funds and
                                                         MainStay VP Series Fund; Assistant
                                                         Treasurer, McMorgan Fund (formerly
                                                         McM Funds).
        -----------------------------------------------------------------------------------------------------------------------
        ROBERT A.         Secretary         3 Years      Senior Managing Director, General         55         None
        ANSELMI                             (Company)    Counsel and Secretary, New York
        10/19/46                            4 Years      Life Investment Management LLC
                                            (Trust)      (including predecessor advisory
                                                         organizations); Secretary, New
                                                         York Life Investment Management
                                                         Holdings LLC; Senior Vice
                                                         President, New York Life Insurance
                                                         Company; Vice President and
                                                         Secretary, McMorgan & Company LLC;
                                                         Secretary, NYLIFE Distributors,
                                                         Inc.; Secretary, MainStay VP
                                                         Series Fund, Inc. and The MainStay
                                                         Funds; Managing Director and
                                                         Senior Counsel, Lehman Brothers
                                                         Inc. (October 1998 to December
                                                         1999); General Counsel and
                                                         Managing Director, JP Morgan
                                                         Investment Management Inc. (1986
                                                         to 1998).
        -----------------------------------------------------------------------------------------------------------------------
        RICHARD W.        Tax Vice          7 Years      Vice President, New York Life             55         None
        ZUCCARO           President         (Company)    Insurance Company; Tax Vice
        12/12/49                            4 Years      President, NYLIFE Securities Inc.;
                                            (Trust)      Vice President, New York Life
                                                         Insurance and Annuity Corporation,
                                                         NYLIFE Insurance Company of
                                                         Arizona, NYLIFE LLC, NYLIFE
                                                         Securities, Inc., NYLIFE
                                                         Distributors Inc.; Tax Vice
                                                         President, New York Life
                                                         International, Inc.; Tax Vice
                                                         President, MainStay VP Series
                                                         Fund, Inc. and The MainStay Funds.
        -----------------------------------------------------------------------------------------------------------------------

 214   MainStay Funds

MAINSTAY FUNDS

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund
MainStay Blue Chip Growth Fund
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(1)
MainStay MAP Fund
MainStay Mid Cap Core Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay Research Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund(2)
MainStay U.S. Large Cap Equity Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Asset Manager Fund
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Strategic Value Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay International Bond Fund
MainStay International Equity Fund

1. Closed to new purchases as of January 1, 2002.
2. Closed to new investors as of December 1, 2001.
3. An affiliate of New York Life Investment Management LLC.

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
Parsippany, New Jersey

SUBADVISOR

MACKAY SHIELDS LLC(3)
New York, New York

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT AUDITORS

KPMG LLP

                                                   www.mainstayfunds.com     215

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
/Not FDIC insured. / No bank guarantee. / May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may only be distributed when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                 SEC File Number: 811-04847 (Eclipse Funds)

(C) 2004 by NYLIFE Distributors LLC. All rights reserved.
                                 SEC File Number: 811-06175 (Eclipse Funds Inc.)

NYLIM-AO5464         (RECYCLE LOGO)                                  MS10g-06/04

Item 2.   Code of Ethics.

          Not applicable.

Item 3.   Audit Committee Financial Expert.

          Not applicable.

Item 4.   Principal Accountant Fees and Services.

          Not applicable.

Item 5.   Audit Committee of Listed Registrants

          Not applicable.

Item 6.   Schedule of Investments

          Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not Applicable.

Item 9.   Submission of Matters to a Vote of Security Holders.

          Not Applicable.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.

(a)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 202.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS

By:  /s/ Gary E. Wendlandt
     ---------------------
     GARY E. WENDLANDT
     President

Date:  June 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Gary E. Wendlandt
     ---------------------
     GARY E. WENDLANDT
     President

Date:  June 29, 2004

By:  /s/Patrick J. Farrell
     ---------------------
     PATRICK J. FARRELL
     Treasurer and
     Chief Financial and Accounting Officer


Date:  June 29, 2004


                                  EXHIBIT INDEX

                    (a)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                    (a)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.